UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO All Asset Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Global Advantage Strategy Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Multi-Asset Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

September 30, 2011 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 100.1%
PIMCO CommoditiesPLUSTM Strategy Fund	2,341,750	$25,033
PIMCO CommodityRealReturn Strategy Fund®	2,576,078	19,037
PIMCO Convertible Fund	2,478,629	31,404
PIMCO Credit Absolute Return Fund	600,000	5,850
PIMCO Diversified Income Fund	3,458,299	38,111
PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund	7,678,250	62,962
PIMCO Emerging Local Bond Fund	3,334,735	33,347
PIMCO Emerging Markets Bond Fund	839,397	9,099
PIMCO Emerging Markets Currency Fund	5,620,601	56,037
PIMCO EqS Pathfinder FundTM	2,343,485	21,677
PIMCO Floating Income Fund	7,970,631	64,403
PIMCO Foreign Bond Fund (Unhedged)	580,422	6,431
PIMCO Fundamental Advantage Total Return Strategy Fund	17,360,525	71,525
PIMCO Fundamental IndexPLUSTM TR Fund	2,097,123	10,129
PIMCO Global Advantage Strategy Bond Fund	2,090,647	23,603
PIMCO High Yield Fund	4,806,757	41,386
PIMCO High Yield Spectrum Fund	4,333,141	40,428
PIMCO Income Fund	7,670,332	85,294
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	300,000	3,000
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	632,430	3,700
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	376,834	1,978
PIMCO Investment Grade Corporate Bond Fund	4,411,257	46,230
PIMCO Long Duration Total Return Fund	24,811	301
PIMCO Long-Term Credit Fund	2,454,203	30,457
PIMCO Long-Term U.S. Government Fund	186,138	2,416
PIMCO Low Duration Fund	1,320	14
PIMCO Real Return Asset Fund	5,957,186	75,299
PIMCO Real Return Fund	62,976	755
PIMCO RealEstateRealReturn Strategy Fund	4,544,456	19,859
PIMCO Senior Floating Rate Fund	1,008,991	9,787
PIMCO Small Cap StocksPLUS® TR Fund	20,587	122
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	300,000	3,000
PIMCO StocksPLUS® Fund	1,115,890	8,247
PIMCO StocksPLUS® Total Return Fund	321,829	2,211
PIMCO Total Return Fund	2,113	23
PIMCO Unconstrained Bond Fund	3,834,918	41,954

Total Mutual Funds (Cost $894,742)		895,109

SHORT-TERM INSTRUMENTS 0.0%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
	373	4

Total Short-Term Instruments (Cost $4)		4

Total Investments 100.1% (Cost $894,746)		$895,113
Other Assets and Liabilities (Net) (0.1%)		(917)

Net Assets 100.0%		$894,196

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Mutual Funds	$895,109	$0	$0	$895,109
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	4	0	0	4
	$895,113	$0	$0	$895,113

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BAHRAIN 0.7%
SOVEREIGN ISSUES 0.7%
Bahrain Government International Bond
5.500% due 03/31/2020		$2,300	$2,197

Total Bahrain (Cost $2,293)			2,197

BARBADOS 0.4%
CORPORATE BONDS & NOTES 0.4%
Columbus International, Inc.
11.500% due 11/20/2014		$1,300	1,287

Total Barbados (Cost $1,382)			1,287

BERMUDA 1.0%
CORPORATE BONDS & NOTES 1.0%
Noble Group Ltd.
4.875% due 08/05/2015		$200	186
6.625% due 08/05/2020		300	266
6.750% due 01/29/2020		1,350	1,194
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,400	1,405

Total Bermuda (Cost $3,242)			3,051

BRAZIL 9.8%
CORPORATE BONDS & NOTES 7.6%
Banco do Brasil S.A.
4.500% due 01/22/2015		$400	413
4.500% due 01/20/2016	EUR	800	1,041
6.000% due 01/22/2020		$1,900	2,052
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,230
Banco Votorantim S.A.
5.250% due 02/11/2016		800	798
BM&FBovespa S.A.
5.500% due 07/16/2020		500	497
Braskem Finance Ltd.
5.750% due 04/15/2021		900	831
7.000% due 05/07/2020		1,000	1,023
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,700	1,921
CSN Islands XI Corp.
6.875% due 09/21/2019		2,100	2,231
CSN Resources S.A.
6.500% due 07/21/2020		2,100	2,201
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	815
7.500% due 05/04/2020		1,100	1,045
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,582
Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,048
7.875% due 03/15/2019		2,100	2,457
8.375% due 12/10/2018		900	1,071
Vale Overseas Ltd.
6.875% due 11/21/2036		760	823

			23,079

SOVEREIGN ISSUES 2.2%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		1,700	1,878
6.500% due 06/10/2019		1,900	2,118
Brazil Government International Bond
7.125% due 01/20/2037		600	769
8.750% due 02/04/2025		300	424
8.875% due 04/15/2024		350	499
12.500% due 01/05/2016	BRL	500	298
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		39	21
10.000% due 01/01/2014		40	21
10.000% due 01/01/2017		1,427	713

			6,741

Total Brazil (Cost $29,275)			29,820

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Sino-Forest Corp.
6.250% due 10/21/2017		$480	125

Total Canada (Cost $480)			125

CAYMAN ISLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	800
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		300	324
7.625% due 04/09/2019		200	239
Interoceanica IV Finance Ltd.
0.000% due 11/30/2018		170	138
0.000% due 11/30/2025		445	245
Interoceanica V Finance Ltd.
0.000% due 05/15/2030		800	254
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	254
5.000% due 11/15/2020		1,000	1,030
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,700	1,700
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		188	154
Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	213

Total Cayman Islands (Cost $5,356)			5,351

CHILE 1.7%
CORPORATE BONDS & NOTES 1.7%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	707
Banco Santander Chile
1.501% due 04/20/2012		1,200	1,201
3.750% due 09/22/2015		1,300	1,302
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,169
E.CL S.A.
5.625% due 01/15/2021		800	840

Total Chile (Cost $4,977)			5,219

CHINA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of China
4.875% due 07/21/2015		$550	595

Total China (Cost $544)			595

COLOMBIA 4.0%
CORPORATE BONDS & NOTES 1.3%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	3,995

SOVEREIGN ISSUES 2.7%
Colombia Government International Bond
7.375% due 01/27/2017		3,000	3,602
7.375% due 03/18/2019		2,300	2,849
8.125% due 05/21/2024		300	399
10.375% due 01/28/2033		225	362
11.750% due 02/25/2020		400	615
12.000% due 10/22/2015	COP	457,000	288

			8,115

Total Colombia (Cost $11,406)			12,110

EL SALVADOR 0.2%
CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$700	689

Total El Salvador (Cost $690)			689

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$600	660

Total Gabon (Cost $698)			660

GUATEMALA 0.2%
SOVEREIGN ISSUES 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$570	630

Total Guatemala (Cost $570)			630

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$950	890

Total Hong Kong (Cost $941)			890

INDIA 1.7%
CORPORATE BONDS & NOTES 1.7%
ICICI Bank Ltd.
4.750% due 11/25/2016		$700	673
5.750% due 11/16/2020		1,100	1,041
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,100	1,128
State Bank of India
4.500% due 10/23/2014		1,250	1,281
4.500% due 07/27/2015		1,000	1,002

Total India (Cost $5,205)			5,125

INDONESIA 7.0%
CORPORATE BONDS & NOTES 1.7%
Adaro Indonesia PT
7.625% due 10/22/2019		$900	891
Indosat Palapa Co. BV
7.375% due 07/29/2020		100	100
Listrindo Capital BV
9.250% due 01/29/2015		100	98
Majapahit Holding BV
7.250% due 10/17/2011		253	253
7.250% due 06/28/2017		700	761
7.750% due 01/20/2020		1,540	1,719
7.875% due 06/29/2037		700	763
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		400	364

			4,949

SOVEREIGN ISSUES 5.3%
Indonesia Government International Bond
6.875% due 03/09/2017		3,200	3,616
6.875% due 01/17/2018		2,600	2,932
7.250% due 04/20/2015		1,700	1,904
7.750% due 01/17/2038		100	126
11.625% due 03/04/2019		5,300	7,566

			16,144

Total Indonesia (Cost $19,826)			21,093

IRELAND 3.1%
CORPORATE BONDS & NOTES 3.1%
Novatek Finance Ltd.
6.604% due 02/03/2021		$1,300	1,256
RZD Capital Ltd.
5.739% due 04/03/2017		7,400	7,388
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		300	277
7.748% due 02/02/2021		500	421

Total Ireland (Cost $9,597)			9,342

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$500	533

Total Israel (Cost $542)			533

KAZAKHSTAN 3.8%
CORPORATE BONDS & NOTES 3.8%
Intergas Finance BV
6.375% due 05/14/2017		$300	310
6.875% due 11/04/2011		126	126
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		1,000	1,029
KazMunayGas National Co.
7.000% due 05/05/2020		5,200	5,220
9.125% due 07/02/2018		2,500	2,838
11.750% due 01/23/2015		500	574
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,501	1,536

Total Kazakhstan (Cost $12,105)			11,633

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		$1,200	1,023

Total Luxembourg (Cost $1,227)			1,023

	SHARES
MEXICO 12.8%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		5,259	7

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 8.5%
Banco Mercantil del Norte S.A.
6.862% due 10/13/2021		$1,800	1,782
BBVA Bancomer S.A.
4.500% due 03/10/2016		600	564
6.500% due 03/10/2021		1,550	1,445
7.250% due 04/22/2020		450	440
C8 Capital SPV Ltd.
6.640% due 12/29/2049		700	329
Cemex S.A.B. de C.V.
5.369% due 09/30/2015		450	274
Comision Federal de Electricidad
4.875% due 05/26/2021		900	914
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,300	1,313
9.250% due 06/30/2020		200	180
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		1,100	1,078
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018		44	26
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,714
6.625% due 06/15/2038		700	760
Petroleos Mexicanos
4.875% due 03/15/2015		3,600	3,807
6.500% due 06/02/2041		3,500	3,658
8.000% due 05/03/2019		3,450	4,244
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		200	201
9.500% due 01/21/2020		1,100	1,052

			25,781

SOVEREIGN ISSUES 4.3%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,686
5.500% due 02/17/2020		200	284
5.750% due 10/12/2110		$600	594
6.050% due 01/11/2040		500	568
6.750% due 09/27/2034		3,534	4,364
7.250% due 12/15/2016	MXN	8,600	672
7.500% due 04/08/2033		$2,460	3,268
9.500% due 12/18/2014	MXN	6,436	526

			12,962

Total Mexico (Cost $36,803)			38,750

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 1.0%
Indo Energy Finance BV
7.000% due 05/07/2018		$500	450
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	298
Waha Aerospace BV
3.925% due 07/28/2020		2,160	2,225

Total Netherlands (Cost $2,960)			2,973

PANAMA 1.1%
SOVEREIGN ISSUES 1.1%
Panama Government International Bond
8.875% due 09/30/2027		$780	1,119
9.375% due 04/01/2029		1,553	2,341

Total Panama (Cost $2,996)			3,460

PERU 1.3%
CORPORATE BONDS & NOTES 0.2%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$600	562

SOVEREIGN ISSUES 1.1%
Peru Government International Bond
7.350% due 07/21/2025		1,500	1,875
8.750% due 11/21/2033		994	1,415

			3,290

Total Peru (Cost $3,401)			3,852

PHILIPPINES 2.0%
SOVEREIGN ISSUES 2.0%
Philippines Government International Bond
6.375% due 01/15/2032		$1,700	1,934
6.375% due 10/23/2034		100	115
6.500% due 01/20/2020		600	699
7.750% due 01/14/2031		1,500	1,933
8.375% due 06/17/2019		500	635
8.875% due 03/17/2015		74	89
9.500% due 02/02/2030		400	587

Total Philippines (Cost $5,257)			5,992

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
6.375% due 07/15/2019		$1,400	1,543

Total Poland (Cost $1,397)			1,543

QATAR 1.6%
CORPORATE BONDS & NOTES 1.3%
Nakilat, Inc.
6.067% due 12/31/2033		$100	109
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,300	1,341
5.000% due 07/21/2020		100	107
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		1,322	1,433
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014		300	328
5.838% due 09/30/2027		350	387
6.332% due 09/30/2027		250	281

			3,986

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		200	211
5.250% due 01/20/2020		500	552
6.400% due 01/20/2040		100	122

			885

Total Qatar (Cost $4,473)			4,871

RUSSIA 14.0%
CORPORATE BONDS & NOTES 9.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$1,390	1,400
6.103% due 06/27/2012		700	716
8.700% due 08/07/2018		2,300	2,671
ALROSA Finance S.A.
7.750% due 11/03/2020		1,100	1,048
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,800	1,782
6.212% due 11/22/2016		330	333
6.510% due 03/07/2022		750	737
8.146% due 04/11/2018		400	438
8.625% due 04/28/2034		1,360	1,578
9.250% due 04/23/2019		500	585
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		386	407
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		42	42
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		3,650	3,863
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		1,640	1,622
7.175% due 05/16/2013		1,900	1,948

Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,158
5.499% due 07/07/2015		1,700	1,685
TNK-BP Finance S.A.
6.625% due 03/20/2017		1,700	1,704
7.500% due 07/18/2016		3,300	3,432
7.875% due 03/13/2018		600	630
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		500	487
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		700	670
6.800% due 11/22/2025		500	472
6.902% due 07/09/2020		200	197
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		300	304

			29,909

SOVEREIGN ISSUES 4.1%
Russia Government International Bond
7.500% due 03/31/2030		10,925	12,304

Total Russia (Cost $40,798)			42,213

SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.4%
Temasek Financial I Ltd.
5.375% due 11/23/2039		$1,000	1,183

Total Singapore (Cost $991)			1,183

SOUTH AFRICA 1.3%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	491
6.500% due 04/15/2040		100	96

			587

SOVEREIGN ISSUES 1.1%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	554
5.875% due 05/30/2022		$1,030	1,151
6.500% due 06/02/2014		450	501
6.875% due 05/27/2019		500	597
7.250% due 01/15/2020	ZAR	2,500	291
8.250% due 09/15/2017		1,000	126

			3,220

Total South Africa (Cost $3,564)			3,807

SOUTH KOREA 1.6%
CORPORATE BONDS & NOTES 0.9%
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$900	912
Korea Electric Power Corp.
3.000% due 10/05/2015		600	587
Korea Exchange Bank
4.875% due 01/14/2016		100	103
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		800	786
6.250% due 06/17/2014		300	325

			2,713

SOVEREIGN ISSUES 0.7%
Export-Import Bank of Korea
5.125% due 06/29/2020		100	102
8.125% due 01/21/2014		1,000	1,121
Korea Development Bank
5.750% due 09/10/2013		15	16
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	826

			2,065

Total South Korea (Cost $4,707)			4,778

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		$568	547

Total Sri Lanka (Cost $568)			547

TRINIDAD AND TOBAGO 0.7%
CORPORATE BONDS & NOTES 0.7%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,558	1,543
9.750% due 08/14/2019		500	596

Total Trinidad And Tobago (Cost $2,120)			2,139

TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		$430	445

Total Tunisia (Cost $434)			445

TURKEY 7.5%
CORPORATE BONDS & NOTES 0.4%
Turkiye Garanti Bankasi A/S
2.751% due 04/20/2016		$1,400	1,274

SOVEREIGN ISSUES 7.1%
Turkey Government International Bond
6.750% due 05/30/2040		2,600	2,724
7.000% due 03/11/2019		6,400	7,200
7.250% due 03/05/2038		700	780
7.500% due 07/14/2017		4,300	4,913
7.500% due 11/07/2019		4,000	4,630
8.000% due 02/14/2034		1,100	1,325

			21,572

Total Turkey (Cost $22,395)			22,846

UNITED ARAB EMIRATES 0.7%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$265	286
DP World Ltd.
6.850% due 07/02/2037		600	549

			835

SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		900	1,082

Total United Arab Emirates (Cost $1,685)			1,917

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$520	558
HBOS PLC
6.750% due 05/21/2018		400	342

Total United Kingdom (Cost $920)			900

UNITED STATES 2.8%
BANK LOAN OBLIGATIONS 0.9%
Financiera URBI S.A. de C.V.
3.350% due 12/16/2011		$900	886
Petroleum Export III Ltd.
3.847% due 03/15/2013		646	644
Petroleum Export V Ltd.
3.351% due 12/20/2012		377	376
Republic of Indonesia
1.250% due 12/14/2019		272	257
Sofomex S.A. de C.V.
3.737% due 04/28/2012		600	599

			2,762

CORPORATE BONDS & NOTES 1.3%
American International Group, Inc.
8.175% due 05/15/2068		900	798
8.625% due 05/22/2038	GBP	100	131
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$300	218
Citigroup Capital XXI
8.300% due 12/21/2077		940	923
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	443
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,500	1,552

			4,065

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
2.037% due 09/25/2045		24	18
Banc of America Mortgage Securities, Inc.
2.882% due 02/25/2036		10	7
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.801% due 06/10/2049		200	211
5.916% due 02/10/2051		200	212
Bear Stearns Adjustable Rate Mortgage Trust
4.629% due 01/25/2035		8	7
5.195% due 05/25/2047		63	41
Citigroup Mortgage Loan Trust, Inc.
5.624% due 09/25/2037 (a)		125	75
GSR Mortgage Loan Trust
2.795% due 01/25/2036		24	18
Morgan Stanley Mortgage Loan Trust
2.277% due 06/25/2036		11	9
WaMu Mortgage Pass-Through Certificates
2.643% due 02/25/2037		76	53
Wells Fargo Mortgage-Backed Securities Trust
2.734% due 07/25/2036		27	20

			671

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019		250	287
Freddie Mac
5.684% due 03/01/2036		149	161
Israel Government AID Bond
5.500% due 04/26/2024		100	128

			576

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
9.875% due 11/15/2015 (e)(g)		189	260

U.S. Treasury Notes
1.875% due 06/30/2015 (e)(g)(h)	120	126
2.375% due 08/31/2014 (e)	100	106

		492

Total United States (Cost $8,087)		8,566

URUGUAY 1.1%
SOVEREIGN ISSUES 1.1%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	496
8.000% due 11/18/2022	2,122	2,652
9.250% due 05/17/2017	200	255

Total Uruguay (Cost $2,864)		3,403

VENEZUELA 5.5%
CORPORATE BONDS & NOTES 1.8%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$2,300	1,590
5.000% due 10/28/2015	1,500	911
5.250% due 04/12/2017	1,400	802
5.375% due 04/12/2027	600	280
5.500% due 04/12/2037	300	137
8.500% due 11/02/2017	2,400	1,602

		5,322

SOVEREIGN ISSUES 3.7%
Venezuela Government International Bond
7.650% due 04/21/2025	1,700	969
7.750% due 10/13/2019	6,700	4,288
8.250% due 10/13/2024	7,100	4,224
9.000% due 05/07/2023	1,500	938
9.250% due 05/07/2028	1,300	806

		11,225

Total Venezuela (Cost $17,899)		16,547

VIRGIN ISLANDS (BRITISH) 2.1%
CORPORATE BONDS & NOTES 2.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,850	6,319

Total Virgin Islands (British) (Cost $6,616)		6,319

SHORT-TERM INSTRUMENTS 4.0%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	131	131

(Dated 09/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 12/29/2011 valued at $135. Repurchase proceeds are $131.
U.S. TREASURY BILLS 0.2%
0.020% due 03/01/2012 - 03/22/2012 (c)(e)(h)	691	690

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.7%
	1,121,298	11,228

Total Short-Term Instruments (Cost $12,051)		12,049

Total Investments 99.2% (Cost $293,342)		$300,473
Written Options (j) (0.2%) (Premiums $262)		(688)
Other Assets and Liabilities (Net) 1.0%		3,173

Net Assets 100.0%		$302,958

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $858 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $5,343 at a weighted average interest rate of 0.514%. On September 30, 2011, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $185 and cash of $30 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	35	$89
U.S. Treasury 5-Year Note December Futures	Short	12/2011	26	(2)
U.S. Treasury 10-Year Note December Futures	Long	12/2011	57	83
U.S. Treasury 30-Year Bond December Futures	Long	12/2011	18	56

				$226

(h)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $139 and cash of $25 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	$1,400	$(196)	$15
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	1,400	142	17

					$(54)	$32

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.916%	$1,300	$1	$(3)	$4
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.900%	500	1	1	0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.880%	300	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.880%	200	(7)	(1)	(6)
Brazil Government International Bond	CBK	1.000%	03/20/2021	2.309%	1,300	(134)	(58)	(76)
Brazil Government International Bond	DUB	1.000%	09/20/2013	1.308%	2,600	(14)	17	(31)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.880%	300	1	0	1
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.786%	300	(9)	(4)	(5)
Brazil Government International Bond	JPM	1.000%	12/20/2019	2.249%	1,000	(88)	(37)	(51)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.880%	3,800	(140)	(38)	(102)
Brazil Government International Bond	MYC	2.100%	08/20/2016	1.964%	250	2	0	2
Brazil Government International Bond	RYL	1.000%	03/20/2012	0.734%	3,000	5	13	(8)
China Government International Bond	BRC	1.000%	09/20/2012	1.275%	400	(1)	2	(3)
China Government International Bond	BRC	1.000%	12/20/2012	1.250%	100	0	0	0
China Government International Bond	DUB	1.000%	12/20/2016	1.987%	300	(13)	(13)	0
China Government International Bond	JPM	1.000%	09/20/2012	1.275%	200	0	1	(1)
China Government International Bond	MYC	1.000%	12/20/2016	1.987%	800	(37)	(37)	0
China Government International Bond	RYL	1.000%	06/20/2016	1.918%	600	(24)	6	(30)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.889%	200	0	1	(1)
Egypt Government International Bond	DUB	1.000%	12/20/2015	4.510%	600	(79)	(38)	(41)
Egypt Government International Bond	DUB	1.000%	06/20/2016	4.631%	100	(15)	(9)	(6)
Egypt Government International Bond	GST	1.000%	06/20/2015	4.425%	100	(12)	(7)	(5)
Egypt Government International Bond	HUS	1.000%	06/20/2015	4.425%	100	(12)	(7)	(5)
Egypt Government International Bond	HUS	1.000%	06/20/2016	4.631%	200	(30)	(20)	(10)
Egypt Government International Bond	MYC	1.000%	03/20/2016	4.574%	50	(7)	(6)	(1)
Egypt Government International Bond	MYC	1.000%	06/20/2016	4.631%	300	(45)	(30)	(15)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.152%	100	(1)	(1)	0
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.152%	100	(1)	(1)	0
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.152%	400	(2)	0	(2)
Gazprom Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.700%	300	(6)	(6)	0
Gazprom Via Gazprom International S.A.	UAG	1.000%	12/20/2012	2.700%	200	(4)	(4)	0
Indonesia Government International Bond	BRC	2.320%	12/20/2016	3.018%	1,000	(32)	0	(32)
Indonesia Government International Bond	FBF	1.000%	06/20/2021	3.372%	2,900	(507)	(188)	(319)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	2.568%	2,375	(121)	(93)	(28)
Indonesia Government International Bond	UAG	1.000%	03/20/2015	2.568%	375	(19)	(15)	(4)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	3.372%	100	(17)	(7)	(10)
Mexico Government International Bond	BRC	1.000%	12/20/2014	1.625%	300	(6)	(10)	4
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.820%	100	0	0	0
Mexico Government International Bond	GST	1.000%	12/20/2012	0.790%	200	1	1	0
Mexico Government International Bond	HUS	1.000%	03/20/2021	2.300%	800	(82)	(37)	(45)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.804%	200	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.800%	800	2	2	0
Panama Government International Bond	JPM	1.000%	09/20/2012	0.846%	200	1	1	0
Penerbangan Malaysia A/S	JPM	1.000%	09/20/2012	1.262%	200	(1)	1	(2)
Penerbangan Malaysia A/S	MYC	1.000%	09/20/2012	1.262%	300	(1)	2	(3)
Peru Government International Bond	BOA	1.000%	06/20/2016	1.953%	700	(30)	(18)	(12)
Peru Government International Bond	FBF	1.000%	06/20/2016	1.953%	2,200	(93)	(60)	(33)
Peru Government International Bond	HUS	1.000%	06/20/2016	1.953%	4,300	(181)	(109)	(72)
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	2.016%	300	(12)	(10)	(2)
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	2.016%	300	(12)	(9)	(3)
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	1.136%	200	0	(1)	1
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	2.016%	1,000	(38)	(34)	(4)
Philippines Government International Bond	CBK	1.770%	12/20/2017	2.781%	700	(38)	0	(38)
Philippines Government International Bond	CBK	2.730%	03/20/2018	2.804%	1,400	(5)	0	(5)
Philippines Government International Bond	CBK	2.770%	06/20/2018	2.827%	2,000	(5)	0	(5)
Philippines Government International Bond	MYC	2.440%	09/20/2017	2.754%	800	(13)	0	(13)
Philippines Government International Bond	UAG	1.000%	03/20/2015	2.210%	9,950	(395)	(290)	(105)
Qatar Government International Bond	BOA	1.000%	03/20/2016	1.123%	500	(3)	0	(3)
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.123%	100	(0)	(1)	1
Russia Government International Bond	FBF	1.000%	12/20/2012	1.850%	100	(1)	(1)	0
Russia Government International Bond	HUS	1.000%	12/20/2012	2.000%	300	(3)	(3)	0
Russia Government International Bond	MYC	1.000%	12/20/2012	1.850%	100	(1)	(1)	0
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	2.709%	200	(0)	0	0
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	2.642%	3,000	(47)	(27)	(20)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	2.709%	400	1	0	1
South Korea Government Bond	DUB	1.000%	12/20/2012	1.400%	600	(3)	(3)	0
South Korea Government Bond	DUB	1.000%	12/20/2012	1.450%	500	(3)	(3)	0
Turkey Government International Bond	DUB	1.000%	06/20/2021	3.213%	100	(17)	(10)	(7)
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	5.750%	300	(7)	(12)	5
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.310%	1,000	2	0	2

						$(2,356)	$(1,213)	$(1,143)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$8,600	$479	$714	$(235)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	6,900	422	858	(436)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	900	55	117	(62)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	600	37	64	(27)
CDX.EM-15 5-Year Index	MYC	5.000%	06/20/2016	600	37	78	(41)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016	3,300	204	304	(100)
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016	1,700	104	102	2

					$1,338	$2,237	$(899)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG	BRL	29,100	$233	$82	$151
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		61,900	968	(24)	992
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,100	72	13	59
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		55,800	664	(9)	673
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		60,900	754	(191)	945
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	165	(14)	179
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BOA		$1,400	60	(3)	63
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	BPS		2,900	125	(10)	135
Pay	3-Month USD-LIBOR	1.950%	12/15/2015	FBF		3,400	146	(7)	153
Pay	3-Month USD-LIBOR	2.100%	12/15/2015	MYC		2,700	134	(10)	144
Receive	3-Month USD-LIBOR	1.800%	08/26/2016	RYL		8,000	(235)	(15)	(220)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CBK		2,400	106	19	87
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CBK		5,200	(722)	(30)	(692)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	BRC	MXN	41,100	(24)	45	(69)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		31,322	(18)	3	(21)
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		11,000	123	0	123

							$2,551	$(151)	$2,702

(j)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$1,100	$7	$(1)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	400	3	0
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,000	89	(10)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,900	12	(1)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,000	13	(1)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,000	5	(1)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	3,200	9	(72)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	3,200	16	0
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	7,200	40	(594)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	2,000	23	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	5,200	27	0

							$244	$(680)

Inflation-Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$800	$10	$(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	800	8	(5)

						$18	$(8)

(k)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	257	11/2011	CBK	$23	$0	$23
Sell		414	11/2011	DUB	36	0	36
Sell		2,552	11/2011	HUS	236	0	236
Sell		388	11/2011	JPM	29	0	29
Buy	CNY	37,299	02/2012	CBK	43	0	43
Buy		9,296	02/2012	DUB	17	0	17
Buy	EUR	85	10/2011	BRC	0	(5)	(5)
Sell		2,990	10/2011	FBL	169	0	169
Sell		2,991	10/2011	MSC	161	0	161
Sell	HUF	23,201	10/2011	BRC	6	0	6
Sell		53,558	10/2011	HUS	14	0	14
Sell		120,124	10/2011	JPM	102	0	102
Buy	INR	76,598	11/2011	UAG	0	(156)	(156)
Sell	KRW	270,405	11/2011	DUB	19	0	19

Sell		772,116	11/2011	HUS	49	0	49
Buy		3,807,263	11/2011	JPM	0	(384)	(384)
Sell		1,051,808	11/2011	MSC	68	0	68
Buy	MXN	883	11/2011	DUB	0	(11)	(11)
Sell		3,466	11/2011	DUB	18	0	18
Sell		4,656	11/2011	HUS	25	0	25
Buy		28,577	11/2011	MSC	0	(385)	(385)
Sell		39	11/2011	MSC	0	0	0
Sell		23,632	11/2011	UAG	212	0	212
Buy	MYR	4,367	04/2012	UAG	0	(90)	(90)
Sell	PHP	25,456	11/2011	CBK	6	0	6
Sell		4,735	11/2011	DUB	2	0	2
Sell		29,328	11/2011	JPM	8	0	8
Buy		59,081	03/2012	CBK	0	(16)	(16)
Buy	PLN	7,206	11/2011	JPM	0	(415)	(415)
Buy	SGD	266	12/2011	UAG	0	(16)	(16)
Buy	TRY	814	10/2011	CBK	0	(57)	(57)
Sell		814	10/2011	JPM	3	0	3
Buy		814	01/2012	JPM	0	(3)	(3)
Sell	ZAR	3,433	10/2011	HUS	64	0	64

					$1,310	$(1,538)	$(228)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bahrain
Sovereign Issues	$0	$2,197	$0	$2,197
Barbados
Corporate Bonds & Notes	0	1,287	0	1,287
Bermuda
Corporate Bonds & Notes	0	3,051	0	3,051
Brazil
Corporate Bonds & Notes	0	23,079	0	23,079
Sovereign Issues	0	6,741	0	6,741
Canada
Corporate Bonds & Notes	0	125	0	125
Cayman Islands
Corporate Bonds & Notes	0	4,714	637	5,351
Chile
Corporate Bonds & Notes	0	5,219	0	5,219
China
Sovereign Issues	0	595	0	595
Colombia
Corporate Bonds & Notes	0	3,995	0	3,995
Sovereign Issues	0	8,115	0	8,115
El Salvador
Corporate Bonds & Notes	0	689	0	689
Gabon
Sovereign Issues	0	660	0	660
Guatemala
Sovereign Issues	0	630	0	630
Hong Kong
Corporate Bonds & Notes	0	890	0	890
India
Corporate Bonds & Notes	0	5,125	0	5,125
Indonesia
Corporate Bonds & Notes	0	4,949	0	4,949
Sovereign Issues	0	16,144	0	16,144
Ireland
Corporate Bonds & Notes	0	9,342	0	9,342
Israel
Corporate Bonds & Notes	0	533	0	533
Kazakhstan
Corporate Bonds & Notes	0	11,633	0	11,633
Luxembourg
Corporate Bonds & Notes	0	1,023	0	1,023
Mexico
Common Stocks	0	0	7	7
Corporate Bonds & Notes	0	25,755	26	25,781

Sovereign Issues	0	12,962	0	12,962
Netherlands
Corporate Bonds & Notes	0	2,973	0	2,973
Panama
Sovereign Issues	0	3,460	0	3,460
Peru
Corporate Bonds & Notes	0	562	0	562
Sovereign Issues	0	3,290	0	3,290
Philippines
Sovereign Issues	0	5,992	0	5,992
Poland
Sovereign Issues	0	1,543	0	1,543
Qatar
Corporate Bonds & Notes	0	3,986	0	3,986
Sovereign Issues	0	885	0	885
Russia
Corporate Bonds & Notes	0	29,909	0	29,909
Sovereign Issues	0	12,304	0	12,304
Singapore
Corporate Bonds & Notes	0	1,183	0	1,183
South Africa
Corporate Bonds & Notes	0	587	0	587
Sovereign Issues	0	3,220	0	3,220
South Korea
Corporate Bonds & Notes	0	2,713	0	2,713
Sovereign Issues	0	2,065	0	2,065
Sri Lanka
Sovereign Issues	0	547	0	547
Trinidad and Tobago
Corporate Bonds & Notes	0	2,139	0	2,139
Tunisia
Sovereign Issues	0	445	0	445
Turkey
Corporate Bonds & Notes	0	1,274	0	1,274
Sovereign Issues	0	21,572	0	21,572
United Arab Emirates
Corporate Bonds & Notes	0	835	0	835
Sovereign Issues	0	1,082	0	1,082
United Kingdom
Corporate Bonds & Notes	0	900	0	900
United States
Bank Loan Obligations	0	1,277	1,485	2,762
Corporate Bonds & Notes	0	4,065	0	4,065
Mortgage-Backed Securities	0	671	0	671
U.S. Government Agencies	0	576	0	576
U.S. Treasury Obligations	0	492	0	492
Uruguay
Sovereign Issues	0	3,403	0	3,403
Venezuela
Corporate Bonds & Notes	0	5,322	0	5,322
Sovereign Issues	0	11,225	0	11,225
Virgin Islands (British)
Corporate Bonds & Notes	0	6,319	0	6,319
Short-Term Instruments
Repurchase Agreements	0	131	0	131
U.S. Treasury Bills	0	690	0	690
PIMCO Short-Term Floating NAV Portfolio	11,228	0	0	11,228
	$11,228	$287,090	$2,155	$300,473

Financial Derivative Instruments (7) - Assets
Credit Contracts	1	17	5	23
Foreign Exchange Contracts	0	1,310	0	1,310
Interest Rate Contracts	228	3,736	0	3,964
	$229	$5,063	$5	$5,297

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,065)	0	(2,065)
Foreign Exchange Contracts	0	(1,538)	0	(1,538)
Interest Rate Contracts	(2)	(1,682)	(8)	(1,692)

	$(2)	$(5,285)	$(8)	$(5,295)

Totals	$11,455	$286,868	$2,152	$300,475

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$628	$0	$(19)	$23	$6	$(1)	$0	$0	$637	$0
Mexico
Bank Loan Obligations	897	(900)	0	0	0	3	0	0	0	0
Common Stocks	0	29	0	0	0	(22)	0	0	7	(22)
Corporate Bonds & Notes	0	75	0	(1)	0	(48)	0	0	26	(48)
Peru
Corporate Bonds & Notes	586	0	0	0	0	(25)	0	(561)	0	0
United States
Bank Loan Obligations	0	1,485	0	0	0	0	0	0	1,485	0

	$2,111	$689	$(19)	$22	$6	$(93)	$0	$(561)	$2,155	$(70)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$0	$0	$0	$0	$5	$0	$0	$5	$5

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(17)	$0	$0	$0	$0	$9	$0	$0	$(8)	$9

Totals	$2,094	$689	$(19)	$22	$6	$(79)	$0	$(561)	$2,152	$(56)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$105

Total Australia (Cost $100)			105

CANADA 5.5%
CORPORATE BONDS & NOTES 2.0%
Bank of Montreal
2.850% due 06/09/2015		$300	317
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		300	312
Toronto-Dominion Bank
1.625% due 09/14/2016		300	300

			929

MORTGAGE-BACKED SECURITIES 0.0%
Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035	CAD	4	4

SOVEREIGN ISSUES 3.5%
Canada Government Bond
1.750% due 03/01/2013		1,100	1,063
Province of Ontario Canada
4.000% due 12/03/2019	EUR	100	147
4.000% due 06/02/2021	CAD	300	308
6.200% due 06/02/2031		100	129

			1,647

Total Canada (Cost $2,643)			2,580

CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
Landmark CDO Ltd.
0.626% due 06/01/2017		$180	172

Total Cayman Islands (Cost $171)			172

FRANCE 4.9%
CORPORATE BONDS & NOTES 4.9%
BNP Paribas Home Loan Covered Bonds SFH
2.200% due 11/02/2015		$200	195
3.000% due 07/23/2013	EUR	100	136
4.750% due 05/28/2013		100	139
Cie de Financement Foncier
2.000% due 02/17/2012		100	134
2.500% due 09/16/2015		$200	198
4.500% due 01/09/2013	EUR	100	138
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		$200	195
Dexia Credit Local S.A.
0.733% due 04/29/2014		600	565
2.750% due 01/10/2014		200	199
2.750% due 04/29/2014		300	296
General Electric Societe de Credit Foncier
3.750% due 07/22/2014	EUR	100	138

Total France (Cost $2,397)			2,333

GERMANY 25.9%
CORPORATE BONDS & NOTES 8.6%
FMS Wertmanagement AoR
1.661% due 02/18/2015	EUR	900	1,207
2.375% due 12/15/2014		100	137
2.750% due 06/03/2016		300	416
3.375% due 06/17/2021		200	284
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		100	135
Kreditanstalt fuer Wiederaufbau
1.493% due 03/04/2013		100	134
2.000% due 09/07/2016		200	271
2.125% due 04/11/2014		300	411
4.125% due 07/04/2017		160	240
6.000% due 08/20/2020	AUD	100	102
6.250% due 05/19/2021		700	729

			4,066

SOVEREIGN ISSUES 17.3%
FMS Wertmanagement
1.608% due 01/20/2014 (i)	EUR	200	270
Republic of Germany
3.000% due 07/04/2020		400	591
3.250% due 07/04/2021		600	902
3.500% due 07/04/2019		300	457
4.000% due 01/04/2018		100	155
4.250% due 07/04/2017		500	779
4.250% due 07/04/2018		300	475
4.750% due 07/04/2028		200	348
5.500% due 01/04/2031		700	1,339
5.625% due 01/04/2028		300	569
6.500% due 07/04/2027		900	1,840
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	518

			8,243

Total Germany (Cost $12,562)			12,309

IRELAND 1.8%
CORPORATE BONDS & NOTES 1.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	600	849

Total Ireland (Cost $863)			849

ITALY 0.4%
SOVEREIGN ISSUES 0.4%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)	EUR	104	113
4.000% due 02/01/2037		100	98

Total Italy (Cost $233)			211

MEXICO 3.0%
SOVEREIGN ISSUES 3.0%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	4,300	323
6.500% due 06/10/2021		3,700	268
9.000% due 12/22/2011		10,000	729
10.000% due 12/05/2024		1,100	101

Total Mexico (Cost $1,595)			1,421

NETHERLANDS 6.2%
ASSET-BACKED SECURITIES 0.1%
Globaldrive BV
4.000% due 10/20/2016	EUR	31	42

CORPORATE BONDS & NOTES 2.0%
ABN AMRO Bank NV
3.250% due 01/18/2013		100	136
Achmea Hypotheekbank NV
0.607% due 11/03/2014		$100	99
3.200% due 11/03/2014		200	212
ING Bank NV
2.250% due 08/31/2015	EUR	200	268
NIBC Bank NV
0.707% due 12/02/2014		$100	100
3.500% due 04/07/2014	EUR	100	141

			956

SOVEREIGN ISSUES 4.1%
Netherlands Government Bond
4.000% due 07/15/2016		700	1,046
4.000% due 07/15/2018		200	304
4.000% due 07/15/2019		400	613

			1,963

Total Netherlands (Cost $2,886)			2,961

NEW ZEALAND 3.4%
SOVEREIGN ISSUES 3.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	720
5.500% due 04/15/2023		600	493
6.000% due 05/15/2021		500	427

Total New Zealand (Cost $1,626)			1,640

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.3%
DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	100	138

Total Norway (Cost $141)			138

RUSSIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$100	111

Total Russia (Cost $114)			111

SPAIN 1.1%
SOVEREIGN ISSUES 1.1%
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	400	518

Total Spain (Cost $567)			518

SUPRANATIONAL 2.7%
CORPORATE BONDS & NOTES 2.7%
European Union
3.125% due 01/27/2015	EUR	400	562
3.250% due 04/04/2018		500	707

Total Supranational (Cost $1,331)			1,269

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.6%
Stadshypotek AB
0.919% due 09/30/2013		$300	300

Total Sweden (Cost $300)			300

UNITED KINGDOM 16.5%
CORPORATE BONDS & NOTES 4.2%
Abbey National Treasury Services PLC
3.125% due 06/30/2014	EUR	300	405
3.625% due 10/05/2017		200	266
BP Capital Markets PLC
3.125% due 10/01/2015		$100	103
3.830% due 10/06/2017	EUR	100	138
LBG Capital No.1 PLC
11.040% due 03/19/2020	GBP	100	136
Lloyds TSB Bank PLC
12.000% due 12/29/2049		$400	367
Nationwide Building Society
2.875% due 09/14/2015	EUR	100	134
4.125% due 02/27/2012		100	135
4.625% due 09/13/2012		100	137
5.500% due 07/18/2012		$200	207

			2,028

MORTGAGE-BACKED SECURITIES 4.4%
Eurosail PLC
1.072% due 03/13/2045	GBP	200	252
1.690% due 03/13/2045	EUR	100	106
Granite Master Issuer PLC
0.370% due 12/20/2054		$145	123
0.400% due 12/20/2054		100	81
1.500% due 12/17/2054	EUR	100	107
Granite Mortgages PLC
1.245% due 06/20/2044	GBP	83	123
Great Hall Mortgages PLC
0.480% due 06/18/2039		$70	57
Holmes Master Issuer PLC
2.955% due 10/15/2054	EUR	100	134
3.001% due 10/15/2054		200	268
Kensington Mortgage Securities PLC
1.697% due 06/14/2040		87	96
Mansard Mortgages PLC
1.568% due 12/15/2049	GBP	77	99
Newgate Funding PLC
1.918% due 12/15/2050		200	210
RMAC Securities PLC
1.079% due 06/12/2044		200	242
1.682% due 06/12/2044	EUR	200	209

			2,107

SOVEREIGN ISSUES 7.9%
United Kingdom Gilt
2.000% due 01/22/2016	GBP	100	161
4.000% due 09/07/2016		100	176
4.250% due 12/07/2027		200	360
4.250% due 06/07/2032		300	534
4.250% due 03/07/2036		170	301
4.250% due 09/07/2039		100	176
4.250% due 12/07/2040		600	1,054
4.750% due 12/07/2030		400	761
6.000% due 12/07/2028		100	218

			3,741

Total United Kingdom (Cost $7,774)			7,876

UNITED STATES 23.7%
ASSET-BACKED SECURITIES 0.8%
HSBC Home Equity Loan Trust
0.380% due 03/20/2036		$64	59
Panhandle-Plains Higher Education Authority, Inc.
1.376% due 10/01/2035		89	89
SLM Student Loan Trust
1.788% due 12/15/2023	EUR	178	229

			377

CORPORATE BONDS & NOTES 6.5%
Ally Financial, Inc.
3.751% due 06/20/2014		$200	183
6.875% due 08/28/2012		200	204
American International Group, Inc.
0.360% due 10/18/2011		100	100
4.250% due 09/15/2014		100	97
5.750% due 03/15/2067	GBP	100	101
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	200	270
Bank of America Corp.
4.000% due 03/28/2018		100	93
CIT Group, Inc.
5.250% due 04/01/2014		$100	97
Citigroup, Inc.
6.000% due 12/13/2013		100	105
Embarq Corp.
7.082% due 06/01/2016		100	104
International Lease Finance Corp.
5.875% due 05/01/2013		100	97
6.375% due 03/25/2013		100	98
6.500% due 09/01/2014		100	100
6.750% due 09/01/2016		100	101
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	107
Jones Group, Inc.
5.125% due 11/15/2014		100	99
JPMorgan Chase & Co.
6.300% due 04/23/2019		200	227
Merrill Lynch & Co., Inc.
2.077% due 09/14/2018	EUR	200	167
2.287% due 09/27/2012		100	130
4.875% due 05/30/2014		100	128
Morgan Stanley
1.853% due 01/24/2014		$200	187
Pulte Group, Inc.
5.200% due 02/15/2015		100	91
WM Covered Bond Program
4.000% due 09/27/2016	EUR	100	140
4.375% due 05/19/2014		50	69

			3,095

MORTGAGE-BACKED SECURITIES 6.0%
Banc of America Large Loan, Inc.
1.979% due 11/15/2015		$97	86
Citigroup Mortgage Loan Trust, Inc.
2.450% due 08/25/2035		39	33
Commercial Mortgage Pass-Through Certificates
2.621% due 07/10/2046 (a)		2,284	179
2.652% due 07/10/2046 (a)		1,681	169
3.156% due 07/10/2046		196	199
Credit Suisse Mortgage Capital Certificates
0.299% due 02/15/2022		79	76
5.946% due 12/18/2049		200	224
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.571% due 11/10/2046 (a)		496	30
First Horizon Asset Securities, Inc.
5.741% due 05/25/2037		87	56
GS Mortgage Securities Corp.
1.142% due 03/06/2020		312	310
4.592% due 08/10/2043		200	209
Harborview Mortgage Loan Trust
0.510% due 02/19/2036		544	302
Indymac Index Mortgage Loan Trust
0.475% due 07/25/2035		48	27
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	197
JPMorgan Mortgage Trust
5.306% due 02/25/2036		56	47
Mellon Residential Funding Corp.
0.659% due 08/15/2032		168	151
Merrill Lynch Mortgage Investors, Inc.
2.621% due 02/25/2035		36	34
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.166% due 08/12/2049		100	106
RBSCF Trust
6.214% due 12/16/2049		100	111
Structured Asset Securities Corp.
2.655% due 10/25/2035		204	162
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045		100	109
Wells Fargo Mortgage-Backed Securities Trust
2.724% due 10/25/2035		87	74

			2,895

MUNICIPAL BONDS & NOTES 2.0%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		100	119
7.550% due 04/01/2039		100	122
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		100	106
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		100	103
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040		100	124
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040		100	138
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041		100	110
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		100	121

			943

U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
0.665% due 11/25/2040		180	181
0.685% due 11/25/2040		184	184
4.000% due 10/01/2041		1,900	1,993
4.500% due 01/25/2017		8	8
Freddie Mac
0.829% due 12/15/2037		102	103
NCUA Guaranteed Notes
0.594% due 11/06/2017		854	854
0.784% due 12/08/2020		187	188
Small Business Administration
5.980% due 05/01/2022		210	232
Tennessee Valley Authority
6.250% due 12/15/2017		200	252

			3,995

Total United States (Cost $11,268)			11,305

SHORT-TERM INSTRUMENTS 7.2%
CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 02/15/2012		$300	298
REPURCHASE AGREEMENTS 0.9%
State Street Bank and Trust Co.
0.010% due 10/03/2011		426	426

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $438. Repurchase proceeds are $426.)
JAPAN TREASURY BILLS 1.4%
0.098% due 12/12/2011	JPY	50,000	648

MEXICO TREASURY BILLS 1.5%
4.309% due 10/20/2011	MXN	10,000	720

U.S. TREASURY BILLS 0.0%
0.010% due 03/08/2012 (e)		$14	14

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.8%
		132,384	1,326

Total Short-Term Instruments (Cost $3,571)			3,432

Total Investments 104.0% (Cost $50,142)			$49,530
Written Options (h) (0.1%) (Premiums $80)			(26)
Other Assets and Liabilities (Net) (3.9%)			(1,890)

Net Assets 100.0%			$47,614

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $865 at a weighted average interest rate of 0.500%. On September 30, 2011, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $14 and cash of $132 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond December Futures	Long	12/2011	5	$10
Euro-Bobl December Futures	Long	12/2011	5	0
Euro-Bobl December Futures Put Options Strike @ EUR 112.000	Long	12/2011	4	0
Euro-Bund 10-Year Bond December Futures	Short	12/2011	15	0
U.S. Treasury 10-Year Note December Futures	Short	12/2011	6	(4)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	5	23

				$29

(f)	Centrally cleared swap agreements outstanding on September 30, 2011:

Cash of $2 has been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-15 5-Year Index	1.000%	12/20/2015	$100	$1	$0

(g)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Embarq Corp.	DUB	(1.000%	)	06/20/2016	2.906%	$100	$8	$(2)	$10
International Lease Finance Corp.	GST	(5.000%	)	06/20/2013	7.223%	100	4	(4)	8
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	3.272%	100	11	6	5
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.250%	100	(5)	(6)	1
Pulte Group, Inc.	BRC	(5.000%	)	03/20/2015	5.509%	100	1	0	1

							$19	$(6)	$25

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2016	0.903%		$200	$1	$4	$(3)
Australia Government Bond	DUB	1.000%	09/20/2016	0.973%		300	1	5	(4)
Australia Government Bond	GST	1.000%	09/20/2015	0.833%		100	0	2	(2)
Australia Government Bond	MYC	1.000%	12/20/2016	1.002%		100	0	0	0
Australia Government Bond	RYL	1.000%	03/20/2016	0.903%		300	2	7	(5)
Australia Government Bond	RYL	1.000%	09/20/2016	0.973%		100	0	1	(1)
Australia Government Bond	UAG	1.000%	12/20/2016	1.002%		200	0	0	0
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	1.449%		100	(1)	(2)	1
Brazil Government International Bond	BRC	1.000%	12/20/2011	0.734%		100	0	0	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.734%		200	0	1	(1)
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.382%		100	4	0	4
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.392%		100	2	0	2
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.001%		100	(3)	0	(3)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.382%		100	4	0	4
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.392%		100	(2)	0	(2)
China Government International Bond	CBK	1.000%	03/20/2016	1.877%		300	(11)	3	(14)
China Government International Bond	CBK	1.000%	12/20/2016	1.987%		100	(5)	(4)	(1)
China Government International Bond	DUB	1.000%	09/20/2016	1.954%		400	(18)	0	(18)
China Government International Bond	GST	1.000%	12/20/2016	1.987%		100	(5)	(4)	(1)
China Government International Bond	JPM	1.000%	12/20/2016	1.987%		100	(5)	(4)	(1)
China Government International Bond	UAG	1.000%	12/20/2015	1.832%		200	(7)	4	(11)
China Government International Bond	UAG	1.000%	12/20/2016	1.987%		300	(14)	(9)	(5)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.599%		100	0	0	0
France Government Bond	MYC	0.250%	12/20/2016	1.875%		400	(31)	(31)	0
General Electric Capital Corp.	BOA	1.000%	12/20/2012	2.483%		200	(4)	(1)	(3)
Japan Government International Bond	UAG	1.000%	03/20/2016	1.354%		200	(3)	(1)	(2)
Mexico Government International Bond	BRC	1.000%	12/20/2011	0.713%		300	0	1	(1)
Republic of Germany Government Bond	BOA	0.250%	12/20/2016	1.130%		300	(13)	(13)	0
Republic of Germany Government Bond	CBK	0.250%	12/20/2016	1.130%		100	(4)	(4)	0
Republic of Germany Government Bond	CBK	0.250%	12/20/2016	1.130%		200	(9)	(8)	(1)
Russia Government International Bond	BOA	1.000%	12/20/2011	1.696%		100	1	1	0
Russia Government International Bond	MYC	1.000%	12/20/2011	1.696%		200	0	1	(1)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.481%	EUR	300	(4)	(5)	1
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.481%		100	(2)	(2)	0
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%		$100	1	1	0
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%		100	1	1	0
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		500	4	4	0
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.814%		300	3	7	(4)
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.912%		100	1	1	0

							$(116)	$(44)	$(72)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	$100	$(8)	$(6)	$(2)
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	200	(5)	(8)	3
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	100	(3)	(2)	(1)
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	100	(3)	(3)	0
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	200	(7)	(4)	(3)

					$(26)	$(23)	$(3)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RYL	BRL	300	$0	$0	$0
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		500	0	0	0
Pay	1-Year BRL-CDI	11.280%	01/02/2012	FBF		2,000	(1)	0	(1)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS		2,200	2	2	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		1,100	12	12	0
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	300	20	1	19
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BPS		$1,400	(195)	14	(209)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BRC		500	(69)	19	(88)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CBK		200	(28)	3	(31)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	FBF		900	(125)	13	(138)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HUS		900	(125)	17	(142)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	CBK		400	(40)	(7)	(33)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	HUS		200	(20)	(5)	(15)
Pay	6-Month EUR-EURIBOR	2.000%	09/21/2016	MYC	EUR	2,000	4	(16)	20
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB		300	20	2	18
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		300	17	5	12
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	DUB		800	44	13	31
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GLM	GBP	600	(22)	(5)	(17)
Pay	6-Month GBP-LIBOR	3.500%	09/21/2018	CBK		600	82	13	69
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	270,000	153	73	80
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		80,000	45	21	24
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		20,000	24	(1)	25
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		50,000	59	(2)	61
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	1,700	5	1	4
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		2,600	7	(3)	10
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		2,600	1	0	1
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		900	3	0	3
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		700	2	0	2
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		10,600	34	8	26
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		500	1	(1)	2
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		900	1	(4)	5
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		2,400	(2)	1	(3)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		2,400	9	1	8
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		1,000	4	1	3

							$(78)	$176	$(254)

(h)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$128.500	10/21/2011	3	$2	$(1)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$1,400	$12	$(1)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,500	20	(2)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	6	0
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	200	2	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	100	1	0

							$60	$(3)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	UAG	$1.370	10/10/2011	EUR	300	$4	$(10)
Put - OTC EUR versus USD	UAG	1.320	10/24/2011		300	5	(4)

						$9	$(14)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount		Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011		$200	$1	$(1)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		200	1	(1)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		600	7	(6)

						$9	$(8)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(i)	Restricted securities as of September 30, 2011:

	$000.00	$000.00	$000.00	$000.00	$000.00	$000.00
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.608%	01/20/2014	01/13/2011	$267	$270	0.57%

(j)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	25	10/2011	UAG	$0	$0	$0
Sell		247	11/2011	CBK	4	0	4
Sell	BRL	16	11/2011	HUS	2	0	2
Sell	CAD	38	10/2011	CBK	1	0	1
Buy		38	10/2011	UAG	0	(1)	(1)
Buy		28	11/2011	CBK	0	0	0
Sell		74	11/2011	DUB	4	0	4

Sell		126	11/2011	MSC	2	0	2
Sell		74	11/2011	RBC	4	0	4
Buy	CNY	200	11/2011	JPM	0	0	0
Buy		1,357	06/2012	BRC	0	(4)	(4)
Buy		745	06/2012	CBK	0	(2)	(2)
Buy		4,456	06/2012	JPM	0	(7)	(7)
Buy		708	06/2012	UAG	0	(2)	(2)
Buy		2,352	02/2013	JPM	0	(9)	(9)
Buy		1,000	08/2013	DUB	0	(4)	(4)
Buy		2,539	08/2013	UAG	0	(7)	(7)
Buy		256	04/2014	BRC	0	(2)	(2)
Buy		359	04/2014	CBK	0	(3)	(3)
Buy		91	04/2014	GST	0	(1)	(1)
Buy		164	04/2014	HUS	0	(1)	(1)
Buy		158	04/2014	JPM	0	(1)	(1)
Buy		153	04/2014	RYL	0	(1)	(1)
Buy		341	04/2014	UAG	0	(3)	(3)
Buy		123	09/2015	BOA	0	(1)	(1)
Buy		430	09/2015	BRC	0	(4)	(4)
Buy		1,656	09/2015	CBK	0	(16)	(16)
Buy		123	09/2015	MSC	0	(1)	(1)
Buy	DKK	1,909	10/2011	DUB	0	(15)	(15)
Buy	EUR	85	10/2011	BRC	0	(1)	(1)
Buy		47	10/2011	CBK	0	(1)	(1)
Sell		108	10/2011	CBK	2	0	2
Buy		31	10/2011	HUS	0	0	0
Buy		81	10/2011	JPM	0	(1)	(1)
Buy		88	10/2011	RYL	0	(2)	(2)
Buy		93	10/2011	UAG	0	(1)	(1)
Buy		164	11/2011	BRC	0	(5)	(5)
Sell		1,921	11/2011	BRC	86	0	86
Buy		872	11/2011	CBK	0	(23)	(23)
Sell		68	11/2011	CBK	3	0	3
Buy		116	11/2011	DUB	0	(7)	(7)
Buy		1,210	11/2011	GST	0	(6)	(6)
Buy		809	11/2011	JPM	0	(27)	(27)
Sell		1,084	11/2011	JPM	109	0	109
Sell		517	11/2011	RBC	18	0	18
Buy		412	11/2011	RYL	0	(44)	(44)
Sell		3,064	11/2011	RYL	276	0	276
Buy		158	11/2011	UAG	0	(15)	(15)
Sell	GBP	96	10/2011	JPM	1	0	1
Buy		33	12/2011	BRC	0	(1)	(1)
Sell		110	12/2011	CBK	5	0	5
Sell		91	12/2011	JPM	2	0	2
Sell		103	12/2011	RBC	0	(2)	(2)
Buy	HKD	459	12/2011	DUB	0	0	0
Buy		1,090	12/2011	FBL	0	0	0
Buy		1,214	12/2011	HUS	0	0	0
Buy		553	12/2011	MSC	0	0	0
Buy		1,020	12/2011	UAG	0	0	0
Sell	IDR	782,600	10/2011	HUS	6	0	6
Buy		290,400	01/2012	BOA	0	(1)	(1)
Buy		148,000	01/2012	DUB	0	(2)	(2)
Buy		152,000	01/2012	HUS	0	(1)	(1)
Buy		72,000	01/2012	UAG	0	(1)	(1)
Buy		125,830	07/2012	HUS	0	(1)	(1)

Sell	INR	2,422	07/2012	DUB	2	0	2
Buy		2,417	07/2012	JPM	0	(4)	(4)
Buy	JPY	10,500	10/2011	CBK	0	0	0
Buy		13,590	10/2011	DUB	0	0	0
Buy		870,330	10/2011	FBL	0	(115)	(115)
Sell		90,217	10/2011	FBL	0	0	0
Buy		8,884	10/2011	JPM	0	0	0
Buy		10,511	10/2011	RBC	0	(1)	(1)
Sell		10,511	10/2011	RBC	1	0	1
Buy		913,024	10/2011	UAG	0	(120)	(120)
Sell		50,000	12/2011	UAG	2	0	2
Buy	KRW	14,481	11/2011	JPM	0	(1)	(1)
Sell	MXN	10,000	10/2011	HUS	129	0	129
Buy		516	11/2011	BRC	0	(7)	(7)
Sell		353	11/2011	BRC	3	0	3
Sell		4,412	11/2011	CBK	22	0	22
Buy		5,379	11/2011	HUS	0	(61)	(61)
Sell		20,893	11/2011	HUS	204	0	204
Buy		5,613	11/2011	MSC	0	(76)	(76)
Sell		5,161	11/2011	MSC	68	0	68
Buy		1,214	11/2011	UAG	0	(1)	(1)
Sell		2,206	11/2011	UAG	25	0	25
Sell	MYR	203	04/2012	CBK	3	0	3
Buy		201	04/2012	JPM	0	(4)	(4)
Sell	NOK	3,055	10/2011	CBK	26	0	26
Buy		192	10/2011	GST	0	(3)	(3)
Sell	NZD	2,062	11/2011	DUB	39	0	39
Buy	SEK	895	10/2011	BRC	0	(8)	(8)
Buy		896	10/2011	DUB	0	(9)	(9)
Buy	SGD	75	12/2011	BRC	0	0	0
Buy		393	12/2011	CBK	0	(2)	(2)
Sell		43	12/2011	DUB	2	0	2
Buy		75	12/2011	GST	0	(1)	(1)
Buy		368	12/2011	HUS	0	(3)	(3)
Buy		63	12/2011	JPM	0	(1)	(1)
Buy		153	12/2011	UAG	0	(4)	(4)
Buy	TWD	3,507	01/2012	BRC	0	(8)	(8)
Sell		1,827	01/2012	BRC	4	0	4
Sell		1,636	01/2012	CBK	2	0	2

					$1,057	$(656)	$401

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities  (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$105	$0	$105
Canada
Corporate Bonds & Notes	0	929	0	929
Mortgage-Backed Securities	0	4	0	4
Sovereign Issues	0	1,647	0	1,647
Cayman Islands
Asset-Backed Securities	0	172	0	172
France

Corporate Bonds & Notes	0	2,333	0	2,333
Germany
Corporate Bonds & Notes	0	4,066	0	4,066
Sovereign Issues	0	8,243	0	8,243
Ireland
Corporate Bonds & Notes	0	849	0	849
Italy
Sovereign Issues	0	211	0	211
Mexico
Sovereign Issues	0	1,421	0	1,421
Netherlands
Asset-Backed Securities	0	42	0	42
Corporate Bonds & Notes	0	956	0	956
Sovereign Issues	0	1,963	0	1,963
New Zealand
Sovereign Issues	0	1,640	0	1,640
Norway
Corporate Bonds & Notes	0	138	0	138
Russia
Corporate Bonds & Notes	0	111	0	111
Spain
Sovereign Issues	0	518	0	518
Supranational
Corporate Bonds & Notes	0	1,269	0	1,269
Sweden
Corporate Bonds & Notes	0	300	0	300
United Kingdom
Corporate Bonds & Notes	0	2,028	0	2,028
Mortgage-Backed Securities	0	2,107	0	2,107
Sovereign Issues	0	3,741	0	3,741
United States
Asset-Backed Securities	0	377	0	377
Corporate Bonds & Notes	0	3,095	0	3,095
Mortgage-Backed Securities	0	2,895	0	2,895
Municipal Bonds & Notes	0	943	0	943
U.S. Government Agencies	0	2,953	1,042	3,995
Short-Term Instruments
Certificates of Deposit	0	298	0	298
Repurchase Agreements	0	426	0	426
Japan Treasury Bills	0	648	0	648
Mexico Treasury Bills	0	720	0	720
U.S. Treasury Bills	0	14	0	14
PIMCO Short-Term Floating NAV Portfolio	1,326	0	0	1,326
	$1,326	$47,162	$1,042	$49,530

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	40	0	40
Foreign Exchange Contracts	0	1,057	0	1,057
Interest Rate Contracts	33	423	0	456
	$33	$1,520	$0	$1,553

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(89)	(1)	(90)
Foreign Exchange Contracts	0	(670)	0	(670)
Interest Rate Contracts	(4)	(681)	(8)	(693)

	$(4)	$(1,440)	$(9)	$(1,453)

Totals	$1,355	$47,242	$1,033	$49,630

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Cayman Islands
Asset-Backed Securities	$185	$0	$(17)	$1	$1	$2	$0	$(172)	$0	$0
United States
Mortgage-Backed Securities	427	(3)	(33)	0	0	12	0	(403)	0	0
U.S. Government Agencies	1,279	0	(240)	0	0	3	0	0	1,042	0

	$1,891	$(3)	$(290)	$1	$1	$17	$0	$(575)	$1,042	$0

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	0	0	0	(1)	0	0	(1)	(1)
Interest Rate Contracts	(13)	0	0	0	0	5	0	0	(8)	6

	$(13)	$0	$0	$0	$0	$4	$0	$0	$(9)	$5

Totals	$1,878	$(3)	$(290)	$1	$1	$21	$0	$(575)	$1,033	$5

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.1%
CORPORATE BONDS & NOTES 1.7%
Commonwealth Bank of Australia
3.492% due 08/13/2014		$500	$531
ING Bank Australia Ltd.
5.408% due 06/24/2014	AUD	800	783

			1,314

MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.442% due 05/25/2035		$88	87
Puma Finance Ltd.
5.225% due 08/22/2037	AUD	108	100
Torrens Trust
5.210% due 10/19/2038		164	154

			341

Total Australia (Cost $1,504)			1,655

BRAZIL 0.1%
CORPORATE BONDS & NOTES 0.1%
Petrobras International Finance Co.
7.875% due 03/15/2019		$100	117

Total Brazil (Cost $119)			117

CANADA 0.6%
ASSET-BACKED SECURITIES 0.0%
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	31	30

SOVEREIGN ISSUES 0.6%
Canada Government Bond
2.750% due 09/01/2016		300	305
Province of Ontario Canada
6.200% due 06/02/2031		100	128

			433

Total Canada (Cost $482)			463

CAYMAN ISLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		$100	100
Transocean, Inc.
4.950% due 11/15/2015		400	422

Total Cayman Islands (Cost $500)			522

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	29	6

Total Denmark (Cost $3)			6

FRANCE 5.0%
CORPORATE BONDS & NOTES 5.0%
BNP Paribas Home Loan Covered Bonds SFH
3.750% due 12/13/2011	EUR	200	269
4.750% due 05/28/2013		300	418
Cie de Financement Foncier
2.000% due 02/17/2012		100	134
2.250% due 01/25/2013		200	268
3.625% due 01/16/2012		100	135
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		$400	390
Dexia Credit Local S.A.
2.750% due 01/10/2014		1,400	1,392
2.750% due 04/29/2014		700	690
Vivendi S.A.
5.750% due 04/04/2013		200	211

Total France (Cost $3,981)			3,907

GERMANY 19.8%
ASSET-BACKED SECURITIES 0.1%
Driver One GmbH
1.447% due 10/21/2015	EUR	44	59

CORPORATE BONDS & NOTES 3.5%
FMS Wertmanagement AoR
2.375% due 12/15/2014		300	412
3.375% due 06/17/2021		400	567
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		800	1,081
Kreditanstalt fuer Wiederaufbau
2.125% due 04/11/2014		500	685

			2,745

SOVEREIGN ISSUES 16.2%
FMS Wertmanagement
1.608% due 01/20/2014 (l)		500	674
Republic of Germany
2.250% due 04/10/2015		600	844
3.250% due 07/04/2021		800	1,203
4.250% due 07/04/2018		1,600	2,531
4.750% due 07/04/2028		300	522
5.500% due 01/04/2031		1,700	3,251
5.625% due 01/04/2028		400	759
6.500% due 07/04/2027		1,400	2,862

			12,646

Total Germany (Cost $15,481)			15,450

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.7%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	400	566

MORTGAGE-BACKED SECURITIES 0.1%
Immeo Residential Finance PLC
1.688% due 12/15/2016		66	82

Total Ireland (Cost $670)			648

ITALY 0.9%
CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$400	356

SOVEREIGN ISSUES 0.4%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)	EUR	207	227
4.000% due 02/01/2037		100	98

			325

Total Italy (Cost $754)			681

JAPAN 4.1%
MORTGAGE-BACKED SECURITIES 0.1%
JLOC Ltd.
0.453% due 02/16/2016	JPY	6,936	83

SOVEREIGN ISSUES 4.0%
Japan Government International Bond
0.200% due 02/15/2012		240,000	3,112

Total Japan (Cost $2,700)			3,195

JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
BAA Funding Ltd.
3.975% due 02/15/2012	EUR	100	134
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	200	178

Total Jersey, Channel Islands (Cost $405)			312

LIBERIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	203

Total Liberia (Cost $191)			203

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	100	121

Total Luxembourg (Cost $131)			121

MEXICO 1.3%
SOVEREIGN ISSUES 1.3%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	6,200	466
6.500% due 06/10/2021		5,100	369
10.000% due 12/05/2024		1,800	166

Total Mexico (Cost $1,061)			1,001

NETHERLANDS 3.5%
CORPORATE BONDS & NOTES 1.6%
ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	200	273
3.750% due 01/12/2012		100	135
Fortis Bank Nederland NV
3.375% due 05/19/2014		500	705
LeasePlan Corp. NV
3.250% due 05/22/2014		100	140

			1,253

SOVEREIGN ISSUES 1.9%
Netherlands Government Bond
4.000% due 07/15/2018		600	912
4.250% due 07/15/2013		200	284
4.500% due 07/15/2017		200	309

			1,505

Total Netherlands (Cost $2,671)			2,758

NEW ZEALAND 3.4%
SOVEREIGN ISSUES 3.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,400	1,120
5.500% due 04/15/2023		500	411
6.000% due 05/15/2021		1,300	1,110

Total New Zealand (Cost $2,566)			2,641

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.5%
DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	300	404

Total Norway (Cost $386)			404

RUSSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$300	335

Total Russia (Cost $342)			335

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	138

Total South Korea (Cost $154)			138

SPAIN 0.2%
SOVEREIGN ISSUES 0.2%
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	100	130

Total Spain (Cost $142)			130

SUPRANATIONAL 0.9%
CORPORATE BONDS & NOTES 0.9%
European Union
3.250% due 04/04/2018	EUR	500	709

Total Supranational (Cost $750)			709

UNITED KINGDOM 17.4%
ASSET-BACKED SECURITIES 0.0%
Bumper S.A.
3.035% due 06/20/2022	EUR	20	27

CORPORATE BONDS & NOTES 4.7%
Abbey National Treasury Services PLC
3.125% due 06/30/2014		600	808
Bank of Scotland PLC
4.375% due 07/13/2016		100	141
BP Capital Markets PLC
3.125% due 10/01/2015		$100	103
HBOS PLC
6.750% due 05/21/2018		200	171
Lloyds TSB Bank PLC
2.603% due 01/24/2014		200	195
12.000% due 12/29/2049		200	184
Nationwide Building Society
2.500% due 08/17/2012		400	407
4.625% due 09/13/2012	EUR	100	137
5.500% due 07/18/2012		$800	827
Royal Bank of Scotland Group PLC
2.750% due 06/18/2013	EUR	500	675

			3,648

MORTGAGE-BACKED SECURITIES 2.4%
Arran Residential Mortgages Funding PLC
2.735% due 05/16/2047		239	320
Granite Master Issuer PLC
0.400% due 12/20/2054		$100	80
Holmes Master Issuer PLC
3.001% due 10/15/2054	EUR	400	536
Mansard Mortgages PLC
1.568% due 12/15/2049	GBP	385	496
Newgate Funding PLC
1.918% due 12/15/2050		400	420

			1,852

SOVEREIGN ISSUES 10.3%
United Kingdom Gilt
2.000% due 01/22/2016		$100	161
3.750% due 09/07/2019		200	351
4.250% due 06/07/2032		300	534
4.250% due 03/07/2036		100	177
4.250% due 09/07/2039		200	352
4.250% due 12/07/2040		600	1,054
4.500% due 03/07/2019		1,200	2,204
4.500% due 09/07/2034		400	734
4.750% due 12/07/2030		1,100	2,094
5.000% due 03/07/2025		100	195
6.000% due 12/07/2028		100	218

			8,074

Total United Kingdom (Cost $13,184)			13,601

UNITED STATES 35.2%
ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.815% due 07/25/2032		$1	1
0.935% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.175% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.305% due 12/25/2036		47	44
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032		2	1
First Alliance Mortgage Loan Trust
0.460% due 12/20/2027		1	1
Indymac Residential Asset-Backed Trust
0.685% due 08/25/2035		200	150
Long Beach Mortgage Loan Trust
0.795% due 10/25/2034		12	9
Residential Asset Securities Corp.
0.735% due 07/25/2032 (a)		3	2
SACO, Inc.
0.355% due 05/25/2036		3	3
SLM Student Loan Trust
0.753% due 10/25/2017		400	400
1.753% due 04/25/2023		696	716
Structured Asset Securities Corp.
0.815% due 01/25/2033		3	3

			1,332

BANK LOAN OBLIGATIONS 0.4%
Springleaf Finance Corp.
5.500% due 05/10/2017		400	351

CORPORATE BONDS & NOTES 10.9%
Ally Financial, Inc.
3.751% due 06/20/2014		200	183
6.625% due 05/15/2012		300	304
6.875% due 08/28/2012		200	204
7.000% due 02/01/2012		200	202
American International Group, Inc.
8.000% due 05/22/2038	EUR	400	421
AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,045
BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	300	405
4.250% due 04/05/2017		200	277
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$100	114
CIT Group, Inc.
5.250% due 04/01/2014		300	292
Citigroup, Inc.
0.607% due 06/09/2016		200	167
1.696% due 01/13/2014		100	97
5.500% due 10/15/2014		400	416
Computer Sciences Corp.
5.000% due 02/15/2013		369	383
International Lease Finance Corp.
5.400% due 02/15/2012		100	99
5.875% due 05/01/2013		200	194
6.500% due 09/01/2014		200	201
6.750% due 09/01/2016		200	201
iStar Financial, Inc.
5.150% due 03/01/2012		100	97
Jones Group, Inc.
5.125% due 11/15/2014		200	197
JPMorgan Chase & Co., Inc. CPI Linked Bond
7.140% due 02/15/2012		10	10
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		300	74
6.875% due 05/02/2018 (a)		200	50
Merrill Lynch & Co., Inc.
2.054% due 07/22/2014	EUR	300	349
6.750% due 05/21/2013		200	267
6.875% due 04/25/2018		$200	201
Morgan Stanley
1.840% due 11/29/2013	EUR	340	416
State Street Capital Trust IV
1.347% due 06/01/2077		$100	69
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,052
Viacom, Inc.
6.125% due 10/05/2017		200	228
WM Covered Bond Program
4.375% due 05/19/2014	EUR	200	280

			8,495

MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Investment Trust
2.037% due 09/25/2045		$126	98
Banc of America Mortgage Securities, Inc.
2.882% due 02/25/2036		120	90
BCAP LLC Trust
0.405% due 01/25/2037 (a)		151	75
Bear Stearns Adjustable Rate Mortgage Trust
2.591% due 08/25/2033		8	7
2.710% due 03/25/2035		126	118
2.731% due 03/25/2035		15	14
5.138% due 08/25/2035		100	98
Bear Stearns Alt-A Trust
0.395% due 02/25/2034		116	85
2.607% due 11/25/2036		161	95
2.772% due 09/25/2035		75	51
2.799% due 03/25/2036		152	78
2.813% due 11/25/2035 (a)		72	40
5.780% due 08/25/2036		102	59
Bear Stearns Structured Products, Inc.
4.719% due 12/26/2046		62	38
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		23	21
2.450% due 08/25/2035		39	33
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		300	311

Countrywide Alternative Loan Trust
0.440% due 03/20/2046		143		75
0.515% due 02/25/2037		119		58
0.543% due 11/20/2035		179		101
1.242% due 12/25/2035		189		110
1.742% due 11/25/2035		34		18
5.250% due 06/25/2035		28		23
6.000% due 04/25/2037		46		31
Countrywide Home Loan Mortgage Pass-Through Trust
0.465% due 05/25/2035		65		41
0.555% due 03/25/2035		129		67
0.565% due 02/25/2035		16		11
2.793% due 08/25/2034		68		48
3.033% due 11/25/2034		23		18
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		2		2
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		272		141
DBUBS Mortgage Trust
0.319% due 11/10/2046 (b)		400		8
1.571% due 11/10/2046 (b)		992		60
Greenpoint Mortgage Funding Trust
0.315% due 01/25/2047 (a)		25		22
GSR Mortgage Loan Trust
2.681% due 09/25/2035		300		246
2.795% due 01/25/2036		194		143
Harborview Mortgage Loan Trust
0.450% due 05/19/2035		61		37
2.955% due 05/19/2033		12		11
Indymac Index Mortgage Loan Trust
0.475% due 07/25/2035		52		29
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		24		22
JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043		190		191
JPMorgan Mortgage Trust
5.306% due 02/25/2036		112		93
5.314% due 07/27/2037		246		188
Mellon Residential Funding Corp.
0.669% due 12/15/2030		19		18
Merrill Lynch Floating Trust
0.764% due 07/09/2021		200		193
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		34		30
Morgan Stanley Mortgage Loan Trust
2.277% due 06/25/2036		132		114
Residential Accredit Loans, Inc.
0.385% due 02/25/2047		62		27
0.415% due 06/25/2046		158		54
0.445% due 04/25/2046		137		56
Structured Adjustable Rate Mortgage Loan Trust
2.534% due 04/25/2034		19		16
Structured Asset Mortgage Investments, Inc.
0.445% due 05/25/2046		24		13
0.455% due 05/25/2036		177		92
0.455% due 09/25/2047		200		73
0.465% due 05/25/2045		47		28
0.580% due 03/19/2034		14		12
0.810% due 07/19/2034		8		6
0.890% due 09/19/2032		7		6
1.742% due 08/25/2047		81		41
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		194		39
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046		65		65
Wachovia Bank Commercial Mortgage Trust
0.319% due 09/15/2021		123		119
Wachovia Mortgage Loan Trust LLC
2.800% due 10/20/2035		300		220
WaMu Mortgage Pass-Through Certificates
0.465% due 04/25/2045		17		13
0.545% due 01/25/2045		15		12
1.222% due 06/25/2046		87		62
1.242% due 02/25/2046		197		137
2.255% due 03/25/2033		29		27
2.579% due 03/25/2035		184		161
2.600% due 02/27/2034		15		14
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.182% due 07/25/2046		63		23
Wells Fargo Mortgage-Backed Securities Trust
2.702% due 04/25/2036		25		22
2.731% due 03/25/2036		138		114
2.734% due 07/25/2036		163		121
2.777% due 06/25/2035		84		80
2.795% due 03/25/2036		217		175

				5,288

MUNICIPAL BONDS & NOTES 1.5%
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		100		119
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		100		124
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012		200		201
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		200		247
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		200		268
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041		100		110
Pasadena, California Public Financing Authority Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		100		134

				1,203

		SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
0.837% due 12/31/2049		65		490
SLM Corp.
5.620% due 01/16/2018		900		18

				508

		PRINCIPAL AMOUNT (000s	)
U.S. GOVERNMENT AGENCIES 13.2%
Fannie Mae
0.355% due 03/25/2034		$17		17
0.385% due 08/25/2034		10		10
0.585% due 09/25/2042		38		38
0.665% due 11/25/2040		361		361
0.685% due 11/25/2040		367		368
1.452% due 10/01/2044		41		42
2.142% due 12/01/2034		16		17
2.393% due 05/25/2035		38		39
2.555% due 11/01/2034		112		118
3.500% due 11/21/2021		100		102
4.000% due 10/01/2041		5,000		5,245
5.480% due 07/01/2018		200		217
6.000% due 07/25/2044		26		29
Freddie Mac
0.729% due 12/15/2032		51		52
0.829% due 12/15/2037		205		206
1.451% due 10/25/2044		105		108
2.413% due 02/01/2029		12		12
4.662% due 03/01/2035		76		80
5.016% due 04/01/2035		219		231
Ginnie Mae
2.375% due 04/20/2028 - 06/20/2030		7		8
NCUA Guaranteed Notes
0.694% due 11/05/2020 (g)		1,983		1,989
0.784% due 12/08/2020		467		470
Tennessee Valley Authority
6.250% due 12/15/2017		400		505

				10,264

Total United States (Cost $28,942)				27,441

SHORT-TERM INSTRUMENTS 9.6%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 02/15/2012		$400		398

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/03/2011		133		133

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $140. Repurchase proceeds are $133.)
MEXICO TREASURY BILLS 2.7%
4.309% due 10/20/2011	MXN	30,000		2,159

U.S. TREASURY BILLS 0.9%
0.020% due 10/20/2011 - 02/09/2012 (c)(f)(h)		$682		682

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 5.3%
		409,611		4,101

Total Short-Term Instruments (Cost $7,879)				7,473

Total Investments 107.6% (Cost $84,998)				$83,911
Written Options (k) (0.1%) (Premiums $164)				(44)
Other Assets and Liabilities (Net) (7.5%)				(5,851)

Net Assets 100.0%				$78,016

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Interest only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Affiliated to the Portfolio.

(f)	Securities with an aggregate market value of $590 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $1,180 at a weighted average interest rate of 0.212%. On September 30, 2011, securities valued at $276 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $92 and cash of $444 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canada Government 10-Year Bond December Futures	Long	12/2011	11	$24
Euro-Bobl December Futures	Long	12/2011	17	(1)
Euro-Bund 10-Year Bond December Futures	Short	12/2011	5	0
Japan Government 10-Year Bond December Futures	Long	12/2011	1	(6)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	15	41

				$58

(i)	Centrally cleared swap agreements outstanding on September 30, 2011:

Cash of $70 has been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	3.500%	06/15/2021	$ 1,700	$(238)	$(26)

(j)	OTC swap agreements outstanding on September 30, 2011:

Credit	Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.180%	$1,000	$(6)	$0	$(6)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	1.175%	369	3	0	3
International Lease Finance Corp.	BRC	(0.170%	)	03/20/2012	5.688%	100	3	0	3
International Lease Finance Corp.	GST	(5.000%	)	06/20/2013	7.223%	200	7	(9)	16
iStar Financial, Inc.	FBF	(0.450%	)	03/20/2012	15.012%	100	6	0	6
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.250%	200	(11)	(13)	2
Marsh & McLennan Cos., Inc.	BRC	(1.160%	)	09/20/2014	0.599%	200	(4)	0	(4)
Royal Caribbean Cruises Ltd.	BOA	(3.190%	)	03/20/2018	7.392%	200	39	0	39
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	2.795%	1,000	66	0	66
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	1.483%	200	4	0	4
Vivendi S.A.	BPS	(1.742%	)	06/20/2013	1.056%	100	(1)	0	(1)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	1.056%	100	(1)	0	(1)

							$105	$(22)	$127

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	7.260%		$100	$(2)	$2	$(4)
Australia Government Bond	BOA	1.000%	06/20/2015	0.800%		100	1	2	(1)
Australia Government Bond	CBK	1.000%	12/20/2016	1.002%		300	0	1	(1)
Australia Government Bond	DUB	1.000%	03/20/2016	0.903%		200	1	4	(3)
Australia Government Bond	DUB	1.000%	09/20/2016	0.973%		300	1	5	(4)
Australia Government Bond	DUB	1.000%	12/20/2016	1.002%		200	(1)	0	(1)
Australia Government Bond	GST	1.000%	06/20/2016	0.940%		100	0	2	(2)
Australia Government Bond	JPM	1.000%	12/20/2016	1.002%		200	0	0	0
Australia Government Bond	MYC	1.000%	06/20/2016	0.940%		100	0	2	(2)
Australia Government Bond	RYL	1.000%	03/20/2016	0.903%		400	2	9	(7)
Australia Government Bond	UAG	1.000%	09/20/2016	0.973%		400	1	7	(6)
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	1.449%		400	(7)	(7)	0
Brazil Government International Bond	BOA	1.000%	12/20/2011	0.734%		100	0	0	0
Brazil Government International Bond	DUB	1.000%	12/20/2011	0.734%		300	0	1	(1)
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.392%		200	5	0	5
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	2.001%		200	(6)	0	(6)
California State General Obligation Bonds, Series 2003	MYC	2.950%	12/20/2020	2.382%		400	16	0	16
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.392%		100	(2)	0	(2)
China Government International Bond	CBK	1.000%	09/20/2016	1.954%		100	(4)	0	(4)
China Government International Bond	DUB	1.000%	12/20/2015	1.832%		500	(16)	11	(27)
China Government International Bond	DUB	1.000%	03/20/2016	1.877%		400	(15)	4	(19)
China Government International Bond	DUB	1.000%	09/20/2016	1.954%		600	(26)	0	(26)
China Government International Bond	FBF	1.000%	12/20/2016	1.987%		100	(5)	(4)	(1)
China Government International Bond	JPM	1.000%	12/20/2016	1.987%		200	(10)	(8)	(2)
China Government International Bond	MYC	1.000%	12/20/2016	1.987%		300	(15)	(10)	(5)
China Government International Bond	RYL	1.000%	12/20/2016	1.987%		200	(10)	(8)	(2)
China Government International Bond	UAG	1.000%	12/20/2016	1.987%		100	(5)	(4)	(1)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.599%		100	0	0	0
France Government Bond	BOA	0.250%	12/20/2015	1.713%		500	(29)	(12)	(17)
France Government Bond	CBK	0.250%	12/20/2016	1.875%		400	(31)	(31)	0
France Government Bond	MYC	0.250%	12/20/2016	1.875%		800	(62)	(62)	0
France Government Bond	UAG	0.250%	03/20/2016	1.755%		400	(25)	(16)	(9)
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.739%		100	1	0	1
Japan Government International Bond	UAG	1.000%	03/20/2016	1.354%		400	(6)	(3)	(3)
Mexico Government International Bond	BOA	1.000%	12/20/2011	0.713%		300	0	1	(1)
Mexico Government International Bond	BRC	1.000%	12/20/2011	0.713%		400	0	1	(1)
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.477%		200	(1)	0	(1)
Republic of Germany Government Bond	BOA	0.250%	12/20/2016	1.130%		100	(4)	(4)	0
Republic of Germany Government Bond	CBK	0.250%	12/20/2016	1.130%		200	(8)	(8)	0
Republic of Germany Government Bond	GST	0.250%	12/20/2016	1.080%		200	(9)	(9)	0
Republic of Germany Government Bond	MYC	0.250%	12/20/2016	1.130%		700	(31)	(29)	(2)
Russia Government International Bond	BOA	1.000%	12/20/2011	1.696%		300	0	1	(1)
Russia Government International Bond	BRC	1.000%	12/20/2011	1.696%		200	0	1	(1)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.481%	EUR	200	(3)	(3)	0
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.464%		300	(3)	(5)	2
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.481%		200	(2)	(3)	1
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%		$100	1	1	0
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%		300	2	4	(2)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%		1,600	15	14	1
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.814%		600	5	13	(8)

							$(287)	$(140)	$(147)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$500	$(15)	$(18)	$3
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	200	(6)	(6)	0
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	100	(3)	(2)	(1)
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	300	(21)	(16)	(5)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	200	(7)	(4)	(3)

					$(52)	$(46)	$(6)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	03/15/2013	JPM	$1,870	JP	Y 155,210	$(145)	$1	$(146)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RYL	BRL	500	$0	$0	$0
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		700	0	0	0
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HUS		4,400	3	3	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	FBF		6,900	70	72	(2)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	600	40	(4)	44
Receive	3-Month USD-LIBOR	2.500%	06/15/2016	CBK		$900	(61)	3	(64)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BPS		2,000	(278)	20	(298)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	BRC		1,900	(264)	37	(301)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	GLM		600	(83)	18	(101)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HUS		900	(125)	17	(142)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	RYL		200	(28)	2	(30)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	CBK		500	(50)	(9)	(41)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	HUS		300	(30)	(7)	(23)
Pay	6-Month EUR-EURIBOR	2.000%	09/21/2016	MYC	EUR	3,700	7	(29)	36
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2016	DUB		400	26	2	24
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		500	27	8	19
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	DUB		1,200	66	19	47
Receive	6-Month GBP-LIBOR	2.500%	09/21/2013	GLM	GBP	3,400	(129)	(19)	(110)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	550,000	313	150	163
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		150,000	86	41	45
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UAG		150,000	179	(6)	185
Pay	28-Day MXN TIIE	6.590%	12/08/2015	HUS	MXN	3,100	9	1	8
Pay	28-Day MXN TIIE	6.590%	12/08/2015	MYC		5,300	15	(6)	21
Pay	28-Day MXN TIIE	5.800%	06/08/2016	HUS		4,300	1	0	1
Pay	28-Day MXN TIIE	6.750%	06/08/2016	BRC		1,700	6	1	5
Pay	28-Day MXN TIIE	6.750%	06/08/2016	HUS		1,400	5	1	4
Pay	28-Day MXN TIIE	6.750%	06/08/2016	MYC		19,700	63	15	48
Pay	28-Day MXN TIIE	6.960%	07/27/2020	BRC		1,000	2	(2)	4
Pay	28-Day MXN TIIE	6.960%	07/27/2020	HUS		1,700	2	(8)	10
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		400	0	0	0
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS		5,000	19	2	17
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		1,900	7	1	6

							$(102)	$323	$(425)

(k)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$128.500	10/21/2011	5	$3	$(2)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$2,800	$25	$(2)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	400	2	0
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,000	39	(3)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,100	11	(1)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	500	4	0
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	800	9	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	700	7	(1)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	600	7	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	700	7	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	600	6	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	800	9	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	600	4	0

							$130	$(8)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	UAG	$1.370	10/10/2011	EUR	400	$6	$(13)
Put - OTC EUR versus USD	UAG	1.320	10/24/2011		400	7	(5)

						$13	$(18)

Straddle Options

Description	Counterparty	Exercise Level(7)	Expiration Date	Notional Amount		Premium (7)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011		$400	$2	$(1)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		300	2	(1)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		1,300	14	(14)

						$18	$(16)

(7)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(l)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FMS Wertmanagement	1.608%	01/20/2014	01/13/2011	$667	$674	0.86%

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	24	10/2011	BRC	$0	$0	$0
Sell		24	10/2011	BRC	0	0	0
Buy		80	10/2011	CBK	0	(1)	(1)
Sell		24	10/2011	FBL	0	0	0
Sell		1,074	10/2011	JPM	15	0	15
Sell		48	10/2011	UAG	1	0	1
Buy	BRL	103	11/2011	HUS	0	(10)	(10)
Sell	CAD	100	10/2011	CBK	2	0	2
Buy		111	10/2011	UAG	0	(2)	(2)
Buy		100	11/2011	CBK	0	(2)	(2)
Sell		200	11/2011	DUB	11	0	11
Sell		13	11/2011	JPM	1	0	1
Sell		132	11/2011	MSC	3	0	3
Sell		200	11/2011	RBC	11	0	11
Buy	CNY	144	11/2011	BRC	0	0	0
Buy		866	11/2011	CBK	2	0	2
Buy		354	11/2011	JPM	0	0	0
Buy		1,472	06/2012	CBK	0	(2)	(2)
Buy		4,616	06/2012	JPM	0	(8)	(8)
Buy		849	06/2012	UAG	0	0	0
Buy		3,091	02/2013	JPM	0	(11)	(11)
Buy		2,000	08/2013	DUB	0	(8)	(8)
Buy		4,925	08/2013	UAG	0	(14)	(14)
Buy		438	04/2014	BRC	0	(4)	(4)
Buy		633	04/2014	CBK	0	(5)	(5)
Buy		164	04/2014	GST	0	(1)	(1)
Buy		292	04/2014	HUS	0	(3)	(3)
Buy		280	04/2014	JPM	0	(2)	(2)
Buy		275	04/2014	RYL	0	(2)	(2)
Buy		584	04/2014	UAG	0	(5)	(5)
Buy		430	09/2015	BOA	0	(3)	(3)
Buy		941	09/2015	BRC	0	(8)	(8)
Buy		3,492	09/2015	CBK	0	(33)	(33)
Buy		640	09/2015	JPM	0	(6)	(6)
Buy		431	09/2015	MSC	0	(3)	(3)
Sell	DKK	113	10/2011	DUB	1	0	1
Buy	EUR	191	10/2011	BRC	0	(2)	(2)
Buy		106	10/2011	CBK	0	(2)	(2)
Sell		1,304	10/2011	CBK	22	0	22
Buy		480	10/2011	FBL	0	(3)	(3)
Sell		2,531	10/2011	FBL	143	0	143
Buy		318	10/2011	HUS	0	(5)	(5)
Buy		312	10/2011	JPM	0	(4)	(4)
Buy		195	10/2011	MSC	0	0	0
Sell		2,532	10/2011	MSC	137	0	137
Buy		197	10/2011	RYL	0	(5)	(5)
Buy		206	10/2011	UAG	0	(4)	(4)

Sell		7,333	12/2011	BRC	321	0	321
Buy		2,424	12/2011	CBK	0	(38)	(38)
Sell		3,818	12/2011	CBK	95	0	95
Sell		5,746	12/2011	FBL	118	0	118
Buy		818	12/2011	GST	0	(4)	(4)
Buy		655	12/2011	MSC	0	(16)	(16)
Sell		1,488	12/2011	RBC	61	0	61
Sell		1,915	12/2011	UAG	51	0	51
Sell	GBP	116	10/2011	BRC	1	0	1
Sell		139	10/2011	CBK	0	0	0
Sell		2,911	10/2011	JPM	116	0	116
Sell		2,813	10/2011	RBC	113	(3)	110
Buy	HKD	669	12/2011	DUB	0	0	0
Buy		1,650	12/2011	FBL	0	0	0
Buy		1,797	12/2011	HUS	0	0	0
Buy		833	12/2011	MSC	0	0	0
Buy		1,494	12/2011	UAG	0	0	0
Buy	IDR	636,600	01/2012	BOA	0	(3)	(3)
Buy		326,000	01/2012	DUB	0	(3)	(3)
Buy		333,000	01/2012	HUS	0	(3)	(3)
Buy		158,000	01/2012	UAG	0	(1)	(1)
Buy		46,630	07/2012	HUS	0	0	0
Sell	INR	4,359	07/2012	DUB	4	0	4
Buy		4,532	07/2012	JPM	0	(8)	(8)
Sell	JPY	124,625	10/2011	CBK	0	(65)	(65)
Sell		4,141	10/2011	DUB	0	0	0
Buy		5,365	10/2011	HUS	1	0	1
Buy		12,820	10/2011	JPM	3	0	3
Sell		68,153	10/2011	JPM	4	0	4
Buy		39,368	10/2011	RYL	3	0	3
Buy		15,689	10/2011	UAG	0	(1)	(1)
Buy	KRW	503,414	11/2011	JPM	0	(5)	(5)
Buy		312,123	11/2011	MSC	0	(6)	(6)
Buy		82,138	11/2011	UAG	0	0	0
Sell	MXN	30,000	10/2011	HUS	386	0	386
Buy		919	11/2011	BPS	0	(12)	(12)
Buy		3,743	11/2011	BRC	0	(49)	(49)
Sell		807	11/2011	BRC	6	0	6
Buy		1,936	11/2011	CBK	0	(25)	(25)
Sell		3,353	11/2011	CBK	23	0	23
Buy		383	11/2011	DUB	0	(5)	(5)
Buy		3,085	11/2011	HUS	0	(34)	(34)
Sell		20,350	11/2011	HUS	143	0	143
Buy		10,949	11/2011	MSC	0	(147)	(147)
Sell		9,506	11/2011	MSC	125	0	125
Buy		1,959	11/2011	UAG	0	(1)	(1)
Sell		3,410	11/2011	UAG	38	0	38
Sell	MYR	421	04/2012	CBK	7	0	7
Buy		420	04/2012	JPM	0	(9)	(9)
Buy	NOK	310	10/2011	GST	0	(4)	(4)
Sell	NZD	3,234	11/2011	DUB	62	0	62
Sell	PHP	10,445	11/2011	BRC	3	0	3
Sell		5,411	11/2011	JPM	2	0	2
Sell		3,170	11/2011	MSC	1	0	1
Buy		42,271	03/2012	CBK	0	(11)	(11)
Sell		23,078	03/2012	CBK	11	0	11
Buy	SGD	111	12/2011	BRC	0	(1)	(1)
Buy		624	12/2011	CBK	0	(4)	(4)
Sell		75	12/2011	DUB	3	0	3
Buy		139	12/2011	GST	0	(2)	(2)
Buy		585	12/2011	HUS	0	(5)	(5)
Buy		118	12/2011	JPM	0	(2)	(2)
Buy		284	12/2011	UAG	0	(7)	(7)
Sell	TWD	3,937	01/2012	BRC	11	0	11
Buy		7,184	01/2012	CBK	0	(15)	(15)
Sell		3,331	01/2012	CBK	5	0	5

					$2,066	$(647)	$1,419

(n)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities(2):

Category and Subcategory(3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,314	$0	$1,314
Mortgage-Backed Securities	0	341	0	341

Brazil
Corporate Bonds & Notes	0	117	0	117
Canada
Asset-Backed Securities	0	30	0	30
Sovereign Issues	0	433	0	433
Cayman Islands
Corporate Bonds & Notes	0	522	0	522
Denmark
Corporate Bonds & Notes	0	6	0	6
France
Corporate Bonds & Notes	0	3,907	0	3,907
Germany
Asset-Backed Securities	0	59	0	59
Corporate Bonds & Notes	0	2,745	0	2,745
Sovereign Issues	0	12,646	0	12,646
Ireland
Corporate Bonds & Notes	0	566	0	566
Mortgage-Backed Securities	0	82	0	82
Italy
Corporate Bonds & Notes	0	356	0	356
Sovereign Issues	0	325	0	325
Japan
Mortgage-Backed Securities	0	83	0	83
Sovereign Issues	0	3,112	0	3,112
Jersey, Channel Islands
Corporate Bonds & Notes	0	312	0	312
Liberia
Corporate Bonds & Notes	0	203	0	203
Luxembourg
Corporate Bonds & Notes	0	121	0	121
Mexico
Sovereign Issues	0	1,001	0	1,001
Netherlands
Corporate Bonds & Notes	0	1,253	0	1,253
Sovereign Issues	0	1,505	0	1,505
New Zealand
Sovereign Issues	0	2,641	0	2,641
Norway
Corporate Bonds & Notes	0	404	0	404
Russia
Corporate Bonds & Notes	0	335	0	335
South Korea
Sovereign Issues	0	138	0	138
Spain
Sovereign Issues	0	130	0	130
Supranational
Corporate Bonds & Notes	0	709	0	709
United Kingdom
Asset-Backed Securities	0	27	0	27
Corporate Bonds & Notes	0	3,648	0	3,648
Mortgage-Backed Securities	0	1,852	0	1,852
Sovereign Issues	0	8,074	0	8,074
United States
Asset-Backed Securities	0	1,332	0	1,332
Bank Loan Obligations	0	351	0	351
Corporate Bonds & Notes	0	8,495	0	8,495
Mortgage-Backed Securities	0	5,100	188	5,288
Municipal Bonds & Notes	0	1,203	0	1,203
Preferred Securities	19	0	490	508
U.S. Government Agencies	0	7,703	2,561	10,264
Short-Term Instruments
Certificates of Deposit	0	398	0	398
Repurchase Agreements	0	133	0	133
Mexico Treasury Bills	0	2,159	0	2,159
U.S. Treasury Bills	0	682	0	682
PIMCO Short-Term Floating NAV Portfolio	4,101	0	0	4,101
	$4,120	$76,553	$3,239	$83,911

Financial Derivative Instruments(7) - Assets
Credit Contracts	0	168	0	168
Foreign Exchange Contracts	0	2,066	0	2,066
Interest Rate Contracts	65	687	0	752
	$65	$2,921	$0	$2,986

Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(193)	(1)	(194)
Foreign Exchange Contracts	0	(811)	0	(811)
Interest Rate Contracts	(7)	(1,148)	(16)	(1,171)
	$(7)	$(2,152)	$(17)	$(2,176)

Totals	$4,178	$77,322	$3,222	$84,721

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory(3)	Beginning Balance at 12/31/2010	Net Purchases(8)	Net Sales(8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011(9)
Investments, at value
United States
Mortgage-Backed Securities	$2	$0	$0	$0	$0	$(2)	$188	$0	$188	$0
Preferred Securities	496	0	0	0	0	(6)	0	0	490	(6)
U.S. Government Agencies	2,576	100	(140)	0	0	25	0	0	2,561	10

	$3,074	$100	$(140)	$0	$0	$17	$188	$0	$3,239	$4
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	0	0	0	0	(1)	0	0	(1)	(1)
Interest Rate Contracts	(27)	0	0	0	0	11	0	0	(16)	11

	$(27)	$0	$0	$0	$0	$10	$0	$0	$(17)	$10

Totals	$3,047	$100	$(140)	$0	$0	$27	$188	$0	$3,222	$14

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage Strategy Bond Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.6%
CORPORATE BONDS & NOTES 1.2%
Australia & New Zealand Banking Group Ltd.
4.875% due 01/12/2021		$800	$833
Woodside Finance Ltd.
4.600% due 05/10/2021		700	725

			1,558

SOVEREIGN ISSUES 2.4%
Australia Government Bond
5.250% due 03/15/2019	AUD	400	416
5.500% due 12/15/2013		700	704
5.500% due 01/21/2018		1,200	1,261
5.500% due 04/21/2023		200	214
5.750% due 05/15/2021		600	650

			3,245

Total Australia (Cost $4,987)			4,803

BRAZIL 1.6%
CORPORATE BONDS & NOTES 1.6%
Banco do Brasil S.A.
6.000% due 01/22/2020		$700	756
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		625	706
Petrobras International Finance Co.
7.875% due 03/15/2019		600	702

Total Brazil (Cost $2,148)			2,164

CANADA 2.9%
SOVEREIGN ISSUES 2.9%
Canada Government Bond
2.750% due 06/01/2022	CAD	1,400	1,396
3.250% due 06/01/2021		500	523
3.500% due 06/01/2020		700	745
Canada Housing Trust No. 1
2.750% due 12/15/2015		1,300	1,301

Total Canada (Cost $4,077)			3,965

FRANCE 3.8%
CORPORATE BONDS & NOTES 1.0%
BNP Paribas S.A.
5.000% due 01/15/2021		$680	668
Societe Generale SCF S.A.
4.250% due 02/03/2023	EUR	500	704

			1,372

SOVEREIGN ISSUES 2.8%
France Government International Bond
3.750% due 04/25/2021		390	576
France Treasury Notes
2.250% due 02/25/2016		2,380	3,273

			3,849

Total France (Cost $5,422)			5,221

GERMANY 2.6%
CORPORATE BONDS & NOTES 0.6%
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017	EUR	575	798

SOVEREIGN ISSUES 2.0%
Republic of Germany
2.000% due 02/26/2016	EUR	1,850	2,584
2.250% due 09/04/2020		100	140

			2,724

Total Germany (Cost $3,590)			3,522

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	288

Total India (Cost $299)			288

MEXICO 4.6%
CORPORATE BONDS & NOTES 0.7%
Petroleos Mexicanos
6.500% due 06/02/2041		$900	941

SOVEREIGN ISSUES 3.9%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	26,300	1,958
8.000% due 06/11/2020		31,790	2,549
10.000% due 12/05/2024		7,910	729

			5,236

Total Mexico (Cost $6,918)			6,177

NETHERLANDS 2.3%
CORPORATE BONDS & NOTES 1.4%
ABN AMRO Bank NV
3.500% due 01/12/2018	EUR	575	797
ING Bank NV
3.250% due 03/03/2016		800	1,106

			1,903

SOVEREIGN ISSUES 0.9%
Netherlands Government Bond
3.250% due 07/15/2015		300	431
3.250% due 07/15/2021		500	726

			1,157

Total Netherlands (Cost $3,159)			3,060

RUSSIA 3.0%
SOVEREIGN ISSUES 3.0%
Russia Government International Bond
7.500% due 03/31/2030		$3,547	3,994

Total Russia (Cost $4,149)			3,994

UNITED KINGDOM 5.9%
CORPORATE BONDS & NOTES 3.7%
Bank of Scotland PLC
3.875% due 01/15/2014	EUR	800	1,103
Lloyds TSB Bank PLC
4.375% due 01/12/2015		$800	784
Nationwide Building Society
3.875% due 12/05/2013	EUR	200	277
Northern Rock Asset Management PLC
3.625% due 03/28/2013		800	1,090
Royal Bank of Scotland Group PLC
4.000% due 03/15/2016		800	1,109
5.000% due 10/01/2014		$700	652

			5,015

SOVEREIGN ISSUES 2.2%
United Kingdom Gilt
2.000% due 01/22/2016	GBP	1,300	2,092
3.750% due 09/07/2020		100	175
4.000% due 03/07/2022		400	710

			2,977

Total United Kingdom (Cost $8,334)			7,992

UNITED STATES 8.9%
CORPORATE BONDS & NOTES 8.1%
Altria Group, Inc.
4.750% due 05/05/2021		$700	727
American Express Co.
7.250% due 05/20/2014		800	908
BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	800	1,107
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$600	709
Boston Scientific Corp.
6.000% due 01/15/2020		1,350	1,518
Citigroup, Inc.
8.500% due 05/22/2019		550	666
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		600	671
HSBC Finance Corp.
6.676% due 01/15/2021		700	690
Kraft Foods, Inc.
6.125% due 02/01/2018		800	941
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		600	602
Morgan Stanley
7.300% due 05/13/2019		600	620
Rockies Express Pipeline LLC
5.625% due 04/15/2020		700	666
WM Covered Bond Program
4.375% due 05/19/2014	EUR	800	1,119

			10,944

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes
3.625% due 02/15/2021 (d)		$900	1,042

Total United States (Cost $12,303)			11,986

SHORT-TERM INSTRUMENTS 61.7%
REPURCHASE AGREEMENTS 2.5%
Banc of America Securities LLC
0.090% due 10/03/2011		$2,900	2,900
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 11/15/2020 valued at $2,988. Repurchase proceeds are $2,900.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		551	551
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $567. Repurchase proceeds are $551.)

			3,451

U.S. TREASURY BILLS 22.3%
0.032% due 12/01/2011 -
03/29/2012 (a)(c)(d)(e)		30,140	30,133

SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 36.9%
4,975,054	49,815

Total Short-Term Instruments (Cost $83,417)	83,399

Total Investments 101.1% (Cost $138,803)	$136,571
Written Options (g) (0.3%) (Premiums $134)	(388)
Other Assets and Liabilities (Net) (0.8%)	(1,085)

Net Assets 100.0%	$135,098

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $1,220 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Securities with an aggregate market value of $552 and cash of $66 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2011	15	$48
90-Day Euribor December Futures	Long	12/2012	6	32
90-Day Euribor December Futures	Long	12/2013	15	(2)
90-Day Euribor September Futures	Long	09/2012	6	30
90-Day Eurodollar June Futures	Long	06/2013	11	28
90-Day Eurodollar March Futures	Long	03/2013	27	50
90-Day Eurodollar March Futures	Long	03/2014	27	86
Canada Government 10-Year Bond December Futures	Long	12/2011	14	30
Euro-Bobl December Futures	Long	12/2011	17	(1)
Euro-Bund 10-Year Bond December Futures	Long	12/2011	29	53
U.S. Treasury 5-Year Note December Futures	Long	12/2011	10	3
U.S. Treasury 10-Year Note December Futures	Long	12/2011	80	67
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	26	106

				$530

(e)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $124 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.500%	06/15/2021	$1,100	$154	$21
Pay	3-Month USD-LIBOR	3.250%	12/21/2021	900	91	12

					$245	$33

(f)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	1.308%		$900	$(5)	$6	$(11)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.931%		500	(21)	(4)	(17)
Brazil Government International Bond	HUS	1.000%	06/20/2021	2.319%		2,750	(292)	(113)	(179)
China Government International Bond	BRC	1.000%	09/20/2012	1.275%		100	0	1	(1)
China Government International Bond	JPM	1.000%	09/20/2012	1.275%		100	0	1	(1)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.889%		100	0	0	0
Export-Import Bank of China	MYC	1.000%	09/20/2016	3.033%		100	(9)	(3)	(6)
Export-Import Bank of China	UAG	1.000%	06/20/2016	2.994%		200	(17)	(4)	(13)
Mexico Government International Bond	CBK	1.000%	06/20/2021	2.310%		3,550	(373)	(109)	(264)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.804%		100	0	0	0
Panama Government International Bond	JPM	1.000%	09/20/2012	0.846%		100	0	0	0
Penerbangan Malaysia A/S	JPM	1.000%	09/20/2012	1.262%		100	0	1	(1)
Penerbangan Malaysia A/S	MYC	1.000%	09/20/2012	1.262%		100	1	1	0
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.219%	EU	R 100	0	(1)	1

							$(716)	$(224)	$(492)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	$2,500	$154	$344	$(190)
CDX.IG-16 5-Year Index	BPS	1.000%	06/20/2016	4,300	(66)	22	(88)

					$88	$366	$(278)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG	BRL	18,400	$147	$52	$95
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		28,300	414	59	355
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		25,700	306	15	291
Receive	3-Month USD-LIBOR	1.800%	09/14/2016	GLM		$2,900	(82)	0	(82)
Pay	3-Month USD-LIBOR	2.250%	12/21/2016	CBK		3,200	141	24	117
Receive	3-Month USD-LIBOR	3.000%	08/26/2021	FBF		1,900	(165)	(11)	(154)
Pay	3-Month USD-LIBOR	4.000%	09/21/2021	GLM		1,100	45	5	40
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HUS	EUR	2,500	288	(4)	292
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS	MXN	12,027	(7)	1	(8)
Pay	28-Day MXN TIIE	6.650%	06/02/2021	MYC		6,800	(6)	4	(10)

							$1,081	$145	$936

(g)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$500	$1	$(1)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	500	2	(2)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	500	0	0
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	500	0	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	1,900	7	(5)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	1,900	7	(7)
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.350%	02/13/2012	600	0	0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012	600	0	(2)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	3,500	5	(2)

Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	3,500	5	(10)
Call - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.450%	02/13/2012	300	1	0
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012	300	1	(1)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	300	1	(1)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	300	1	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	200	1	(1)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013	300	2	(2)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	300	2	(2)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012	500	3	(3)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	500	3	(4)
Call - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.700%	02/13/2012	300	1	0
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012	300	1	(2)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012	200	3	(3)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	200	3	(3)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	2,000	17	(165)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	2,000	20	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.000%	11/14/2011	2,100	17	(169)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	11/14/2011	2,100	29	0

							$134	$(388)

(h)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,001	10/2011	JPM	$29	$0	$29
Sell	BRL	112	11/2011	CBK	10	0	10
Sell		127	11/2011	DUB	11	0	11
Buy		3,907	11/2011	HUS	0	(346)	(346)
Sell		194	11/2011	JPM	15	0	15
Buy		490	11/2011	MSC	0	(50)	(50)
Sell		527	11/2011	UAG	32	0	32
Buy	CAD	612	10/2011	CBK	0	(34)	(34)
Buy		836	10/2011	DUB	0	(45)	(45)
Sell		26	10/2011	RBC	2	0	2
Buy	CHF	194	10/2011	CBK	0	(7)	(7)
Buy		1,335	10/2011	DUB	0	(78)	(78)
Buy	CLP	238,750	10/2011	CBK	0	(42)	(42)
Buy		43,245	03/2012	BRC	0	(8)	(8)
Buy	CNY	7,774	11/2011	HUS	0	(2)	(2)
Buy		12,613	02/2012	BRC	0	(3)	(3)
Buy		24,258	02/2012	HUS	0	(4)	(4)
Buy		1,547	06/2012	HUS	0	(10)	(10)
Buy		2,546	06/2012	JPM	0	(21)	(21)
Buy	COP	72,480	02/2012	JPM	0	(3)	(3)
Buy		868,535	02/2012	UAG	0	(36)	(36)
Sell	EUR	72	11/2011	CBK	1	0	1
Buy		242	11/2011	RBC	0	(2)	(2)
Buy		7,164	11/2011	RYL	0	(650)	(650)
Buy	GBP	1,287	12/2011	CBK	0	(53)	(53)
Sell		34	12/2011	CBK	1	0	1
Sell		30	12/2011	JPM	1	0	1
Sell	HKD	1,157	12/2011	CBK	0	0	0
Buy		1,300	12/2011	DUB	0	0	0
Sell	HUF	51,996	10/2011	BRC	14	0	14
Sell		56,298	10/2011	HUS	14	0	14
Sell		1,661	10/2011	MSC	0	0	0

Buy	ILS	814	01/2012	MSC	0	(18)	(18)
Sell		820	01/2012	UAG	2	0	2
Buy	INR	7,541	11/2011	BRC	0	(8)	(8)
Buy		51,240	11/2011	UAG	0	(104)	(104)
Buy	JPY	817,422	10/2011	CBK	388	(4)	384
Buy	KRW	513,898	11/2011	BRC	0	(40)	(40)
Buy		4,361,180	11/2011	JPM	0	(440)	(440)
Sell	MXN	19,263	11/2011	BRC	254	0	254
Sell		11,829	11/2011	BPS	159	0	159
Buy		34,485	11/2011	CBK	0	(444)	(444)
Sell		21,503	11/2011	CBK	267	0	267
Sell		9,541	11/2011	DUB	49	0	49
Buy		11,366	11/2011	HUS	0	(144)	(144)
Sell		22,074	11/2011	HUS	195	0	195
Buy		15,341	11/2011	MSC	0	(189)	(189)
Sell		8,206	11/2011	MSC	99	0	99
Buy		24,380	11/2011	UAG	0	(170)	(170)
Sell		2,969	11/2011	UAG	15	0	15
Buy	MYR	453	11/2011	HUS	0	(9)	(9)
Buy		5,444	04/2012	UAG	0	(114)	(114)
Buy	NOK	554	10/2011	CBK	0	(8)	(8)
Buy		555	10/2011	JPM	0	(9)	(9)
Buy	NZD	127	11/2011	DUB	0	(2)	(2)
Buy	PHP	61,366	03/2012	CBK	0	(24)	(24)
Buy		6,387	03/2012	HUS	0	(5)	(5)
Buy	PLN	158	11/2011	CBK	0	(3)	(3)
Buy		2,251	11/2011	JPM	0	(130)	(130)
Buy	RUB	33,188	03/2012	CBK	0	(121)	(121)
Buy		3,622	03/2012	HUS	0	(5)	(5)
Buy	SEK	3,239	10/2011	BRC	0	(30)	(30)
Buy		3,240	10/2011	DUB	0	(31)	(31)
Buy	SGD	233	12/2011	DUB	0	(12)	(12)
Buy		500	12/2011	RYL	0	(31)	(31)
Buy		1,974	12/2011	UAG	0	(129)	(129)
Buy	THB	14,377	10/2011	BPS	1	0	1
Buy	TWD	17,830	01/2012	BRC	0	(47)	(47)
Buy		7,264	01/2012	BPS	0	(22)	(22)
Buy		17,362	01/2012	HUS	0	(52)	(52)
Buy	ZAR	1,026	10/2011	DUB	0	(13)	(13)
Buy		6,065	10/2011	HUS	0	(114)	(114)

					$1,559	$(3,866)	$(2,307)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,558	$0	$1,558
Sovereign Issues	0	3,245	0	3,245
Brazil
Corporate Bonds & Notes	0	2,164	0	2,164
Canada
Sovereign Issues	0	3,965	0	3,965
France
Corporate Bonds & Notes	0	1,372	0	1,372
Sovereign Issues	0	3,849	0	3,849

Germany
Corporate Bonds & Notes	0	798	0	798
Sovereign Issues	0	2,724	0	2,724
India
Corporate Bonds & Notes	0	288	0	288
Mexico
Corporate Bonds & Notes	0	941	0	941
Sovereign Issues	0	5,236	0	5,236
Netherlands
Corporate Bonds & Notes	0	1,903	0	1,903
Sovereign Issues	0	1,157	0	1,157
Russia
Sovereign Issues	0	3,994	0	3,994
United Kingdom
Corporate Bonds & Notes	0	5,015	0	5,015
Sovereign Issues	0	2,977	0	2,977
United States
Corporate Bonds & Notes	0	10,944	0	10,944
U.S. Treasury Obligations	0	1,042	0	1,042
Short-Term Instruments
Repurchase Agreements	0	3,451	0	3,451
U.S. Treasury Bills	0	30,133	0	30,133
PIMCO Short-Term Floating NAV Portfolio	49,815	0	0	49,815
	$49,815	$86,756	$0	$136,571

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1	0	1
Foreign Exchange Contracts	0	1,559	0	1,559
Interest Rate Contracts	533	1,223	0	1,756

	$533	$2,783	$0	$3,316

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(771)	0	(771)
Foreign Exchange Contracts	0	(3,866)	0	(3,866)
Interest Rate Contracts	(3)	(642)	0	(645)
	$(3)	$(5,279)	$0	$(5,282)

Totals	$50,345	$84,260	$0	$134,605

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.4%
MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.442% due 05/25/2035		$327	$322
Puma Finance Ltd.
0.368% due 02/21/2038		282	270
5.225% due 08/22/2037	AUD	344	320
5.350% due 07/12/2036		100	96
Swan Trust
0.361% due 05/12/2037		$324	315
4.970% due 05/12/2037	AUD	446	422
Torrens Trust
5.210% due 10/19/2038		492	464

			2,209

SOVEREIGN ISSUES 2.0%
Australia Government Bond
5.500% due 04/21/2023		3,500	3,736
5.750% due 07/15/2022		5,800	6,312

			10,048

Total Australia (Cost $12,870)			12,257

BRAZIL 4.4%
CORPORATE BONDS & NOTES 3.1%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,473
Banco Santander Brasil S.A.
2.450% due 03/18/2014		$3,700	3,582
4.250% due 01/14/2016		200	189
4.500% due 04/06/2015		1,500	1,455
Banco Votorantim Ltd.
3.363% due 03/28/2014		2,400	2,393
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,693
BM&FBovespa S.A.
5.500% due 07/16/2020		300	298
CSN Islands XI Corp.
6.875% due 09/21/2019		400	425
CSN Resources S.A.
6.500% due 07/21/2020		2,000	2,100
GTL Trade Finance, Inc.
7.250% due 10/20/2017		200	211

			15,819

SOVEREIGN ISSUES 1.3%
Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,181
8.250% due 01/20/2034		3,700	5,217

			6,398

Total Brazil (Cost $22,521)			22,217

CANADA 0.6%
CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,085

SOVEREIGN ISSUES 0.4%
Canada Government Bond
2.000% due 06/01/2016	CAD	1,800	1,769

Total Canada (Cost $2,776)			2,854

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Landmark CDO Ltd.
0.626% due 06/01/2017		$1,616	1,544

Total Cayman Islands (Cost $1,539)			1,544

FRANCE 0.9%
CORPORATE BONDS & NOTES 0.6%
Lafarge S.A.
6.500% due 07/15/2016		$2,000	2,007
Vivendi S.A.
5.750% due 04/04/2013		900	950
6.625% due 04/04/2018		100	114

			3,071

SOVEREIGN ISSUES 0.3%
France Government International Bond
4.000% due 10/25/2014	EUR	300	435
France Treasury Notes
3.000% due 07/12/2014		600	843

			1,278

Total France (Cost $4,319)			4,349

GERMANY 0.9%
ASSET-BACKED SECURITIES 0.0%
Driver One GmbH
1.447% due 10/21/2015	EUR	111	147

BANK LOAN OBLIGATIONS 0.2%
Fresenius Medical Care AG
1.744% due 03/31/2013		$992	982

CORPORATE BONDS & NOTES 0.7%
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014	EUR	2,200	3,185

Total Germany (Cost $4,150)			4,314

IRELAND 0.6%
CORPORATE BONDS & NOTES 0.5%
Depfa ACS Bank
3.250% due 02/15/2012	EUR	1,800	2,415

MORTGAGE-BACKED SECURITIES 0.1%
Immeo Residential Finance PLC
1.688% due 12/15/2016		658	820

Total Ireland (Cost $3,482)			3,235

ITALY 0.6%
ASSET-BACKED SECURITIES 0.1%
Locat Securitisation Vehicle SRL
1.692% due 12/12/2028	EUR	262	337
Split SRL
1.748% due 10/25/2018		19	25

			362

SOVEREIGN ISSUES 0.5%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)		2,588	2,829

Total Italy (Cost $3,996)			3,191

JERSEY, CHANNEL ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	2,189	2,942

Total Jersey, Channel Islands (Cost $2,927)			2,942

MEXICO 3.0%
CORPORATE BONDS & NOTES 0.6%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,090
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,106

			3,196

SOVEREIGN ISSUES 2.4%
Mexico Government International Bond
6.050% due 01/11/2040		4,600	5,221
10.000% due 12/05/2024	MXN	71,200	6,560

			11,781

Total Mexico (Cost $16,018)			14,977

NETHERLANDS 7.7%
CORPORATE BONDS & NOTES 2.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	1,000	1,220
Fortis Bank Nederland NV
3.375% due 05/19/2014		7,600	10,711
Waha Aerospace BV
3.925% due 07/28/2020		$450	463

			12,394

SOVEREIGN ISSUES 5.2%
Netherlands Government Bond
3.750% due 07/15/2014	EUR	18,200	26,247

Total Netherlands (Cost $40,157)			38,641

QATAR 1.1%
CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,166

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,376

Total Qatar (Cost $5,477)			5,542

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	332
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		1,100	1,228

Total Russia (Cost $1,446)			1,560

SOUTH KOREA 1.0%
SOVEREIGN ISSUES 1.0%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	507
5.750% due 05/22/2013	EUR	500	690
5.875% due 01/14/2015		$2,600	2,779

Korea Government International Bond
4.875% due 09/22/2014		200	213
5.750% due 04/16/2014		200	216
7.125% due 04/16/2019		700	852

Total South Korea (Cost $5,297)			5,257

SWEDEN 2.6%
SOVEREIGN ISSUES 2.6%
Sweden Government Bond
3.000% due 07/12/2016	SEK	82,900	12,949

Total Sweden (Cost $13,645)			12,949

SWITZERLAND 2.1%
CORPORATE BONDS & NOTES 2.1%
UBS AG
5.750% due 04/25/2018		$1,900	1,959
5.875% due 12/20/2017		8,500	8,765

Total Switzerland (Cost $10,612)			10,724

UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,285

Total United Arab Emirates (Cost $2,081)			2,285

UNITED KINGDOM 6.5%
CORPORATE BONDS & NOTES 0.8%
HBOS PLC
6.750% due 05/21/2018		$800	683
LBG Capital No.1 PLC
8.500% due 12/29/2049		1,200	822
Lloyds TSB Bank PLC
4.375% due 01/12/2015		900	882
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,709
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	101

			4,197

SOVEREIGN ISSUES 5.7%
United Kingdom Gilt
3.750% due 09/07/2020	GBP	400	699
3.750% due 09/07/2021		11,200	19,495
4.750% due 12/07/2030		4,100	7,804
4.750% due 12/07/2038		200	381

			28,379

Total United Kingdom (Cost $32,715)			32,576

UNITED STATES 59.6%
ASSET-BACKED SECURITIES 1.6%
Amortizing Residential Collateral Trust
0.815% due 07/25/2032		$1	1
0.935% due 10/25/2031		2	1
Capital Auto Receivables Asset Trust
1.679% due 10/15/2012		57	57
Carrington Mortgage Loan Trust
0.285% due 12/25/2036		177	168
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		2,272	2,335
Countrywide Asset-Backed Certificates
0.285% due 08/25/2037		51	50
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032		1	1
Credit-Based Asset Servicing & Securitization LLC
0.295% due 11/25/2036		38	26
Denver Arena Trust
6.940% due 11/15/2019		100	103
Home Equity Mortgage Trust
5.500% due 01/25/2037		194	28
JPMorgan Mortgage Acquisition Corp.
0.285% due 10/25/2036		31	31
Morgan Stanley ABS Capital
1.035% due 07/25/2037		2,482	2,229
SACO, Inc.
0.355% due 05/25/2036		10	9
0.635% due 04/25/2035		10	4
Securitized Asset-Backed Receivables LLC Trust
0.285% due 12/25/2036		36	24
SLC Student Loan Trust
0.797% due 06/15/2017		558	558
SLM Student Loan Trust
0.333% due 04/26/2021		917	913
0.547% due 12/17/2018		93	92
0.753% due 10/25/2017		1,600	1,599
Structured Asset Securities Corp.
0.635% due 05/25/2034		8	7
1.735% due 04/25/2035		30	23
Washington Mutual Asset-Backed Certificates
0.295% due 10/25/2036		109	78

			8,337

BANK LOAN OBLIGATIONS 1.2%
HCA, Inc.
2.619% due 11/18/2013		2,259	2,196
2.869% due 05/02/2016		988	922
Springleaf Finance Corp.
5.500% due 05/10/2017		1,800	1,582
Vodafone Finance, Inc.
6.875% due 08/11/2015		1,498	1,506

			6,206

CORPORATE BONDS & NOTES 24.1%
Ally Financial, Inc.
3.751% due 06/20/2014		1,100	1,005
6.000% due 12/15/2011		885	891
6.750% due 12/01/2014		2,000	1,922
Altria Group, Inc.
9.250% due 08/06/2019		1,000	1,314
American Express Credit Corp.
5.875% due 05/02/2013		200	212
American International Group, Inc.
5.750% due 03/15/2067	GBP	800	805
8.000% due 05/22/2038	EUR	1,700	1,788
8.175% due 05/15/2068		$1,600	1,418
AutoZone, Inc.
5.875% due 10/15/2012		100	105
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,138
7.250% due 02/01/2018		1,300	1,536
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,615
6.400% due 06/15/2016		200	224
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,597
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	4,612
CIT Group, Inc.
5.250% due 04/01/2014		400	389
7.000% due 05/01/2014		334	342
7.000% due 05/01/2015		200	198
7.000% due 05/01/2016		333	323
7.000% due 05/01/2017		466	452
Citigroup, Inc.
3.625% due 11/30/2017	EUR	6,600	6,854
4.750% due 05/31/2017		100	105
4.750% due 02/10/2019		200	216
6.125% due 05/15/2018		$600	645
8.125% due 07/15/2039		800	964
8.500% due 05/22/2019		2,700	3,269
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,101
CMS Energy Corp.
1.199% due 01/15/2013		200	197
Continental Airlines Pass-Through Trust
9.000% due 07/08/2016		1,185	1,280
Countrywide Financial Corp.
5.800% due 06/07/2012		2,450	2,458
CSX Corp.
6.300% due 03/15/2012		200	205
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,096
DISH DBS Corp.
6.375% due 10/01/2011		100	100
DR Horton, Inc.
6.500% due 04/15/2016		4,500	4,478
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	111
Erac USA Finance LLC
5.800% due 10/15/2012		800	834
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	316
8.000% due 06/01/2014		1,800	1,910
8.700% due 10/01/2014		2,400	2,600
GATX Financial Corp.
5.500% due 02/15/2012		1,000	1,012
Goldman Sachs Group, Inc.
0.653% due 07/22/2015		500	447
0.746% due 01/12/2015		700	649
0.965% due 09/29/2014		800	748
3.700% due 08/01/2015		800	784
6.250% due 09/01/2017		500	522
International Lease Finance Corp.
5.350% due 03/01/2012		200	198
5.400% due 02/15/2012		200	199
5.550% due 09/05/2012		9,500	9,393
6.750% due 09/01/2016		1,300	1,310
7.125% due 09/01/2018		1,200	1,210
iStar Financial, Inc.
5.150% due 03/01/2012		200	194
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	198
KB Home
5.875% due 01/15/2015		$1,200	978
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		1,000	245
6.875% due 05/02/2018 (a)		800	199
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,052
Masco Corp.
6.125% due 10/03/2016		200	195
Metropolitan Life Global Funding I
0.597% due 03/15/2012		900	900
5.125% due 04/10/2013		1,300	1,365
Mohawk Industries, Inc.
6.875% due 01/15/2016		1,000	1,038

Morgan Stanley
0.729% due 10/15/2015		1,000	845
2.001% due 04/13/2016	EUR	700	773
5.500% due 01/26/2020		$1,100	1,013
6.625% due 04/01/2018		1,000	994
Motorola Solutions, Inc.
5.375% due 11/15/2012		11,090	11,496
8.000% due 11/01/2011		1,300	1,307
Nabors Industries, Inc.
6.150% due 02/15/2018		4,750	5,309
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	550
NGPL PipeCo LLC
6.514% due 12/15/2012		2,700	2,811
Norfolk Southern Corp.
5.257% due 09/17/2014		1,000	1,098
Puget Energy, Inc.
6.500% due 12/15/2020		1,200	1,226
Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,045
Springleaf Finance Corp.
4.875% due 07/15/2012		100	94
Sprint Capital Corp.
8.375% due 03/15/2012		6,500	6,598
Tyson Foods, Inc.
10.500% due 03/01/2014		3,500	4,060
UAL Pass-Through Trust
10.400% due 05/01/2018		1,273	1,375
UST LLC
5.750% due 03/01/2018		1,000	1,153

			121,208

MORTGAGE-BACKED SECURITIES 11.6%
Adjustable Rate Mortgage Trust
2.871% due 09/25/2035		38	27
American Home Mortgage Assets
0.425% due 05/25/2046		489	252
0.445% due 10/25/2046		667	334
Banc of America Funding Corp.
2.733% due 02/20/2036		722	627
5.888% due 04/25/2037		718	507
5.962% due 10/20/2046		334	188
Banc of America Large Loan, Inc.
1.979% due 11/15/2015		2,609	2,329
Banc of America Mortgage Securities, Inc.
2.866% due 05/25/2035		4,900	3,788
BCAP LLC Trust
0.405% due 01/25/2037 (a)		555	277
5.250% due 04/26/2037		3,064	2,819
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		221	206
2.400% due 08/25/2035		6,032	5,563
2.591% due 08/25/2033		36	33
2.661% due 10/25/2033		30	29
2.710% due 03/25/2035		303	282
2.731% due 03/25/2035		90	85
2.814% due 05/25/2034		21	20
2.876% due 05/25/2034		82	74
3.284% due 11/25/2034		22	20
5.195% due 05/25/2047		759	494
Bear Stearns Alt-A Trust
2.772% due 09/25/2035		226	153
2.813% due 11/25/2035 (a)		290	160
5.780% due 08/25/2036		409	234
Bear Stearns Structured Products, Inc.
4.719% due 12/26/2046		185	113
CC Mortgage Funding Corp.
0.415% due 07/25/2036		185	107
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		400	434
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		116	106
2.450% due 08/25/2035		117	98
Countrywide Alternative Loan Trust
0.410% due 02/20/2047		389	189
0.426% due 12/20/2046		786	393
0.440% due 03/20/2046		238	126
0.440% due 07/20/2046		676	260
0.515% due 02/25/2037		299	145
0.585% due 05/25/2037		162	81
1.742% due 11/25/2035		68	37
2.282% due 11/25/2035		68	37
5.250% due 06/25/2035		57	47
5.590% due 11/25/2035		667	367
5.638% due 08/25/2036		127	124
6.000% due 04/25/2037		138	94
6.250% due 08/25/2037 (a)		72	45
6.500% due 06/25/2036		356	195
Countrywide Home Loan Mortgage Pass-Through Trust
0.465% due 05/25/2035		151	95
0.525% due 04/25/2035		45	27
0.555% due 03/25/2035		174	90
0.565% due 02/25/2035		16	11
0.615% due 09/25/2034		18	10
2.528% due 02/20/2036		687	458
2.793% due 08/25/2034		14	10
3.033% due 11/25/2034		47	35
4.173% due 11/19/2033		55	51
5.750% due 12/25/2035		1,227	1,073
7.500% due 06/25/2035		2,216	2,223
Credit Suisse First Boston Mortgage Securities Corp.
2.569% due 08/25/2033		59	56
6.500% due 04/25/2033		2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036		243	134
Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036		686	387
First Horizon Asset Securities, Inc.
2.565% due 12/25/2033		22	20
6.250% due 08/25/2017		23	24
Greenpoint Mortgage Funding Trust
0.505% due 11/25/2045		16	9
GSR Mortgage Loan Trust
1.850% due 03/25/2033		28	26
2.428% due 06/25/2034		16	13
2.738% due 09/25/2035		618	571
Harborview Mortgage Loan Trust
0.420% due 01/19/2038		1,707	1,031
0.970% due 02/19/2034		4	3
1.092% due 12/19/2036		247	124
2.955% due 05/19/2033		55	50
Indymac Index Mortgage Loan Trust
4.933% due 09/25/2035		519	399
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		96	89
JPMorgan Mortgage Trust
2.105% due 11/25/2033		26	25
2.796% due 07/25/2035		370	345
2.860% due 07/25/2035		314	297
5.018% due 02/25/2035		46	44
MASTR Alternative Loans Trust
0.635% due 03/25/2036		70	19
Mellon Residential Funding Corp.
0.669% due 12/15/2030		19	18
Merrill Lynch Floating Trust
0.764% due 07/09/2021		800	771
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036		212	142
0.485% due 08/25/2036		46	35
2.277% due 02/25/2033		26	22
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		300	321
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		13,928	12,113
Nomura Asset Acceptance Corp.
2.496% due 10/25/2035		37	24
Residential Accredit Loans, Inc.
0.385% due 02/25/2047		249	108
0.415% due 06/25/2046		633	216
0.445% due 04/25/2046		274	111
RiverView HECM Trust
0.295% due 07/25/2047		2,181	2,072
Structured Adjustable Rate Mortgage Loan Trust
2.488% due 02/25/2034		28	26
2.534% due 04/25/2034		78	64
2.596% due 09/25/2034		87	81
Structured Asset Mortgage Investments, Inc.
0.425% due 07/25/2046		751	402
0.445% due 05/25/2046		171	89
0.455% due 05/25/2036		768	399
0.455% due 09/25/2047		600	221
0.480% due 07/19/2035		582	463
0.515% due 02/25/2036		916	480
0.580% due 03/19/2034		14	12
0.810% due 07/19/2034		8	6
Thornburg Mortgage Securities Trust
0.335% due 03/25/2037		1,476	1,443
0.345% due 11/25/2046		260	258
Wachovia Bank Commercial Mortgage Trust
0.319% due 09/15/2021		328	316
WaMu Mortgage Pass-Through Certificates
0.505% due 12/25/2045		97	78
0.525% due 10/25/2045		5,085	3,932
0.545% due 01/25/2045		15	12
0.555% due 01/25/2045		16	12
0.942% due 02/25/2047		701	396
1.642% due 08/25/2042		10	9
2.473% due 09/25/2033		2,014	1,916
2.576% due 03/25/2034		85	80
2.580% due 06/25/2033		25	24
2.600% due 02/27/2034		10	9
2.643% due 02/25/2037		734	513
2.838% due 07/25/2046		351	243
5.181% due 11/25/2036		1,685	1,205
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.182% due 07/25/2046		126	46
Wells Fargo Mortgage-Backed Securities Trust
2.702% due 04/25/2036		49	43
2.731% due 03/25/2036		230	190
4.500% due 11/25/2018		68	69
4.750% due 10/25/2018		29	29

			58,269

MUNICIPAL BONDS & NOTES 3.7%
Chicago, Illinois Board of Education General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039		3,100	3,366
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		1,400	1,681
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037 (c)		600	384
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		1,300	1,046
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		2,500	3,349
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043		2,700	3,050
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		2,600	3,268
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	281
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	7
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		3,130	2,279

			18,711

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
0.837% due 12/31/2049		58	437
SLM Corp.
5.559% due 03/15/2017		500	11
5.620% due 01/16/2018		3,100	64

			512

	PRINCIPAL AMOUNT (000s)

U.S. GOVERNMENT AGENCIES 11.8%
Fannie Mae
0.355% due 03/25/2034		$17	17
0.385% due 08/25/2034		10	10
0.435% due 10/27/2037		1,600	1,590
2.142% due 12/01/2034		16	17
2.296% due 10/01/2034		6	6
2.555% due 11/01/2034		112	119
3.500% due 11/01/2025 - 01/01/2026		347	363
4.000% due 01/01/2041 - 06/01/2041		12,922	13,569
4.500% due 06/01/2041		15,700	16,687
5.500% due 05/01/2047		106	115
6.000% due 07/25/2044		52	58
Freddie Mac
0.459% due 02/15/2019		430	431
0.515% due 09/25/2031		41	39
0.729% due 04/15/2028		458	460
1.451% due 10/25/2044		87	90
2.413% due 02/01/2029		12	12
2.557% due 04/01/2037		102	109
4.500% due 02/15/2017		9	9
5.000% due 03/15/2017		16	17
6.000% due 04/15/2036		968	1,162
Ginnie Mae
2.125% due 11/20/2024		4	4
5.000% due 10/01/2041		22,000	24,162
6.000% due 09/20/2038		202	219

			59,265

U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Notes
2.125% due 08/15/2021		5,900	6,015
3.125% due 05/15/2021 (h)		19,500	21,682

			27,697

Total United States (Cost $297,398)			300,205

SHORT-TERM INSTRUMENTS 13.3%
CERTIFICATES OF DEPOSIT 1.0%
Banco do Brasil S.A.
0.448% due 02/14/2014		2,700	2,698
Itau Unibanco Holding S.A.
0.000% due 02/06/2012		2,000	1,990

			4,688

REPURCHASE AGREEMENTS 1.0%
BNP Paribas Securities Corp.
0.070% due 10/05/2011		4,600	4,600
(Dated 09/21/2011. Collateralized by Fannie Mae 0.180% due 03/14/2013 valued at $4,693. Repurchase proceeds are $4,600.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		375	375
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $387. Repurchase proceeds are $375.)

			4,975

JAPAN TREASURY BILLS 5.2%
0.099% due 10/31/2011 - 11/14/2011 (b)	JPY	2,030,000	26,317

U.S. TREASURY BILLS 6.1%
0.032% due 12/01/2011 - 03/29/2012 (b)(e)(f)(h)(i)		$30,882	30,875

Total Short-Term Instruments (Cost $66,641)			66,855

Total Investments 108.9% (Cost $550,067)			$548,474
Written Options (k) (0.0%) (Premiums $440)			(122)
Other Assets and Liabilities (Net) (8.9%)			(44,883)

Net Assets 100.0%			$503,469

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities with an aggregate market value of $3,836 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $170 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $32,116 at a weighted average interest rate of (0.15)%. On September 30, 2011, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,579 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2013	88	$532
90-Day Eurodollar March Futures	Long	03/2016	227	1,072
Euro-Bobl December Futures	Long	12/2011	227	(16)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	66	276

				$1,864

(i)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $138 and cash of $9 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$8,200	$136	$41

(j)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.477%		$1,000	$1	$0	$1
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.180%		100	(1)	0	(1)
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.693%		1,500	(13)	7	(20)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	1.159%		200	(8)	0	(8)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.246%		5,900	37	266	(229)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	3.655%		4,700	614	(3)	617
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	4.183%		100	(2)	2	(4)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	3.267%		2,000	255	0	255
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	4.218%	EUR	6,600	(130)	247	(377)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	3.141%		$1,000	133	63	70
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.757%		1,000	43	0	43
CSX Corp.	BOA	(0.230%	)	03/20/2012	0.182%		200	0	0	0
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	1.117%		2,000	4	46	(42)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	3.567%		4,500	483	472	11
Erac USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.394%		800	(24)	0	(24)
GATX Financial Corp.	RYL	(0.605%	)	03/20/2012	0.822%		1,000	1	0	1
International Lease Finance Corp.	BOA	(0.130%	)	03/20/2012	5.688%		200	5	0	5
International Lease Finance Corp.	BRC	(0.170%	)	03/20/2012	5.688%		200	5	0	5
International Lease Finance Corp.	BRC	(5.000%	)	09/20/2012	6.374%		9,500	105	772	(667)
iStar Financial, Inc.	FBF	(0.450%	)	03/20/2012	15.012%		200	13	0	13
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	1.685%		1,000	52	0	52
KB Home	DUB	(5.000%	)	03/20/2015	9.369%		1,200	143	(93)	236
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	5.596%		2,000	313	0	313
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.803%		1,000	(4)	0	(4)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.599%		1,000	0	0	0
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.599%		1,000	(2)	0	(2)
Masco Corp.	FBF	(0.907%	)	12/20/2016	5.035%		200	36	0	36
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	2.850%		1,000	53	0	53
Motorola Solutions, Inc.	BRC	(1.000%	)	12/20/2011	0.352%		1,400	(3)	51	(54)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.412%		11,090	(84)	412	(496)
Nabors Industries, Inc.	GST	(1.000%	)	03/20/2018	2.600%		3,650	330	42	288
Nabors Industries, Inc.	UAG	(1.050%	)	03/20/2018	2.698%		1,100	102	0	102
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	1.384%		500	(11)	0	(11)
Norfolk Southern Corp.	BRC	(0.450%	)	09/20/2014	0.378%		1,000	(2)	0	(2)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.179%		1,000	(58)	0	(58)
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	1.683%		1,000	12	0	12
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	13.984%		100	34	0	34
Tyson Foods, Inc.	BPS	(1.000%	)	03/20/2014	0.981%		4,000	(3)	136	(139)
UBS AG	BOA	(2.280%	)	06/20/2018	2.097%		1,300	(15)	0	(15)
UBS AG	BRC	(2.250%	)	03/20/2014	1.792%	EUR	800	(12)	0	(12)
UBS AG	DUB	(1.000%	)	12/20/2017	2.085%		$8,000	476	40	436
UST LLC	GST	(0.720%	)	03/20/2018	0.421%		1,000	(19)	0	(19)
Vivendi S.A.	BPS	(1.742%	)	06/20/2013	1.056%		300	(4)	0	(4)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	1.056%		300	(4)	0	(4)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	1.056%		300	(4)	0	(4)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.790%		100	2	0	2
WPP PLC	BRC	(3.750%	)	06/20/2017	1.792%	GBP	1,000	(160)	0	(160)
XL Group PLC	BRC	(0.310%	)	03/20/2012	1.015%		$100	0	0	0

								$2,689	$2,460	$229

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	03/20/2015	0.763%		$700	$6	$11	$(5)
Australia Government Bond	DUB	1.000%	03/20/2016	0.903%		700	3	16	(13)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	1.391%	EUR	100	(2)	(15)	13
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	1.386%		$500	66	8	58
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	1.386%		1,100	144	9	135
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	1.420%		200	28	3	25
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	1.386%		300	40	2	38
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.880%		4,200	(155)	(40)	(115)
China Government International Bond	BRC	0.850%	12/20/2014	1.654%		1,600	(40)	0	(40)
China Government International Bond	JPM	0.820%	12/20/2014	1.654%		300	(8)	0	(8)
China Government International Bond	RYL	0.810%	12/20/2014	1.654%		2,400	(62)	0	(62)
China Government International Bond	RYL	0.815%	12/20/2014	1.654%		1,000	(26)	0	(26)
Egypt Government International Bond	MYC	1.000%	03/20/2016	4.574%		300	(42)	(36)	(6)
France Government Bond	BOA	0.250%	09/20/2014	1.066%	EUR	6,200	(194)	(215)	21
France Government Bond	DUB	0.250%	09/20/2016	1.825%		$1,800	(131)	(108)	(23)
France Government Bond	GST	0.250%	09/20/2016	1.825%		1,400	(102)	(85)	(17)
France Government Bond	UAG	0.250%	09/20/2016	1.825%		1,800	(131)	(114)	(17)
HSBC Finance Corp.	GST	5.000%	06/20/2012	1.625%		1,000	26	12	14
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	22.261%	JPY	54,200	(120)	(69)	(51)

							$(700)	$(621)	$(79)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-15 5-Year Index	UAG	(5.000%	)	12/20/2015		$20,000	$1,238	$(813)	$2,051
CDX.HY-16 5-Year Index	BOA	(5.000%	)	06/20/2016		1,500	133	(42)	175
CDX.HY-16 5-Year Index	BRC	(5.000%	)	06/20/2016		26,300	2,321	(230)	2,551
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	14,400	3,357	2,810	547

							$7,049	$1,725	$5,324

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Depreciation
ABX.HE.AA.06-1 Index	FBF	0.320%	07/25/2045	$475	$(298)	$(142)	$(156)
ABX.HE.AAA.06-2 Index	DUB	0.110%	05/25/2046	480	(272)	(147)	(125)

					$(570)	$(289)	$(281)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BRC	EUR	900	$20	$1	$19
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RYL		600	13	0	13
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	126	0	126
Pay	1-Year BRL-CDI	11.630%	01/02/2014	DUB	BRL	63,900	543	(7)	550
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		21,300	304	(66)	370
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		22,700	414	44	370
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		22,100	368	0	368
Pay	3-Month CAD Bank Bill	2.500%	03/15/2016	HUS	CAD	12,500	575	(52)	627
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	BRC		$800	(189)	(143)	(46)
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BRC	AUD	21,600	1,858	43	1,815
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	CBK		2,000	172	(5)	177
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BOA	GBP	17,600	637	86	551
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RYL	JPY	8,400,000	115	(2)	117
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF		3,720,000	2,115	1,013	1,102
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,150,000	654	313	341

							$7,725	$1,225	$6,500

(k)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		$39,100	$209	$(26)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	(7)

								$340	$(33)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.800%	12/21/2011	$12,700	$51	$(65)
Put - OTC CDX.IG-16 5-Year Index	GST	Sell	1.600%	10/19/2011	12,600	49	(24)

						$100	$(89)

(l)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2041	$13,000	$13,469	$(13,638)
Fannie Mae	4.500%	10/01/2041	16,000	16,923	(16,982)
Ginnie Mae	5.000%	10/01/2041	27,000	29,614	(29,654)
Ginnie Mae	5.000%	11/01/2041	22,000	24,047	(24,111)
Ginnie Mae	5.500%	10/01/2041	38,000	42,257	(41,978)

				$126,310	$(126,363)

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,668	10/2011	DUB	$31	$0	$31
Sell		8,147	10/2011	JPM	115	0	115
Sell	BRL	1,644	11/2011	CBK	146	0	146
Sell		437	11/2011	GST	38	0	38
Sell		246	11/2011	HUS	23	0	23
Buy	CAD	23,376	11/2011	CBK	0	(1,537)	(1,537)
Sell		1,451	11/2011	DUB	78	0	78
Sell		6,739	11/2011	MSC	381	0	381
Sell		7,915	11/2011	RBC	457	0	457
Buy	CNY	22,134	02/2013	JPM	0	(80)	(80)
Buy		27	08/2013	DUB	0	0	0
Sell		10,289	08/2013	UAG	59	0	59
Buy		9,648	01/2015	DUB	0	(98)	(98)
Sell		2,378	09/2015	JPM	13	0	13
Buy		29,440	09/2015	RYL	189	0	189
Buy		2,965	04/2016	DUB	0	(15)	(15)
Buy		10,861	04/2016	JPM	0	(54)	(54)
Buy	DKK	18,263	10/2011	DUB	0	(139)	(139)
Buy	EUR	2,154	11/2011	CBK	0	(22)	(22)
Sell		499	11/2011	CBK	13	0	13
Sell		19,784	11/2011	JPM	1,736	0	1,736
Buy		54,949	11/2011	RYL	0	(4,994)	(4,994)
Sell		1,410	11/2011	UAG	24	0	24
Buy	GBP	188	10/2011	BRC	0	(1)	(1)
Sell		167	10/2011	HUS	0	0	0
Sell		6,450	12/2011	BRC	7	(78)	(71)
Buy		9,938	12/2011	CBK	0	(429)	(429)
Sell		159	12/2011	CBK	0	0	0
Buy	IDR	920,000	10/2011	CBK	0	0	0

Buy		23,139,240	10/2011	DUB	0	(48)	(48)
Sell		22,643,200	10/2011	DUB	108	0	108
Buy		22,569,500	10/2011	RYL	38	0	38
Buy		17,265,587	07/2012	HUS	0	(130)	(130)
Buy	INR	217,153	11/2011	BRC	0	(438)	(438)
Buy	JPY	399,899	10/2011	CBK	0	(3)	(3)
Sell		1,920,000	10/2011	DUB	0	(1,164)	(1,164)
Buy		5,622,915	10/2011	FBL	0	(740)	(740)
Buy		1,919,587	10/2011	JPM	409	0	409
Sell		1,980,000	10/2011	JPM	0	(230)	(230)
Buy		5,898,751	10/2011	UAG	0	(777)	(777)
Sell		65,000	11/2011	BOA	0	(1)	(1)
Sell		117,000	11/2011	BRC	0	(1)	(1)
Sell		66,000	11/2011	CBK	0	(1)	(1)
Sell		98,000	11/2011	DUB	0	(3)	(3)
Sell		104,000	11/2011	UAG	0	(1)	(1)
Buy	KRW	7,510,861	11/2011	JPM	0	(758)	(758)
Sell	MXN	44,157	11/2011	BRC	590	0	590
Sell		20,075	11/2011	CBK	178	0	178
Sell		26,725	11/2011	DUB	358	0	358
Buy	MYR	308	11/2011	CBK	0	(8)	(8)
Buy		13,439	04/2012	UAG	0	(281)	(281)
Buy	NOK	37,079	10/2011	BRC	0	(35)	(35)
Sell		18,128	10/2011	CBK	278	0	278
Sell		18,128	10/2011	JPM	294	0	294
Buy	PHP	103,332	03/2012	CBK	0	(41)	(41)
Buy	SEK	30,713	10/2011	BRC	0	(84)	(84)
Sell		50,615	10/2011	BRC	466	0	466
Sell		50,616	10/2011	DUB	488	0	488
Buy		2,805	10/2011	UAG	0	(9)	(9)
Buy	SGD	4,223	12/2011	CBK	0	(273)	(273)
Buy		1,100	12/2011	RYL	0	(69)	(69)
Buy		200	12/2011	UAG	0	(12)	(12)
Sell	TWD	5,587	01/2012	BPS	17	0	17
Sell		11,607	01/2012	CBK	35	0	35
Buy		74,022	01/2012	DUB	0	(178)	(178)
Buy		85,050	01/2012	GST	0	(217)	(217)
Sell		5,570	01/2012	HUS	17	0	17
Sell		5,616	01/2012	JPM	16	0	16
Buy	ZAR	97	10/2011	HUS	0	(2)	(2)

					$6,602	$(12,951)	$(6,349)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Australia
Mortgage-Backed Securities	$0	$2,209	$0	$2,209
Sovereign Issues	0	10,048	0	10,048
Brazil
Corporate Bonds & Notes	0	13,426	2,393	15,819
Sovereign Issues	0	6,398	0	6,398
Canada
Corporate Bonds & Notes	0	1,085	0	1,085
Sovereign Issues	0	1,769	0	1,769
Cayman Islands
Asset-Backed Securities	0	1,544	0	1,544
France
Corporate Bonds & Notes	0	3,071	0	3,071
Sovereign Issues	0	1,278	0	1,278

Germany
Asset-Backed Securities	0	147	0	147
Bank Loan Obligations	0	982	0	982
Corporate Bonds & Notes	0	3,185	0	3,185
Ireland
Corporate Bonds & Notes	0	2,415	0	2,415
Mortgage-Backed Securities	0	820	0	820
Italy
Asset-Backed Securities	0	362	0	362
Sovereign Issues	0	2,829	0	2,829
Jersey, Channel Islands
Asset-Backed Securities	0	2,942	0	2,942
Mexico
Corporate Bonds & Notes	0	3,196	0	3,196
Sovereign Issues	0	11,781	0	11,781
Netherlands
Corporate Bonds & Notes	0	12,394	0	12,394
Sovereign Issues	0	26,247	0	26,247
Qatar
Corporate Bonds & Notes	0	2,166	0	2,166
Sovereign Issues	0	3,376	0	3,376
Russia
Corporate Bonds & Notes	0	1,560	0	1,560
South Korea
Sovereign Issues	0	5,257	0	5,257
Sweden
Sovereign Issues	0	12,949	0	12,949
Switzerland
Corporate Bonds & Notes	0	10,724	0	10,724
United Arab Emirates
Sovereign Issues	0	2,285	0	2,285
United Kingdom
Corporate Bonds & Notes	0	4,197	0	4,197
Sovereign Issues	0	28,379	0	28,379
United States
Asset-Backed Securities	0	8,337	0	8,337
Bank Loan Obligations	0	6,206	0	6,206
Corporate Bonds & Notes	0	118,553	2,655	121,208
Mortgage-Backed Securities	0	53,378	4,891	58,269
Municipal Bonds & Notes	0	18,711	0	18,711
Preferred Securities	75	0	437	512
U.S. Government Agencies	0	59,265	0	59,265
U.S. Treasury Obligations	0	27,697	0	27,697
Short-Term Instruments
Certificates of Deposit	0	4,688	0	4,688
Repurchase Agreements	0	4,975	0	4,975
Japan Treasury Bills	0	26,317	0	26,317
U.S. Treasury Bills	0	30,875	0	30,875
	$75	$538,023	$10,376	$548,474
Short Sales, at value	$0	$(126,363)	$0	$(126,363)

Financial Derivative Instruments (7) - Assets
Credit Contracts	41	8,213	0	8,254
Foreign Exchange Contracts	0	6,602	0	6,602
Interest Rate Contracts	1,880	6,546	0	8,426
	$1,921	$21,361	$0	$23,282

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,109)	0	(3,109)
Foreign Exchange Contracts	0	(12,951)	0	(12,951)
Interest Rate Contracts	(16)	(79)	0	(95)

	$(16)	$(16,139)	$0	$(16,155)

Totals	$1,980	$416,882	$10,376	$429,238

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (8)
Investments, at value
Brazil
Corporate Bonds & Notes	$0	$2,400	$0	$0	$0	$(7)	$0	$0	$2,393	$(7)
Cayman Islands
Asset-Backed Securities	1,664	0	(158)	10	8	20	0	(1,544)	0	0
United Kingdom
Corporate Bonds & Notes	1,062	0	0	0	0	(240)	0	(822)	0	0
United States
Corporate Bonds & Notes	2,955	0	(111)	(8)	(4)	(177)	0	0	2,655	(152)
Mortgage-Backed Securities	2,140	2,859	(109)	6	5	(10)	0	0	4,891	(11)
Preferred Securities	443	0	0	0	0	(6)	0	0	437	(6)

	$8,264	$5,259	$(378)	$8	$9	$(420)	$0	$(2,366)	$10,376	$(176)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.3%
Community Health Systems, Inc.
2.569% due 07/25/2014		$671	$630
3.819% due 01/25/2017		320	295
First Data Corp.
2.967% due 09/24/2014		1,816	1,594
NewsDay LLC
10.500% due 08/01/2013		500	517
Quinteles Transnational Corp.
5.000% due 06/08/2018		1,995	1,887
Sealed Air Corp.
1.000% due 05/31/2012		3,700	3,660
TXU U.S. Holdings Co.
4.772% due 10/10/2017		5,109	3,441
Vodafone Finance, Inc.
6.875% due 08/11/2015		1,606	1,613

Total Bank Loan Obligations (Cost $14,387)			13,637

CORPORATE BONDS & NOTES 88.1%
BANKING & FINANCE 13.7%
Ally Financial, Inc.
4.500% due 02/11/2014		1,000	918
6.250% due 12/01/2017		1,500	1,313
6.750% due 12/01/2014		100	97
7.500% due 09/15/2020		1,500	1,363
8.000% due 03/15/2020		1,500	1,392
8.000% due 11/01/2031		2,525	2,313
8.300% due 02/12/2015		1,250	1,239
American International Group, Inc.
8.175% due 05/15/2068		1,000	886
8.625% due 05/22/2038	GBP	1,000	1,310
BAC Capital Trust VI
5.625% due 03/08/2035		$500	359
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	500	468
BAC Capital Trust XI
6.625% due 05/23/2036		$1,000	761
Barclays Bank PLC
14.000% due 11/29/2049	GBP	1,500	2,469
Capital One Capital V
10.250% due 08/15/2039		$2,000	2,042
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	1,000	1,253
Cequel Communications Holdings I LLC
8.625% due 11/15/2017		$1,500	1,492
CIT Group, Inc.
7.000% due 05/01/2014		1,115	1,139
7.000% due 05/01/2015		2,000	1,987
7.000% due 05/01/2016		4,000	3,885
7.000% due 05/01/2017		4,376	4,251
Citigroup Capital XXI
8.300% due 12/21/2077		725	712
Countrywide Capital III
8.050% due 06/15/2027		1,800	1,670
Credit Agricole S.A.
8.375% due 10/29/2049		2,000	1,585
E*Trade Financial Corp.
6.750% due 06/01/2016		300	301
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		2,000	2,018
5.875% due 08/02/2021		2,000	1,996
6.625% due 08/15/2017		2,250	2,347
8.000% due 06/01/2014		1,000	1,061
8.000% due 12/15/2016		3,625	3,967
8.125% due 01/15/2020		1,500	1,709
12.000% due 05/15/2015		250	302
HBOS PLC
6.750% due 05/21/2018		1,000	854
ILFC E-Capital Trust II
6.250% due 12/21/2065		250	186
Ineos Finance PLC
9.000% due 05/15/2015		1,000	955
9.250% due 05/15/2015	EUR	475	595
International Lease Finance Corp.
5.875% due 05/01/2013		$300	291
6.250% due 05/15/2019		750	654
6.625% due 11/15/2013		1,000	975
6.750% due 09/01/2016		1,000	1,008
7.125% due 09/01/2018		1,750	1,765
8.625% due 09/15/2015		250	249
8.750% due 03/15/2017		1,075	1,083
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	500	444
LBG Capital No.1 PLC
6.439% due 05/23/2020		500	452
7.625% due 10/14/2020		200	190
7.867% due 12/17/2019	GBP	500	573
7.875% due 11/01/2020		$2,500	1,838
8.000% due 12/29/2049		500	338
11.040% due 03/19/2020	GBP	250	341
LBG Capital No.2 PLC
9.125% due 07/15/2020		500	600
Lehman Brothers Holdings, Inc.
0.000% due 01/12/2012 (a)		$5,000	1,181
6.750% due 12/28/2017 (a)		1,250	2
7.500% due 05/11/2038 (a)		1,025	2
Marina District Finance Co., Inc.
9.500% due 10/15/2015		250	227
9.875% due 08/15/2018		500	420
MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,065
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		750	680
RBS Capital Trust
6.467% due 12/29/2049	EUR	350	218
Regions Bank
7.500% due 05/15/2018		$1,500	1,498
Regions Financial Corp.
7.375% due 12/10/2037		2,750	2,282
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		250	160
7.640% due 03/29/2049		2,200	1,067
SLM Corp.
0.553% due 01/27/2014		1,025	941
5.000% due 06/15/2018		450	397
5.891% due 01/31/2014		400	381
8.000% due 03/25/2020		1,000	990
8.450% due 06/15/2018		1,625	1,694
Societe Generale S.A.
5.922% due 04/29/2049		350	206
Springleaf Finance Corp.
6.900% due 12/15/2017		1,500	1,088
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	267
10.500% due 02/15/2019		200	254
UBS AG
7.152% due 12/29/2049	EUR	600	639
UBS Preferred Funding Trust V
6.243% due 05/29/2049		$660	497
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		4,000	3,420

			81,572

INDUSTRIALS 65.8%
Actuant Corp.
6.875% due 06/15/2017		300	307
Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,162
Aguila S.A.
7.875% due 01/31/2018		1,250	1,144
Alere, Inc.
8.625% due 10/01/2018		1,500	1,365
Aleris International, Inc.
7.625% due 02/15/2018		3,000	2,708
Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,005
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	910
11.000% due 11/01/2015		1,250	1,300
AMC Networks, Inc.
7.750% due 07/15/2021		600	618
American Airlines Pass-Through Trust
7.858% due 04/01/2013		100	100
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	429
American Stores Co.
7.100% due 03/20/2028		50	37
8.000% due 06/01/2026		1,375	1,176
Ameristar Casinos, Inc.
7.500% due 04/15/2021		1,500	1,459
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		1,250	1,256
Antero Resources Finance Corp.
7.250% due 08/01/2019		500	478
Arch Coal, Inc.
7.000% due 06/15/2019		1,000	955
7.250% due 10/01/2020		500	482
7.250% due 06/15/2021		2,000	1,935
ARD Finance S.A.
11.125% due 06/01/2018 (c)		500	387
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,254
9.250% due 10/15/2020		1,000	1,050
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	404
Associated Materials LLC
9.125% due 11/01/2017		2,000	1,630
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	998
Avaya, Inc.
7.000% due 04/01/2019		2,000	1,710
Basic Energy Services, Inc.
7.750% due 02/15/2019		500	478
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,000	1,008
BE Aerospace, Inc.
6.875% due 10/01/2020		1,000	1,048
Berry Petroleum Co.
6.750% due 11/01/2020		500	479
10.250% due 06/01/2014		500	562
Berry Plastics Corp.
4.999% due 02/15/2015		1,625	1,511
9.500% due 05/15/2018		1,500	1,282
9.750% due 01/15/2021		1,000	855
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	2,000	2,077
BI-LO LLC
9.250% due 02/15/2019		$1,000	975

Biomet, Inc.
10.000% due 10/15/2017		500	518
10.375% due 10/15/2017 (c)		1,865	1,921
11.625% due 10/15/2017		2,500	2,606
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	875
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,026
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	1,905
6.875% due 08/15/2018		250	244
7.000% due 02/15/2020		900	902
7.500% due 03/15/2020		500	502
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,000	945
Cablevision Systems Corp.
8.000% due 04/15/2020		200	204
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		1,750	1,050
11.250% due 06/01/2017		1,750	1,774
Calcipar S.A.
6.875% due 05/01/2018		500	435
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		500	468
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	955
Case New Holland, Inc.
7.875% due 12/01/2017		1,250	1,338
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		1,500	1,376
CCO Holdings LLC
6.500% due 04/30/2021		2,000	1,900
7.875% due 04/30/2018		3,000	3,068
CDRT Merger Sub, Inc.
8.125% due 06/01/2019		1,000	930
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	1,719
CF Industries, Inc.
7.125% due 05/01/2020		1,000	1,141
Chart Industries, Inc.
9.125% due 10/15/2015		425	438
Chemtura Corp.
7.875% due 09/01/2018		1,000	985
Chesapeake Energy Corp.
7.250% due 12/15/2018		350	374
9.500% due 02/15/2015		3,000	3,398
Cie Generale de Geophysique-Veritas
6.500% due 06/01/2021		1,000	905
9.500% due 05/15/2016		1,325	1,365
Cinemark USA, Inc.
7.375% due 06/15/2021		500	475
CityCenter Holdings LLC
7.625% due 01/15/2016		500	472
10.750% due 01/15/2017 (c)		1,306	1,159
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	748
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		4,500	4,616
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,298
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	244
CommScope, Inc.
8.250% due 01/15/2019		2,000	1,960
Community Health Systems, Inc.
8.875% due 07/15/2015		1,000	985
Concho Resources, Inc.
6.500% due 01/15/2022		1,750	1,732
7.000% due 01/15/2021		750	750
Consol Energy, Inc.
8.000% due 04/01/2017		1,375	1,444
8.250% due 04/01/2020		750	793
Constellation Brands, Inc.
7.250% due 05/15/2017		1,000	1,055
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,500	1,874
7.500% due 09/15/2017		500	634
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	78
Continental Airlines, Inc.
6.920% due 04/02/2013 (j)		172	171
Continental Resources, Inc.
7.125% due 04/01/2021		400	406
7.375% due 10/01/2020		250	260
8.250% due 10/01/2019		50	54
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,328
Crown Americas LLC
7.625% due 05/15/2017		2,050	2,178
Crown Castle International Corp.
7.125% due 11/01/2019		500	518
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	229
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,100
7.875% due 02/15/2018		3,000	3,165
8.625% due 02/15/2019		1,000	1,102
DaVita, Inc.
6.625% due 11/01/2020		1,250	1,206
Del Monte Foods Co.
7.625% due 02/15/2019		3,000	2,550
Denbury Resources, Inc.
8.250% due 02/15/2020		2,000	2,110
9.750% due 03/01/2016		50	54
Digicel Group Ltd.
10.500% due 04/15/2018		1,000	995
Digicel Ltd.
8.250% due 09/01/2017		3,000	2,850
DISH DBS Corp.
6.750% due 06/01/2021		1,000	960
7.125% due 02/01/2016		2,000	2,035
7.750% due 05/31/2015		1,000	1,030
7.875% due 09/01/2019		2,000	2,050
Diversey, Inc.
8.250% due 11/15/2019		1,000	1,198
DJO Finance LLC
7.750% due 04/15/2018		2,500	2,150
9.750% due 10/15/2017		500	420
Dynegy Holdings LLC
7.625% due 10/15/2026		325	184
Dynegy Roseton
7.670% due 11/08/2016		1,000	550
EH Holding Corp.
6.500% due 06/15/2019		500	484
7.625% due 06/15/2021		750	726
El Paso Corp.
7.000% due 06/15/2017		475	535
7.250% due 06/01/2018		500	562
7.750% due 01/15/2032		500	583
7.800% due 08/01/2031		1,150	1,345
8.050% due 10/15/2030		780	917
Eldorado Resorts LLC
8.625% due 06/15/2019		1,000	858
Endo Pharmaceuticals Holdings, Inc.
7.250% due 01/15/2022		1,000	1,008
Energy Transfer Equity LP
7.500% due 10/15/2020		1,400	1,446
Enterprise Products Operating LLC
8.375% due 08/01/2066		4,000	4,149
Entravision Communications Corp.
8.750% due 08/01/2017		1,000	942
Exide Technologies
8.625% due 02/01/2018		1,500	1,402
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,393	2,273
Fidelity National Information Services, Inc.
7.625% due 07/15/2017		750	784
First Data Corp.
8.250% due 01/15/2021		2,500	1,988
9.875% due 09/24/2015		51	43
12.625% due 01/15/2021		750	559
Florida East Coast Railway Corp.
8.125% due 02/01/2017		600	585
FMG Resources Pty. Ltd.
7.000% due 11/01/2015		525	491
Ford Motor Co.
9.215% due 09/15/2021		200	229
Forest Oil Corp.
7.250% due 06/15/2019		1,250	1,238
8.500% due 02/15/2014		1,000	1,062
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		775	860
Georgia-Pacific LLC
7.250% due 06/01/2028		150	168
7.375% due 12/01/2025		4,520	5,063
8.000% due 01/15/2024		2,000	2,356
Giant Funding Corp.
8.250% due 02/01/2018		1,000	1,005
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,250	1,278
10.500% due 05/15/2016		618	672
Graham Packaging Co. LP
8.250% due 10/01/2018		750	758
Graphic Packaging International, Inc.
7.875% due 10/01/2018		1,000	1,030
Great Lakes Dredge & Dock Corp.
7.375% due 02/01/2019		500	462
HCA Holdings, Inc.
7.750% due 05/15/2021		1,000	942
HCA, Inc.
6.500% due 02/15/2020		2,000	1,960
7.190% due 11/15/2015		180	176
7.250% due 09/15/2020		2,975	3,020
7.500% due 02/15/2022		3,500	3,238
8.500% due 04/15/2019		800	852
9.875% due 02/15/2017		829	899
Headwaters, Inc.
7.625% due 04/01/2019		1,250	962
HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,290
Hertz Corp.
6.750% due 04/15/2019		$3,000	2,738
7.375% due 01/15/2021		1,500	1,378
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		3,000	2,490
9.000% due 11/15/2020		3,000	2,212
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		750	701
Huntsman International LLC
8.625% due 03/15/2021		1,500	1,444

IASIS Healthcare LLC
8.375% due 05/15/2019		1,500	1,222
Ineos Group Holdings Ltd.
7.875% due 02/15/2016	EUR	3,000	2,773
8.500% due 02/15/2016		$500	372
Insight Communications Co., Inc.
9.375% due 07/15/2018		2,750	3,094
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,500	1,395
7.250% due 10/15/2020		1,750	1,619
7.500% due 04/01/2021		3,500	3,264
8.500% due 11/01/2019		750	735
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		500	435
11.500% due 02/04/2017 (c)		2,845	2,454
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,620
Intergen NV
9.000% due 06/30/2017		2,895	2,960
Interline Brands, Inc.
7.000% due 11/15/2018		275	270
inVentiv Health, Inc.
10.000% due 08/15/2018		500	442
IVD Acquisition Corp.
11.125% due 08/15/2019		750	733
Jaguar Land Rover PLC
7.750% due 05/15/2018		400	358
8.125% due 05/15/2021		450	398
Jarden Corp.
7.500% due 05/01/2017		1,000	1,025
JMC Steel Group
8.250% due 03/15/2018		500	472
Kabel BW Erste Beteiligungs GmbH
5.778% due 03/15/2018	EUR	250	321
7.500% due 03/15/2019		$500	489
7.500% due 03/15/2019	EUR	750	970
Kinove German Bondco GmbH
9.625% due 06/15/2018		$1,250	1,138
Laredo Petroleum, Inc.
9.500% due 02/15/2019		750	791
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		1,025	989
Lyondell Chemical Co.
8.000% due 11/01/2017		618	669
11.000% due 05/01/2018		3,000	3,255
Manitowoc Co., Inc.
8.500% due 11/01/2020		1,750	1,592
MarkWest Energy Partners LP
6.750% due 11/01/2020		450	459
Masonite International Corp.
8.250% due 04/15/2021		1,750	1,588
McClatchy Co.
11.500% due 02/15/2017		750	654
Meritor, Inc.
8.125% due 09/15/2015		1,500	1,335
10.625% due 03/15/2018		500	484
MGM Resorts International
6.625% due 07/15/2015		1,750	1,492
6.875% due 04/01/2016		450	385
7.500% due 06/01/2016		1,500	1,309
7.625% due 01/15/2017		1,750	1,509
9.000% due 03/15/2020		1,000	1,044
10.375% due 05/15/2014		250	274
11.125% due 11/15/2017		2,020	2,227
13.000% due 11/15/2013		350	401
Michael Foods, Inc.
9.750% due 07/15/2018		2,000	2,075
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,410
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	345
Mueller Water Products, Inc.
8.750% due 09/01/2020		550	544
Multiplan, Inc.
9.875% due 09/01/2018		1,000	995
Musketeer GmbH
9.500% due 03/15/2021	EUR	1,500	1,814
Mylan, Inc.
7.625% due 07/15/2017		$700	732
7.875% due 07/15/2020		2,500	2,625
Nalco Co.
6.625% due 01/15/2019		1,000	1,100
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	327
NBTY, Inc.
9.000% due 10/01/2018		$1,500	1,543
New Albertson’s, Inc.
7.450% due 08/01/2029		1,250	944
Newfield Exploration Co.
6.625% due 09/01/2014		100	101
6.875% due 02/01/2020		1,050	1,087
7.125% due 05/15/2018		1,075	1,118
NFR Energy LLC
9.750% due 02/15/2017		1,500	1,328
Nielsen Finance LLC
7.750% due 10/15/2018		2,500	2,562
11.500% due 05/01/2016		650	741
Novelis, Inc.
8.375% due 12/15/2017		2,500	2,488
8.750% due 12/15/2020		3,000	2,955
NPC International, Inc.
9.500% due 05/01/2014		1,275	1,259
NXP BV
9.750% due 08/01/2018		1,050	1,102
OGX Petroleo e Gas Participacoes S.A.
8.500% due 06/01/2018		2,000	1,810
Oshkosh Corp.
8.250% due 03/01/2017		175	171
8.500% due 03/01/2020		175	171
OXEA Finance & Cy S.C.A
9.500% due 07/15/2017		950	929
9.625% due 07/15/2017	EUR	712	912
Packaging Dynamics Corp.
8.750% due 02/01/2016		$500	492
Peabody Energy Corp.
6.500% due 09/15/2020		500	528
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		1,500	1,508
Petrohawk Energy Corp.
7.250% due 08/15/2018		3,500	4,016
PHH Corp.
9.250% due 03/01/2016		500	516
Phillips-Van Heusen Corp.
7.375% due 05/15/2020		1,750	1,833
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		1,500	1,151
Pinnacle Entertainment, Inc.
8.625% due 08/01/2017		750	759
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,000	1,960
9.250% due 04/01/2015		1,000	998
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	462
Plains Exploration & Production Co.
7.000% due 03/15/2017		1,000	1,005
7.625% due 04/01/2020		1,500	1,549
Polymer Group, Inc.
7.750% due 02/01/2019		1,000	1,002
Polypore International, Inc.
7.500% due 11/15/2017		500	505
Precision Drilling Corp.
6.500% due 12/15/2021		1,000	990
Production Resource Group, Inc.
8.875% due 05/01/2019		450	408
Quebecor Media, Inc.
7.750% due 03/15/2016		1,700	1,704
Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,478
Quiksilver, Inc.
6.875% due 04/15/2015		750	671
QVC, Inc.
7.375% due 10/15/2020		1,000	1,070
7.500% due 10/01/2019		1,500	1,605
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		950	815
Rain CII Carbon LLC
8.000% due 12/01/2018		750	754
Range Resources Corp.
5.750% due 06/01/2021		500	521
6.750% due 08/01/2020		750	802
7.500% due 10/01/2017		275	293
RBS Global, Inc.
8.500% due 05/01/2018		4,500	4,331
Refresco Group BV
7.375% due 05/15/2018	EUR	400	477
Regency Energy Partners LP
6.875% due 12/01/2018		$1,125	1,164
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		350	317
7.125% due 04/15/2019		1,250	1,169
7.875% due 08/15/2019		900	873
8.250% due 02/15/2021		1,500	1,192
9.000% due 05/15/2018		1,175	999
9.000% due 04/15/2019		1,500	1,282
9.875% due 08/15/2019		600	531
Rhodia S.A.
6.875% due 09/15/2020		1,000	1,155
Roadhouse Financing, Inc.
10.750% due 10/15/2017		1,000	932
Roofing Supply Group LLC
8.625% due 12/01/2017		750	711
RSC Equipment Rental, Inc.
8.250% due 02/01/2021		1,000	870
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	1,850
8.000% due 06/01/2018		1,000	945
8.750% due 01/15/2020		500	492
9.875% due 05/15/2016		150	155
Sappi Papier Holding GmbH
6.625% due 04/15/2021		600	513
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	492
7.250% due 01/15/2018		150	153
Sealed Air Corp.
8.125% due 09/15/2019 (b)		1,250	1,266
8.375% due 09/15/2021 (b)		500	506
Sensata Technologies BV
6.500% due 05/15/2019		1,250	1,194
Simmons Foods, Inc.
10.500% due 11/01/2017		500	435

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	121
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	458
Snoqualmie Entertainment Authority
4.178% due 02/01/2014		1,000	880
Sonat, Inc.
7.000% due 02/01/2018		500	553
Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		1,500	1,605
SPX Corp.
6.875% due 09/01/2017		750	772
Steel Dynamics, Inc.
7.625% due 03/15/2020		500	502
STHI Holding Corp.
8.000% due 03/15/2018		1,000	970
Styrolution GmbH
7.625% due 05/15/2016	EUR	750	734
Suburban Propane Partners LP
7.375% due 03/15/2020		$275	276
SunGard Data Systems, Inc.
7.375% due 11/15/2018		1,000	935
7.625% due 11/15/2020		1,500	1,402
10.625% due 05/15/2015		525	550
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	610
Sunrise Communications International S.A.
7.000% due 12/31/2017		475	608
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	985
Targa Resources Partners LP
7.875% due 10/15/2018		1,000	1,015
Telenet Finance Luxembourg S.C.A
6.375% due 11/15/2020	EUR	1,200	1,453
Tenet Healthcare Corp.
8.000% due 08/01/2020		$1,000	912
8.875% due 07/01/2019		2,000	2,125
Tenneco, Inc.
7.750% due 08/15/2018		500	505
Thermon Industries, Inc.
9.500% due 05/01/2017		307	321
Tomkins LLC
9.000% due 10/01/2018		2,700	2,781
TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,556
Travelport LLC
9.000% due 03/01/2016		1,000	590
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	778
Trinidad Drilling Ltd.
7.875% due 01/15/2019		500	500
U.S. Foodservice
8.500% due 06/30/2019		1,250	1,134
UAL Pass-Through Trust
9.750% due 01/15/2017		889	974
United Rentals North America, Inc.
8.375% due 09/15/2020		1,500	1,384
Universal Health Services, Inc.
7.000% due 10/01/2018		750	736
Univision Communications, Inc.
6.875% due 05/15/2019		2,000	1,790
7.875% due 11/01/2020		1,750	1,649
8.500% due 05/15/2021		2,500	1,962
UPC Holding BV
8.375% due 08/15/2020	EUR	2,000	2,318
UPCB Finance II Ltd.
6.375% due 07/01/2020		1,000	1,159
UPCB Finance Ltd.
7.625% due 01/15/2020		1,900	2,380
USG Corp.
8.375% due 10/15/2018		$825	693
Valeant Pharmaceuticals International
6.750% due 08/15/2021		1,000	871
6.875% due 12/01/2018		1,000	910
7.000% due 10/01/2020		2,500	2,225
7.250% due 07/15/2022		1,000	882
Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		2,800	2,583
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,000	877
Videotron Ltee
9.125% due 04/15/2018		500	547
VWR Funding, Inc.
10.250% due 07/15/2015		2,000	1,990
Warner Chilcott Corp.
7.750% due 09/15/2018		5,000	4,800
WCA Waste Corp.
7.500% due 06/15/2019		425	406
Windstream Corp.
7.000% due 03/15/2019		300	289
7.750% due 10/15/2020		1,000	980
7.750% due 10/01/2021		500	485
7.875% due 11/01/2017		750	763
8.125% due 09/01/2018		1,000	1,012
WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,526
Wynn Las Vegas LLC
7.750% due 08/15/2020		1,500	1,582
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	500	597
Ziggo Bond Co. BV
8.000% due 05/15/2018		2,000	2,586
Ziggo Finance BV
6.125% due 11/15/2017		725	945

			390,269

UTILITIES 8.6%
AES Corp.
7.375% due 07/01/2021		$2,000	1,900
8.000% due 10/15/2017		500	505
8.000% due 06/01/2020		1,500	1,508
9.750% due 04/15/2016		700	756
AES Ironwood LLC
8.857% due 11/30/2025		1,689	1,735
AES Red Oak LLC
8.540% due 11/30/2019		1,054	1,086
Calpine Corp.
7.500% due 02/15/2021		2,500	2,400
7.875% due 07/31/2020		1,750	1,698
7.875% due 01/15/2023		1,000	970
Covanta Holding Corp.
7.250% due 12/01/2020		500	502
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	2,925
Expro Finance Luxembourg S.C.A
8.500% due 12/15/2016		1,500	1,312
Frontier Communications Corp.
7.125% due 03/15/2019		1,125	1,077
8.250% due 04/15/2017		275	268
8.500% due 04/15/2020		500	488
9.000% due 08/15/2031		1,025	879
GenOn Energy, Inc.
7.875% due 06/15/2017		375	347
GenOn REMA LLC
9.237% due 07/02/2017		238	242
9.681% due 07/02/2026		300	304
Inergy LP
6.875% due 08/01/2021		400	366
7.000% due 10/01/2018		550	520
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		1,500	1,324
Midwest Generation LLC
8.560% due 01/02/2016		1,977	1,947
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,306
NRG Energy, Inc.
7.625% due 01/15/2018		2,500	2,338
7.875% due 05/15/2021		500	460
8.250% due 09/01/2020		2,250	2,138
NSG Holdings LLC
7.750% due 12/15/2025		1,581	1,541
Sprint Capital Corp.
6.900% due 05/01/2019		6,500	5,622
8.750% due 03/15/2032		2,250	1,966
Sprint Nextel Corp.
6.000% due 12/01/2016		2,000	1,730
8.375% due 08/15/2017		1,000	935
Telesat LLC
11.000% due 11/01/2015		1,140	1,226
12.500% due 11/01/2017		400	450
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,746	1,816
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		450	470
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,250	1,051
VimpelCom Holdings BV
7.504% due 03/01/2022		750	606
Virgin Media Finance PLC
9.500% due 08/15/2016		2,000	2,170

			50,884

Total Corporate Bonds & Notes (Cost $548,030)			522,725

MUNICIPAL BONDS & NOTES 0.0%
PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		400	28

Total Municipal Bonds & Notes (Cost $41)			28

MORTGAGE-BACKED SECURITIES 2.4%
American Home Mortgage Assets
0.425% due 05/25/2046		122	63
0.445% due 10/25/2046		111	56
1.162% due 11/25/2046		571	247
6.250% due 06/25/2037		306	141
Bear Stearns Alt-A Trust
2.542% due 01/25/2035		12	9
5.064% due 11/25/2036		1,234	696
Citigroup Mortgage Loan Trust, Inc.
2.547% due 07/25/2046		45	28
2.736% due 03/25/2034		15	13
Countrywide Alternative Loan Trust
0.415% due 05/25/2047		253	139
0.426% due 12/20/2046		327	164
0.440% due 03/20/2046		143	75
0.440% due 07/20/2046		113	43

0.460% due 05/20/2046	211	86
1.242% due 12/25/2035	216	126
5.314% due 10/25/2035	95	57
5.528% due 02/25/2037	113	72
Countrywide Home Loan Mortgage Pass-Through Trust
0.555% due 03/25/2035	107	54
5.391% due 05/20/2036	724	446
Downey Savings & Loan Association Mortgage Loan Trust
0.480% due 03/19/2045	35	22
First Horizon Alternative Mortgage Securities
2.245% due 09/25/2035	126	84
GSR Mortgage Loan Trust
2.645% due 04/25/2035	15	13
2.732% due 05/25/2035	2,648	1,857
5.750% due 03/25/2036	451	428
Harborview Mortgage Loan Trust
0.410% due 07/19/2046	119	65
0.430% due 09/19/2046	44	25
0.470% due 03/19/2036	987	577
1.092% due 12/19/2036	49	25
5.750% due 08/19/2036 (a)	92	51
Indymac IMSC Mortgage Loan Trust
6.000% due 07/25/2037	1,097	841
Indymac INDA Mortgage Loan Trust
5.358% due 03/25/2037	2,215	1,468
Indymac Index Mortgage Loan Trust
5.158% due 05/25/2036	3,988	3,000
Luminent Mortgage Trust
0.405% due 12/25/2036	61	34
0.415% due 12/25/2036	42	22
MASTR Adjustable Rate Mortgages Trust
0.445% due 04/25/2046	34	18
Residential Accredit Loans, Inc.
0.395% due 01/25/2037	2,117	1,209
1.950% due 02/25/2035	69	49
3.002% due 03/25/2035	53	35
5.500% due 02/25/2036 (a)	684	357
Residential Asset Securitization Trust
0.635% due 01/25/2046 (a)	477	202
Structured Asset Mortgage Investments, Inc.
0.455% due 09/25/2047	1,000	368
0.545% due 09/25/2045	112	64
Suntrust Alternative Loan Trust
0.585% due 04/25/2036	159	51
WaMu Mortgage Pass-Through Certificates
0.942% due 02/25/2047	117	66
0.942% due 03/25/2047	120	70
1.002% due 04/25/2047	62	41
1.062% due 12/25/2046	57	33
5.239% due 12/25/2036	712	489
5.585% due 02/25/2037	53	37
5.684% due 10/25/2036	414	309
5.837% due 09/25/2036	44	32
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.212% due 05/25/2046	49	24

Total Mortgage-Backed Securities (Cost $13,727)		14,481

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.285% due 12/25/2033	286	218
Credit-Based Asset Servicing & Securitization LLC
0.305% due 01/25/2037	108	23
GSAMP Trust
0.385% due 08/25/2036	100	33
Mid-State Trust
7.791% due 03/15/2038	26	25
Morgan Stanley ABS Capital
0.375% due 05/25/2037	100	33
Structured Asset Securities Corp.
0.535% due 06/25/2035	332	204

Total Asset-Backed Securities (Cost $597)		536

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (d)	67,167	38

Total Common Stocks (Cost $2,082)		38

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
ABN AMRO North America Capital Funding Trust I
1.427% due 12/31/2049	800	448
Ally Financial, Inc.
7.000% due 12/31/2049	1,750	1,172
GMAC Capital Trust I
8.125% due 02/15/2040	50,000	903

Total Preferred Securities (Cost $3,303)		2,523

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/03/2011	$1,365	1,365

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,397. Repurchase proceeds are $1,365.)
U.S. TREASURY BILLS 0.5%
0.019% due 11/10/2011 - 03/22/2012 (e)(g)	2,681	2,681

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 5.5%
	3,249,933	32,542

Total Short-Term Instruments (Cost $36,595)		36,588

Total Investments 99.5% (Cost $618,762)		$590,556
Other Assets and Liabilities (Net) 0.5%		3,035

Net Assets 100.0%		$593,591

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	When-issued security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Affiliated to the Portfolio.

(g)	Securities with an aggregate market value of $2,431 have been pledged as collateral as of September 30, 2011 for swap and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $5,519 at a weighted average interest rate of 0.483%. On September 30, 2011, there were no open reverse repurchase agreements.

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	FBF	5.000%	03/20/2014	3.777%	$1,000	$31	$(94)	$125
Ally Financial, Inc.	DUB	5.000%	03/20/2012	6.291%	200	(1)	(31)	30
Ally Financial, Inc.	MYC	6.560%	12/20/2012	7.431%	1,500	(11)	0	(11)
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	7.152%	200	(11)	(18)	7
Community Health Systems, Inc.	GST	5.000%	03/20/2014	6.581%	1,150	(38)	(105)	67
El Paso Corp.	FBF	5.000%	12/20/2014	2.062%	2,500	232	(75)	307
El Paso Corp.	GST	5.000%	09/20/2014	1.979%	3,000	266	(285)	551
GenOn Energy, Inc.	CBK	5.000%	09/20/2014	7.101%	1,100	(58)	(121)	63
GenOn Energy, Inc.	GST	5.000%	09/20/2014	7.101%	300	(16)	(56)	40
GenOn Energy, Inc.	MYC	5.000%	12/20/2014	7.309%	300	(19)	(30)	11
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	1.264%	550	56	(56)	112
HCA, Inc.	BOA	5.000%	03/20/2014	2.134%	1,000	68	(150)	218
NRG Energy, Inc.	GST	4.200%	09/20/2013	3.788%	100	1	0	1
Qwest Capital Funding, Inc.	CBK	3.350%	12/20/2012	1.413%	600	15	0	15
SLM Corp.	BOA	5.000%	09/20/2014	5.275%	800	(4)	(112)	108
SLM Corp.	BRC	5.000%	12/20/2013	4.809%	650	4	(71)	75
SLM Corp.	DUB	5.000%	06/20/2012	3.365%	500	7	(65)	72
SLM Corp.	DUB	5.000%	09/20/2014	5.275%	300	(2)	(34)	32

						$520	$(1,303)	$1,823

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	CBK	5.000%	12/20/2015	$5,000	$(310)	$(13)	$(297)
CDX.HY-15 5-Year Index	FBF	5.000%	12/20/2015	600	(37)	17	(54)
CDX.HY-15 5-Year Index	GST	5.000%	12/20/2015	1,000	(62)	28	(90)
CDX.HY-15 5-Year Index	MYC	5.000%	12/20/2015	24,300	(1,504)	699	(2,203)
CDX.HY-16 5-Year Index	BRC	5.000%	06/20/2016	4,750	(419)	83	(502)
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	500	(45)	1	(46)
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	2,250	(199)	11	(210)
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	9	0	9

					$(2,567)	$826	$(3,393)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MYC	BRL	34,100	$(648)	$(76)	$(572)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GLM		3,400	(61)	(24)	(37)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BRC		20,700	(116)	(25)	(91)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	BOA		1,800	106	12	94
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		1,800	106	12	94
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		2,200	130	8	122

							$(483)	$(93)	$(390)

(j)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$168	$171	0.03%

(k)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	30	11/2011	HUS	$0	$(3)	$(3)
Buy		30	11/2011	MSC	0	(3)	(3)
Buy	CNY	680	11/2011	BRC	1	0	1
Buy		4,093	11/2011	CBK	10	0	10
Buy		2,541	11/2011	JPM	2	0	2
Buy		5,573	02/2012	DUB	10	0	10
Sell	EUR	222	10/2011	BOA	19	0	19
Sell		432	10/2011	BRC	28	0	28
Buy		114	10/2011	CBK	0	(4)	(4)

Sell		794	10/2011	CBK	75	0	75
Sell		13,891	10/2011	FBL	787	0	787
Sell		519	10/2011	JPM	48	0	48
Sell		13,892	10/2011	MSC	749	0	749
Buy		442	10/2011	RYL	0	(36)	(36)
Sell	GBP	4,696	12/2011	CBK	203	0	203

					$1,932	$(46)	$1,886

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$9,977	$3,660	$13,637
Corporate Bonds & Notes
Banking & Finance	0	81,572	0	81,572
Industrials	4,800	383,597	1,873	390,270
Utilities	0	48,389	2,495	50,884
Municipal Bonds & Notes
Puerto Rico	0	28	0	28
Mortgage-Backed Securities	0	14,481	0	14,481
Asset-Backed Securities	0	536	0	536
Common Stocks
Consumer Discretionary	37	0	0	37
Energy	0	0	0	0
Preferred Securities
Banking & Finance	0	2,523	0	2,523
Short-Term Instruments
Repurchase Agreements	0	1,365	0	1,365
U.S. Treasury Bills	0	2,681	0	2,681
PIMCO Short-Term Floating NAV Portfolio	32,542	0	0	32,542
	$37,379	$545,149	$8,028	$590,556

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,843	0	1,843
Foreign Exchange Contracts	0	1,932	0	1,932
Interest Rate Contracts	0	310	0	310
	$0	$4,085	$0	$4,085

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(3,413)	0	(3,413)
Foreign Exchange Contracts	0	(46)	0	(46)
Interest Rate Contracts	0	(700)	0	(700)

	$0	$(4,159)	$0	$(4,159)

Totals	$37,379	$545,075	$8,028	$590,482

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (8)
Investments, at value
Bank Loan Obligations	$0	$3,663	$0	$0	$0	$(4)	$0	$0	$3,659	$(4)
Warrants
Energy	58	0	(61)	0	28	(25)	0	0	0	0
Utilities	50	0	(79)	0	(1,623)	1,652	0	0	0	0
Corporate Bonds & Notes
Industrials	2,772	0	(445)	11	(47)	(418)	0	0	1,873	(454)
Utilities	3,541	0	(955)	(4)	(7)	(80)	0	0	2,495	(95)

	$6,421	$3,663	$(1,540)	$7	$(1,649)	$1,125	$0	$0	$8,027	$(553)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.7%
American International Group, Inc.
8.250% due 08/15/2018	$200	$223
Goldman Sachs Group, Inc.
0.449% due 02/06/2012	700	699
U.S. Trade Funding Corp.
4.260% due 11/15/2014	273	283

		1,205

INDUSTRIALS 0.3%
Cal Dive I-Title XI, Inc.
4.930% due 02/01/2027	408	472

Total Corporate Bonds & Notes (Cost $1,621)		1,677

MUNICIPAL BONDS & NOTES 0.9%
CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	361

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	347

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	430

OHIO 0.1%
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	207

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	35

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	209

Total Municipal Bonds & Notes (Cost $1,381)		1,589

U.S. GOVERNMENT AGENCIES 20.9%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	1,700	1,161
0.295% due 07/25/2037	58	56
0.700% due 08/25/2021	9	9
0.850% due 08/25/2022	4	4
1.135% due 04/25/2032	13	13
1.150% due 04/25/2021	1	1
2.351% due 01/01/2033	13	14
4.250% due 05/25/2037	61	57
4.375% due 03/15/2013	4,300	4,550
4.500% due 08/25/2018 - 06/25/2019	271	293
5.000% due 04/25/2032 - 08/25/2033	310	354
5.375% due 04/11/2022	1,200	1,228
5.500% due 12/25/2035	110	130
6.000% due 01/25/2036	610	766
6.080% due 09/01/2028	64	86
6.500% due 07/25/2031	420	488
6.625% due 11/15/2030	800	1,196
Federal Farm Credit Bank
5.050% due 03/28/2019	400	486
5.150% due 03/25/2020	250	305
5.160% due 03/14/2022	2,400	2,907
Federal Home Loan Bank
5.500% due 07/15/2036	200	260
6.000% due 02/12/2021	50	64
6.125% due 06/08/2018	80	103
Federal Housing Administration
6.896% due 07/01/2020	229	227
Financing Corp.
0.000% due 09/26/2019	1,500	1,285
10.700% due 10/06/2017	650	985
Freddie Mac
0.000% due 03/15/2031	1,200	613
0.629% due 01/15/2033	34	34
0.950% due 02/15/2027	8	8
1.250% due 02/15/2021	12	12
1.451% due 10/25/2044	70	72
4.000% due 06/15/2032	335	354
5.400% due 03/17/2021	1,000	1,164
5.500% due 08/15/2030 - 02/15/2034	758	873
5.625% due 11/23/2035	600	672
6.750% due 03/15/2031	200	304
7.000% due 07/15/2023 - 12/01/2031	30	35
8.250% due 06/01/2016	350	437
Ginnie Mae
2.625% due 08/20/2030	8	8
5.500% due 01/20/2036	682	808
6.000% due 08/20/2033	1,622	1,914
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	1,885
5.500% due 04/26/2024	400	512
Overseas Private Investment Corp.
4.736% due 03/15/2022	322	329
Private Export Funding Corp.
5.000% due 12/15/2016	500	589
Residual Funding Corp. Principal Strip
0.000% due 10/15/2019 - 01/15/2021	3,300	2,808
Resolution Funding Corp. Interest Strip
0.000% due 01/15/2020 - 04/15/2029	4,100	2,647
Small Business Administration
5.240% due 08/01/2023	416	461
5.290% due 12/01/2027	396	439
Tennessee Valley Authority
0.000% due 05/01/2030	800	426
4.625% due 09/15/2060	400	489
4.875% due 01/15/2048	800	1,001
5.880% due 04/01/2036	500	693

Total U.S. Government Agencies (Cost $31,265)		36,615

U.S. TREASURY OBLIGATIONS 87.3%
U.S. Treasury Bonds
3.500% due 02/15/2039	12,800	14,278
3.750% due 08/15/2041 (e)	2,700	3,156
4.250% due 11/15/2040	7,850	9,958
4.375% due 11/15/2039 (e)	28,100	36,240
4.375% due 05/15/2041	200	259
5.250% due 11/15/2028	300	410
5.250% due 02/15/2029	200	274
5.375% due 02/15/2031	1,200	1,694
5.500% due 08/15/2028	19,900	27,879
6.125% due 11/15/2027	13,700	20,244
6.250% due 08/15/2023	4,970	7,099
8.000% due 11/15/2021	500	782
U.S. Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025	180	222
2.375% due 01/15/2027	336	421
2.500% due 01/15/2029	316	406
3.625% due 04/15/2028	1,676	2,415
3.875% due 04/15/2029	137	207
U.S. Treasury Notes
2.125% due 08/15/2021	1,700	1,733
4.250% due 08/15/2013	3,700	3,974
U.S. Treasury Strips
0.000% due 11/15/2024	450	323
0.000% due 11/15/2027	1,500	964
0.000% due 08/15/2028	1,150	721
0.000% due 11/15/2028	200	124
0.000% due 05/15/2030	8,900	5,251
0.000% due 05/15/2032	100	54
0.000% due 11/15/2032	3,300	1,741
0.000% due 02/15/2033	1,700	891
0.000% due 05/15/2033	1,400	727
0.000% due 11/15/2033	600	306
0.000% due 05/15/2034	1,600	800
0.000% due 05/15/2037	900	405
0.000% due 05/15/2039 (f)	7,400	3,195
0.000% due 11/15/2039	3,300	1,403
0.000% due 11/15/2040	8,400	3,460
0.000% due 02/15/2041	1,800	736

Total U.S. Treasury Obligations (Cost $144,290)		152,752

MORTGAGE-BACKED SECURITIES 4.6%
American Home Mortgage Investment Trust
2.162% due 09/25/2035	10	10
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	869
Bear Stearns Adjustable Rate Mortgage Trust
2.651% due 04/25/2033	34	31
2.710% due 03/25/2035	252	235
2.727% due 10/25/2035	500	471
2.730% due 04/25/2033	153	134
2.846% due 02/25/2034	43	38
2.866% due 01/25/2034	26	24
Citigroup Mortgage Loan Trust, Inc.
2.660% due 10/25/2035	537	424
Countrywide Alternative Loan Trust
0.445% due 05/25/2035	103	58
5.500% due 10/25/2033	1,551	1,567
Countrywide Home Loan Mortgage Pass-Through Trust
0.555% due 03/25/2035	192	97
0.575% due 06/25/2035	1,302	1,131
Credit Suisse First Boston Mortgage Securities Corp.
2.440% due 07/25/2033	41	36
2.507% due 11/25/2032	10	9
First Horizon Asset Securities, Inc.
2.565% due 12/25/2033	44	40
First Republic Mortgage Loan Trust
0.579% due 11/15/2031	150	139
GMAC Mortgage Corp. Loan Trust
2.959% due 06/25/2034	55	45

GS Mortgage Securities Corp.
1.142% due 03/06/2020	142	141
Harborview Mortgage Loan Trust
0.360% due 04/19/2038	103	63
0.450% due 05/19/2035	81	50
2.777% due 07/19/2035	90	69
Impac CMB Trust
4.991% due 09/25/2034	385	376
JPMorgan Mortgage Trust
2.860% due 07/25/2035	432	408
MASTR Asset Securitization Trust
5.500% due 09/25/2033	146	152
Residential Accredit Loans, Inc.
0.635% due 01/25/2033	12	12
0.635% due 03/25/2033	37	33
6.000% due 06/25/2036	154	93
Residential Funding Mortgage Securities
6.500% due 03/25/2032	17	18
Sequoia Mortgage Trust
0.580% due 07/20/2033	189	159
Structured Adjustable Rate Mortgage Loan Trust
0.455% due 05/25/2037	215	116
Structured Asset Mortgage Investments, Inc.
0.890% due 09/19/2032	173	144
1.070% due 10/19/2033	52	39
Wachovia Bank Commercial Mortgage Trust
0.319% due 09/15/2021	41	40
5.572% due 10/15/2048	300	320
WaMu Mortgage Pass-Through Certificates
0.465% due 04/25/2045	69	54
1.242% due 08/25/2046	474	300
1.642% due 08/25/2042	5	4
2.838% due 10/25/2046	133	93
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.246% due 05/25/2033	8	7
2.262% due 02/25/2033	3	2
2.320% due 02/25/2033	3	2

Total Mortgage-Backed Securities (Cost $8,853)		8,054

ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities Trust
1.235% due 11/25/2042	100	85
L.A. Arena Funding LLC
7.656% due 12/15/2026	69	71
Renaissance Home Equity Loan Trust
0.675% due 08/25/2033	9	7
0.735% due 12/25/2033	43	35
SLM Student Loan Trust
0.363% due 04/25/2017	21	21
1.753% due 04/25/2023	1,083	1,114
Specialty Underwriting & Residential Finance
0.915% due 01/25/2034	12	9
Structured Asset Securities Corp.
0.815% due 01/25/2033	15	13

Total Asset-Backed Securities (Cost $1,360)		1,355

SHORT-TERM INSTRUMENTS 47.4%
REPURCHASE AGREEMENTS 5.5%
Citigroup Global Markets, Inc.
0.100% due 10/03/2011	8,900	8,900
(Dated 09/30/2011. Collateralized by Fannie Mae 5.250% due 08/01/2012 valued at $9,098. Repurchase proceeds are $8,900.)
State Street Bank and Trust Co.
0.010% due 10/03/2011	671	671
(Dated 09/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 12/29/2011 valued at $685. Repurchase proceeds are $671.)

		9,571

U.S. TREASURY BILLS 1.4%
0.019% due 03/08/2012 - 03/29/2012 (a)(d)	2,500	2,499

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 40.5%
	7,072,372	70,816

Total Short-Term Instruments (Cost $82,887)		82,886

PURCHASED OPTIONS (g) 0.0%
(Cost $5)		1

Total Investments 162.9% (Cost $271,662)		$284,929
Written Options (h) (0.1%) (Premiums $183)		(109)
Other Assets and Liabilities (Net) (62.8%)		(109,905)

Net Assets 100.0%		$174,915

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $1,780 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.

(e)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $7,025 at a weighted average interest rate of 0.104%. On September 30, 2011, securities valued at $9,056 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $281 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	18	$11
90-Day Eurodollar June Futures	Long	06/2013	56	36
90-Day Eurodollar March Futures	Long	03/2012	99	80

				$127

(g)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put-OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$2,000	$5	$1

(h)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call-CME 90-Day Eurodollar June Futures	$99.500	06/18/2012	12	$6	$(4)
Put-CME 90-Day Eurodollar June Futures	99.500	06/18/2012	12	3	(6)
Call-CME 90-Day Eurodollar June Futures	99.625	06/18/2012	36	11	(5)
Put-CME 90-Day Eurodollar June Futures	99.625	06/18/2012	76	25	(52)

				$45	$(67)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put -OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$19,100	$76	$(31)
Put -OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	2,000	12	(2)
Put -OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	2,500	28	0

							$116	$(33)

Inflation-Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor -OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2400	$22	$(9)

(i) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,205	$0	$1,205
Industrials	0	472	0	472
Municipal Bonds & Notes
Connecticut	0	361	0	361
Iowa	0	347	0	347
New York	0	430	0	430
Ohio	0	207	0	207
Puerto Rico	0	35	0	35
Washington	0	209	0	209
U.S. Government Agencies	0	36,388	227	36,615
U.S. Treasury Obligations	0	152,752	0	152,752
Mortgage-Backed Securities	0	8,054	0	8,054
Asset-Backed Securities	0	1,355	0	1,355
Short-Term Instruments
Repurchase Agreements	0	9,571	0	9,571
U.S. Treasury Bills	0	2,499	0	2,499
PIMCO Short-Term Floating NAV Portfolio	70,816	0	0	70,816
Purchased Options
Interest Rate Contracts	0	1	0	1
	$70,816	$213,886	$227	$284,929
Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$127	$0	$0	$127
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$(100)	$(9)	$(109)

Totals	$70,943	$213,786	$218	$284,947

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
U.S. Government Agencies	$331	$0	$(104)	$0	$0	$0	$0	$0	$227	$1

Financial Derivative Instruments (7) -Liabilities
Interest Rate Contracts	$(24)	$0	$0	$0	$0	$15	$0	$0	$(9)	$15

Totals	$307	$0	$(104)	$0	$0	$15	$0	$0	$218	$16

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Charter Communications, Inc.
3.500% due 09/06/2016		$599	$581
HCA, Inc.
2.619% due 11/18/2013		2,200	2,139

Total Bank Loan Obligations (Cost $2,764)			2,720

CORPORATE BONDS & NOTES 33.7%
BANKING & FINANCE 21.6%
Ally Financial, Inc.
3.478% due 02/11/2014		1,000	920
3.751% due 06/20/2014		1,200	1,097
4.500% due 02/11/2014		1,200	1,101
6.000% due 12/15/2011		4,400	4,428
6.000% due 05/23/2012		500	501
7.000% due 02/01/2012		1,000	1,009
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		3,500	3,518
American International Group, Inc.
4.250% due 05/15/2013		5,400	5,393
ANZ National International Ltd.
6.200% due 07/19/2013		1,000	1,068
Australia & New Zealand Banking Group Ltd.
1.119% due 05/08/2013		4,200	4,215
Banco Bradesco S.A.
2.390% due 05/16/2014		7,100	6,902
Banco do Brasil S.A.
4.500% due 01/22/2015		800	825
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,608
Banco Santander Chile
1.501% due 04/20/2012		2,300	2,302
2.875% due 11/13/2012		4,500	4,505
3.750% due 09/22/2015		2,900	2,904
Bank of America Corp.
7.375% due 05/15/2014		1,500	1,548
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		2,200	2,342
Banque PSA Finance S.A.
2.146% due 04/04/2014		2,500	2,359
Bear Stearns Cos. LLC
0.444% due 02/01/2012		2,500	2,500
BNP Paribas S.A.
0.646% due 04/08/2013		5,200	4,992
BPCE S.A.
2.375% due 10/04/2013		400	389
BRFkredit A/S
0.499% due 04/15/2013		4,200	4,203
CIT Group, Inc.
7.000% due 05/01/2014		390	399
Citigroup, Inc.
1.136% due 02/15/2013		2,500	2,466
1.696% due 01/13/2014		2,600	2,532
5.500% due 04/11/2013		7,100	7,311
5.625% due 08/27/2012		2,800	2,852
Commonwealth Bank of Australia
0.666% due 07/12/2013		13,100	13,100
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
4.200% due 05/13/2014		2,000	2,125
Credit Agricole S.A.
1.702% due 01/21/2014		5,200	4,895
DanFin Funding Ltd.
0.950% due 07/16/2013		9,700	9,701
Deutsche Bank Capital Funding Trust I
3.339% due 12/29/2049		14,600	10,950
Dexia Credit Local
0.731% due 03/05/2013		9,100	9,080
Dexia Credit Local S.A.
0.733% due 04/29/2014		4,200	3,958
FIH Erhvervsbank A/S
0.708% due 06/13/2013		15,700	15,697
First Horizon National Corp.
5.375% due 12/15/2015		1,400	1,419
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		300	299
7.000% due 10/01/2013		50	53
7.000% due 04/15/2015		1,100	1,158
7.800% due 06/01/2012		300	308
8.000% due 06/01/2014		100	106
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	400	541
General Electric Capital Corp.
1.096% due 01/07/2014		$1,000	988
Golden West Financial Corp.
4.750% due 10/01/2012		600	618
Goldman Sachs Group, Inc.
1.905% due 02/04/2013	EUR	300	384
1.962% due 01/30/2017		7,900	8,785
5.250% due 07/27/2021		$6,100	6,038
6.125% due 02/14/2017	GBP	200	320
HCP, Inc.
6.450% due 06/25/2012		$13,675	14,074
HSBC Finance Corp.
1.804% due 04/05/2013	EUR	6,600	8,604
Industrial Bank of Korea
3.750% due 09/29/2016		$2,200	2,175
ING Bank NV
1.397% due 03/15/2013		6,000	5,962
1.737% due 06/09/2014		1,500	1,476
3.900% due 03/19/2014		1,100	1,179
International Lease Finance Corp.
6.500% due 09/01/2014		11,200	11,256
6.625% due 11/15/2013		1,805	1,760
Intesa Sanpaolo SpA
2.708% due 02/24/2014		2,300	2,073
JPMorgan Chase & Co.
1.097% due 05/02/2014		24,900	24,541
3.150% due 07/05/2016		3,000	2,986
4.650% due 06/01/2014		1,000	1,060
KeyBank N.A.
1.660% due 11/21/2011	EUR	1,500	2,014
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016		1,200	1,628
3.875% due 01/21/2019		2,700	4,008
4.375% due 07/04/2018		2,300	3,499
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$1,700	416
Lloyds TSB Bank PLC
2.603% due 01/24/2014		3,400	3,312
12.000% due 12/29/2049		6,000	5,512
Merrill Lynch & Co., Inc.
5.571% due 10/04/2012		7,800	7,999
6.500% due 07/15/2018		100	93
6.875% due 11/15/2018		100	100
MetLife Institutional Funding II
1.146% due 04/04/2014		9,500	9,495
Metropolitan Life Global Funding I
0.597% due 03/15/2012		425	425
Morgan Stanley
2.786% due 05/14/2013		11,000	10,642
National Australia Bank Ltd.
0.966% due 04/11/2014		9,000	8,978
Nationwide Building Society
1.757% due 12/22/2016	EUR	13,900	17,793
2.500% due 08/17/2012		$1,200	1,220
PNC Preferred Funding Trust I
6.517% due 03/29/2049		1,100	858
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,450
5.000% due 07/21/2020		5,000	5,362
Regions Financial Corp.
6.375% due 05/15/2012		15,515	15,825
Royal Bank of Scotland Group PLC
0.529% due 10/14/2016		400	285
7.640% due 03/29/2049		4,500	2,182
SLM Corp.
1.858% due 06/17/2013	EUR	1,100	1,403
3.125% due 09/17/2012		3,200	4,226
6.250% due 01/25/2016		$9,000	8,847
SunTrust Bank
1.645% due 12/20/2011	EUR	1,400	1,880
UBS AG
1.253% due 01/28/2014		$1,000	988
1.403% due 02/23/2012		1,300	1,304
Wachovia Corp.
5.060% due 05/25/2012	AUD	5,200	4,992
Waha Aerospace BV
3.925% due 07/28/2020		$5,040	5,191
Wells Fargo & Co.
7.980% due 03/29/2049		3,500	3,622
Westpac Banking Corp.
2.250% due 11/19/2012		6,900	6,994

			389,401

INDUSTRIALS 8.0%
Anheuser-Busch InBev Worldwide, Inc.
0.802% due 01/27/2014		6,400	6,453
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,364
Caterpillar, Inc.
0.468% due 05/21/2013		6,000	6,008
Chesapeake Energy Corp.
7.625% due 07/15/2013		1,000	1,052
9.500% due 02/15/2015		300	340
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,705
Cox Communications, Inc.
4.625% due 06/01/2013		1,675	1,762
7.125% due 10/01/2012		8,000	8,476
Daimler Finance North America LLC
1.543% due 09/13/2013		1,600	1,601
7.300% due 01/15/2012		7,300	7,427
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,371
Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,376
EOG Resources, Inc.
1.007% due 02/03/2014		6,600	6,659
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,800
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,631
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		200	212
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,776
Hewlett-Packard Co.
0.588% due 05/24/2013		3,800	3,759

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,317
Kraft Foods, Inc.
2.625% due 05/08/2013		8,100	8,272
5.625% due 11/01/2011		644	646
6.250% due 06/01/2012		1,096	1,135
MeadWestvaco Corp.
6.850% due 04/01/2012		1,600	1,616
Noble Group Ltd.
6.750% due 01/29/2020		5,000	4,425
Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,452
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	165
Reynolds American, Inc.
7.250% due 06/01/2012		$2,300	2,391
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012		5,000	5,160
Shell International Finance BV
3.100% due 06/28/2015		5,500	5,847
Time Warner Cable, Inc.
5.400% due 07/02/2012		10,073	10,399
6.200% due 07/01/2013		3,000	3,242
Time Warner, Inc.
3.150% due 07/15/2015		2,200	2,279
Volkswagen International Finance NV
0.824% due 10/01/2012		5,500	5,512
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	511
Wyeth
5.500% due 03/15/2013		4,000	4,277

			144,418

UTILITIES 4.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	5,095
BP Capital Markets PLC
2.750% due 02/27/2012		4,900	4,944
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	791
Commonwealth Edison Co.
5.400% due 12/15/2011		10,000	10,089
Dominion Resources, Inc.
5.000% due 03/15/2013		3,000	3,173
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,850	6,532
10.500% due 03/25/2014		3,800	4,240
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		3,200	3,330
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		4,000	4,262
NGPL PipeCo LLC
6.514% due 12/15/2012		4,000	4,165
NRG Energy, Inc.
8.250% due 09/01/2020		1,900	1,805
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,313
Qwest Corp.
3.597% due 06/15/2013		8,800	8,866
8.875% due 03/15/2012		11,000	11,399
Vodafone Group PLC
5.350% due 02/27/2012		3,054	3,109

			74,113

Total Corporate Bonds & Notes (Cost $619,244)			607,932

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
Transocean, Inc.
1.500% due 12/15/2037		11,000	10,904

Total Convertible Bonds & Notes (Cost $10,226)			10,904

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012		5,800	5,827

NEW JERSEY 0.2%
New Jersey State Economic Development Authority
Revenue Notes, (BABs), Series 2010
1.347% due 06/15/2013		3,300	3,313

Total Municipal Bonds & Notes (Cost $9,100)			9,140

U.S. GOVERNMENT AGENCIES 23.5%
Fannie Mae
0.295% due 12/25/2036 - 07/25/2037		1,291	1,253
0.545% due 04/25/2037		917	915
0.585% due 07/25/2037 - 03/25/2044		5,126	5,122
0.635% due 05/25/2031 - 11/25/2032		907	907
0.750% due 12/25/2022		135	136
0.975% due 03/25/2040		7,770	7,869
0.985% due 01/25/2040		13,765	13,946
1.050% due 04/25/2023		150	152
1.100% due 02/25/2023		8	8
1.150% due 05/25/2022 - 06/17/2027		83	84
1.452% due 07/01/2042 - 06/01/2043		590	592
1.502% due 09/01/2041		371	376
1.652% due 09/01/2040		3	3
2.164% due 11/01/2035		108	112
2.388% due 09/01/2035		537	564
2.477% due 07/01/2035		163	171
4.000% due 03/01/2023 - 10/01/2041		96,254	101,145
4.500% due 08/01/2014 - 10/01/2041		52,195	55,555
4.542% due 12/01/2036		42	45
4.738% due 09/01/2034		34	36
5.000% due 04/25/2033 - 10/01/2041		139,625	150,216
5.500% due 07/01/2028 - 02/01/2040		9,871	10,787
6.000% due 03/01/2017 - 10/01/2041		42,381	46,550
6.322% due 12/25/2042		13	16
6.500% due 04/01/2036 - 11/01/2036		655	731
FDIC Structured Sale Guaranteed Notes
0.721% due 11/29/2037		9,630	9,572
2.980% due 12/06/2020		4,786	4,975
Federal Housing Administration
7.430% due 10/01/2020		6	6
Freddie Mac
0.275% due 12/25/2036		1,755	1,745
0.379% due 07/15/2019 - 08/15/2019		2,955	2,950
0.495% due 08/25/2031		221	215
0.529% due 05/15/2036		663	664
0.579% due 12/15/2030		75	76
0.629% due 06/15/2018		64	64
1.452% due 02/25/2045		459	442
2.505% due 07/01/2035		327	345
5.500% due 12/01/2022 - 07/01/2038		3,108	3,375
6.000% due 09/01/2016 - 10/01/2041		1,040	1,140
6.500% due 07/25/2043		97	113
Small Business Administration
5.600% due 09/01/2028		743	838

Total U.S. Government Agencies (Cost $421,292)			423,811

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (e)(g)		73,291	75,713
0.625% due 07/15/2021		6,015	6,285
2.500% due 07/15/2016		3,468	3,985
U.S. Treasury Notes
0.125% due 09/30/2013		20,900	20,853
1.375% due 09/30/2018		4,300	4,285
2.625% due 08/15/2020		3,200	3,432
2.625% due 11/15/2020		5,500	5,891
3.375% due 11/15/2019		1,100	1,249
3.500% due 05/15/2020		5,000	5,734

Total U.S. Treasury Obligations (Cost $127,715)			127,427

MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
2.871% due 09/25/2035		1,544	1,091
American Home Mortgage Investment Trust
2.218% due 02/25/2045		267	214
2.258% due 10/25/2034		613	520
Arkle Master Issuer PLC
0.382% due 02/17/2052		15,100	15,079
Banc of America Funding Corp.
0.515% due 07/25/2037		2,022	1,319
5.747% due 01/20/2047		955	643
Banc of America Large Loan, Inc.
1.979% due 11/15/2015		773	690
Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2034		1,749	1,556
2.878% due 05/25/2033		860	798
6.500% due 10/25/2031		18	18
BCRR Trust
4.230% due 12/22/2035		4,765	4,804
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 08/25/2035		3,580	3,302
2.730% due 04/25/2033		9	8
2.731% due 03/25/2035		3,793	3,592
2.733% due 08/25/2035		615	425
2.767% due 02/25/2033		2	2
2.803% due 07/25/2034		628	455
2.866% due 01/25/2034		43	41
4.827% due 01/25/2035		389	318
5.557% due 04/25/2033		15	14
Bear Stearns Alt-A Trust
0.395% due 02/25/2034		735	540
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	415
5.471% due 01/12/2045		1,200	1,324

Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036		1,449	869
4.719% due 12/26/2046		800	489
Citigroup Mortgage Loan Trust, Inc.
2.660% due 12/25/2035		346	299
2.701% due 08/25/2035		1,541	736
Commercial Mortgage Pass-Through Certificates
0.319% due 06/15/2022		266	255
5.306% due 12/10/2046		3,600	3,795
Countrywide Alternative Loan Trust
0.415% due 05/25/2047		823	450
6.000% due 10/25/2033		27	26
Countrywide Home Loan Mortgage Pass-Through Trust
2.528% due 02/20/2036		733	488
2.774% due 02/20/2035		1,942	1,512
3.033% due 11/25/2034		1,140	864
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		2	2
Credit Suisse Mortgage Capital Certificates
0.299% due 02/15/2022		3,949	3,792
5.824% due 03/15/2039		400	420
CW Capital Cobalt Ltd.
5.334% due 04/15/2047		1,937	1,962
First Horizon Alternative Mortgage Securities
2.201% due 09/25/2034		2,233	1,895
First Horizon Asset Securities, Inc.
2.746% due 08/25/2035		624	498
GMAC Mortgage Corp. Loan Trust
2.879% due 11/19/2035		356	308
Gracechurch Mortgage Financing PLC
0.378% due 11/20/2056		10,133	10,069
Granite Master Issuer PLC
0.330% due 12/20/2054		1,035	982
0.370% due 12/20/2054		6,660	6,317
0.838% due 12/20/2054	GBP	1,080	1,576
Granite Mortgages PLC
1.210% due 01/20/2044		178	264
1.305% due 09/20/2044		1,251	1,859
1.988% due 01/20/2044	EUR	205	261
Greenpoint Mortgage Funding Trust
0.315% due 10/25/2046		$135	124
0.315% due 01/25/2047 (a)		135	127
Greenpoint Mortgage Pass-Through Certificates
2.810% due 10/25/2033		2,170	1,753
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	211
5.444% due 03/10/2039		1,900	1,979
GS Mortgage Securities Corp.
1.142% due 03/06/2020		1,704	1,693
GSR Mortgage Loan Trust
2.738% due 09/25/2035		1,622	1,499
Harborview Mortgage Loan Trust
0.450% due 05/19/2035		182	112
2.765% due 07/19/2035		988	667
Holmes Master Issuer PLC
2.955% due 10/15/2054	EUR	1,200	1,608
Impac CMB Trust
1.235% due 07/25/2033		$294	268
Indymac Index Mortgage Loan Trust
2.662% due 12/25/2034		486	338
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		600	625
5.882% due 02/15/2051		1,300	1,388
JPMorgan Mortgage Trust
5.018% due 02/25/2035		389	371
5.750% due 01/25/2036		78	74
MASTR Asset Securitization Trust
5.500% due 09/25/2033		27	28
Mellon Residential Funding Corp.
0.709% due 06/15/2030		225	209
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036		557	373
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,783
MLCC Mortgage Investors, Inc.
0.485% due 11/25/2035		427	322
1.222% due 10/25/2035		253	206
1.947% due 01/25/2029		34	32
2.420% due 10/25/2035		1,059	883
Morgan Stanley Capital
0.290% due 10/15/2020		809	805
5.809% due 12/12/2049		300	324
Morgan Stanley Re-REMIC Trust
5.984% due 08/12/2045		700	767
Opera Finance PLC
1.063% due 04/25/2017	GBP	1,017	1,399
Prime Mortgage Trust
0.635% due 02/25/2019		$3	3
0.635% due 02/25/2034		23	22
Residential Funding Mortgage Securities
3.033% due 09/25/2035		1,485	948
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		72	75
Structured Adjustable Rate Mortgage Loan Trust
1.652% due 01/25/2035		408	247
2.488% due 02/25/2034		564	507
2.502% due 08/25/2034		780	690
2.540% due 08/25/2035		434	320
Structured Asset Mortgage Investments, Inc.
0.515% due 02/25/2036		254	133
0.890% due 09/19/2032		8	7
Structured Asset Securities Corp.
2.655% due 10/25/2035		470	373
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046		519	517
UBS Commercial Mortgage Trust
1.129% due 07/15/2024		2,025	1,889
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020		1,793	1,574
0.319% due 09/15/2021		4,959	4,786
WaMu Mortgage Pass-Through Certificates
0.505% due 12/25/2045		217	174
0.525% due 10/25/2045		3,476	2,687
0.972% due 01/25/2047		518	302
1.442% due 11/25/2042		90	74
1.448% due 05/25/2041		45	39
1.642% due 06/25/2042		54	41
1.642% due 08/25/2042		224	187
2.600% due 02/27/2034		39	37
Wells Fargo Mortgage-Backed Securities Trust
2.724% due 10/25/2035		1,466	1,291
2.731% due 03/25/2036		784	646
4.795% due 01/25/2035		1,020	944
4.875% due 09/25/2035		938	902
4.930% due 12/25/2034		710	647

Total Mortgage-Backed Securities (Cost $125,112)			118,186

ASSET-BACKED SECURITIES 2.7%
ACE Securities Corp.
0.295% due 10/25/2036		138	38
AMMC CDO
0.586% due 08/08/2017		3,450	3,304
Amortizing Residential Collateral Trust
0.815% due 07/25/2032		13	11
Asset-Backed Securities Corp. Home Equity
0.510% due 09/25/2034		286	249
1.879% due 03/15/2032		189	136
Atrium CDO Corp.
0.682% due 06/27/2015		3,961	3,792
Babson CLO Ltd.
0.606% due 11/15/2016		2,073	2,011
Bear Stearns Asset-Backed Securities Trust
1.235% due 10/25/2037		3,309	1,988
Countrywide Asset-Backed Certificates
0.495% due 05/25/2036		2,039	1,713
0.715% due 12/25/2031		41	20
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 01/25/2032		9	7
Dryden Leveraged Loan CDO
0.548% due 05/22/2017		2,965	2,818
0.895% due 12/22/2015		1,142	1,126
Equity One ABS, Inc.
0.795% due 11/25/2032		12	10
First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/2036		4	4
GE-WMC Mortgage Securities LLC
0.275% due 08/25/2036		18	6
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.494% due 08/07/2021		8,500	8,038
HSBC Home Equity Loan Trust
0.520% due 01/20/2034		1,554	1,333
Landmark CDO Ltd.
0.719% due 01/15/2016		756	737
Long Beach Mortgage Loan Trust
0.795% due 10/25/2034		34	25
Nationstar Home Equity Loan Trust
0.355% due 04/25/2037		281	277
Panhandle-Plains Higher Education Authority, Inc.
1.376% due 10/01/2035		2,670	2,671
SLM Student Loan Trust
1.688% due 10/25/2023	EUR	5,500	6,894
1.879% due 12/15/2017		$2,891	2,901
3.500% due 08/17/2043		3,488	3,467
4.500% due 11/16/2043		1,126	1,078
6.229% due 07/15/2042		2,066	1,937
South Carolina Student Loan Corp.
1.076% due 03/02/2020		2,000	1,988
Structured Asset Investment Loan Trust
0.595% due 10/25/2035		839	586

Total Asset-Backed Securities (Cost $51,656)			49,165

SOVEREIGN ISSUES 4.7%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2012	BRL	455	241
10.000% due 01/01/2013		128	68
10.000% due 01/01/2014		128	67
10.000% due 01/01/2017		4,500	2,249
Canada Government Bond
2.000% due 06/01/2016	CAD	11,000	10,811
2.750% due 09/01/2016		800	813
3.000% due 12/01/2015		15,100	15,420
3.250% due 06/01/2021		300	314
3.750% due 06/01/2019		400	433

Canada Housing Trust No. 1
2.450% due 12/15/2015		22,000	21,758
2.750% due 09/15/2014		2,900	2,887
3.800% due 06/15/2021		200	209
Hydro Quebec
2.000% due 06/30/2016		$12,800	13,087
Korea Development Bank
3.250% due 03/09/2016		5,300	5,139
8.000% due 01/23/2014		1,700	1,890
Korea Government International Bond
4.875% due 09/22/2014		600	639
5.125% due 12/07/2016		500	543
5.750% due 04/16/2014		500	540
Province of Ontario Canada
4.000% due 06/02/2021	CAD	500	513
4.200% due 06/02/2020		100	104
Province of Quebec Canada
4.500% due 12/01/2017		600	643
4.500% due 12/01/2018		200	214
Societe Financement de l’Economie Francaise
0.450% due 07/16/2012		$1,000	1,003
2.125% due 05/20/2012	EUR	700	944
Spain Government Bond
4.650% due 07/30/2025		1,600	1,951
4.900% due 07/30/2040		1,700	1,944

Total Sovereign Issues (Cost $86,388)			84,424

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Bank of America Corp.
7.250% due 12/31/2049		1,339	1,025
Wells Fargo & Co.
7.500% due 12/31/2049		7,463	7,710

			8,735

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	2

Total Convertible Preferred Securities (Cost $7,123)			8,737

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
DG Funding Trust
0.837% due 12/31/2049		420	3,164
Farm Credit Bank
10.000% due 12/31/2049		1,900	2,199

Total Preferred Securities (Cost $6,419)			5,363

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 33.7%
CERTIFICATES OF DEPOSIT 1.7%
Banco Bradesco S.A.
1.955% due 01/24/2013		$1,200	1,210
Banco do Brasil S.A.
0.000% due 02/15/2012		7,900	7,853
Bank of Nova Scotia
0.550% due 10/18/2012		4,600	4,619
Intesa Sanpaolo SpA
2.375% due 12/21/2012		7,200	6,999
Itau Unibanco Holding S.A.
0.000% due 12/12/2011		3,300	3,292
0.000% due 02/06/2012		6,000	5,971

			29,944

COMMERCIAL PAPER 0.8%
Erste Abwicklungsanstalt
0.315% due 11/28/2011		8,900	8,896
Vodafone Group PLC
0.880% due 01/19/2012		4,800	4,793

			13,689

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011		1,338	1,338

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $1,369. Repurchase proceeds are $1,338.)
SHORT-TERM NOTES 0.8%
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	3,000	2,293
Pacific Gas & Electric Co.
0.826% due 10/11/2011		$12,500	12,500

			14,793

MEXICO TREASURY BILLS 0.1%
4.177% due 11/03/2011	MXN	23,600	1,696

U.S. TREASURY BILLS 0.1%
0.016% due 02/09/2012 - 03/22/2012 (b)(e)		$2,420	2,420

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 30.1%
		54,225,124	542,956

Total Short-Term Instruments (Cost $607,588)			606,836

Total Investments 114.1% (Cost $2,074,627)			$2,054,645
Written Options (i) (0.0%) (Premiums $3,893)			(763)
Other Assets and Liabilities (Net) (14.1%)			(252,618)

Net Assets 100.0%			$1,801,264

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $12,719 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $10,096 at a weighted average interest rate of 0.037%. On September 30, 2011, securities valued at $4,417 were pledged as collateral for reverse repurchase agreements.

(g)	Securities with an aggregate market value of $5,542 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	106	$(4)
90-Day Eurodollar December Futures	Long	12/2012	524	468
90-Day Eurodollar December Futures	Long	12/2013	38	85
90-Day Eurodollar June Futures	Long	06/2012	1,403	700
90-Day Eurodollar June Futures	Long	06/2013	478	620
90-Day Eurodollar June Futures	Long	06/2014	9	26
90-Day Eurodollar March Futures	Long	03/2012	471	324
90-Day Eurodollar March Futures	Long	03/2013	3,279	66
90-Day Eurodollar March Futures	Long	03/2014	38	99
90-Day Eurodollar September Futures	Long	09/2012	770	504
90-Day Eurodollar September Futures	Long	09/2013	139	189
U.S. Treasury 10-Year Note December Futures	Long	12/2011	531	275

				$3,352

(h)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BRC	1.000%	12/20/2011	4.528%		$300	$(3)	$(1)	$(2)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	2.372%		1,100	(61)	(14)	(47)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.786%		5,100	(151)	(39)	(112)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.786%		1,000	(30)	(16)	(14)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.931%		27,000	(1,112)	(52)	(1,060)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.786%		1,000	(30)	(10)	(20)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.880%		1,300	(48)	(6)	(42)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.786%		400	(12)	(4)	(8)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.786%		500	(15)	(5)	(10)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	5.304%	EUR	4,500	(543)	150	(693)
Credit Agricole S.A.	FBF	3.000%	06/20/2016	5.304%		3,400	(410)	106	(516)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.111%		$2,600	(11)	1	(12)
Export-Import Bank of China	DUB	1.000%	12/20/2016	3.068%		2,300	(218)	(186)	(32)
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	2.600%		1,000	(75)	(64)	(11)
France Government Bond	CBK	0.250%	12/20/2015	1.713%		500	(29)	(13)	(16)
France Government Bond	CBK	0.250%	09/20/2016	1.825%		2,100	(153)	(121)	(32)
France Government Bond	DUB	0.250%	09/20/2016	1.825%		400	(29)	(25)	(4)
France Government Bond	HUS	0.250%	09/20/2016	1.825%		5,100	(371)	(195)	(176)
France Government Bond	JPM	0.250%	09/20/2016	1.825%		3,300	(240)	(209)	(31)
France Government Bond	MYC	0.250%	09/20/2016	1.825%		8,400	(611)	(294)	(317)
France Government Bond	UAG	0.250%	09/20/2016	1.825%		2,800	(204)	(176)	(28)
Gazprom Via Gaz Capital S.A.	MYC	0.860%	11/20/2011	2.276%		2,600	3	0	3
General Electric Capital Corp.	BPS	1.250%	03/20/2013	2.673%		700	(14)	0	(14)
General Electric Capital Corp.	CBK	4.000%	12/20/2013	2.882%		2,200	56	0	56
General Electric Capital Corp.	CBK	4.325%	12/20/2013	2.882%		1,600	52	0	52
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.882%		2,400	73	0	73
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.882%		1,900	85	0	85
General Electric Capital Corp.	DUB	1.000%	03/20/2016	3.026%		100	(8)	(6)	(2)
General Electric Capital Corp.	MYC	1.000%	06/20/2016	3.046%		200	(17)	(1)	(16)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.312%		1,400	(17)	24	(41)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.354%		5,900	(87)	82	(169)
Japan Government International Bond	BRC	1.000%	06/20/2015	1.247%		2,400	(21)	37	(58)
Japan Government International Bond	BRC	1.000%	12/20/2015	1.312%		1,400	(17)	25	(42)
Japan Government International Bond	BRC	1.000%	03/20/2016	1.354%		4,400	(65)	59	(124)
Japan Government International Bond	DUB	1.000%	09/20/2015	1.282%		9,000	(94)	149	(243)
Japan Government International Bond	GST	1.000%	03/20/2015	1.208%		3,700	(24)	36	(60)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.354%		1,200	(18)	10	(28)
Japan Government International Bond	MYC	1.000%	12/20/2015	1.312%		1,500	(18)	26	(44)
Japan Government International Bond	UAG	1.000%	12/20/2015	1.312%		1,400	(18)	22	(40)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.786%		5,100	(151)	(39)	(112)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.880%		3,400	(126)	(19)	(107)
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.928%		7,900	(325)	19	(344)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%		1,900	(2)	(17)	15
Republic of Germany Government Bond	CBK	0.250%	09/20/2016	1.104%		13,300	(538)	(287)	(251)
Republic of Germany Government Bond	MYC	0.250%	09/20/2016	1.104%		16,400	(664)	(473)	(191)
Republic of Italy Government Bond	BPS	1.000%	06/20/2016	4.686%		6,200	(898)	(129)	(769)
Spain Government International Bond	BOA	1.000%	03/20/2016	3.790%		300	(33)	(20)	(13)
Spain Government International Bond	CBK	1.000%	06/20/2016	3.799%		1,200	(136)	(74)	(62)
Spain Government International Bond	GST	1.000%	03/20/2016	3.790%		200	(21)	(13)	(8)
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.496%	EUR	6,500	(101)	(124)	23
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.722%		$1,400	14	9	5
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.850%		1,200	8	16	(8)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.850%		900	6	17	(11)
United Kingdom Gilt	GST	1.000%	03/20/2015	0.722%		300	3	2	1
United Kingdom Gilt	GST	1.000%	03/20/2016	0.850%		2,300	16	38	(22)
United Kingdom Gilt	GST	1.000%	09/20/2016	0.912%		4,400	21	76	(55)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.722%		1,600	15	8	7
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.883%		200	1	3	(2)
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.912%		22,100	101	205	(104)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.883%		2,000	11	34	(23)

							$(7,304)	$(1,478)	$(5,826)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014		$1,900	$94	$190	$(96)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		1,000	50	100	(50)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		12,200	680	1,439	(759)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	22	50	(28)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		6,100	340	678	(338)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	27	56	(29)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		8,300	462	966	(504)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015		1,800	110	235	(125)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015		700	42	90	(48)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015		200	12	25	(13)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015		800	49	104	(55)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015		3,700	227	481	(254)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016		800	50	96	(46)
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012		4,815	8	0	8
CDX.HY-8 5-Year Index 35-100%	CBK	0.401%	06/20/2012		1,059	2	0	2
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		8,198	67	0	67
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		386	2	0	2
iTraxx Europe 14 Index	BPS	1.000%	12/20/2015	EUR	29,000	(1,560)	(782)	(778)

						$685	$3,728	$(3,043)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS		$62,200	$768	$(17)	$785
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS	BRL	2,400	1	(2)	3
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		3,200	1	(2)	3
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		3,200	5	0	5
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		10,900	71	(19)	90
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		1,600	13	0	13
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		1,000	16	0	16
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		2,600	38	(2)	40
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		7,100	114	1	113
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		3,400	55	1	54
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		14,800	228	32	196
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		2,400	29	3	26
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		2,600	32	3	29
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		2,200	37	3	34
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		8,000	114	0	114
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		1,100	20	3	17
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		2,300	45	8	37
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		11,300	242	11	231
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		8,900	170	28	142
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		23,500	479	23	456
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		2,900	(2)	(8)	6
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		6,500	(3)	(12)	9
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		1,600	2	(1)	3
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		77,100	139	(47)	186
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		1,700	4	0	4
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		12,400	120	7	113
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		2,300	32	(1)	33
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		2,500	46	11	35
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		1,100	23	0	23
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		2,500	56	0	56
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		1,200	27	3	24
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		600	16	3	13
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		600	15	3	12
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BPS		11,800	280	0	280
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		600	17	4	13
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	BRC		$1,200	99	78	21
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	MYC		1,200	99	78	21

							$3,448	$192	$3,256

(i)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	170	$139	$(37)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$79,400	$407	$(130)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	19,600	40	(6)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	15,400	129	(10)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,800	12	(1)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	62,000	537	(42)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	26,500	254	(12)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,500	49	(3)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,300	168	(7)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	23,500	244	(14)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	8,300	90	(4)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	9,300	88	(4)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	18,200	178	(11)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,600	239	(13)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,800	292	(18)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.750%	11/14/2011	34,500	85	(17)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	34,500	172	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,900	98	(6)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	8,900	47	0

							$3,129	$(298)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-16 5-Year Index	BOA	Buy	0.850%	12/21/2011	$31,800	$41	$(17)
Call - OTC CDX.IG-16 5-Year Index	BPS	Buy	0.850%	12/21/2011	1,700	2	(1)
Call - OTC CDX.IG-16 5-Year Index	BRC	Buy	0.850%	12/21/2011	59,800	88	(31)
Call - OTC CDX.IG-16 5-Year Index	FBF	Buy	0.850%	12/21/2011	31,900	48	(17)
Call - OTC CDX.IG-16 5-Year Index	GST	Buy	0.850%	12/21/2011	6,900	6	(4)
Call - OTC CDX.IG-16 5-Year Index	JPM	Buy	0.850%	12/21/2011	37,100	51	(19)
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	0.850%	12/21/2011	4,800	4	(2)
Call - OTC CDX.IG-16 5-Year Index	UAG	Buy	0.850%	12/21/2011	800	1	0

						$241	$(91)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$9,800	$52	$(36)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	9,100	46	(34)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011	17,100	189	(174)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011	8,900	97	(93)

					$384	$(337)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(j)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2041	$1,700	$1,847	$(1,845)
Fannie Mae	5.500%	11/01/2041	3,700	4,003	(4,009)

				$5,850	$(5,854)

(k)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5,018	11/2011	CBK	$71	$0	$71
Buy	BRL	35,027	11/2011	HUS	0	(3,052)	(3,052)
Buy	CAD	6,600	10/2011	CBK	0	(106)	(106)
Sell		6,200	10/2011	RBC	83	0	83
Sell		1,427	10/2011	UAG	26	0	26
Sell		9,406	11/2011	CBK	121	0	121
Sell		7,984	11/2011	DUB	427	0	427
Buy		1,315	11/2011	GST	0	(17)	(17)
Sell		8,916	11/2011	RBC	341	0	341
Buy	CNY	580	11/2011	BRC	0	0	0
Buy		3,488	11/2011	CBK	9	0	9
Buy		17,558	11/2011	HUS	12	0	12
Buy		18,666	11/2011	JPM	18	0	18
Buy		20,903	02/2012	BRC	0	(5)	(5)
Buy		6,426	02/2012	HUS	4	0	4
Buy		17,918	06/2012	BRC	0	(7)	(7)
Buy		5,726	06/2012	CBK	0	(7)	(7)
Buy		4,466	06/2012	DUB	0	(11)	(11)
Buy		26,827	06/2012	HUS	0	(18)	(18)
Buy		44,703	06/2012	JPM	0	(32)	(32)
Buy		7,647	06/2012	MSC	0	(8)	(8)
Buy		5,050	02/2013	CBK	0	(14)	(14)
Buy		1,893	02/2013	GST	0	(6)	(6)
Sell	EUR	367	10/2011	BPS	27	0	27
Sell		59,495	10/2011	BRC	3,881	0	3,881
Buy		289	10/2011	CBK	0	(22)	(22)
Sell		6,948	10/2011	CBK	230	0	230
Sell		2,633	10/2011	DUB	185	0	185
Buy		4,101	10/2011	FBL	0	(296)	(296)
Sell		1,793	10/2011	FBL	102	0	102
Sell		5,821	10/2011	MSC	314	0	314
Buy		6,475	10/2011	RBC	0	(614)	(614)
Sell	GBP	7,280	12/2011	CBK	314	0	314
Buy	IDR	9,073,000	10/2011	DUB	4	0	4
Sell		28,357,500	10/2011	HUS	29	0	29
Buy		19,155,525	10/2011	RYL	5	(6)	(1)
Sell		6,244,000	10/2011	UAG	24	0	24
Buy		27,250,070	01/2012	CBK	0	(148)	(148)
Buy		22,631,700	07/2012	HUS	0	(171)	(171)
Buy	INR	320,918	11/2011	BRC	0	(626)	(626)
Sell	KRW	1,538,760	11/2011	FBL	11	0	11
Buy		18,955,808	11/2011	JPM	0	(1,912)	(1,912)
Sell		5,941,665	11/2011	JPM	24	0	24
Sell	MXN	17,534	11/2011	BRC	41	0	41
Buy		271,679	11/2011	CBK	0	(3,372)	(3,372)
Sell		3,891	11/2011	DUB	21	0	21
Buy		14,324	11/2011	HUS	0	(172)	(172)
Sell		31,050	11/2011	JPM	71	0	71
Buy		5,972	11/2011	MSC	0	(71)	(71)
Sell		6,847	11/2011	MSC	8	0	8
Buy		5,968	11/2011	UAG	0	(72)	(72)
Sell		60,207	11/2011	UAG	178	0	178
Sell	MYR	1,272	11/2011	BRC	5	0	5
Sell		316	11/2011	HUS	2	0	2
Buy		6,950	04/2012	UAG	0	(145)	(145)
Buy	PHP	20,058	11/2011	BRC	4	0	4
Buy		56,754	11/2011	CBK	5	(8)	(3)
Sell		100,303	11/2011	CBK	18	0	18
Buy		6,608	11/2011	DUB	0	0	0
Buy		13,176	11/2011	GST	0	0	0
Buy		26,314	11/2011	JPM	3	(4)	(1)
Buy		223,269	03/2012	CBK	0	(43)	(43)
Buy		26,505	03/2012	HUS	0	(8)	(8)
Buy		12,558	03/2012	MSC	0	(4)	(4)
Sell	SGD	129	12/2011	BRC	1	0	1
Buy		9,096	12/2011	CBK	0	(589)	(589)
Sell		2,653	12/2011	CBK	71	0	71
Sell		2,117	12/2011	FBL	81	0	81
Sell		996	12/2011	GST	38	0	38
Buy		2,400	12/2011	RYL	0	(151)	(151)
Buy		1,500	12/2011	UAG	0	(92)	(92)
Sell		259	12/2011	UAG	2	0	2
Sell	TRY	718	10/2011	BRC	15	0	15
Sell		1,493	10/2011	CBK	0	0	0
Buy		9,241	10/2011	HUS	0	(543)	(543)
Sell		1,256	10/2011	JPM	27	0	27
Sell		745	10/2011	MSC	1	0	1
Buy	TWD	26,872	01/2012	CBK	0	(58)	(58)
Buy	ZAR	36,049	10/2011	HUS	0	(674)	(674)
Sell		2,227	10/2011	HUS	25	0	25
Sell		10,327	10/2011	JPM	26	0	26
Buy		3,040	01/2012	JPM	0	(46)	(46)

					$6,905	$(13,130)	$(6,225)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$2,720	$0	$2,720
Corporate Bonds & Notes
Banking & Finance	0	389,401	0	389,401
Industrials	0	144,418	0	144,418
Utilities	0	74,113	0	74,113
Convertible Bonds & Notes
Industrials	0	10,904	0	10,904
Municipal Bonds & Notes
Illinois	0	5,827	0	5,827
New Jersey	0	3,313	0	3,313
U.S. Government Agencies	0	414,233	9,578	423,811
U.S. Treasury Obligations	0	127,427	0	127,427
Mortgage-Backed Securities	0	118,186	0	118,186
Asset-Backed Securities	0	44,636	4,529	49,165
Sovereign Issues	0	84,424	0	84,424
Convertible Preferred Securities
Banking & Finance	8,735	0	0	8,735
Industrials	0	0	2	2
Preferred Securities
Banking & Finance	0	2,198	3,165	5,363
Short-Term Instruments
Certificates of Deposit	0	29,944	0	29,944
Commercial Paper	0	13,689	0	13,689
Repurchase Agreements	0	1,338	0	1,338
Short-Term Notes	0	14,793	0	14,793
Mexico Treasury Bills	0	1,696	0	1,696
U.S. Treasury Bills	0	2,420	0	2,420
PIMCO Short-Term Floating NAV Portfolio	542,956	0	0	542,956
	$551,691	$1,485,680	$17,274	$2,054,645

Short Sales, at value	$0	$(5,854)	$0	$(5,854)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	400	0	400
Foreign Exchange Contracts	0	6,905	0	6,905
Interest Rate Contracts	3,356	3,256	0	6,612
	$3,356	$10,561	$0	$13,917

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(9,360)	0	(9,360)
Foreign Exchange Contracts	0	(13,130)	0	(13,130)
Interest Rate Contracts	(4)	(335)	(337)	(676)

	$(4)	$(22,825)	$(337)	$(23,166)

Totals	$555,043	$1,467,562	$16,937	$2,039,542

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
U.S. Government Agencies	$17,647	$460	$(3,815)	$0	$1	$260	$0	$(4,975)	$9,578	$(58)
Asset-Backed Securities	14,740	0	(7,299)	27	136	229	0	(3,304)	4,529	36
Convertible Preferred Securities
Industrials	0	0	0	0	0	2	0	0	2	2
Preferred Securities
Banking & Finance	3,206	0	0	1	0	(42)	0	0	3,165	(42)

	$35,593	$460	$(11,114)	$28	$137	$449	$0	$(8,279)	$17,274	$(62)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(590)	$0	$0	$0	$0	$253	$0	$0	$(337)	$253

Totals	$35,003	$460	$(11,114)	$28	$137	$702	$0	$(8,279)	$16,937	$191

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.0%
GOVERNMENT AGENCY DEBT 32.7%
Bank of America Corp.
3.125% due 06/15/2012 (a)	$900	$918
Bank of New York Mellon Corp.
0.525% due 06/29/2012 (a)	1,900	1,903
Fannie Mae
0.070% due 10/03/2011	9,000	9,000
Freddie Mac
0.132% due 10/27/2011	19,000	19,000
5.125% due 07/15/2012	2,650	2,750
General Electric Capital Corp.
0.537% due 03/12/2012 (a)	800	801
2.200% due 06/08/2012 (a)	2,100	2,129
2.250% due 03/12/2012 (a)	2,100	2,120
Goldman Sachs Group, Inc.
3.250% due 06/15/2012 (a)	1,000	1,021
John Deere Capital Corp.
2.875% due 06/19/2012 (a)	225	229
JPMorgan Chase & Co.
0.577% due 06/15/2012 (a)	700	702
2.125% due 06/22/2012 (a)	100	101
2.200% due 06/15/2012 (a)	600	608
KeyBank N.A.
3.200% due 06/15/2012 (a)	7,388	7,541
Morgan Stanley
0.538% due 03/13/2012 (a)	5,000	5,008
0.555% due 02/10/2012 (a)	900	901
0.701% due 06/20/2012 (a)	3,800	3,813
1.950% due 06/20/2012 (a)	600	608
2.250% due 03/13/2012 (a)	1,700	1,716
SunTrust Bank
3.000% due 11/16/2011 (a)	9,700	9,731
U.S. Bancorp
1.800% due 05/15/2012 (a)	6,800	6,868
Wells Fargo & Co.
0.567% due 06/15/2012 (a)	3,100	3,108

		80,576

GOVERNMENT AGENCY REPURCHASE AGREEMENT 23.9%
BNP Paribas Securities Corp.
0.120% due 10/03/2011	9,800	9,800
(Dated 09/30/2011. Collateralized by Fannie Mae 5.500% due 08/01/2037 valued at $10,137. Repurchase proceeds are $9,800.)
Citigroup Global Markets, Inc.
0.100% due 10/03/2011	6,600	6,600
(Dated 09/30/2011. Collateralized by Fannie Mae 5.250% due 08/01/2012 valued at $6,744. Repurchase proceeds are $6,600.)
Goldman Sachs & Co.
0.050% due 10/03/2011	9,800	9,800
(Dated 09/30/2011. Collateralized by Fannie Mae 5.500% due 08/01/2037 valued at $10,118. Repurchase proceeds are $9,800.)
JPMorgan Securities, Inc.
0.110% due 10/03/2011	32,600	32,600
(Dated 09/30/2011. Collateralized by Fannie Mae 0.870% due 09/12/2014 valued at $33,301. Repurchase proceeds are $32,600.)

		58,800

OTHER NOTES 1.3%
AT&T Mobility LLC
6.500% due 12/15/2011	2,000	2,024
Metropolitan Life Global Funding I
5.125% due 11/09/2011	1,300	1,306

		3,330

TREASURY REPURCHASE AGREEMENTS 42.1%
Bank of Nova Scotia
0.070% due 10/03/2011	9,800	9,800
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 1.375% due 02/15/2013 valued at $10,014. Repurchase proceeds are $9,800.)
Barclays Capital, Inc.
0.070% due 10/03/2011	37,000	37,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $37,701. Repurchase proceeds are $37,000.)
RBC Capital Markets LLC
0.080% due 10/03/2011	9,800	9,800
(Dated 09/30/2011. Collateralized by U.S. Treasury Bills 0.080% due 09/20/2012 valued at $10,003. Repurchase proceeds are $9,800.)
RBS Securities, Inc.
0.080% due 10/03/2011	37,000	37,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 2.750% due 02/15/2019 valued at $37,831. Repurchase proceeds are $37,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011	516	516
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $527. Repurchase proceeds are $516.)
TD Securities (USA) LLC
0.090% due 10/03/2011	9,800	9,800
(Dated 09/30/2011. Collateralized by U.S. Treasury Bonds 5.000% due 05/15/2037 valued at $10,061. Repurchase proceeds are $9,800.)

		103,916

Total Short-Term Instruments (Cost $246,622)		246,622

Total Investments 100.0% (Cost $246,622)		$246,622
Other Assets and Liabilities (Net) (0.0%)		(69)

Net Assets 100.0%		$246,553

Notes to Schedule of Investments (amounts in thousands):

(a)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$80,576	$0	$80,576
Other Notes	0	3,330	0	3,330
Treasury Repurchase Agreements	0	162,716	0	162,716

	$0	$246,622	$0	$246,622

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
Delos Aircraft, Inc
7.000% due 03/17/2016		$5,900	$5,915
International Lease Finance Corp.
6.750% due 03/17/2015		1,000	1,003
NRG Energy, Inc.
4.000% due 07/01/2018		6,983	6,830
Vodafone Finance, Inc.
6.875% due 08/11/2015		1,284	1,291

Total Bank Loan Obligations (Cost $15,040)			15,039

CORPORATE BONDS & NOTES 25.5%
BANKING & FINANCE 23.3%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		5,700	6,033
Ally Financial, Inc.
3.478% due 02/11/2014		15,400	14,162
3.751% due 06/20/2014		1,400	1,279
6.625% due 05/15/2012		2,000	2,025
6.750% due 12/01/2014		1,600	1,553
8.300% due 02/12/2015		900	892
American Express Centurion Bank
0.375% due 06/12/2012		2,100	2,094
American Express Co.
7.250% due 05/20/2014		5,700	6,467
American Express Credit Corp.
0.355% due 02/24/2012		2,700	2,696
5.875% due 05/02/2013		300	318
American International Group, Inc.
5.850% due 01/16/2018		1,300	1,293
8.175% due 05/15/2068		4,900	4,343
8.250% due 08/15/2018		1,600	1,780
ANZ National International Ltd.
0.736% due 08/19/2014		4,000	4,025
6.200% due 07/19/2013		3,200	3,419
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100	5,126
Banco Santander Brasil S.A.
2.450% due 03/18/2014		7,100	6,872
Bank of Montreal
2.850% due 06/09/2015		7,900	8,349
Barclays Bank PLC
6.050% due 12/04/2017		2,300	2,115
7.434% due 09/29/2049		700	578
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	5,036
BPCE S.A.
2.375% due 10/04/2013		7,900	7,692
Citigroup, Inc.
1.136% due 02/15/2013		35,100	34,619
1.683% due 03/05/2014	EUR	2,100	2,637
2.286% due 08/13/2013		$1,000	990
5.250% due 02/27/2012		3,200	3,245
5.300% due 10/17/2012		1,000	1,025
6.000% due 12/13/2013		6,599	6,936
6.400% due 03/27/2013	EUR	5,000	6,871
Commonwealth Bank of Australia
0.630% due 09/17/2014		$4,900	4,906
0.666% due 07/12/2013		26,600	26,601
0.858% due 06/25/2014		7,100	7,150
Countrywide Financial Corp.
5.800% due 06/07/2012		1,500	1,505
Credit Suisse
1.209% due 01/14/2014		31,400	30,829
DanFin Funding Ltd.
0.950% due 07/16/2013		8,300	8,301
Danske Bank A/S
1.299% due 04/14/2014		13,700	13,014
Dexia Credit Local
0.731% due 03/05/2013		4,500	4,490
Dexia Credit Local S.A.
0.733% due 04/29/2014		27,000	25,447
FIH Erhvervsbank A/S
2.000% due 06/12/2013		1,200	1,228
Ford Motor Credit Co. LLC
2.996% due 01/13/2012		1,400	1,408
7.000% due 10/01/2013		6,100	6,422
7.250% due 10/25/2011		3,200	3,204
7.500% due 08/01/2012		2,446	2,497
7.800% due 06/01/2012		5,800	5,945
8.000% due 06/01/2014		3,400	3,608
General Electric Capital Corp.
0.352% due 09/21/2012		30,900	30,915
0.352% due 12/21/2012		54,100	54,169
Goldman Sachs Group, Inc.
1.835% due 11/15/2014	EUR	8,100	9,786
HCP, Inc.
6.700% due 01/30/2018		$3,000	3,249
HSBC Bank PLC
1.050% due 01/17/2014		9,500	9,592
HSBC Finance Corp.
0.499% due 01/15/2014		4,600	4,340
0.600% due 07/19/2012		800	793
1.804% due 04/05/2013	EUR	2,100	2,738
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900	4,967
ICICI Bank Ltd.
2.058% due 02/24/2014		3,700	3,624
ING Bank Australia Ltd.
5.408% due 06/24/2014	AUD	800	783
ING Bank NV
0.876% due 01/13/2012		$13,200	13,198
1.169% due 03/30/2012		22,400	22,375
1.570% due 10/18/2013		6,900	6,770
International Lease Finance Corp.
5.625% due 09/20/2013		1,600	1,542
6.375% due 03/25/2013		1,000	978
6.500% due 09/01/2014		1,400	1,407
6.625% due 11/15/2013		900	877
6.750% due 09/01/2016		1,200	1,209
7.125% due 09/01/2018		2,500	2,522
LeasePlan Corp. NV
3.000% due 05/07/2012		5,000	5,069
Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	1,750	563
6.875% due 05/02/2018 (a)		$1,900	473
7.000% due 09/27/2027 (a)		100	24
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,043
Macquarie Bank Ltd.
2.600% due 01/20/2012		1,300	1,308
4.100% due 12/17/2013		9,000	9,654
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728	812
Merrill Lynch & Co., Inc.
1.839% due 08/09/2013	EUR	2,700	3,307
1.872% due 01/31/2014		7,100	8,418
2.287% due 09/27/2012		900	1,168
6.050% due 08/15/2012		$14,800	14,939
Morgan Stanley
0.546% due 01/09/2014		8,600	7,801
0.729% due 10/15/2015		1,700	1,437
1.840% due 11/29/2013	EUR	9,100	11,138
1.870% due 03/01/2013		2,600	3,296
2.009% due 05/02/2014		800	958
2.786% due 05/14/2013		$4,200	4,063
NIBC Bank NV
2.800% due 12/02/2014		21,600	22,656
Nordea Bank AB
1.149% due 01/14/2014		24,500	24,632
Pricoa Global Funding I
0.488% due 06/26/2012		15,100	15,038
Prudential Financial, Inc.
5.510% due 06/10/2013		2,000	2,011
Royal Bank of Scotland Group PLC
0.579% due 03/30/2012		26,200	26,219
1.153% due 04/23/2012		700	703
1.450% due 10/20/2011		22,200	22,209
1.862% due 01/30/2017	EUR	1,200	1,169
2.723% due 08/23/2013		$18,700	18,647
3.000% due 12/09/2011		2,200	2,211
Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012		19,000	18,863
SLM Corp.
5.109% due 04/01/2014		480	446
Svenska Handelsbanken AB
1.343% due 09/14/2012		7,400	7,453
Toronto-Dominion Bank
1.625% due 09/14/2016		200	200
Turkiye Garanti Bankasi A/S
2.751% due 04/20/2016		1,700	1,547
UBS AG
2.250% due 08/12/2013		4,200	4,127
Vita Capital III Ltd.
1.366% due 01/01/2012		700	697
Wachovia Corp.
1.685% due 02/13/2014	EUR	2,100	2,717
Westpac Banking Corp.
0.533% due 12/14/2012		$34,000	34,061
0.617% due 09/10/2014		1,100	1,108
2.700% due 12/09/2014		5,100	5,379
3.585% due 08/14/2014		6,300	6,734
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		3,800	3,845

			765,002

INDUSTRIALS 2.1%
Alcoa, Inc.
6.750% due 07/15/2018		1,900	2,040
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,300	1,390
Cardinal Health, Inc.
6.000% due 06/15/2017		300	347
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,212
Dow Chemical Co.
4.850% due 08/15/2012		1,700	1,751
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100	2,079
7.343% due 04/11/2013		500	518
Masco Corp.
6.125% due 10/03/2016		1,500	1,465
NXP BV
4.355% due 10/15/2013	EUR	7,293	9,380
Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900	12,926
Petroleos Mexicanos
5.500% due 01/21/2021		1,800	1,908
6.500% due 06/02/2041		2,200	2,299

Rexam PLC
6.750% due 06/01/2013		1,200	1,285
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,078
UST LLC
6.625% due 07/15/2012		2,500	2,603
Videotron Ltee
6.875% due 01/15/2014		1,155	1,161
Volkswagen International Finance NV
0.824% due 10/01/2012		22,500	22,548
Xstrata Canada Corp.
7.350% due 06/05/2012		1,000	1,038

			71,028

UTILITIES 0.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,548

Total Corporate Bonds & Notes (Cost $847,039)			838,578

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	424

NORTH CAROLINA 0.3%
North Carolina State Education Assistance Authority
0.785% due 10/26/2020		7,300	7,286

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		900	647

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		265	267

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,035	754

Total Municipal Bonds & Notes (Cost $9,963)			9,378

U.S. GOVERNMENT AGENCIES 5.1%
Fannie Mae
0.288% due 12/25/2036		142	136
0.385% due 08/25/2034		170	168
0.585% due 05/25/2042		147	147
0.675% due 05/25/2036		163	163
0.750% due 12/18/2013		30,300	30,458
0.915% due 02/25/2041		11,007	11,040
1.035% due 02/25/2036		415	415
1.250% due 03/14/2014		10,100	10,275
1.452% due 06/01/2043 - 09/01/2044		1,268	1,273
2.320% due 11/01/2024		13	14
2.393% due 05/25/2035		1,096	1,141
2.555% due 11/01/2034		2,122	2,253
4.500% due 04/01/2023 - 04/01/2024		11,393	12,154
4.542% due 12/01/2036		2,415	2,535
5.301% due 10/01/2035		736	790
5.375% due 04/11/2022		1,600	1,637
6.280% due 06/15/2027		1,000	1,011
Freddie Mac
0.191% due 03/21/2013		44,600	44,608
0.379% due 10/15/2020		2,150	2,146
0.459% due 02/15/2019		307	308
0.495% due 08/25/2031		92	90
0.579% due 12/15/2030		69	69
0.679% due 08/15/2033		11,273	11,255
1.451% due 10/25/2044		5,720	5,892
1.452% due 02/25/2045		1,753	1,687
2.490% due 01/01/2034		196	205
5.372% due 12/01/2035		555	598
Ginnie Mae
0.530% due 03/20/2037		11,452	11,432
NCUA Guaranteed Notes
0.674% due 10/07/2020		5,477	5,486
0.784% due 12/08/2020		6,438	6,477
Small Business Administration
5.902% due 02/10/2018		647	735
6.020% due 08/01/2028		2,151	2,445

Total U.S. Government Agencies (Cost $167,414)			169,043

U.S. TREASURY OBLIGATIONS 93.8%
U.S. Treasury Bonds
8.000% due 11/15/2021		2,300	3,598
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (h)		162,124	167,482
0.500% due 04/15/2015		20,643	21,484
0.625% due 04/15/2013		10,476	10,668
0.625% due 07/15/2021 (h)		82,828	86,549
1.125% due 01/15/2021		30,897	33,774
1.250% due 04/15/2014		46,030	48,230
1.250% due 07/15/2020		49,522	54,761
1.375% due 01/15/2020		113,927	126,984
1.625% due 01/15/2015		43,900	47,244
1.625% due 01/15/2018		22,756	25,489
1.750% due 01/15/2028 (e)(g)(h)		152,360	176,797
1.875% due 07/15/2013 (e)		72,467	75,887
1.875% due 07/15/2015		48,787	53,575
1.875% due 07/15/2019		34,497	39,760
2.000% due 04/15/2012 (e)(h)		143,472	144,828
2.000% due 01/15/2014		63,362	67,297
2.000% due 07/15/2014 (e)(h)		100,000	107,602
2.000% due 01/15/2016		108,167	120,234
2.000% due 01/15/2026		146,818	174,760
2.125% due 01/15/2019		16,417	19,146
2.125% due 02/15/2040		39,096	49,866
2.125% due 02/15/2041 (h)		111,965	143,578
2.375% due 01/15/2017		51,824	59,613
2.375% due 01/15/2025		123,061	152,249
2.375% due 01/15/2027 (h)		118,391	148,275
2.500% due 07/15/2016		54,261	62,350
2.500% due 01/15/2029		63,900	82,122
2.625% due 07/15/2017		92,824	109,409
3.000% due 07/15/2012 (e)		96,780	99,517
3.375% due 01/15/2012		156,375	157,718
3.375% due 04/15/2032		1,273	1,881
3.625% due 04/15/2028 (h)		113,199	163,069
3.875% due 04/15/2029 (h)		139,091	209,571
U.S. Treasury Notes
1.500% due 08/31/2018		38,900	39,143

Total U.S. Treasury Obligations (Cost $3,071,713)			3,084,510

MORTGAGE-BACKED SECURITIES 7.2%
American General Mortgage Loan Trust
5.150% due 03/25/2058		5,256	5,386
American Home Mortgage Investment Trust
2.037% due 09/25/2045		705	549
Arran Residential Mortgages Funding PLC
2.735% due 05/16/2047	EUR	958	1,280
2.735% due 11/19/2047		12,760	17,078
2.985% due 11/19/2047		26,700	35,633
Banc of America Funding Corp.
2.733% due 02/20/2036		$1,716	1,490
5.747% due 01/20/2047		842	567
Banc of America Large Loan, Inc.
0.739% due 08/15/2029		3,054	2,833
1.979% due 11/15/2015		9,372	8,367
5.671% due 02/17/2051		1,000	1,097
5.691% due 06/24/2050		1,600	1,743
Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		344	280
2.882% due 02/25/2036		1,305	973
5.061% due 11/25/2034		228	198
6.500% due 09/25/2033		57	60
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.395% due 06/10/2049		470	458
5.492% due 02/10/2051		420	441
5.801% due 06/10/2049		470	477
BCAP LLC Trust
5.250% due 08/26/2037		10,000	9,840
5.756% due 03/26/2037		2,400	1,819
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		692	645
2.400% due 08/25/2035		537	495
2.560% due 10/25/2035		2,276	1,890
2.710% due 03/25/2035		983	916
2.731% due 03/25/2035		301	285
2.742% due 03/25/2035		953	755
3.066% due 01/25/2035		3,940	3,371
4.629% due 01/25/2035		971	825
Bear Stearns Alt-A Trust
2.772% due 09/25/2035		3,386	2,298
2.799% due 03/25/2036		1,062	545
Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036		3,080	1,847
Chase Mortgage Finance Corp.
2.755% due 02/25/2037		195	167
Chaseflex Trust
6.000% due 02/25/2037 (a)		935	705
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		91	98
Citigroup Mortgage Loan Trust, Inc.
2.100% due 08/25/2035		83	75
2.370% due 08/25/2035		419	383
2.450% due 08/25/2035		430	358
2.500% due 12/25/2035		2,150	1,857
2.660% due 12/25/2035		104	90
5.624% due 09/25/2037 (a)		2,192	1,316
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200	216
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,358	2,387
Countrywide Alternative Loan Trust
0.405% due 05/25/2047		11,935	7,402
0.410% due 02/20/2047		972	474
0.415% due 05/25/2047		317	173
0.425% due 09/25/2046		11,190	5,658
0.515% due 12/25/2035		57	36

1.242% due 12/25/2035		271	158
6.000% due 01/25/2037 (a)		550	364
Countrywide Home Loan Mortgage Pass-Through Trust
0.575% due 06/25/2035		341	296
2.761% due 11/19/2033		81	77
5.391% due 05/20/2036		310	191
5.500% due 08/25/2035		1,288	1,218
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100	3,396
Deutsche ALT-A Securities, Inc.
0.335% due 10/25/2036		38	14
Deutsche Mortgage Securities, Inc.
1.471% due 06/28/2047		771	770
First Horizon Alternative Mortgage Securities
2.323% due 06/25/2034		552	464
First Horizon Asset Securities, Inc.
2.741% due 02/25/2035		2,100	1,798
2.746% due 08/25/2035		1,248	996
Fosse Master Issuer PLC
1.650% due 10/18/2054		11,800	11,765
Granite Master Issuer PLC
0.270% due 12/20/2054		1,497	1,420
0.320% due 12/20/2054		315	299
0.330% due 12/20/2054		405	384
Granite Mortgages PLC
1.305% due 09/20/2044	GBP	587	872
Greenpoint Mortgage Funding Trust
0.315% due 10/25/2046		$60	55
0.315% due 01/25/2047 (a)		429	405
0.455% due 06/25/2045		529	331
0.505% due 11/25/2045		288	165
GS Mortgage Securities Corp.
1.142% due 03/06/2020		170	169
1.317% due 03/06/2020		1,500	1,490
4.592% due 08/10/2043		6,000	6,266
GSR Mortgage Loan Trust
2.738% due 09/25/2035		1,236	1,142
2.996% due 01/25/2035		714	606
Harborview Mortgage Loan Trust
0.450% due 05/19/2035		161	100
0.510% due 02/19/2036		320	177
Holmes Master Issuer PLC
2.955% due 10/15/2054	EUR	14,200	19,031
Indymac INDA Mortgage Loan Trust
5.067% due 11/25/2035		$2,063	1,640
Indymac Index Mortgage Loan Trust
2.662% due 12/25/2034		347	242
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		310	332
5.794% due 02/12/2051		1,300	1,409
JPMorgan Mortgage Trust
2.727% due 08/25/2035		772	560
2.789% due 08/25/2035		826	693
2.796% due 07/25/2035		1,620	1,508
2.806% due 07/25/2035		693	622
5.018% due 02/25/2035		1,601	1,527
5.314% due 07/27/2037		1,662	1,270
5.379% due 09/25/2035		387	352
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	239
MASTR Adjustable Rate Mortgages Trust
2.721% due 11/21/2034		700	657
Mellon Residential Funding Corp.
0.669% due 12/15/2030		397	363
0.929% due 11/15/2031		510	451
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036		1,856	1,242
5.418% due 12/25/2035		766	635
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	207
MLCC Mortgage Investors, Inc.
0.485% due 11/25/2035		737	577
1.222% due 10/25/2035		443	361
1.653% due 10/25/2035		2,167	1,884
Morgan Stanley Capital
0.290% due 10/15/2020		113	113
6.080% due 06/11/2049		600	639
Morgan Stanley Mortgage Loan Trust
2.277% due 06/25/2036		1,237	1,067
Opteum Mortgage Acceptance Corp.
0.495% due 07/25/2035		113	103
Permanent Master Issuer PLC
2.905% due 07/15/2042	EUR	1,400	1,872
RBSCF Trust
6.214% due 12/16/2049		$2,500	2,775
Residential Accredit Loans, Inc.
0.535% due 08/25/2035		219	123
Securitized Asset Sales, Inc.
2.805% due 11/26/2023		5	5
Sequoia Mortgage Trust
0.430% due 07/20/2036		2,604	2,034
0.580% due 10/19/2026		146	126
Structured Adjustable Rate Mortgage Loan Trust
0.715% due 06/25/2035		136	108
1.652% due 01/25/2035		217	131
2.488% due 02/25/2034		381	342
2.540% due 08/25/2035		316	232
5.500% due 12/25/2034		1,540	1,383
Structured Asset Mortgage Investments, Inc.
0.425% due 06/25/2036		167	102
0.445% due 04/25/2036		700	398
0.480% due 07/19/2035		2,291	1,847
0.890% due 10/19/2034		157	129
Structured Asset Securities Corp.
2.655% due 10/25/2035		184	146
Swan Trust
6.100% due 04/25/2041	AUD	656	631
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046		$3,245	3,229
Vornado DP LLC
4.004% due 09/13/2028		6,500	6,570
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020		2,287	2,008
0.319% due 09/15/2021		3,976	3,836
5.088% due 08/15/2041		1,400	1,489
5.418% due 01/15/2045		410	443
WaMu Mortgage Pass-Through Certificates
0.495% due 11/25/2045		327	254
0.525% due 10/25/2045		1,968	1,521
0.972% due 01/25/2047		1,267	739
1.012% due 05/25/2047		724	438
1.052% due 12/25/2046		170	112
1.242% due 02/25/2046		262	183
1.442% due 11/25/2042		38	31
1.742% due 11/25/2046		182	130
2.838% due 07/25/2046		1,205	834
5.176% due 12/25/2035		447	381
5.542% due 08/25/2035		710	604
5.932% due 10/25/2036		1,104	959
Wells Fargo Mortgage-Backed Securities Trust
2.716% due 09/25/2034		238	229

Total Mortgage-Backed Securities (Cost $251,885)			235,322

ASSET-BACKED SECURITIES 5.2%
Access Group, Inc.
1.553% due 10/27/2025		11,308	11,394
ACE Securities Corp.
0.285% due 12/25/2036		21	20
AMMC CDO
0.537% due 05/03/2018		496	479
Aquilae CLO PLC
2.057% due 01/17/2023	EUR	3,407	4,205
ARES CLO Ltd.
0.564% due 03/12/2018		$1,998	1,937
Asset-Backed Funding Certificates
0.585% due 06/25/2034		1,446	1,033
Babson CLO Ltd.
0.606% due 11/15/2016		1,659	1,609
Bear Stearns Asset-Backed Securities Trust
0.285% due 11/25/2036		11	11
0.895% due 10/25/2032		25	21
Carrington Mortgage Loan Trust
0.285% due 01/25/2037		88	86
Citibank Omni Master Trust
2.329% due 05/16/2016		10,400	10,490
2.979% due 08/15/2018		6,500	6,806
Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037		343	239
College Loan Corp. Trust
0.503% due 01/25/2024		800	803
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		104	110
Countrywide Asset-Backed Certificates
0.415% due 07/25/2036		4,768	3,857
0.485% due 04/25/2036		366	311
Credit-Based Asset Servicing & Securitization LLC
0.295% due 11/25/2036		147	100
Cumberland CLO Ltd.
0.525% due 11/10/2019		4,519	4,320
Duane Street CLO
0.519% due 11/08/2017		1,456	1,372
Equity One ABS, Inc.
0.535% due 04/25/2034		93	66
First CLO Ltd.
0.653% due 12/14/2016		1,004	973
First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/2036		4	4
0.575% due 11/25/2035		22,703	18,673
0.615% due 09/25/2035		12,435	11,659
GSAMP Trust
0.305% due 12/25/2036		152	98
Harbourmaster CLO Ltd.
1.788% due 06/15/2020	EUR	653	814
Harvest CLO S.A.
2.228% due 03/29/2017		544	700
HSBC Home Equity Loan Trust
0.380% due 03/20/2036		$2,317	2,130
HSI Asset Securitization Corp. Trust
0.285% due 10/25/2036		11	8
0.285% due 12/25/2036		62	59
Illinois Student Assistance Commission
0.733% due 04/25/2017		1,396	1,393
JPMorgan Mortgage Acquisition Corp.
0.285% due 10/25/2036		128	126

Katonah Ltd.
0.671% due 09/20/2016		3,773	3,673
Landmark CDO Ltd.
0.626% due 06/01/2017		5,836	5,576
Magi Funding PLC
1.835% due 04/11/2021	EUR	2,231	2,765
Magnolia Funding Ltd.
3.000% due 04/20/2017		821	1,103
Merrill Lynch Mortgage Investors, Inc.
0.305% due 07/25/2037		$11	11
0.315% due 09/25/2037		30	7
0.355% due 02/25/2037		575	277
Morgan Stanley IXIS Real Estate Capital Trust
0.285% due 11/25/2036		16	5
Nationstar Home Equity Loan Trust
0.355% due 04/25/2037		66	65
Nautique Funding Ltd.
0.499% due 04/15/2020		962	884
Navigare Funding CLO Ltd.
0.558% due 05/20/2019		671	641
Nelnet Student Loan Trust
0.953% due 07/25/2018		1,260	1,264
NYLIM Flatiron CLO Ltd.
0.489% due 08/08/2020		600	557
Pacifica CDO Ltd.
0.636% due 02/15/2017		7,190	6,984
Park Place Securities, Inc.
0.495% due 09/25/2035		31	27
Penta CLO S.A.
1.934% due 06/04/2024	EUR	3,970	4,744
Racers
0.602% due 07/25/2017		$1,384	1,353
Renaissance Home Equity Loan Trust
0.995% due 12/25/2032		65	44
Securitized Asset-Backed Receivables LLC Trust
0.295% due 12/25/2036 (a)		425	121
SLM Student Loan Trust
0.293% due 04/25/2019		8,800	8,499
0.363% due 04/25/2017		163	163
0.703% due 01/25/2017		1,500	1,498
1.688% due 10/25/2023	EUR	3,900	4,888
1.753% due 04/25/2023		$18,097	18,612
1.879% due 12/15/2017		2,497	2,505
2.350% due 04/15/2039		5,176	5,229
4.500% due 11/16/2043		8,734	8,358
Soundview Home Equity Loan Trust
0.295% due 11/25/2036		69	18
1.035% due 10/25/2037		47	47
Structured Asset Securities Corp.
1.735% due 04/25/2035		901	689
Symphony CLO Ltd.
0.526% due 05/15/2019		3,100	2,900
WaMu Asset-Backed Certificates
0.285% due 01/25/2037		18	18
Wind River CLO Ltd.
0.680% due 12/19/2016		711	681
Wood Street CLO BV
1.988% due 03/29/2021	EUR	788	996

Total Asset-Backed Securities (Cost $172,028)			171,108

SOVEREIGN ISSUES 5.6%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	3,700	4,019
3.000% due 09/20/2025		16,900	19,862
4.000% due 08/20/2020		17,800	30,693
Canada Government Bond
2.750% due 09/01/2016	CAD	9,600	9,753
Colombia Government International Bond
10.000% due 01/23/2012		$350	359
Export-Import Bank of Korea
0.466% due 10/04/2011		1,600	1,600
Instituto de Credito Oficial
3.286% due 03/25/2014	EUR	18,900	24,484
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)		6,956	8,591
2.100% due 09/15/2021 (c)		35,302	38,591
2.600% due 09/15/2023 (c)		1,091	1,193
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	8,800	9,913
Societe Financement de l’Economie Francaise
0.450% due 07/16/2012		$19,200	19,254
2.125% due 01/30/2012		700	704
United Kingdom Gilt
1.875% due 11/22/2022 (c)	GBP	7,990	15,421

Total Sovereign Issues (Cost $194,158)			184,437

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		800	826

Total Convertible Preferred Securities (Cost $800)			826

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.7%
CERTIFICATES OF DEPOSIT 1.2%
Banco Bradesco S.A.
0.000% due 03/23/2012 (l)		$13,400	13,367
Banco do Brasil S.A.
0.000% due 11/15/2011		3,500	3,495
Barclays Bank PLC
1.449% due 12/16/2011		20,800	20,835

			37,697

REPURCHASE AGREEMENTS 0.2%
Banc of America Securities LLC
0.090% due 10/03/2011		2,000	2,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $2,043. Repurchase proceeds are $2,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		4,352	4,352
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $4,444. Repurchase proceeds are $4,352.)

			6,352

SHORT-TERM NOTES
Banco Santander Brazil S.A.
2.596% due 12/28/2011		800	798

U.S. TREASURY BILLS 0.8%
0.018% due 11/25/2011 - 03/29/2012 (b)(e)(f)		26,251	26,246

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 20.5%		67,339,061	674,266

Total Short-Term Instruments (Cost $745,260)			745,359

PURCHASED OPTIONS (j) 0.0%
(Cost $91)			18

Total Investments 165.9% (Cost $5,475,391)			$5,453,618
Written Options (k) (0.2%) (Premiums $6,238)			(5,745)
Other Assets and Liabilities (Net) (65.7%)			(2,160,567)

Net Assets 100.0%			$3,287,306

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $11,989 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $19,686 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $83,614 at a weighted average interest rate of 0.116%. On September 30, 2011, securities valued at $32,805 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $3,851 and cash of $11 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2013	167	$(16)
90-Day Euribor March Futures	Long	03/2014	67	36
90-Day Euribor September Futures	Long	09/2013	67	(7)
90-Day Eurodollar December Futures	Long	12/2013	1,641	2,510
90-Day Eurodollar June Futures	Long	06/2013	190	283
90-Day Eurodollar March Futures	Long	03/2013	1,107	1,799
90-Day Eurodollar September Futures	Long	09/2013	505	693
Euro-Bobl December Futures	Long	12/2011	2	0
Euro-Bund 10-Year Bond December Futures	Long	12/2011	218	97

				$5,395

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cadbury Holdings Ltd.	BOA	(0.460%	)	12/20/2013	0.269%	$1,300	$(6)	$0	$(6)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.758%	300	3	0	3
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	2.912%	3,500	(60)	0	(60)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	2.912%	1,500	(26)	0	(26)
HCP, Inc.	GST	(2.910%	)	03/20/2018	3.270%	3,000	56	0	56
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	7.343%	400	16	(13)	29
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	7.624%	900	104	0	104
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.471%	1,000	25	0	25
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.740%	2,000	(7)	0	(7)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.740%	2,000	10	0	10
Masco Corp.	CBK	(1.910%	)	12/20/2016	5.035%	1,500	203	0	203
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.683%	1,200	(16)	0	(16)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	3.186%	1,000	96	0	96
UST LLC	BOA	(0.340%	)	09/20/2012	0.130%	2,500	(5)	0	(5)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.320%	1,000	(5)	0	(5)

							$388	$(13)	$401

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	JPM	1.000%	03/20/2018	4.269%	$1,100	$(189)	$(62)	$(127)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.743%	2,600	(69)	(31)	(38)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.275%	6,000	(567)	(199)	(368)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.743%	1,000	(26)	(14)	(12)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.743%	600	(16)	(7)	(9)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.743%	1,000	(26)	(19)	(7)
France Government Bond	BOA	0.250%	12/20/2015	1.713%	6,500	(380)	(161)	(219)
France Government Bond	BRC	0.250%	12/20/2015	1.713%	500	(29)	(10)	(19)
France Government Bond	CBK	0.250%	06/20/2015	1.645%	1,200	(60)	(29)	(31)
France Government Bond	CBK	0.250%	12/20/2015	1.713%	500	(29)	(14)	(15)
France Government Bond	CBK	0.250%	06/20/2016	1.792%	1,700	(115)	(73)	(42)
France Government Bond	CBK	0.250%	09/20/2016	1.825%	2,100	(153)	(121)	(32)
France Government Bond	DUB	0.250%	06/20/2015	1.645%	900	(45)	(29)	(16)
France Government Bond	JPM	0.250%	12/20/2015	1.713%	2,600	(152)	(52)	(100)
France Government Bond	MYC	0.250%	06/20/2016	1.792%	4,200	(286)	(184)	(102)
France Government Bond	RYL	0.250%	12/20/2015	1.713%	1,500	(87)	(29)	(58)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.312%	5,500	(68)	123	(191)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.312%	400	(5)	8	(13)
Japan Government International Bond	GST	1.000%	12/20/2015	1.312%	3,300	(40)	69	(109)
Japan Government International Bond	HUS	1.000%	06/20/2016	1.393%	13,300	(230)	(6)	(224)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.312%	2,300	(29)	47	(76)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.312%	2,300	(28)	52	(80)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	5.102%	1,000	(38)	(32)	(6)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%	700	(1)	(9)	8
Spain Government International Bond	GST	1.000%	03/20/2016	3.790%	1,200	(129)	(68)	(61)
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.883%	4,600	26	104	(78)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%	1,300	12	10	2
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%	2,300	12	28	(16)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%	1,600	15	8	7
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.814%	2,500	20	58	(38)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.814%	5,100	41	120	(79)

						$(2,671)	$(522)	$(2,149)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$16,600	$1,015	$2,205	$(1,190)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	3,100	189	460	(271)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	9,200	562	1,288	(726)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	7,200	440	1,015	(575)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	2,000	122	275	(153)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	3,900	239	550	(311)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	2,400	148	324	(176)
CDX.IG-16 5-Year Index	GST	1.000%	06/20/2016	5,100	(79)	10	(89)

					$2,636	$6,127	$(3,491)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MYC	BRL	12,500	$(238)	$(223)	$(15)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UAG		18,400	(144)	(5)	(139)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BRC		14,400	(80)	(125)	45
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		9,000	(6)	0	(6)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MYC		32,900	(12)	(23)	11
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS		56,900	556	77	479
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MYC		19,000	101	(14)	115
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HUS		2,400	43	20	23
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BOA		8,500	254	(35)	289
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MYC		5,200	155	(15)	170
Pay	1-Year BRL-CDI	14.765%	01/02/2012	BOA		2,200	129	4	125
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		400	24	3	21
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		9,900	155	(46)	201
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		37,100	597	19	578
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		11,500	185	16	169
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		9,600	163	0	163
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		10,900	199	(30)	229
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		3,600	71	15	56
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		16,700	354	65	289

							$2,506	$(297)	$2,803

(j)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$37,500	$91	$18

(k)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$139,100	$683	$(228)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	37,500	214	(46)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	8,600	59	(6)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,100	26	(3)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	172,100	1,380	(116)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,400	296	(13)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,600	40	(2)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	24,800	282	(11)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	15,000	168	(7)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	19,600	180	(9)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	29,200	324	(13)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.800%	10/11/2011	11,900	56	(315)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	41,400	286	(3,416)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.750%	10/11/2011	41,400	468	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,700	24	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	6,300	43	0

							$4,529	$(4,185)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	MSX	$0.990	10/11/2011	AUD	16,400	$159	$(434)

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Premium (6)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GST	0.000%	10/11/2011	$16,800	$89	$(63)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	16,400	83	(61)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011	35,200	391	(358)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011	40,400	439	(420)

					$1,002	$(902)

(6)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$18,900	$160	$(64)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	33,400	298	(119)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	4,400	57	(17)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,400	33	(24)

						$548	$(224)

(l)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Banco Bradesco S.A.	0.000%	03/23/2012	03/21/2011	$13,292	$13,367	0.41%

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	10,577	11/2011	CBK	$125	$0	$125
Sell		73,602	11/2011	DUB	833	0	833
Buy	BRL	2,893	11/2011	BRC	0	(223)	(223)
Sell		1,445	11/2011	CBK	130	0	130
Sell		2,230	11/2011	DUB	193	0	193
Buy		420	11/2011	HUS	0	(41)	(41)
Buy		420	11/2011	MSC	0	(44)	(44)
Buy	CAD	13,368	10/2011	DUB	0	(722)	(722)
Buy	CNY	10,465	11/2011	BRC	22	0	22
Buy		9,336	11/2011	JPM	8	0	8
Buy		7,103	11/2011	RYL	13	0	13
Buy		12,000	02/2012	DUB	22	0	22
Buy		33,446	02/2012	JPM	88	0	88
Buy		29,435	06/2012	BRC	0	(11)	(11)
Buy	EUR	841	10/2011	CBK	0	(8)	(8)
Sell		1,099	10/2011	CBK	29	0	29
Sell		88,000	10/2011	JPM	3,356	0	3,356
Sell		139,127	10/2011	RBC	5,264	0	5,264
Sell	GBP	3,251	12/2011	CBK	83	0	83
Sell		4,076	12/2011	GST	163	0	163
Sell		1,125	12/2011	JPM	40	0	40
Sell		991	12/2011	RBC	22	0	22
Sell		965	12/2011	UAG	36	0	36
Buy	IDR	42,917,600	10/2011	CBK	14	(7)	7
Buy		19,055,000	10/2011	GST	4	0	4
Buy		14,251,200	01/2012	CBK	0	(71)	(71)
Sell	INR	17,094	11/2011	BRC	26	0	26
Buy		1,310,902	07/2012	UAG	0	(2,526)	(2,526)
Sell	JPY	675,822	10/2011	CBK	0	(353)	(353)
Sell	KRW	2,157,520	11/2011	MSC	0	0	0
Buy		35,135,942	02/2012	UAG	0	(3,580)	(3,580)
Buy	MXN	169,146	11/2011	MSC	0	(2,054)	(2,054)
Buy	MYR	2,886	11/2011	CBK	0	(72)	(72)
Buy		27,526	04/2012	UAG	0	(575)	(575)
Buy	PHP	258,978	11/2011	BRC	55	0	55
Buy		82,700	11/2011	CBK	16	0	16
Buy		94,700	03/2012	CBK	0	(36)	(36)
Buy		307,798	03/2012	JPM	0	(104)	(104)
Buy	SGD	1,386	12/2011	CBK	0	(40)	(40)
Buy		12,834	12/2011	JPM	0	(841)	(841)
Buy		3,400	12/2011	RYL	0	(213)	(213)
Buy		2,600	12/2011	UAG	0	(159)	(159)

					$10,542	$(11,680)	$(1,138)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$15,039	$0	$15,039
Corporate Bonds & Notes
Banking & Finance	0	764,305	698	765,002
Industrials	0	71,028	0	71,028
Utilities	0	2,548	0	2,548
Municipal Bonds & Notes
California	0	424	0	424
North Carolina	0	7,286	0	7,286
Ohio	0	647	0	647
Rhode Island	0	267	0	267
West Virginia	0	754	0	754
U.S. Government Agencies	0	157,080	11,963	169,043
U.S. Treasury Obligations	0	3,084,510	0	3,084,510
Mortgage-Backed Securities	0	222,393	12,929	235,322
Asset-Backed Securities	0	166,106	5,002	171,108
Sovereign Issues	0	184,437	0	184,437
Convertible Preferred Securities
Banking & Finance	826	0	0	826
Short-Term Instruments
Certificates of Deposit	0	37,697	0	37,697
Repurchase Agreements	0	6,352	0	6,352
Short-Term Notes	0	798	0	798
U.S. Treasury Bills	0	26,246	0	26,246
PIMCO Short-Term Floating NAV Portfolio	674,266	0	0	674,266
Purchased Options
Interest Rate Contracts	0	18	0	18
	$675,092	$4,747,935	$30,592	$5,453,618

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	543	0	543
Foreign Exchange Contracts	0	10,542	0	10,542
Interest Rate Contracts	5,418	2,963	0	8,381
	$5,418	$14,048	$0	$19,466

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5,782)	0	(5,782)
Foreign Exchange Contracts	0	(12,114)	0	(12,114)
Interest Rate Contracts	(23)	(4,345)	(1,126)	(5,494)

	$(23)	$(22,241)	$(1,126)	$(23,390)

Totals	$680,487	$4,739,742	$29,466	$5,449,694

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$696	$0	$0	$0	$0	$2	$0	$0	$698	$2
U.S. Government Agencies	25,676	(12,596)	(1,197)	0	0	80	0	0	11,963	9
Mortgage-Backed Securities	4,969	11,718	(3,300)	42	17	(32)	1,270	(1,755)	12,929	(100)
Asset-Backed Securities	21,415	2,994	(2,488)	126	67	179	0	(17,291)	5,002	(233)
Short-Term Instruments
Short-Term Notes	780	0	0	15	0	3	0	(798)	0	0

	$53,536	$2,116	$(6,985)	$183	$84	$232	$1,270	$(19,844)	$30,592	$(322)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(2,148)	$0	$0	$0	$0	$1,022	$0	$0	$(1,126)	$1,022

Totals	$51,388	$2,116	$(6,985)	$183	$84	$1,254	$1,270	$(19,844)	$29,466	$700

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 47.3%
BANKING & FINANCE 25.7%
Abbey National Treasury Services PLC
1.832% due 04/25/2014	$400	$381
Ally Financial, Inc.
7.500% due 12/31/2013	250	254
American Express Bank FSB
5.500% due 04/16/2013	250	264
American International Group, Inc.
0.360% due 10/18/2011	100	100
4.250% due 05/15/2013	500	499
ASIF Global Financing XIX
4.900% due 01/17/2013	400	405
Banco Bilbao Vizcaya Argentaria Puerto Rico
2.450% due 06/22/2012	4,000	4,060
Banco do Brasil S.A.
4.500% due 01/22/2015	200	207
Banco Santander Chile
1.501% due 04/20/2012	100	101
Bank of America Corp.
1.796% due 07/11/2014	200	178
7.375% due 05/15/2014	200	206
Bank of Scotland PLC
5.000% due 11/21/2011	100	100
Banque PSA Finance S.A.
2.146% due 04/04/2014	200	189
Barclays Bank PLC
0.986% due 01/13/2012	100	100
2.500% due 01/23/2013	250	249
BNZ International Funding Ltd.
2.625% due 06/05/2012	500	507
BPCE S.A.
2.375% due 10/04/2013	300	292
BRFkredit A/S
0.499% due 04/15/2013	200	201
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015	400	417
Cie de Financement Foncier
1.003% due 07/23/2012	200	200
1.625% due 07/23/2012	200	200
Citigroup, Inc.
1.696% due 01/13/2014	200	195
2.286% due 08/13/2013	350	346
5.500% due 04/11/2013	300	309
Credit Agricole Home Loan SFH
1.002% due 07/21/2014	700	684
Credit Agricole S.A.
0.606% due 02/02/2012	100	99
Credit Suisse
1.209% due 01/14/2014	400	393
DanFin Funding Ltd.
0.950% due 07/16/2013	300	300
Dexia Credit Local
0.731% due 03/05/2013	500	499
Dexia Credit Local S.A.
0.496% due 01/12/2012	400	400
Encana Holdings Finance Corp.
5.800% due 05/01/2014	200	219
FIH Erhvervsbank A/S
0.708% due 06/13/2013	200	200
Ford Motor Credit Co. LLC
7.500% due 08/01/2012	100	102
7.800% due 06/01/2012	300	308
HSBC Bank PLC
0.931% due 08/12/2013	300	301
1.625% due 07/07/2014	300	302
ICICI Bank Ltd.
2.058% due 02/24/2014	200	196
ING Bank NV
1.570% due 10/18/2013	200	196
Intesa Sanpaolo SpA
2.708% due 02/24/2014	100	90
Landesbank Baden-Wuerttemberg
0.575% due 06/22/2012	400	400
Lloyds TSB Bank PLC
2.603% due 01/24/2014	250	244
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	500	496
5.571% due 10/04/2012	200	205
MetLife, Inc.
1.519% due 08/06/2013	200	201
Morgan Stanley
1.853% due 01/24/2014	300	280
2.786% due 05/14/2013	300	290
Network Rail Infrastructure Finance PLC
0.363% due 06/14/2013	400	400
NIBC Bank NV
0.707% due 12/02/2014	750	751
Nordea Bank AB
1.149% due 01/14/2014	400	402
Pricoa Global Funding I
5.400% due 10/18/2012	200	208
RCI Banque S.A.
2.116% due 04/11/2014	200	189
Royal Bank of Scotland Group PLC
0.902% due 12/02/2011	100	100
0.981% due 05/11/2012	300	301
2.723% due 08/23/2013	400	399
Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012	100	99
SLM Corp.
5.400% due 10/25/2011	125	125
SSIF Nevada LP
0.949% due 04/14/2014	400	400
Stadshypotek AB
0.919% due 09/30/2013	300	300
Standard Chartered PLC
1.231% due 05/12/2014	250	248
Suncorp-Metway Ltd.
1.749% due 07/16/2012	300	304
Swedbank AB
0.699% due 01/14/2013	300	301
Swedbank Hypotek AB
0.813% due 03/28/2014	600	601

		21,493

INDUSTRIALS 17.6%
Agilent Technologies, Inc.
2.500% due 07/15/2013	200	203
American Airlines Pass-Through Trust
7.858% due 04/01/2013	250	250
Anglo American Capital PLC
9.375% due 04/08/2014	400	465
Anheuser-Busch InBev Worldwide, Inc.
0.802% due 01/27/2014	400	403
ArcelorMittal USA, Inc.
6.500% due 04/15/2014	200	214
Barrick Gold Corp.
1.750% due 05/30/2014	100	101
Boston Scientific Corp.
5.450% due 06/15/2014	300	323
Case New Holland, Inc.
7.750% due 09/01/2013	110	115
Charter Communications Operating LLC
8.000% due 04/30/2012	150	153
Codelco, Inc.
5.500% due 10/15/2013	125	134
Comcast Cable Holdings LLC
7.875% due 08/01/2013	400	445
Cox Communications, Inc.
7.125% due 10/01/2012	425	450
CSN Islands VIII Corp.
9.750% due 12/16/2013	100	111
Daimler Finance North America LLC
0.973% due 03/28/2014	500	500
1.543% due 09/13/2013	250	250
Danaher Corp.
0.602% due 06/21/2013	500	501
DCP Midstream LLC
9.700% due 12/01/2013	250	287
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	50	50
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	400	427
DISH DBS Corp.
6.375% due 10/01/2011	200	200
Dow Chemical Co.
4.850% due 08/15/2012	450	463
Encana Corp.
4.750% due 10/15/2013	200	212
6.300% due 11/01/2011	100	100
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	219
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	450	476
General Mills, Inc.
0.640% due 05/16/2014	250	250
6.000% due 02/15/2012	91	93
Georgia-Pacific LLC
7.125% due 01/15/2017	290	305
8.250% due 05/01/2016	200	221
Hewlett-Packard Co.
0.719% due 05/30/2014	475	462
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	250	266
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	269
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	100	102
Johnson Controls, Inc.
0.674% due 02/04/2014	350	350
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	104
7.125% due 03/15/2012	250	257
Kraft Foods, Inc.
5.625% due 11/01/2011	52	52
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	200	214
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	100	102
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	110
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	300	307
Reynolds American, Inc.
7.250% due 06/01/2012	250	260
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	200	206
Rockies Express Pipeline LLC
6.250% due 07/15/2013	200	214

Sanofi
0.563% due 03/28/2013		400	401
Shell International Finance BV
0.705% due 06/22/2012		100	100
Southwest Airlines Co.
10.500% due 12/15/2011		300	305
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		200	205
Steel Dynamics, Inc.
7.375% due 11/01/2012		350	359
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013		350	339
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012		100	101
UST LLC
6.625% due 07/15/2012		750	781
Volkswagen International Finance NV
0.984% due 04/01/2014		200	201
1.875% due 04/01/2014		300	300
WM Wrigley Jr. Co.
2.450% due 06/28/2012		400	405

			14,693

UTILITIES 4.0%
Appalachian Power Co.
5.650% due 08/15/2012		382	396
BP Capital Markets PLC
0.937% due 03/11/2014		200	200
5.250% due 11/07/2013		100	108
Crown Castle Towers LLC
3.214% due 08/15/2035		200	203
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012		200	215
Majapahit Holding BV
7.250% due 10/17/2011		100	100
NGPL PipeCo LLC
6.514% due 12/15/2012		450	469
Qwest Corp.
8.875% due 03/15/2012		400	414
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		250	257
Sprint Capital Corp.
8.375% due 03/15/2012		100	102
Telecom Italia Capital S.A.
5.250% due 11/15/2013		200	196
Verizon Wireless Capital LLC
7.375% due 11/15/2013		200	224
Vodafone Group PLC
5.375% due 01/30/2015		400	446

			3,330

Total Corporate Bonds & Notes (Cost $39,875)			39,516

CONVERTIBLE BONDS & NOTES 0.6%
BANKING & FINANCE 0.2%
Boston Properties LP
2.875% due 02/15/2037		200	202

INDUSTRIALS 0.4%
Transocean, Inc.
1.500% due 12/15/2037		300	294

Total Convertible Bonds & Notes (Cost $496)			496

MUNICIPAL BONDS & NOTES 0.9%
ARKANSAS 0.3%
Arkansas State Student Loan Authority
1.212% due 11/25/2043		219	217

CALIFORNIA 0.3%
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050		250	255

NEW JERSEY 0.1%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.347% due 06/15/2013		100	100

NEW YORK 0.2%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013		200	202

Total Municipal Bonds & Notes (Cost $768)			774

U.S. GOVERNMENT AGENCIES 23.5%
Fannie Mae
0.288% due 12/25/2036		24	23
0.355% due 03/25/2034		18	18
0.385% due 08/25/2034		5	5
0.435% due 10/27/2037		100	99
0.585% due 05/25/2042		12	12
0.785% due 09/25/2041		687	691
0.815% due 06/25/2041		379	381
0.891% due 01/01/2021		198	199
1.452% due 03/01/2044 - 07/01/2044		51	53
1.750% due 08/10/2012		500	506
2.751% due 10/01/2031		3	3
4.000% due 05/01/2026 - 07/01/2026		3,000	3,171
4.500% due 01/01/2013 - 11/25/2029		1,570	1,642
Federal Farm Credit Bank
0.216% due 08/13/2012		1,000	1,001
0.244% due 09/07/2012		1,500	1,501
Federal Home Loan Bank
0.375% due 01/29/2013		5,000	5,005
Freddie Mac
0.275% due 12/25/2036		60	60
0.459% due 02/15/2019		123	123
0.500% due 08/23/2013		3,000	2,995
0.579% due 06/15/2031		5	5
0.679% due 09/15/2041		500	501
0.729% due 02/15/2041		248	248
1.451% due 10/25/2044		157	162
1.452% due 02/25/2045		167	161
1.652% due 07/25/2044		62	63
5.000% due 01/15/2018		2	2
5.500% due 08/15/2030		1	1
Ginnie Mae
2.000% due 02/20/2032		12	13
NCUA Guaranteed Notes
0.574% due 12/07/2020		249	249
0.594% due 11/06/2017		311	311
0.784% due 12/08/2020		233	235
1.600% due 10/29/2020		184	187

Total U.S. Government Agencies (Cost $19,601)			19,626

MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
5.217% due 11/25/2035		1,110	775
Arkle Master Issuer PLC
0.382% due 02/17/2052		150	150
1.442% due 05/17/2060		100	100
Banc of America Large Loan, Inc.
0.739% due 08/15/2029		59	54
Banc of America Mortgage Securities, Inc.
3.433% due 07/20/2032		1	1
BCAP LLC Trust
2.842% due 11/26/2035		100	95
BCRR Trust
4.230% due 12/22/2035		72	73
4.230% due 02/22/2041		100	102
Bear Stearns Adjustable Rate Mortgage Trust
2.957% due 01/25/2034		7	6
Bear Stearns Alt-A Trust
2.772% due 09/25/2035		38	26
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		23	21
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		100	101
Commercial Mortgage Pass-Through Certificates
0.319% due 06/15/2022		4	4
0.329% due 12/15/2020		37	36
Countrywide Alternative Loan Trust
0.380% due 05/20/2046		3	3
Countrywide Home Loan Mortgage Pass-Through Trust
0.575% due 06/25/2035		31	27
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		6	5
1.836% due 05/25/2032		1	1
2.439% due 06/25/2033		30	28
European Loan Conduit
1.685% due 05/15/2019	EUR	30	34
Extended Stay America Trust
3.330% due 01/05/2013 (a)		$246	9
First Republic Mortgage Loan Trust
0.529% due 08/15/2032		26	25
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		60	60
Fosse Master Issuer PLC
1.650% due 10/18/2054		200	199
Greenpoint Mortgage Funding Trust
0.455% due 06/25/2045		45	28
GSR Mortgage Loan Trust
2.738% due 09/25/2035		39	36
Harborview Mortgage Loan Trust
0.450% due 05/19/2035		61	37
Holmes Master Issuer PLC
0.349% due 07/15/2020		500	495
JPMorgan Chase Commercial Mortgage Securities Corp.
2.749% due 11/15/2043		95	95
Mellon Residential Funding Corp.
0.669% due 12/15/2030		10	9
MLCC Mortgage Investors, Inc.
1.222% due 10/25/2035		21	17
Structured Asset Mortgage Investments, Inc.
0.465% due 05/25/2045		71	41
0.480% due 07/19/2035		10	7
0.890% due 09/19/2032		7	6
Thornburg Mortgage Securities Trust
0.335% due 03/25/2037		45	44
0.345% due 11/25/2046		32	32

Wachovia Bank Commercial Mortgage Trust
5.926% due 06/15/2049		177	179
WaMu Mortgage Pass-Through Certificates
1.242% due 02/25/2046		33	23
1.242% due 08/25/2046		47	30
1.442% due 11/25/2042		17	14
1.642% due 06/25/2042		4	3

Total Mortgage-Backed Securities (Cost $3,263)			3,031

ASSET-BACKED SECURITIES 4.9%
ACE Securities Corp.
0.285% due 12/25/2036		5	5
Babson CLO Ltd.
0.606% due 11/15/2016		118	115
Bear Stearns Asset-Backed Securities Trust
0.285% due 11/25/2036		6	5
0.315% due 10/25/2036		9	8
0.895% due 10/25/2032		2	2
Carrington Mortgage Loan Trust
0.335% due 06/25/2037		35	32
Chase Issuance Trust
1.779% due 04/15/2014		100	101
Citibank Omni Master Trust
2.329% due 05/16/2016		350	353
2.979% due 08/15/2018		200	209
4.900% due 11/15/2018		300	327
Countrywide Asset-Backed Certificates
0.715% due 12/25/2031		2	1
0.975% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.975% due 08/25/2032		2	2
Ford Auto Securitization Trust
1.793% due 09/15/2013	CAD	54	52
1.926% due 06/15/2013		157	150
Ford Credit Auto Owner Trust
0.219% due 08/15/2012		$169	169
2.729% due 05/15/2013		80	80
Irwin Home Equity Corp.
0.775% due 07/25/2032		2	1
JPMorgan Mortgage Acquisition Corp.
0.285% due 10/25/2036		4	4
MASTR Asset-Backed Securities Trust
0.285% due 11/25/2036		3	1
Nelnet Student Loan Trust
0.953% due 07/25/2018		197	197
New Century Home Equity Loan Trust
0.495% due 06/25/2035		21	19
Panhandle-Plains Higher Education Authority, Inc.
0.758% due 10/01/2018		500	500
Renaissance Home Equity Loan Trust
0.595% due 11/25/2034		9	7
0.675% due 08/25/2033		10	8
0.735% due 12/25/2033		43	35
SLM Student Loan Trust
0.383% due 04/25/2017		46	46
0.547% due 12/17/2018		289	288
0.753% due 10/25/2017		400	400
1.753% due 04/25/2023		155	159
3.500% due 08/17/2043		184	182
4.500% due 11/16/2043		329	315
6.229% due 07/15/2042		295	277
Structured Asset Securities Corp.
0.815% due 01/25/2033		3	3

Total Asset-Backed Securities (Cost $4,100)			4,054

SOVEREIGN ISSUES 3.6%
Bank of England Euro Note
1.375% due 03/07/2014		400	407
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	331
Export-Import Bank of Korea
1.393% due 03/13/2012		400	400
Japan Finance Corp.
1.500% due 07/06/2012		400	403
Kommunalbanken A/S
3.375% due 11/15/2011		200	201
Mexico Government International Bond
6.250% due 06/16/2016	MXN	9,160	688
Province of Ontario Canada
1.875% due 11/19/2012		$300	304
Qatar Government International Bond
5.150% due 04/09/2014		250	271

Total Sovereign Issues (Cost $3,048)			3,005

SHORT-TERM INSTRUMENTS 25.5%
CERTIFICATES OF DEPOSIT 1.1%
Banco Bradesco S.A.
1.955% due 01/24/2013		250	252
Intesa Sanpaolo SpA
0.750% due 01/19/2012		400	400
Itau Unibanco Holding S.A.
0.000% due 10/17/2011		250	250

			902

REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 10/03/2011		611	611

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $629. Repurchase proceeds are $611.)
SHORT-TERM NOTES 1.4%
Holmes Master Issuer PLC
0.354% due 07/15/2012		800	800
0.379% due 10/15/2011		400	400

			1,200

MEXICO TREASURY BILLS 1.9%
4.243% due 10/06/2011 - 11/10/2011 (b)	MXN	21,792	1,558

U.S. TREASURY BILLS 0.0%
0.035% due 03/01/2012 (e)		$27	27

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 20.4%
		1,701,985	17,042

Total Short-Term Instruments (Cost $21,610)			21,340

PURCHASED OPTIONS (g) 0.0%
(Cost $36)			7

Total Investments 109.9% (Cost $92,797)			$91,849
Written Options (h) (0.2%) (Premiums $163)			(150)
Other Assets and Liabilities (Net) (9.7%)			(8,098)

Net Assets 100.0%			$83,601

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $196 at a weighted average interest rate of -0.600%. On September 30, 2011, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $27 and cash of $8 have been pledged as collateral for the following open futures contracts on September 30, 2011:

(f)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CBK	1.000%	03/20/2013	1.791%	$300	$(3)	$2	$(5)
ArcelorMittal	BRC	1.000%	03/20/2013	5.106%	300	(17)	(2)	(15)
ArcelorMittal	MYC	1.000%	06/20/2014	6.049%	200	(25)	(3)	(22)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	1.318%	75	(1)	1	(2)
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2011	0.878%	300	0	1	(1)
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	1.386%	100	13	(3)	16
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2014	0.834%	200	1	1	0
Ensco PLC	FBF	1.000%	03/20/2014	1.056%	250	0	(2)	2
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	03/20/2013	0.963%	300	0	4	(4)
Pacific Gas & Electric Co.	JPM	1.000%	12/20/2011	0.477%	400	1	2	(1)
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	1.136%	200	0	(1)	1
Teck Resources Ltd.	CBK	1.000%	03/20/2013	1.005%	300	0	4	(4)

						$(31)	$4	$(35)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.250%	04/30/2012	$15,800	$36	$7

(h)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar March Futures	$99.375	03/19/2012	5	$2	$(2)
Put - CME 90-Day Eurodollar March Futures	99.375	03/19/2012	5	4	(2)

				$6	$(4)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.000%	04/30/2012	$15,800	$47	$(73)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	31,600	29	(6)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	8,000	17	(14)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	8,000	17	(14)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013	24,800	18	(16)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013	24,800	17	(20)

							$145	$(143)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	UAG	JPY 73.800	11/01/2011	$1,200	$12	$(3)

(i)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	117	11/2011	DUB	$6	$0	$6
Sell		118	11/2011	RBC	7	0	7
Buy	CLP	10,534	10/2011	JPM	0	(2)	(2)
Sell	CNY	3	11/2011	CBK	0	0	0
Buy		366	11/2011	JPM	0	0	0
Buy		133	02/2012	DUB	0	0	0
Sell		690	02/2013	BRC	2	0	2
Buy		1,469	02/2013	DUB	0	(3)	(3)
Sell	DKK	4,060	01/2012	JPM	0	(23)	(23)
Buy		4,000	01/2012	RYL	0	(34)	(34)
Sell	EUR	233	10/2011	FBL	12	0	12
Sell		482	10/2011	JPM	25	0	25
Sell		233	10/2011	MSC	13	0	13
Buy		274	10/2011	RBC	0	(5)	(5)
Sell		274	10/2011	RBC	5	0	5
Buy	INR	11,460	07/2012	JPM	0	(21)	(21)
Sell	JPY	20,203	10/2011	CBK	0	(11)	(11)
Sell	MXN	4,594	10/2011	RYL	60	0	60
Sell		7,424	11/2011	BRC	64	0	64
Buy		109	11/2011	DUB	0	(1)	(1)
Sell		9,713	11/2011	HUS	50	0	50
Buy		4,766	11/2011	MSC	0	(64)	(64)
Sell		4,776	11/2011	UAG	62	0	62
Buy	ZAR	213	10/2011	HUS	0	(4)	(4)

					$306	$(168)	$138

(j) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$21,493	$0	$21,493
Industrials	0	14,393	300	14,693
Utilities	0	3,330	0	3,330
Convertible Bonds & Notes
Banking & Finance	0	202	0	202
Industrials	0	294	0	294
Municipal Bonds & Notes
Arkansas	0	217	0	217
California	0	255	0	255
New Jersey	0	100	0	100
New York	0	202	0	202
U.S. Government Agencies	0	18,831	795	19,626
Mortgage-Backed Securities	0	3,031	0	3,031
Asset-Backed Securities	0	4,054	0	4,054
Sovereign Issues	0	3,005	0	3,005
Short-Term Instruments
Certificates of Deposit	0	902	0	902
Repurchase Agreements	0	611	0	611
Short-Term Notes	0	1,200	0	1,200
Mexico Treasury Bills	0	1,558	0	1,558
U.S. Treasury Bills	0	27	0	27
PIMCO Short-Term Floating NAV Portfolio	17,042	0	0	17,042
Purchased Options
Interest Rate Contracts	0	7	0	7
	$17,042	$73,712	$1,095	$91,849

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	19	0	19
Foreign Exchange Contracts	0	306	0	306
	$0	$325	$0	$325

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(54)	0	(54)
Foreign Exchange Contracts	0	(171)	0	(171)
Interest Rate Contracts	0	(147)	0	(147)

	$0	$(372)	$0	$(372)

Totals	$17,042	$73,665	$1,095	$91,802

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (8)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$700	$0	$0	$0	$2	$0	$(702)	$0	$0
Industrials	358	515	(556)	(11)	(1)	(5)	0	0	300	(7)
U.S. Government Agencies	942	0	(150)	0	0	3	0	0	795	1
Mortgage-Backed Securities	1	0	0	0	0	(1)	0	0	0	0
Asset-Backed Securities	311	0	(155)	0	7	(13)	0	(150)	0	0
Short-Term Instruments
Certificates of Deposit	300	0	(302)	0	2	0	0	0	0	0

	$1,912	$1,215	$(1,163)	$(11)	$8	$(14)	$0	$(852)	$1,095	$(6)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
HCA, Inc.
3.496% due 03/31/2017		$4,400	$4,156
Petroleum Export V Ltd.
3.351% due 12/20/2012		5,513	5,493
Springleaf Finance Corp.
5.500% due 05/10/2017		15,700	13,796
TXU U.S. Holdings Co.
4.772% due 10/10/2017		3,709	2,498

Total Bank Loan Obligations (Cost $28,760)			25,943

CORPORATE BONDS & NOTES 34.9%
BANKING & FINANCE 25.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	6,150
Ally Financial, Inc.
3.478% due 02/11/2014		6,100	5,610
3.751% due 06/20/2014		500	457
4.500% due 02/11/2014		500	459
6.250% due 12/01/2017		12,200	10,681
6.750% due 12/01/2014		200	192
6.875% due 08/28/2012		5,700	5,821
7.000% due 02/01/2012		2,300	2,320
7.500% due 09/15/2020		900	818
8.300% due 02/12/2015		11,100	11,003
American Express Bank FSB
0.375% due 06/12/2012		500	498
6.000% due 09/13/2017		3,900	4,395
American Express Centurion Bank
5.550% due 10/17/2012		9,840	10,257
6.000% due 09/13/2017		3,900	4,386
American Express Co.
7.000% due 03/19/2018		200	237
American Express Credit Corp.
5.875% due 05/02/2013		700	743
6.625% due 09/24/2012	GBP	4,100	6,635
American General Institutional Capital
7.570% due 12/01/2045		$10,000	9,100
8.125% due 03/15/2046		3,200	2,976
American International Group, Inc.
0.360% due 10/18/2011		100	100
4.900% due 06/02/2014	CAD	6,000	5,636
4.950% due 03/20/2012		$1,800	1,811
5.050% due 10/01/2015		12,500	12,251
5.450% due 05/18/2017		1,100	1,057
5.600% due 10/18/2016		6,100	6,045
5.850% due 01/16/2018		31,900	31,717
6.250% due 03/15/2037		2,100	1,465
6.400% due 12/15/2020		3,400	3,474
8.000% due 05/22/2068	EUR	12,900	13,567
8.175% due 05/15/2068		$3,000	2,659
8.250% due 08/15/2018		12,600	14,018
ANZ National International Ltd.
6.200% due 07/19/2013		12,600	13,462
Australia & New Zealand Banking Group Ltd.
1.119% due 05/08/2013		16,400	16,458
2.125% due 01/10/2014		1,400	1,406
Banco do Brasil S.A.
2.947% due 07/02/2014		7,600	7,648
Banco Santander Brasil S.A.
2.450% due 03/18/2014		1,000	968
4.250% due 01/14/2016		1,800	1,703
4.500% due 04/06/2015		13,100	12,707
Banco Santander Chile
1.501% due 04/20/2012		11,600	11,610
Bank of America Corp.
0.616% due 08/15/2016		2,800	2,132
1.673% due 01/30/2014		30,400	27,553
6.000% due 09/01/2017		7,000	6,748
6.500% due 08/01/2016		32,700	32,526
Bank of America N.A.
6.000% due 10/15/2036		2,100	1,928
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,107
Bank of Montreal
2.850% due 06/09/2015		4,700	4,967
Bank of Nova Scotia
1.650% due 10/29/2015		5,200	5,247
Banque PSA Finance S.A.
2.146% due 04/04/2014		12,100	11,417
Barclays Bank PLC
5.450% due 09/12/2012		40,000	41,010
6.000% due 01/23/2018	EUR	15,000	18,009
6.050% due 12/04/2017		$1,800	1,656
10.179% due 06/12/2021		2,080	2,232
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,008
6.500% due 03/10/2021		6,400	5,968
BBVA U.S. Senior S.A.U
2.415% due 05/16/2014		39,700	38,268
Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	31,742
BNP Paribas S.A.
0.646% due 04/08/2013		7,100	6,815
1.146% due 01/10/2014		21,100	19,693
5.186% due 06/29/2049		15,600	10,920
BPCE S.A.
2.375% due 10/04/2013		2,100	2,045
BRFkredit A/S
0.499% due 04/15/2013		21,800	21,816
C10 Capital SPV Ltd.
6.722% due 12/29/2049		4,300	2,021
CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,140
7.000% due 05/01/2014		3,123	3,189
Citigroup Capital XXI
8.300% due 12/21/2077		19,500	19,159
Citigroup, Inc.
0.607% due 06/09/2016		13,100	10,919
1.136% due 02/15/2013		13,600	13,414
1.696% due 01/13/2014		13,400	13,051
2.286% due 08/13/2013		5,900	5,839
5.300% due 10/17/2012		2,200	2,255
5.365% due 03/06/2036 (m)	CAD	4,700	3,335
5.500% due 08/27/2012		$5,500	5,645
5.500% due 04/11/2013		40,900	42,114
5.625% due 08/27/2012		4,400	4,481
5.850% due 07/02/2013		1,400	1,451
6.000% due 02/21/2012		3,789	3,848
6.125% due 05/15/2018		3,000	3,226
6.125% due 08/25/2036		6,000	5,101
8.500% due 05/22/2019		2,100	2,543
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	15,700	19,147
11.000% due 12/29/2049		$975	1,176
Countrywide Financial Corp.
5.800% due 06/07/2012		20,200	20,262
Credit Agricole Home Loan SFH
1.002% due 07/21/2014		31,000	30,267
Credit Agricole S.A.
1.702% due 01/21/2014		26,400	24,854
Credit Suisse
2.200% due 01/14/2014		4,800	4,761
DBS Bank Ltd.
0.510% due 05/16/2017		1,000	980
Deutsche Bank AG
6.000% due 09/01/2017		24,100	26,601
Dexia Credit Local
0.731% due 03/05/2013		48,000	47,894
Dexia Credit Local S.A.
0.733% due 04/29/2014		21,700	20,452
FCE Bank PLC
7.125% due 01/16/2012	EUR	5,100	6,884
7.125% due 01/15/2013		700	959
FIH Erhvervsbank A/S
0.708% due 06/13/2013		$76,000	75,985
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		1,500	1,497
7.000% due 10/01/2013		500	526
7.000% due 04/15/2015		7,500	7,894
7.250% due 10/25/2011		32,000	32,040
7.500% due 08/01/2012		17,500	17,862
8.000% due 06/01/2014		300	318
8.000% due 12/15/2016		500	547
8.700% due 10/01/2014		3,600	3,899
Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	7,900	10,691
General Electric Capital Corp.
5.500% due 09/15/2067		24,100	26,153
5.875% due 01/14/2038		$8,100	8,351
6.375% due 11/15/2067		14,800	13,949
Goldman Sachs Group, Inc.
1.883% due 05/23/2016	EUR	3,600	4,104
1.905% due 02/04/2013		1,400	1,793
5.250% due 07/27/2021		$42,400	41,968
5.950% due 01/18/2018		17,300	17,852
6.125% due 02/14/2017	GBP	1,300	2,081
6.250% due 09/01/2017		$14,900	15,549
6.750% due 10/01/2037		3,300	3,034
Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		3,200	3,032
HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,887
HSBC Finance Corp.
1.804% due 04/05/2013	EUR	4,300	5,606
6.676% due 01/15/2021		$22,500	22,180
HSBC Holdings PLC
6.500% due 05/02/2036		6,400	6,457
6.500% due 09/15/2037		2,900	2,862
ING Bank NV
1.169% due 03/30/2012		57,400	57,337
1.737% due 06/09/2014		7,200	7,083
2.000% due 10/18/2013		2,700	2,633
2.650% due 01/14/2013		1,300	1,292
International Lease Finance Corp.
4.750% due 01/13/2012		1,900	1,890
5.000% due 09/15/2012		2,600	2,554
5.250% due 01/10/2013		2,680	2,596
5.400% due 02/15/2012		16,152	16,071
5.750% due 05/15/2016		1,900	1,691
5.875% due 05/01/2013		1,000	970
6.375% due 03/25/2013		2,580	2,522
6.750% due 09/01/2016		4,500	4,534
Intesa Sanpaolo SpA
2.708% due 02/24/2014		11,600	10,453
IPIC GMTN Ltd.
5.000% due 11/15/2020		4,700	4,841

JPMorgan Chase & Co.
1.097% due 05/02/2014		75,100	74,018
1.786% due 09/26/2013	EUR	900	1,181
6.000% due 01/15/2018		$3,900	4,353
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	11,588
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,218
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,400	2,404
KeyBank N.A.
1.660% due 11/21/2011	EUR	400	537
Kreditanstalt fuer Wiederaufbau
2.000% due 09/07/2016		12,500	16,960
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	100	115
7.869% due 08/25/2020		200	229
7.875% due 11/01/2020		$4,800	3,528
8.000% due 12/29/2049		6,000	4,050
8.500% due 12/29/2049		1,100	754
Lehman Brothers Holdings, Inc.
5.125% due 06/27/2014 (a)	EUR	950	305
5.625% due 01/24/2013 (a)		$3,800	931
6.875% due 05/02/2018 (a)		3,200	796
Lloyds TSB Bank PLC
2.603% due 01/24/2014		6,300	6,137
4.875% due 01/21/2016		6,200	6,121
5.800% due 01/13/2020		21,500	20,501
12.000% due 12/29/2049		32,700	30,040
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,927
Merrill Lynch & Co., Inc.
6.150% due 04/25/2013		10,000	10,009
6.875% due 04/25/2018		17,800	17,847
MetLife Institutional Funding II
1.146% due 04/04/2014		10,800	10,795
MetLife, Inc.
6.400% due 12/15/2066		1,700	1,519
Metropolitan Life Global Funding I
5.125% due 11/09/2011		8,200	8,233
Morgan Stanley
1.233% due 04/29/2013		10,100	9,548
1.870% due 03/01/2013	EUR	13,000	16,481
2.786% due 05/14/2013		$23,100	22,347
5.950% due 12/28/2017		10,600	10,300
7.300% due 05/13/2019		1,200	1,240
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	700	1,004
National Australia Bank Ltd.
0.966% due 04/11/2014		$44,500	44,389
1.202% due 07/25/2014		5,700	5,769
5.350% due 06/12/2013		6,100	6,450
Nationwide Building Society
6.250% due 02/25/2020		9,300	9,400
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,285
Nordea Eiendomskreditt A/S
0.666% due 04/07/2014		20,100	20,100
Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,359
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,516
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	6,220
RCI Banque S.A.
2.116% due 04/11/2014		41,600	39,384
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,184
Royal Bank of Scotland Group PLC
0.529% due 10/14/2016		500	356
0.946% due 04/11/2016		100	71
1.105% due 09/29/2015		200	148
2.465% due 01/28/2016	EUR	200	202
3.950% due 09/21/2015		$3,200	3,014
6.990% due 10/29/2049		12,000	7,680
7.648% due 08/29/2049		1,500	982
Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012		42,900	42,591
Santander UK PLC
1.833% due 10/10/2017	EUR	28,700	33,155
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,400	2,316
5.499% due 07/07/2015		13,100	12,985
SLM Corp.
0.483% due 10/25/2011		200	199
0.553% due 01/27/2014		1,650	1,515
1.785% due 11/15/2011	EUR	1,000	1,341
1.858% due 06/17/2013		200	255
3.125% due 09/17/2012		5,200	6,868
4.875% due 12/17/2012	GBP	2,800	4,288
5.000% due 10/01/2013		$3,200	3,134
5.000% due 04/15/2015		5,000	4,669
5.125% due 08/27/2012		5,780	5,779
5.375% due 05/15/2014		500	493
6.250% due 01/25/2016		1,900	1,868
8.000% due 03/25/2020		14,500	14,351
8.450% due 06/15/2018		11,300	11,780
Societe Generale S.A.
0.461% due 10/20/2016		12,500	12,617
1.296% due 04/11/2014		2,700	2,419
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	2,000	2,387
4.125% due 11/29/2013		10,000	11,826
SSIF Nevada LP
0.949% due 04/14/2014		$68,400	68,449
State Bank of India
4.500% due 07/27/2015		6,000	6,013
State Street Capital Trust III
5.337% due 01/29/2049		6,800	6,804
State Street Capital Trust IV
1.347% due 06/01/2077		1,000	690
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,461	8,753
Stone Street Trust
5.902% due 12/15/2015		9,500	9,851
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,149
Temasek Financial I Ltd.
4.300% due 10/25/2019		4,600	4,927
Turkiye Garanti Bankasi A/S
2.751% due 04/20/2016		3,100	2,821
UBS AG
1.253% due 01/28/2014		1,900	1,878
1.403% due 02/23/2012		8,500	8,523
5.750% due 04/25/2018		4,600	4,743
5.875% due 12/20/2017		4,700	4,846
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	323
USB Capital IX
3.500% due 10/29/2049		900	636
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		2,600	2,490
Wachovia Corp.
0.379% due 10/15/2011		8,100	8,100
1.685% due 02/13/2014	EUR	5,200	6,728
5.500% due 05/01/2013		$8,300	8,824
5.750% due 02/01/2018		16,900	19,086
Wells Fargo & Co.
5.063% due 05/10/2012	AUD	35,470	34,081
Westpac Banking Corp.
0.730% due 07/16/2014		$3,000	3,038
1.099% due 03/31/2014 (g)		22,200	22,287
3.585% due 08/14/2014		4,900	5,238
Weyerhaeuser Co.
7.375% due 03/15/2032		4,900	4,908
ZFS Finance USA Trust IV
5.875% due 05/09/2062		1,285	1,278

			2,231,684

INDUSTRIALS 7.0%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,894
9.700% due 11/10/2018		6,400	8,502
Amgen, Inc.
6.150% due 06/01/2018		1,200	1,463
Anheuser-Busch InBev Worldwide, Inc.
0.802% due 01/27/2014		32,400	32,666
4.125% due 01/15/2015		21,500	23,328
5.375% due 01/15/2020		21,500	25,125
AstraZeneca PLC
5.900% due 09/15/2017		2,500	2,993
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,491
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		16,000	11,000
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,300	16,283
Codelco, Inc.
6.150% due 10/24/2036		700	854
Comcast Corp.
5.875% due 02/15/2018		1,700	1,974
6.450% due 03/15/2037		1,700	1,967
CSN Islands XI Corp.
6.875% due 09/21/2019		3,000	3,188
CSN Resources S.A.
6.500% due 07/21/2020		20,600	21,620
Daimler Finance North America LLC
1.543% due 09/13/2013		8,000	8,006
Dolphin Energy Ltd.
5.888% due 06/15/2019		2,651	2,854
Dow Chemical Co.
4.850% due 08/15/2012		12,100	12,461
6.000% due 10/01/2012		5,090	5,324
Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,405
El Paso Corp.
7.800% due 08/01/2031		900	1,052
7.875% due 06/15/2012		3,900	4,047
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,900	1,881
6.212% due 11/22/2016		1,200	1,212
7.343% due 04/11/2013		1,700	1,762
8.146% due 04/11/2018		6,700	7,420
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		636	670
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013		1,500	1,587
General Mills, Inc.
6.470% due 10/15/2012		61,750	64,529

Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	1,966
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	4,883
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,477
HCA, Inc.
6.500% due 02/15/2020		5,600	5,488
7.875% due 02/15/2020		600	624
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,757
International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,861
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		16,100	18,367
Kraft Foods, Inc.
2.625% due 05/08/2013		4,000	4,085
Noble Group Ltd.
4.875% due 08/05/2015		4,800	4,464
6.625% due 08/05/2020		5,000	4,425
6.750% due 01/29/2020		7,100	6,258
Novatek Finance Ltd.
5.326% due 02/03/2016		2,500	2,469
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		15,700	15,700
Oracle Corp.
4.950% due 04/15/2013		13,100	13,948
5.750% due 04/15/2018		12,900	15,407
Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,323
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	248
7.500% due 12/18/2013	GBP	200	331
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	44,811
Petroleos Mexicanos
5.500% due 01/21/2021		17,200	18,232
6.500% due 06/02/2041		29,000	30,305
PPG Industries, Inc.
1.900% due 01/15/2016		8,700	8,676
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	11,189
Reynolds American, Inc.
7.250% due 06/01/2012		5,000	5,198
Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,191
Total Capital S.A.
4.450% due 06/24/2020		2,600	2,916
Union Pacific Corp.
4.163% due 07/15/2022		12,075	12,935
UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,459
Vale Overseas Ltd.
4.625% due 09/15/2020		2,000	1,960
5.625% due 09/15/2019		16,600	17,546
6.250% due 01/23/2017		1,300	1,412
6.875% due 11/21/2036		1,300	1,408
6.875% due 11/10/2039		3,100	3,363
Vivendi S.A.
5.750% due 04/04/2013		14,800	15,620
Volkswagen International Finance NV
0.824% due 10/01/2012		27,500	27,558

			606,418

UTILITIES 2.1%
AES Corp.
7.375% due 07/01/2021		1,500	1,425
AT&T, Inc.
4.950% due 01/15/2013		5,200	5,448
5.500% due 02/01/2018		5,200	6,017
6.300% due 01/15/2038		3,600	4,148
Carolina Power & Light Co.
6.500% due 07/15/2012		2,325	2,428
Cleco Power LLC
6.000% due 12/01/2040		19,500	23,300
DTE Energy Co.
1.031% due 06/03/2013		4,700	4,694
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		1,400	1,358
Entergy Corp.
3.625% due 09/15/2015		12,200	12,230
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		700	782
10.500% due 03/25/2014		1,000	1,116
Korea Electric Power Corp.
5.125% due 04/23/2034		90	94
Majapahit Holding BV
7.250% due 06/28/2017		4,700	5,099
7.750% due 10/17/2016		3,405	3,792
7.750% due 01/20/2020		3,100	3,460
8.000% due 08/07/2019		5,100	5,763
NGPL PipeCo LLC
6.514% due 12/15/2012		5,800	6,039
NRG Energy, Inc.
8.250% due 09/01/2020		8,400	7,980
Public Service Electric & Gas Co.
5.300% due 05/01/2018		11,600	13,763
Qtel International Finance Ltd.
3.375% due 10/14/2016		11,300	11,364
4.750% due 02/16/2021		4,200	4,216
Qwest Corp.
3.597% due 06/15/2013		10,841	10,922
8.875% due 03/15/2012		24,700	25,595
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	2,873
6.750% due 09/30/2019		2,000	2,385
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,218
6.625% due 03/20/2017		1,000	1,002
7.875% due 03/13/2018		5,700	5,985
Verizon Communications, Inc.
5.250% due 04/15/2013		1,500	1,595
Virginia Electric and Power Co.
4.750% due 03/01/2013		1,000	1,052
Vodafone Group PLC
5.000% due 12/16/2013		3,960	4,274

			181,417

Total Corporate Bonds & Notes (Cost $3,024,376)			3,019,519

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Transocean, Inc.
1.500% due 12/15/2037		37,100	36,775

Total Convertible Bonds & Notes (Cost $34,558)			36,775

MUNICIPAL BONDS & NOTES 4.2%
CALIFORNIA 1.9%
Acalanes, California Union High School District General Obligation Bonds, Series 2011
0.000% due 08/01/2046		9,300	806
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,200	2,625
California State Bay Area Toll Authority Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		2,700	3,510
7.043% due 04/01/2050		8,600	11,544
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		5,100	6,145
7.550% due 04/01/2039		2,000	2,453
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		5,800	7,182
7.700% due 11/01/2030		100	114
7.950% due 03/01/2036		29,300	33,275
California State Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,200	2,590
California State Palomar Community College District General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		1,300	1,437
California State Riverside Community College District General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		400	430
7.021% due 08/01/2040		700	752
Fresno, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2024		3,000	1,417
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,400	892
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		8,200	9,674
Los Angeles County, California Public Works Financing Authority, Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,200	1,479
7.618% due 08/01/2040		1,800	2,228
Los Angeles, California Department of Water & Power Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050		2,700	3,597
Los Angeles, California Unified School District General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023		11,800	12,396
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		8,100	10,086
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		2,000	2,302
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032		4,185	4,198

San Francisco, California City & County Public Utilities Commission Revenue Notes, (BABs), Series 2010
6.950% due 11/01/2050	26,285	34,887
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,037
5.125% due 06/01/2046	655	428
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	1,200	1,396
6.548% due 05/15/2048	4,700	5,681
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,018

		165,579

COLORADO 0.1%
Colorado State Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	3,945

CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	20,818

FLORIDA 0.1%
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,190

ILLINOIS 0.1%
Chicago, Illinois Transit Authority Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,673
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	2,400	2,547
6.900% due 03/01/2035	1,000	1,089
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	4,300	4,436
Illinois State General Obligation Notes, Series 2011
4.511% due 03/01/2015	1,900	1,985

		12,730

IOWA 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	850	803

NEBRASKA 0.1%
Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,488

NEVADA 0.1%
Clark County, Nevada Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,081

NEW JERSEY 0.6%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.347% due 06/15/2013	15,900	15,960
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	1,875
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	33,775

		51,610

NEW YORK 0.5%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	30,325
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,596
6.282% due 06/15/2042	2,100	2,406
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.912% due 06/15/2031	5,130	6,200
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,909

		44,436

OHIO 0.1%
Ohio State American Municipal Power, Inc. Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	5,800	8,250
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	75
6.500% due 06/01/2047	3,600	2,761

		11,086

TEXAS 0.4%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	18,198
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.967% due 02/15/2031	3,390	4,232
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
6.921% due 10/01/2031	6,240	7,873
9.900% due 02/01/2027	2,575	3,163
Texas State Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	2,500	2,952

		36,418

Total Municipal Bonds & Notes (Cost $306,395)		365,184

U.S. GOVERNMENT AGENCIES 26.5%
Fannie Mae
0.295% due 12/25/2036 - 07/25/2037	4,641	4,511
0.485% due 05/25/2037	1,676	1,671
0.545% due 04/25/2037	4,721	4,711
0.585% due 03/25/2044	2,716	2,641
0.645% due 09/25/2035	2,280	2,283
0.685% due 09/25/2035	9,521	9,545
0.935% due 10/25/2037	2,433	2,458
1.135% due 07/25/2039	2,578	2,620
1.452% due 06/01/2043 - 07/01/2044	2,834	2,845
1.625% due 10/26/2015	600	616
1.652% due 09/01/2040	17	17
1.825% due 04/01/2035	4,226	4,368
2.000% due 09/21/2015	3,500	3,625
2.179% due 08/01/2035	1,844	1,912
2.388% due 11/01/2025	1	1
2.393% due 05/25/2035	491	512
2.427% due 01/01/2025	14	14
2.437% due 09/01/2039	29	31
3.330% due 11/21/2021	1,400	1,403
3.928% due 10/01/2032	758	773
4.000% due 04/01/2023 - 10/01/2041	436,717	458,413
4.124% due 11/01/2035	154	159
4.375% due 10/15/2015	700	795
4.500% due 04/01/2023 - 10/01/2041	928,425	986,800
4.542% due 12/01/2036	1,286	1,350
4.738% due 09/01/2034	1,060	1,135
4.986% due 09/01/2035	681	728
5.000% due 02/25/2017 - 10/01/2041	92,536	99,741
5.186% due 08/01/2035	1,031	1,106
5.500% due 09/01/2017 - 10/01/2041	74,856	81,790
6.000% due 09/01/2016 - 01/01/2039	272,594	300,178
6.500% due 11/01/2034	69	77
7.000% due 04/25/2023 - 06/01/2032	1,366	1,613
Federal Housing Administration
7.430% due 01/25/2023	40	40
Freddie Mac
0.379% due 07/15/2019	3,242	3,236
0.529% due 05/15/2036	3,075	3,076
0.679% due 11/15/2030	16	16
0.729% due 09/15/2030	14	14
0.949% due 05/15/2037	936	945
1.452% due 02/25/2045	417	402
2.561% due 01/01/2028	1	1
2.594% due 07/01/2027	1	1
2.615% due 07/01/2030	1	1
4.000% due 10/01/2041	147,000	153,982
4.500% due 04/01/2038 - 04/01/2041	82,347	87,288
4.875% due 06/13/2018	2,500	2,998
5.500% due 10/01/2034 - 10/01/2038	19,238	20,913
6.000% due 07/01/2016 - 10/01/2041	32,576	35,827
6.500% due 03/01/2013 - 10/01/2037	309	338
7.000% due 06/15/2023	793	909
7.500% due 07/15/2030 - 03/01/2032	143	167
8.500% due 08/01/2024	8	10
Ginnie Mae
0.730% due 09/20/2030	12	12
0.829% due 02/16/2030	129	130
1.750% due 02/20/2032	270	279
2.125% due 10/20/2029 - 11/20/2029	125	129
2.375% due 04/20/2026 - 05/20/2030	57	59

2.625% due 07/20/2030		5	6
6.000% due 12/15/2038 - 11/15/2039		238	265
Small Business Administration
5.130% due 09/01/2023		43	48
6.030% due 02/10/2012		697	709
6.290% due 01/01/2021		78	87
7.500% due 04/01/2017		300	330

Total U.S. Government Agencies (Cost $2,227,342)			2,292,660

U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2021 (e)(h)(i)		35,292	36,878
1.125% due 01/15/2021 (e)(h)		43,639	47,703
1.250% due 07/15/2020		9,739	10,769
1.750% due 01/15/2028 (e)(g)(h)		63,742	73,966
2.000% due 01/15/2026 (e)(g)(h)		42,689	50,814
2.375% due 01/15/2025 (g)		24,333	30,104
2.375% due 01/15/2027		2,689	3,368
2.500% due 01/15/2029 (e)(g)(h)(i)		25,572	32,864
3.625% due 04/15/2028		11,455	16,501
3.875% due 04/15/2029		47,145	71,034
U.S. Treasury Notes
0.125% due 09/30/2013 (e)		3,500	3,492
1.375% due 09/30/2018 (e)(i)		76,400	76,137
1.500% due 07/31/2016 (g)		15,200	15,622
1.500% due 08/31/2018 (e)(g)		475,600	478,572
2.125% due 08/15/2021		61,400	62,600
2.625% due 08/15/2020 (e)		113,000	121,210
2.625% due 11/15/2020		97,100	104,003
3.000% due 02/28/2017		900	992
3.125% due 05/15/2021		8,600	9,538
3.375% due 11/15/2019		7,200	8,176
3.500% due 05/15/2020 (e)		39,500	45,298
3.625% due 02/15/2020 (e)		31,000	35,836
3.625% due 02/15/2021 (e)(g)(i)		306,190	354,272

Total U.S. Treasury Obligations (Cost $1,684,797)			1,689,749

MORTGAGE-BACKED SECURITIES 6.4%
American Home Mortgage Investment Trust
2.218% due 02/25/2045		1,669	1,339
Arkle Master Issuer PLC
0.382% due 02/17/2052		56,000	55,924
Arran Residential Mortgages Funding PLC
2.735% due 05/16/2047	EUR	3,272	4,372
2.735% due 11/19/2047		72,274	96,736
2.935% due 05/16/2047		11,300	15,047
Banc of America Funding Corp.
2.717% due 05/25/2035		$2,469	2,465
Banc of America Large Loan, Inc.
1.979% due 11/15/2015		2,029	1,811
Banc of America Mortgage Securities, Inc.
2.878% due 05/25/2033		2,948	2,736
6.500% due 10/25/2031		266	270
6.500% due 09/25/2033		157	165
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.451% due 01/15/2049		11,600	12,428
5.916% due 02/10/2051		3,200	3,384
5.921% due 05/10/2045		6,400	7,042
BCAP LLC Trust
5.756% due 03/26/2037		1,400	1,061
Bear Stearns Adjustable Rate Mortgage Trust
2.730% due 04/25/2033		403	353
2.743% due 11/25/2034		5,654	4,489
2.767% due 02/25/2033		67	54
2.803% due 07/25/2034		2,162	1,566
2.866% due 01/25/2034		1,009	954
3.105% due 11/25/2030		3	2
3.284% due 11/25/2034		1,561	1,462
4.827% due 01/25/2035		1,302	1,064
5.680% due 02/25/2033		54	52
Bear Stearns Alt-A Trust
2.599% due 05/25/2035		4,007	2,949
2.772% due 09/25/2035		2,445	1,659
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,036
5.471% due 01/12/2045		2,800	3,089
5.700% due 06/11/2050		9,400	10,173
5.703% due 06/11/2050		8,600	9,132
Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036		4,891	2,934
4.719% due 12/26/2046		2,829	1,731
Citigroup Mortgage Loan Trust, Inc.
2.500% due 12/25/2035		921	796
5.070% due 05/25/2035		3,593	3,140
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,107
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,900	5,166
Countrywide Alternative Loan Trust
0.415% due 05/25/2047		3,737	2,043
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		1,177	878
2.774% due 02/20/2035		6,696	5,214
3.033% due 11/25/2034		3,863	2,926
5.750% due 05/25/2033		18	18
Credit Suisse First Boston Mortgage Securities Corp.
4.807% due 06/25/2032		21	17
Credit Suisse Mortgage Capital Certificates
5.824% due 03/15/2039		900	946
European Loan Conduit
1.685% due 05/15/2019	EUR	842	951
Extended Stay America Trust
2.950% due 11/05/2027		$26,195	25,857
First Horizon Alternative Mortgage Securities
2.245% due 09/25/2035		126	84
First Horizon Asset Securities, Inc.
2.652% due 10/25/2035		8,032	6,413
First Nationwide Trust
6.750% due 08/21/2031		3	3
Granite Master Issuer PLC
0.330% due 12/20/2054		5,387	5,109
0.838% due 12/20/2054	GBP	5,265	7,681
Granite Mortgages PLC
1.210% due 01/20/2044		889	1,318
1.305% due 09/20/2044		4,536	6,741
1.815% due 09/20/2044	EUR	570	724
1.988% due 01/20/2044		586	746
Greenpoint Mortgage Funding Trust
0.315% due 10/25/2046		$600	553
0.315% due 01/25/2047 (a)		564	532
Greenpoint Mortgage Pass-Through Certificates
2.810% due 10/25/2033		2,375	1,919
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	423
5.317% due 06/10/2036		915	970
5.444% due 03/10/2039		4,400	4,584
GS Mortgage Securities Corp.
1.142% due 03/06/2020		6,619	6,575
5.396% due 08/10/2038		905	964
GSR Mortgage Loan Trust
2.738% due 09/25/2035		10,855	10,032
5.151% due 11/25/2035		3,943	3,605
Harborview Mortgage Loan Trust
0.420% due 01/19/2038		8,989	5,429
0.450% due 05/19/2035		848	523
2.765% due 07/19/2035		3,420	2,310
Holmes Master Issuer PLC
2.955% due 10/15/2054	EUR	6,300	8,443
Indymac ARM Trust
1.821% due 01/25/2032		$3	2
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	12,435
4.158% due 01/12/2039		5,608	5,776
5.336% due 05/15/2047		6,800	7,054
5.420% due 01/15/2049		20,956	21,831
5.882% due 02/15/2051		2,300	2,456
JPMorgan Mortgage Trust
2.785% due 08/25/2034		16,172	13,937
5.018% due 02/25/2035		1,852	1,767
5.750% due 01/25/2036		2,433	2,291
Merrill Lynch Floating Trust
0.764% due 07/09/2021		12,197	11,751
Merrill Lynch Mortgage Investors, Inc.
0.445% due 02/25/2036		3,315	2,218
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,670
MLCC Mortgage Investors, Inc.
0.485% due 11/25/2035		593	488
1.222% due 10/25/2035		1,203	980
2.072% due 04/25/2035		14,827	12,695
Morgan Stanley Capital
0.290% due 10/15/2020		793	789
5.610% due 04/15/2049		11,352	11,736
5.809% due 12/12/2049		600	648
6.080% due 06/11/2049		3,100	3,303
Morgan Stanley Re-REMIC Trust
5.984% due 08/12/2045		2,200	2,411
Prime Mortgage Trust
0.635% due 02/25/2019		40	39
0.635% due 02/25/2034		390	362
Residential Funding Mortgage Securities
6.500% due 03/25/2032		272	283
Sovereign Commercial Mortgage Securities Trust
5.951% due 07/22/2030		1,001	1,031
Structured Adjustable Rate Mortgage Loan Trust
5.363% due 07/25/2035		933	757
Structured Asset Mortgage Investments, Inc.
0.480% due 07/19/2035		5,192	4,364
0.890% due 09/19/2032		97	80
Structured Asset Securities Corp.
2.230% due 07/25/2032		9	7
2.661% due 02/25/2032		13	12
Suntrust Adjustable Rate Mortgage Loan Trust
5.816% due 02/25/2037		9,904	6,699
Thornburg Mortgage Securities Trust
0.345% due 11/25/2046		2,206	2,196
5.403% due 10/25/2046		19,361	18,615
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020		6,676	5,860
0.319% due 09/15/2021		11,025	10,639
5.308% due 11/15/2048		2,000	2,140
WaMu Mortgage Pass-Through Certificates
0.525% due 10/25/2045		894	692
1.442% due 11/25/2042		397	326
1.642% due 08/25/2042		1,013	843

Wells Fargo Mortgage-Backed Securities Trust
2.731% due 03/25/2036		4,468	3,687
4.795% due 01/25/2035		3,451	3,195
4.930% due 12/25/2034		2,397	2,183

Total Mortgage-Backed Securities (Cost $575,611)			558,467

ASSET-BACKED SECURITIES 2.8%
ACE Securities Corp.
0.285% due 12/25/2036		164	159
Amortizing Residential Collateral Trust
0.878% due 06/25/2032		188	153
Bear Stearns Asset-Backed Securities Trust
0.315% due 10/25/2036		307	296
0.325% due 06/25/2047		889	856
Citibank Omni Master Trust
2.329% due 05/16/2016		44,026	44,408
Credit-Based Asset Servicing & Securitization LLC
0.295% due 11/25/2036		274	186
EMC Mortgage Loan Trust
0.605% due 05/25/2040		332	273
First Franklin Mortgage Loan Asset-Backed Certificates
0.285% due 11/25/2036		19	19
Fremont Home Loan Trust
0.295% due 01/25/2037		274	259
GSPA Monetization Trust
6.422% due 10/09/2029		16,555	15,661
Gulf Stream Compass CLO Ltd.
0.849% due 08/27/2015		1,479	1,453
Hillmark Funding
0.548% due 05/21/2021		24,100	22,346
HSBC Home Equity Loan Trust
0.520% due 01/20/2034		4,738	4,064
JPMorgan Mortgage Acquisition Corp.
0.295% due 03/25/2047		2,054	1,671
Katonah Ltd.
0.733% due 05/18/2015		8,549	8,280
Long Beach Mortgage Loan Trust
0.795% due 10/25/2034		156	115
Marathon Financing BV
0.616% due 10/05/2026		5,427	5,258
Nelnet Student Loan Trust
0.415% due 12/22/2016		1,569	1,567
Penta CLO S.A.
1.934% due 06/04/2024	EUR	2,324	2,777
Plymouth Rock CLO Ltd.
1.790% due 02/16/2019		$17,747	17,592
Sagamore CLO Ltd.
0.789% due 10/15/2015		1,117	1,093
Securitized Asset-Backed Receivables LLC Trust
0.365% due 05/25/2037 (a)		2,771	1,606
Sherwood Castle Funding PLC
1.738% due 03/15/2016	EUR	12,000	15,437
SLM Student Loan Trust
1.788% due 12/15/2023		20,824	26,740
2.879% due 12/16/2019		$1,900	1,936
3.500% due 08/17/2043		5,141	5,109
4.500% due 11/16/2043		5,541	5,303
6.229% due 07/15/2042		48,208	45,189
Structured Asset Securities Corp.
0.815% due 01/25/2033		52	46
Wind River CLO Ltd.
0.680% due 12/19/2016		12,594	12,050

Total Asset-Backed Securities (Cost $252,038)			241,902

SOVEREIGN ISSUES 7.1%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	2,974
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	148	78
10.000% due 01/01/2014		147	77
10.000% due 01/01/2017		5,752	2,875
Canada Government Bond
2.000% due 06/01/2016	CAD	3,400	3,342
2.750% due 09/01/2016		20,500	20,827
3.000% due 12/01/2015		14,600	14,909
3.250% due 06/01/2021		6,500	6,800
3.750% due 06/01/2019		5,600	6,063
4.250% due 06/01/2018		1,200	1,330
4.500% due 06/01/2015		4,900	5,233
Canada Housing Trust No. 1
2.750% due 09/15/2014		11,300	11,249
2.750% due 12/15/2015		10,800	10,806
3.150% due 06/15/2014		3,000	3,012
3.350% due 12/15/2020		6,700	6,800
3.800% due 06/15/2021		16,500	17,289
Export-Import Bank of China
4.875% due 07/21/2015		$900	967
Export-Import Bank of Korea
4.000% due 01/29/2021		5,500	5,118
4.125% due 09/09/2015		12,000	12,165
5.125% due 06/29/2020		3,600	3,673
5.875% due 01/14/2015		29,900	31,957
8.125% due 01/21/2014		5,000	5,607
France Government International Bond
3.250% due 10/25/2021	EUR	114,300	161,686
Instituto de Credito Oficial
3.286% due 03/25/2014		13,500	17,489
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)		10,945	13,517
2.100% due 09/15/2021 (c)		13,872	15,165
2.350% due 09/15/2019 (c)		7,828	9,233
Korea Development Bank
8.000% due 01/23/2014		$3,000	3,335
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,318
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,100	2,167
Mexico Government International Bond
6.000% due 06/18/2015	MXN	401,600	29,897
6.050% due 01/11/2040		$4,200	4,767
6.250% due 06/16/2016	MXN	132,000	9,917
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,838
Province of Ontario Canada
1.375% due 01/27/2014		11,500	11,639
1.600% due 09/21/2016		300	300
1.875% due 09/15/2015		2,500	2,552
4.000% due 06/02/2021	CAD	31,600	32,410
4.200% due 03/08/2018		2,100	2,221
4.200% due 06/02/2020		15,100	15,778
4.300% due 03/08/2017		8,400	8,926
4.400% due 06/02/2019		8,000	8,522
4.600% due 06/02/2039		3,900	4,250
4.700% due 06/02/2037		6,300	6,908
5.500% due 06/02/2018		2,300	2,601
Province of Quebec Canada
4.250% due 12/01/2021		22,200	23,038
4.500% due 12/01/2016		300	321
4.500% due 12/01/2017		4,200	4,503
4.500% due 12/01/2018		5,400	5,782
4.500% due 12/01/2019		1,600	1,705
4.500% due 12/01/2020		300	318
Russia Government International Bond
3.625% due 04/29/2015		$1,200	1,182
South Africa Government International Bond
5.875% due 05/30/2022		500	558
Spain Government Bond
4.650% due 07/30/2025	EUR	26,500	32,316
4.900% due 07/30/2040		2,900	3,317

Total Sovereign Issues (Cost $638,169)			613,627

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc.
6.150% due 12/15/2012		203,996	1,611
DG Funding Trust
0.837% due 12/31/2049		1,239	9,336

Total Preferred Securities (Cost $14,903)			10,947

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 23.5%
CERTIFICATES OF DEPOSIT 2.2%
Abbey National Treasury Services PLC
1.687% due 06/10/2013		$41,500	42,204
Banco Bradesco S.A.
1.955% due 01/24/2013		6,100	6,152
Banco do Brasil S.A.
0.000% due 02/15/2012		39,700	39,463
Bank of Nova Scotia
0.550% due 10/18/2012		24,400	24,503
Intesa Sanpaolo SpA
2.375% due 12/21/2012		31,000	30,133
Itau Unibanco Holding S.A.
0.000% due 12/12/2011		17,700	17,657
0.000% due 02/06/2012		27,500	27,367

			187,479

COMMERCIAL PAPER 1.0%
Erste Abwicklungsanstalt
0.356% due 01/11/2012		43,300	43,261
Kells Funding LLC
0.310% due 11/16/2011		3,000	2,999
Vodafone Group PLC
0.880% due 01/19/2012		36,200	36,150

			82,410

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011		5,624	5,624

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $5,741. Repurchase proceeds are $5,624.)
SHORT-TERM NOTES 0.2%
Banco Santander Brazil S.A.
2.596% due 12/28/2011		10,200	10,169
Export-Import Bank of Korea
1.050% due 03/03/2012	SGD	15,100	11,544

			21,713

MEXICO TREASURY BILLS 0.1%
4.177% due 11/03/2011	MXN	115,300	8,284

U.S. TREASURY BILLS 0.7%
0.021% due 10/20/2011 - 03/29/2012 (b)(e)(f)		$59,519	59,511

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 19.2%
		166,424,515	1,666,409

Total Short-Term Instruments (Cost $2,033,938)			2,031,430

PURCHASED OPTIONS (k) 0.0%
(Cost $474)			827

Total Investments 125.7% (Cost $10,821,361)			$10,887,030
Written Options (l) (0.1%) (Premiums $32,695)			(12,038)
Other Assets and Liabilities (Net) (25.6%)			(2,213,941)

Net Assets 100.0%			$8,661,051

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $123,429 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $2,330 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $57,071 at a weighted average interest rate of 0.081%. On September 30, 2011, securities valued at $310,167 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $29,375 and cash of $34 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2011	799	$(28)
90-Day Eurodollar December Futures	Long	12/2012	2,533	1,196
90-Day Eurodollar December Futures	Long	12/2013	745	1,688
90-Day Eurodollar June Futures	Long	06/2012	13,770	11,562
90-Day Eurodollar June Futures	Long	06/2013	5,118	6,729
90-Day Eurodollar June Futures	Long	06/2014	149	429
90-Day Eurodollar March Futures	Long	03/2012	5,106	3,434
90-Day Eurodollar March Futures	Long	03/2013	7,534	7,706
90-Day Eurodollar March Futures	Long	03/2014	760	1,993
90-Day Eurodollar September Futures	Long	09/2012	6,201	3,898
90-Day Eurodollar September Futures	Long	09/2013	1,987	3,044
U.S. Treasury 10-Year Note December Futures	Long	12/2011	1,452	965

				$42,616

(i)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $931 and cash of $1,632 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	08/26/2021	$14,100	$1,231	$177
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	10,900	(3,792)	(585)

					$(2,561)	$(408)

(j)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2012	6.156%		$10,600	$(66)	$0	$(66)
ArcelorMittal	FBF	1.000%	06/20/2016	6.399%		3,500	(705)	(177)	(528)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	2.189%		5,300	(206)	(94)	(112)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.686%		3,900	(46)	0	(46)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	2.189%		2,600	(101)	(46)	(55)
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	2.189%		2,600	(101)	(47)	(54)
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.786%		700	(20)	(6)	(14)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.743%		1,000	(26)	(14)	(12)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.786%		2,300	(68)	(20)	(48)
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.880%		1,300	(48)	(9)	(39)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.931%		21,600	(890)	(31)	(859)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.786%		1,000	(30)	(16)	(14)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.931%		51,100	(2,106)	(156)	(1,950)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.743%		6,600	(173)	(70)	(103)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.931%		8,100	(334)	(20)	(314)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.743%		8,200	(216)	(209)	(7)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.786%		5,500	(163)	(69)	(94)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.743%		900	(24)	(12)	(12)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.786%		3,300	(98)	(33)	(65)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.931%		25,400	(1,047)	(37)	(1,010)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.743%		10,900	(287)	(120)	(167)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.786%		3,300	(98)	(34)	(64)
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.976%		5,300	(240)	(31)	(209)
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.743%		1,500	(40)	(15)	(25)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.786%		700	(21)	(7)	(14)
China Government International Bond	BPS	1.000%	03/20/2016	1.877%		500	(18)	6	(24)
China Government International Bond	BRC	1.000%	03/20/2016	1.877%		1,000	(37)	12	(49)
China Government International Bond	CBK	1.000%	06/20/2016	1.918%		13,200	(531)	142	(673)
China Government International Bond	DUB	1.000%	06/20/2016	1.918%		6,900	(278)	76	(354)
China Government International Bond	DUB	1.000%	09/20/2016	1.954%		2,000	(88)	11	(99)
China Government International Bond	FBF	1.000%	03/20/2015	1.708%		5,000	(116)	24	(140)
China Government International Bond	GST	1.000%	09/20/2016	1.954%		800	(35)	4	(39)
China Government International Bond	JPM	1.000%	06/20/2016	1.918%		5,500	(221)	59	(280)
China Government International Bond	JPM	1.000%	09/20/2016	1.954%		4,300	(188)	25	(213)
China Government International Bond	MYC	1.000%	09/20/2016	1.954%		2,100	(92)	11	(103)
China Government International Bond	RYL	1.000%	06/20/2016	1.918%		5,100	(205)	54	(259)
China Government International Bond	RYL	1.000%	09/20/2016	1.954%		1,400	(61)	10	(71)
China Government International Bond	UAG	1.000%	09/20/2016	1.954%		700	(30)	4	(34)
Citigroup, Inc.	JPM	1.000%	09/20/2012	2.751%		3,600	(60)	(20)	(40)
Credit Agricole S.A.	BOA	1.000%	06/20/2016	5.304%	EUR	6,900	(1,570)	(725)	(845)
Dell, Inc.	GST	1.000%	06/20/2018	1.875%		$11,200	(587)	(188)	(399)
France Government Bond	BOA	0.250%	03/20/2016	1.755%		11,600	(733)	(371)	(362)
France Government Bond	BRC	0.250%	03/20/2016	1.755%		2,200	(139)	(82)	(57)
France Government Bond	BRC	0.250%	09/20/2016	1.825%		1,300	(94)	(79)	(15)
France Government Bond	DUB	0.250%	03/20/2016	1.755%		1,100	(70)	(45)	(25)
France Government Bond	GST	0.250%	03/20/2016	1.755%		21,500	(1,359)	(649)	(710)
France Government Bond	GST	0.250%	06/20/2016	1.792%		21,200	(1,442)	(554)	(888)
France Government Bond	HUS	0.250%	09/20/2016	1.825%		2,300	(167)	(117)	(50)
France Government Bond	MYC	0.250%	03/20/2016	1.755%		700	(44)	(24)	(20)
France Government Bond	MYC	0.250%	09/20/2016	1.825%		3,600	(262)	(170)	(92)
France Government Bond	RYL	0.250%	12/20/2015	1.713%		2,100	(123)	(42)	(81)
France Government Bond	RYL	0.250%	03/20/2016	1.755%		50,600	(3,199)	(1,530)	(1,669)
France Government Bond	UAG	0.250%	09/20/2015	1.682%		1,400	(76)	(37)	(39)
France Government Bond	UAG	0.250%	03/20/2016	1.755%		3,000	(189)	(121)	(68)
General Electric Capital Corp.	CBK	3.850%	03/20/2014	2.929%		5,000	115	0	115
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.882%		11,100	461	0	461
Indonesia Government International Bond	BOA	1.000%	06/20/2016	2.914%		18,800	(1,537)	(349)	(1,188)
Indonesia Government International Bond	BOA	1.000%	09/20/2016	2.969%		700	(62)	(11)	(51)
Indonesia Government International Bond	BOA	1.000%	06/20/2021	3.372%		7,500	(1,312)	(539)	(773)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	2.721%		1,100	(70)	(26)	(44)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	2.969%		5,300	(466)	(79)	(387)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	2.969%		2,400	(211)	(38)	(173)
Japan Government International Bond	BOA	1.000%	03/20/2016	1.354%		1,200	(18)	17	(35)
Japan Government International Bond	GST	1.000%	12/20/2015	1.312%		5,700	(71)	139	(210)
Japan Government International Bond	GST	1.000%	06/20/2016	1.393%		9,400	(163)	96	(259)
Japan Government International Bond	JPM	1.000%	03/20/2016	1.354%		2,500	(37)	22	(59)
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	3.171%		500	(44)	(14)	(30)
Kazakhstan Government International Bond	DUB	1.000%	03/20/2016	3.171%		500	(44)	(15)	(29)
Kazakhstan Government International Bond	HUS	1.000%	03/20/2016	3.171%		500	(45)	(15)	(30)
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	2.448%		7,900	(650)	(323)	(327)
MetLife, Inc.	BOA	1.000%	09/20/2015	3.199%		7,500	(593)	(492)	(101)
MetLife, Inc.	BOA	1.000%	12/20/2015	3.252%		18,100	(1,546)	(865)	(681)
MetLife, Inc.	CBK	1.000%	12/20/2015	3.252%		6,900	(590)	(251)	(339)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.786%		400	(12)	(6)	(6)
Mexico Government International Bond	BRC	1.000%	03/20/2015	1.686%		5,500	(125)	(124)	(1)
Mexico Government International Bond	CBK	1.000%	03/20/2015	1.686%		3,600	(82)	(83)	1
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.786%		1,200	(35)	(18)	(17)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.880%		16,600	(615)	(122)	(493)
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.928%		40,900	(1,680)	99	(1,779)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.882%		1,200	(49)	0	(49)
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.970%		7,100	(320)	(33)	(287)
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.786%		5,400	(160)	(63)	(97)
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.786%		600	(17)	(8)	(9)
Morgan Stanley	CBK	1.000%	06/20/2013	5.341%		3,500	(243)	(209)	(34)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.732%		1,000	2	0	2
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.886%		9,000	(652)	(263)	(389)
Republic of Italy Government Bond	BRC	1.000%	03/20/2016	4.679%		3,300	(456)	(128)	(328)
Republic of Italy Government Bond	DUB	1.000%	06/20/2016	4.686%		6,400	(927)	(165)	(762)
Republic of Italy Government Bond	GST	1.000%	03/20/2016	4.679%		1,100	(152)	(42)	(110)
Republic of Italy Government Bond	GST	1.000%	06/20/2016	4.686%		2,500	(362)	(49)	(313)
Spain Government International Bond	BOA	1.000%	03/20/2016	3.790%		1,200	(130)	(79)	(51)
Spain Government International Bond	CBK	1.000%	06/20/2016	3.799%		8,200	(929)	(568)	(361)
Spain Government International Bond	GST	1.000%	03/20/2016	3.790%		1,100	(119)	(73)	(46)
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.464%	EUR	16,900	(206)	(238)	32
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.430%		26,600	(244)	(398)	154
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.883%		$8,900	50	182	(132)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%		10,900	63	189	(126)
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.850%		2,200	14	42	(28)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.850%		9,700	67	188	(121)
United Kingdom Gilt	GST	1.000%	12/20/2015	0.814%		2,100	17	49	(32)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.722%		3,800	38	17	21
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.883%		4,900	28	85	(57)
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.722%		16,700	165	65	100
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.883%		3,500	20	61	(41)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.883%		4,700	27	82	(55)

							$(33,075)	$(9,942)	$(23,133)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$2,600	$130	$259	$(129)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	66,000	3,677	8,422	(4,745)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	19,100	1,064	2,313	(1,249)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	1,000	55	136	(81)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	400	22	50	(28)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	29,200	1,626	3,487	(1,861)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	3,000	167	345	(178)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	11,000	613	1,288	(675)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	7,200	440	977	(537)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	9,500	581	1,279	(698)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	23,100	1,412	3,118	(1,706)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	10,200	624	1,260	(636)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	10,800	660	1,436	(776)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	4,700	287	619	(332)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	1,000	61	132	(71)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	4,900	300	637	(337)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	1,900	117	264	(147)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	4,400	272	467	(195)
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	2,500	154	339	(185)
CDX.EM-15 5-Year Index	JPM	5.000%	06/20/2016	4,700	290	621	(331)
CDX.HY-8 5-Year Index 35-100%	CBK	0.355%	06/20/2012	14,155	23	0	23
CDX.HY-8 5-Year Index 35-100%	CBK	0.360%	06/20/2012	4,815	8	0	8
CDX.HY-8 5-Year Index 35-100%	CBK	0.401%	06/20/2012	3,659	7	0	7
CDX.IG-9 5-Year Index 15-30%	GST	1.120%	12/20/2012	20,100	239	0	239
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	55	0	55
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012	9,100	90	0	90
CDX.IG-9 5-Year Index 30-100%	BRC	0.757%	12/20/2012	35,590	312	0	312
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	23,341	189	0	189
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	1,833	8	0	8
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	4,051	20	0	20
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,533	37	0	37
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	5,691	39	0	39
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	118,200	(1,835)	520	(2,355)
CDX.IG-16 5-Year Index	BPS	1.000%	06/20/2016	176,800	(2,745)	612	(3,357)
CDX.IG-16 5-Year Index	FBF	1.000%	06/20/2016	26,600	(413)	57	(470)

					$8,586	$28,638	$(20,052)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2013	MYC		$124,100	$421	$(161)	$582
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	09/19/2014	GLM		24,900	57	(106)	163
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	09/19/2014	BPS		49,100	606	(17)	623
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UAG	BRL	4,600	(35)	(83)	48
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HUS		3,200	14	0	14
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BRC		900	7	2	5
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		1,100	12	5	7
Pay	1-Year BRL-CDI	11.980%	01/02/2012	BOA		20,800	434	0	434
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BOA		24,000	717	(160)	877
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		1,200	71	8	63
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		10,000	5	(7)	12
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		22,900	13	(11)	24
Pay	1-Year BRL-CDI	10.605%	01/02/2013	UAG		12,900	19	0	19
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		14,100	92	(27)	119
Pay	1-Year BRL-CDI	11.850%	01/02/2013	UAG		8,700	71	0	71
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		18,300	286	1	285
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		12,900	189	(9)	198
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		75,300	1,212	20	1,192
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		81,200	1,306	47	1,259
Pay	1-Year BRL-CDI	11.900%	01/02/2013	BOA		79,800	1,233	124	1,109
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		32,100	496	0	496
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GLM		19,300	314	(28)	342
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RYL		6,100	74	7	67
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		6,800	83	7	76
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		11,600	197	18	179
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		7,700	109	22	87
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		5,600	103	14	89
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		60,500	1,191	192	999
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		87,500	1,734	(53)	1,787
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HUS		36,100	774	169	605
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		16,900	201	8	193
Pay	1-Year BRL-CDI	12.480%	01/02/2013	FBF		31,700	608	69	539
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		35,500	434	27	407
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MYC		35,400	722	123	599
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BPS		52,900	1,208	80	1,128
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		13,200	(13)	(38)	25
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		48,200	(24)	(95)	71
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		31,000	38	(36)	74
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		5,900	11	4	7
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		6,500	14	0	14
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		3,000	9	4	5
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		12,000	100	(6)	106
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		12,500	111	6	105
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		21,100	204	0	204
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		29,500	421	(1)	422
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		6,500	119	29	90
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BPS		6,100	125	0	125
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,000	285	(3)	288
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UAG		6,200	142	17	125
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MYC		75,100	2,019	155	1,864
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HUS		39,600	1,081	59	1,022
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		28,600	473	(19)	492
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GLM		32,800	947	228	719
Pay	1-Year BRL-CDI	12.700%	01/02/2014	RBC		37,800	970	0	970
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	BOA		$8,500	701	410	291
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	BRC		59,200	4,883	3,810	1,073
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	JPM		10,000	825	552	273
Pay	3-Month USD-LIBOR	3.000%	10/13/2021	MYC		80,400	6,632	4,865	1,767
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	BOA		13,900	(204)	(65)	(139)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	GLM		13,800	(203)	(57)	(146)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	JPM		10,700	(157)	(50)	(107)
Pay	3-Month USD-LIBOR	2.000%	12/21/2021	MYC		14,300	(209)	(66)	(143)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BPS		33,100	(11,266)	869	(12,135)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	BRC		5,700	(1,940)	128	(2,068)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	CBK		10,500	(3,574)	381	(3,955)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	DUB		31,400	(10,688)	(1,165)	(9,523)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	FBF		10,800	(3,676)	249	(3,925)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	GLM		4,200	(1,430)	84	(1,514)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	JPM		58,900	(20,048)	(1,883)	(18,165)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RBC		86,700	(29,510)	2,107	(31,617)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	RYL		25,500	(8,680)	595	(9,275)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	CBK	AUD	5,200	82	39	43
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	DUB		2,600	42	21	21
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	GLM		56,800	898	216	682
Pay	6-Month AUD Bank Bill	5.000%	06/15/2017	RYL		5,200	83	42	41
Pay	6-Month AUD Bank Bill	5.250%	06/15/2022	CBK		14,800	322	(106)	428
Pay	6-Month EUR-EURIBOR	1.750%	09/18/2014	FBF	EUR	48,400	(7)	(24)	17
Pay	6-Month EUR-EURIBOR	2.500%	09/21/2018	BRC		7,500	152	(126)	278
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BOA		5,400	297	69	228
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	BRC		25,400	1,397	238	1,159
Pay	6-Month EUR-EURIBOR	3.000%	09/21/2021	DUB		26,700	1,468	216	1,252
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BOA		3,700	424	(60)	484
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	BRC		68,000	7,790	364	7,426
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	DUB		17,100	1,958	205	1,753
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	FBF		12,900	1,477	(31)	1,508
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	GLM		57,600	6,598	(644)	7,242
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	HUS		54,600	6,254	529	5,725
Pay	6-Month EUR-EURIBOR	3.500%	09/21/2021	MYC		50,700	5,808	(243)	6,051
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	CBK		9,700	1,284	12	1,272
Pay	6-Month EUR-EURIBOR	3.650%	09/21/2021	MYC		21,900	2,900	108	2,792
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	CBK		31,000	(439)	(34)	(405)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	GLM		65,200	(924)	(71)	(853)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2022	UAG		51,100	(724)	(56)	(668)
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	BPS		13,000	579	210	369
Pay	6-Month EUR-EURIBOR	3.000%	03/21/2022	DUB		12,600	561	195	366
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	BRC	GBP	32,100	1,162	11	1,151
Pay	6-Month GBP-LIBOR	3.000%	03/21/2022	HUS		88,400	3,202	50	3,152
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HUS	MXN	86,000	402	38	364
Pay	28-Day MXN TIIE	5.600%	09/06/2016	HUS		408,000	(235)	154	(389)
Pay	28-Day MXN TIIE	5.600%	09/06/2016	MYC		30,400	(18)	6	(24)
Pay	28-Day MXN TIIE	6.350%	06/02/2021	MYC		28,000	(66)	7	(73)

							$(13,807)	$12,684	$(26,491)

(k)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$120,200	$474	$827

(l)	Written options outstanding on September 30, 2011:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/19/2012	1,116	$889	$(240)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$130,700	$647	$(133)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	633,600	2,975	(1,036)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	103,300	212	(31)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	118,600	677	(146)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	240,400	481	(45)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	134,400	507	(79)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	81,000	682	(55)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	9,700	66	(7)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	94,900	670	(719)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	76,500	454	(51)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	40,100	248	(27)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	354,000	2,787	(240)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	93,700	1,025	(43)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	52,800	472	(24)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	113,500	1,232	(52)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	8,800	91	(5)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	79,300	863	(36)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	135,300	1,372	(62)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	37,300	366	(22)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	210,500	1,861	(96)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	61,900	1,530	(96)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	117,900	1,646	(1,576)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.800%	10/11/2011	105,500	95	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	20,600	517	(32)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	162,800	2,259	(2,177)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	32,800	201	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	244,200	1,242	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	34,000	205	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	131,100	826	0

							$26,209	$(6,790)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-16 5-Year Index	BOA	Buy	0.850%	12/21/2011	$60,900	$77	$(32)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.200%	12/21/2011	18,700	79	(261)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.800%	12/21/2011	40,900	206	(210)
Call - OTC CDX.IG-16 5-Year Index	BPS	Buy	0.850%	12/21/2011	103,100	116	(54)
Put - OTC CDX.IG-16 5-Year Index	BPS	Sell	1.200%	12/21/2011	25,100	108	(351)
Call - OTC CDX.IG-16 5-Year Index	DUB	Buy	0.820%	12/21/2011	25,900	36	(11)
Call - OTC CDX.IG-16 5-Year Index	FBF	Buy	0.820%	12/21/2011	27,100	38	(11)
Call - OTC CDX.IG-16 5-Year Index	FBF	Buy	0.850%	12/21/2011	52,100	61	(27)
Call - OTC CDX.IG-16 5-Year Index	GST	Buy	0.850%	12/21/2011	5,800	5	(3)
Call - OTC CDX.IG-16 5-Year Index	JPM	Buy	0.840%	12/21/2011	27,300	34	(13)
Call - OTC CDX.IG-16 5-Year Index	JPM	Buy	0.850%	12/21/2011	6,400	7	(3)
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	0.800%	12/21/2011	60,600	72	(21)
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	0.850%	12/21/2011	4,100	3	(2)
Call - OTC CDX.IG-16 5-Year Index	MYC	Buy	1.000%	12/21/2011	25,800	55	(37)
Put - OTC CDX.IG-16 5-Year Index	MYC	Sell	1.500%	12/21/2011	25,800	186	(214)
Call - OTC CDX.IG-16 5-Year Index	UAG	Buy	0.850%	12/21/2011	11,900	13	(6)
Put - OTC CDX.IG-16 5-Year Index	UAG	Sell	1.200%	12/21/2011	6,200	29	(87)

						$1,125	$(1,343)

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Premium (5)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GLM	0.000%	10/11/2011	$51,900	$274	$(194)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011	48,100	245	(179)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011	158,200	1,758	(1,607)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011	129,400	1,407	(1,346)

					$3,684	$(3,326)

(5)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(46)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	32,900	293	(117)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	14,800	191	(59)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	4,900	37	(27)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	15,400	151	(90)

						$788	$(339)

(m)	Restricted securities as of September 30, 2011:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,035	$3,335	0.04%

(n)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2041	$2,200	$2,392	$(2,388)
Fannie Mae	5.500%	11/01/2041	22,800	24,667	(24,702)
Fannie Mae	6.000%	10/01/2041	16,800	18,574	(18,430)

				$45,633	$(45,520)

(o)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	34,706	11/2011	CBK	$493	$0	$493
Buy	BRL	220,767	11/2011	HUS	0	(18,488)	(18,488)
Buy	CAD	43,700	10/2011	CBK	0	(704)	(704)
Sell		43,700	10/2011	CBK	591	0	590
Sell		1,747	10/2011	UAG	34	0	33
Sell		57,552	11/2011	CBK	798	0	798
Sell		8,053	11/2011	DUB	430	0	430
Sell		1,372	11/2011	GST	18	0	18
Sell		381	11/2011	MSC	11	0	11
Sell		22,876	11/2011	RBC	502	0	502
Sell		167	11/2011	UAG	7	0	7
Buy	CNY	22,116	11/2011	BRC	46	0	46
Buy		30,198	11/2011	CBK	52	0	52
Buy		80,000	11/2011	HUS	53	0	53
Buy		41,367	11/2011	JPM	37	0	37
Buy		15,011	11/2011	RYL	28	0	28
Buy		50,000	02/2012	BRC	0	(11)	(11)
Buy		11,567	02/2012	HUS	7	0	7
Buy		181,109	06/2012	BRC	0	(66)	(66)
Buy		38,889	06/2012	CBK	0	(37)	(37)
Buy		29,986	06/2012	DUB	0	(75)	(75)
Buy		144,390	06/2012	HUS	1	(92)	(90)
Sell		15,872	06/2012	HUS	26	0	26
Buy		135,743	06/2012	JPM	5	(143)	(138)
Buy		21,678	06/2012	MSC	0	(21)	(21)
Buy		11,540	06/2012	RYL	0	(1)	(1)
Buy		94,680	02/2013	UAG	0	(272)	(272)
Buy	EUR	2,478	10/2011	BOA	0	(218)	(218)
Sell		9,671	10/2011	BPS	716	0	716
Buy		13,478	10/2011	BRC	0	(1,378)	(1,378)
Sell		471,323	10/2011	BRC	30,911	0	30,911
Buy		16,611	10/2011	CBK	0	(1,042)	(1,042)
Sell		1,115	10/2011	CBK	85	0	85
Buy		25,104	10/2011	DUB	0	(2,604)	(2,604)
Sell		8,425	10/2011	DUB	603	0	603
Buy		12,366	10/2011	FBL	0	(891)	(891)
Sell		13,780	10/2011	FBL	781	0	781
Sell		147,415	10/2011	JPM	12,001	0	12,001
Sell		44,748	10/2011	MSC	2,412	0	2,412
Buy		50,069	10/2011	RBC	0	(4,745)	(4,745)
Sell		700	10/2011	RBC	12	0	12
Buy		27,546	10/2011	RYL	0	(2,265)	(2,265)
Sell		9	10/2011	RYL	1	0	1
Buy		15	10/2011	UAG	0	(2)	(2)
Sell		12,460	10/2011	UAG	1,339	0	1,339
Sell		500	11/2011	JPM	10	0	10
Sell	GBP	37,645	12/2011	CBK	1,626	0	1,626
Sell	IDR	73,467,000	10/2011	CBK	144	0	144
Buy		32,049,000	10/2011	DUB	15	0	15
Sell		104,380,500	10/2011	HUS	196	0	196
Buy		67,658,000	10/2011	RYL	18	(20)	(2)
Sell		35,680,000	10/2011	UAG	136	0	136
Buy		30,000,000	01/2012	CBK	0	(162)	(162)
Buy		56,173,390	01/2012	JPM	0	(398)	(398)
Buy		199,936,536	07/2012	HUS	0	(1,509)	(1,509)
Buy	INR	451,435	11/2011	BRC	0	(741)	(741)
Sell		478,467	11/2011	CBK	281	0	281
Sell		96,680	11/2011	HUS	56	0	56
Buy		1,137,494	07/2012	UAG	0	(2,192)	(2,192)
Sell	KRW	32,068,576	11/2011	FBL	944	0	944
Buy		10,000,000	11/2011	GST	0	(780)	(780)
Buy		27,405,224	11/2011	JPM	0	(2,102)	(2,102)
Sell		8,912,498	11/2011	JPM	36	0	36
Buy		56,483,898	02/2012	UAG	0	(5,755)	(5,755)
Sell	MXN	103,384	11/2011	BRC	278	0	278
Sell		1,303	11/2011	CBK	6	0	6
Buy		13,656	11/2011	DUB	0	(181)	(181)
Sell		32,424	11/2011	DUB	172	0	172
Buy		175,954	11/2011	HUS	0	(2,114)	(2,114)
Sell		140,481	11/2011	HUS	834	0	834
Buy		837,168	11/2011	MSC	0	(10,512)	(10,512)
Sell		229,718	11/2011	MSC	408	0	408
Buy		20,291	11/2011	UAG	0	(243)	(243)
Sell		247,013	11/2011	UAG	467	0	467
Sell	MYR	10,479	11/2011	BRC	47	0	47
Sell		1,898	11/2011	HUS	11	0	11
Buy		41,207	04/2012	UAG	0	(860)	(860)
Buy	PHP	107,009	11/2011	BRC	23	0	23
Buy		319,048	11/2011	CBK	30	(42)	(11)
Sell		87,086	11/2011	CBK	19	0	19
Buy		44,050	11/2011	DUB	2	0	2
Buy		57,096	11/2011	GST	0	(1)	(1)
Sell		750,848	11/2011	HUS	119	0	119
Buy		127,260	11/2011	JPM	13	(18)	(5)
Sell		8,694	11/2011	JPM	2	0	2
Buy		265,500	03/2012	CBK	0	(102)	(102)
Buy		60,000	03/2012	HUS	0	(19)	(19)
Buy		942,164	03/2012	JPM	0	(325)	(325)
Sell		34,816	03/2012	JPM	11	0	11
Buy		65,597	03/2012	MSC	0	(19)	(19)
Sell	SGD	13,267	12/2011	CBK	355	0	355
Sell		10,585	12/2011	FBL	406	0	406
Sell		5,353	12/2011	GST	207	0	207
Buy		44,808	12/2011	JPM	0	(2,935)	(2,935)
Buy		11,900	12/2011	RYL	0	(746)	(746)
Buy		7,200	12/2011	UAG	0	(442)	(442)
Sell		12,096	12/2011	UAG	351	0	351
Sell	TRY	3,053	10/2011	BRC	64	0	64
Sell		5,598	10/2011	CBK	0	(1)	(1)
Buy		45,034	10/2011	HUS	0	(2,648)	(2,648)
Sell		6,279	10/2011	JPM	134	0	134
Sell		5,589	10/2011	MSC	4	0	4
Buy	TWD	49,903	01/2012	BRC	0	(110)	(110)
Buy		30,000	01/2012	GST	0	(64)	(64)
Buy		30,000	01/2012	HUS	0	(64)	(64)
Buy		30,000	01/2012	JPM	0	(63)	(63)
Buy	ZAR	183,662	10/2011	HUS	0	(3,436)	(3,436)
Sell		14,102	10/2011	HUS	160	0	160
Sell		53,803	10/2011	JPM	160	0	160
Buy		16,721	01/2012	JPM	0	(254)	(254)

					$59,745	$(71,913)	$(12,168)

(p)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$25,943	$0	$25,943
Corporate Bonds & Notes
Banking & Finance	0	2,224,036	7,648	2,231,684
Industrials	0	606,418	0	606,418
Utilities	0	181,417	0	181,417
Convertible Bonds & Notes
Industrials	0	36,775	0	36,775
Municipal Bonds & Notes
California	0	165,579	0	165,579
Colorado	0	3,945	0	3,945
Connecticut	0	20,818	0	20,818
Florida	0	5,190	0	5,190
Illinois	0	12,730	0	12,730
Iowa	0	803	0	803
Nebraska	0	7,488	0	7,488
Nevada	0	5,081	0	5,081
New Jersey	0	51,610	0	51,610
New York	0	44,436	0	44,436
Ohio	0	11,086	0	11,086
Texas	0	36,418	0	36,418
U.S. Government Agencies	0	2,291,217	1,443	2,292,660
U.S. Treasury Obligations	0	1,689,749	0	1,689,749
Mortgage-Backed Securities	0	557,406	1,061	558,467
Asset-Backed Securities	0	220,983	20,919	241,902
Sovereign Issues	0	613,627	0	613,627
Preferred Securities
Banking & Finance	0	1,611	9,336	10,947
Short-Term Instruments
Certificates of Deposit	0	187,479	0	187,479
Commercial Paper	0	82,410	0	82,410
Repurchase Agreements	0	5,624	0	5,624
Short-Term Notes	0	21,713	0	21,713
Mexico Treasury Bills	0	8,284	0	8,284
U.S. Treasury Bills	0	59,511	0	59,511
PIMCO Short-Term Floating NAV Portfolio	1,666,409	0	0	1,666,409
Purchased Options
Interest Rate Contracts	0	827	0	827
	$1,666,409	$9,180,214	$40,407	$10,887,030

Short Sales, at value	$0	$(45,520)	$0	$(45,520)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,913	0	1,913
Foreign Exchange Contracts	0	59,745	0	59,745
Interest Rate Contracts	42,644	68,810	0	111,454
	$42,644	$130,468	$0	$173,112

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(46,441)	0	(46,441)
Foreign Exchange Contracts	0	(71,913)	0	(71,913)
Interest Rate Contracts	(28)	(102,739)	(3,665)	(106,432)

	$(28)	$(221,093)	$(3,665)	$(224,786)

Totals	$1,709,025	$9,044,069	$36,742	$10,789,836

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,210	$7,751	$(2,200)	$(30)	$0	$(330)	$0	$(753)	$7,648	$(73)
Industrials	591	0	(594)	0	129	(126)	0	0	0	0
U.S. Government Agencies	42	1,401	(2)	0	0	2	0	0	1,443	2
Mortgage-Backed Securities	0	1,090	0	1	0	(30)	0	0	1,061	(30)
Asset-Backed Securities	43,801	6,834	(11,175)	3	72	(1,024)	0	(17,592)	20,919	(274)
Preferred Securities
Banking & Finance	9,459	0	0	0	0	(123)	0	0	9,336	(123)
Short-Term Instruments
Short-Term Notes	9,942	0	0	193	0	35	0	(10,170)	0	0

	$67,045	$17,076	$(13,971)	$167	$201	$(1,596)	$0	$(28,515)	$40,407	$(498)

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(6,469)	$0	$0	$0	$0	$2,804	$0	$0	$(3,665)	$2,804

Totals	$60,576	$17,076	$(13,971)	$167	$201	$1,208	$0	$(28,515)	$36,742	$2,306

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.0%
AES Corp.
4.250% due 06/01/2018		$2,487	$2,437
Charter Communications, Inc.
3.500% due 09/06/2016		995	965
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/18/2018		1,000	997
Springleaf Finance Corp.
5.500% due 05/10/2017		200	176
Terex Corp.
5.500% due 04/28/2017		400	393
6.032% due 04/28/2017	EUR	600	791

Total Bank Loan Obligations (Cost $5,937)			5,759

CORPORATE BONDS & NOTES 20.8%
BANKING & FINANCE 15.0%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		$1,300	1,250
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,335
Banco Bradesco S.A.
2.390% due 05/16/2014		300	292
Bank of America Corp.
5.650% due 05/01/2018		800	761
7.625% due 06/01/2019		1,200	1,264
Barclays Bank PLC
1.286% due 01/13/2014		600	583
5.125% due 01/08/2020		1,200	1,179
CIT Group, Inc.
7.000% due 05/01/2015		400	398
Citigroup, Inc.
2.286% due 08/13/2013		200	198
3.953% due 06/15/2016		100	100
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
6.875% due 03/19/2020	EUR	1,000	1,220
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$600	632
7.500% due 08/01/2012		400	408
Goldman Sachs Group, Inc.
3.625% due 02/07/2016		600	585
5.375% due 03/15/2020		1,200	1,195
HSBC Bank PLC
3.100% due 05/24/2016		500	498
International Lease Finance Corp.
5.750% due 05/15/2016		100	89
6.250% due 05/15/2019		200	174
6.500% due 09/01/2014		800	804
JPMorgan Chase & Co.
3.450% due 03/01/2016		600	603
LBG Capital No.1 PLC
7.588% due 05/12/2020	GBP	1,100	1,269
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,144
Merrill Lynch & Co., Inc.
5.571% due 10/04/2012		400	410
Morgan Stanley
5.750% due 01/25/2021		400	369
QBE Capital Funding III Ltd.
7.250% due 05/24/2041		200	181
Royal Bank of Scotland Group PLC
4.375% due 03/16/2016		600	575
5.625% due 08/24/2020		1,200	1,163
SLM Corp.
0.553% due 01/27/2014		400	367
5.000% due 04/15/2015		700	654
Union Bank N.A.
1.281% due 06/06/2014		1,200	1,189
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		600	591

			21,480

INDUSTRIALS 5.1%
ALROSA Finance S.A.
7.750% due 11/03/2020		600	571
Altria Group, Inc.
4.750% due 05/05/2021		500	519
Audatex North America, Inc.
6.750% due 06/15/2018		550	549
Barrick North America Finance LLC
4.400% due 05/30/2021		100	103
Charter Communications Operating LLC
8.000% due 04/30/2012		1,000	1,020
DISH DBS Corp.
6.750% due 06/01/2021		500	480
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		100	117
Georgia-Pacific LLC
7.125% due 01/15/2017		1,100	1,155
Gerdau Trade, Inc.
5.750% due 01/30/2021		700	670
Hewlett-Packard Co.
0.588% due 05/24/2013		300	297
Massachusetts Institute of Technology
5.600% due 07/01/2111		100	133
Noble Group Ltd.
6.625% due 08/05/2020		900	796
Novatek Finance Ltd.
5.326% due 02/03/2016		800	790

			7,200

UTILITIES 0.7%
AES Corp.
7.375% due 07/01/2021		1,100	1,045

Total Corporate Bonds & Notes (Cost $31,852)			29,725

CONVERTIBLE BONDS & NOTES 1.4%
INDUSTRIALS 1.4%
Electronic Arts, Inc.
0.750% due 07/15/2016		1,800	1,737
Transocean, Inc.
1.500% due 12/15/2037		200	195

Total Convertible Bonds & Notes (Cost $1,997)			1,932

MUNICIPAL BONDS & NOTES 6.7%
CALIFORNIA 2.9%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		2,550	2,896
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		1,100	1,216

			4,112

MASSACHUSETTS 3.0%
Massachusetts State Port Authority Revenue Notes, Series 2011
6.202% due 07/01/2031		3,900	4,303

NEW JERSEY 0.8%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041		1,000	1,095

Total Municipal Bonds & Notes (Cost $8,931)			9,510

U.S. GOVERNMENT AGENCIES 28.8%
Fannie Mae
3.500% due 09/01/2013 - 11/01/2041		13,000	13,545
4.000% due 04/01/2024 - 08/01/2041		25,844	27,160
Freddie Mac
5.500% due 08/15/2051		400	460

Total U.S. Government Agencies (Cost $40,219)			41,165

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Bonds
3.750% due 08/15/2041		4,100	4,793
7.125% due 02/15/2023		200	302
7.250% due 08/15/2022		100	151
U.S. Treasury Inflation Protected Securities (c)
1.125% due 01/15/2021 (f)(g)		3,202	3,500
2.125% due 02/15/2041		619	794
U.S. Treasury Notes
2.125% due 08/15/2021 (g)		4,000	4,078
2.250% due 07/31/2018		500	528
3.125% due 05/15/2019		900	1,004
3.125% due 05/15/2021 (f)		9,700	10,785

Total U.S. Treasury Obligations (Cost $25,085)			25,935

MORTGAGE-BACKED SECURITIES 7.2%
BCAP LLC Trust
5.250% due 06/26/2036		1,164	995
Bear Stearns Adjustable Rate Mortgage Trust
2.755% due 01/25/2035		94	81
Countrywide Alternative Loan Trust
6.000% due 02/25/2037		951	638
6.000% due 05/25/2037		820	533
Granite Mortgages PLC
1.305% due 09/20/2044	GBP	626	930
Harborview Mortgage Loan Trust
0.640% due 11/19/2034		$129	72
Indymac Index Mortgage Loan Trust
2.586% due 10/25/2034		93	81
JPMorgan Alternative Loan Trust
0.385% due 07/25/2036		661	561
Morgan Stanley Capital
4.118% due 07/15/2049 (a)		100	103
RBSSP Resecuritization Trust
0.468% due 02/26/2037		1,928	1,648
Structured Asset Securities Corp.
5.500% due 09/25/2035		1,100	1,007
Thornburg Mortgage Securities Trust
0.335% due 03/25/2037		492	481
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020		1,360	1,194
WaMu Mortgage Pass-Through Certificates
0.465% due 04/25/2045		190	148
Wells Fargo Mortgage-Backed Securities Trust
2.723% due 07/25/2035		1,010	927
2.737% due 01/25/2035		1,100	926

Total Mortgage-Backed Securities (Cost $10,559)			10,325

ASSET-BACKED SECURITIES 9.6%
Avoca CLO BV
1.974% due 09/15/2021	EUR	2,518	3,122
Bear Stearns Asset-Backed Securities Trust
0.435% due 04/25/2037		$1,100	641
1.485% due 08/25/2037		352	205
Chester Asset Receivables Dealings
1.042% due 04/15/2016	GBP	600	916
Citibank Omni Master Trust
2.329% due 05/16/2016		$2,000	2,017
Countrywide Asset-Backed Certificates
0.495% due 05/25/2036		324	272
5.103% due 05/25/2035		800	636
5.595% due 08/25/2035		600	401
5.884% due 07/25/2036		300	128
Credit-Based Asset Servicing & Securitization LLC
5.419% due 03/25/2037		3,493	1,257
GSAMP Trust
0.465% due 03/25/2047		2,000	591
Morgan Stanley ABS Capital
0.375% due 11/25/2036		300	97
Olympic CLO Ltd.
0.766% due 05/15/2016		190	186
Penarth Master Issuer PLC
0.880% due 05/18/2015		600	601
Race Point CLO
0.836% due 05/15/2015		210	207
Securitized Asset-Backed Receivables LLC Trust
1.000% due 02/25/2034		916	673
SLM Student Loan Trust
2.350% due 04/15/2039		1,056	1,067
Structured Asset Investment Loan Trust
0.595% due 10/25/2035		923	645

Total Asset-Backed Securities (Cost $14,639)			13,662

SOVEREIGN ISSUES 9.8%
Australia Government Bond
4.750% due 06/15/2016	AUD	400	403
5.250% due 03/15/2019		1,900	1,978
5.500% due 12/15/2013		1,400	1,409
5.500% due 01/21/2018		1,800	1,891
5.500% due 04/21/2023		1,300	1,388
5.750% due 07/15/2022		900	979
Canada Government Bond
2.750% due 09/01/2016	CAD	1,300	1,321
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	352
10.000% due 12/05/2024		8,060	743
Province of Quebec Canada
2.750% due 08/25/2021		$3,200	3,182
Republic of Germany
5.625% due 01/04/2028	EUR	200	379

Total Sovereign Issues (Cost $14,791)			14,025

SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS 1.0%
Barclays Capital, Inc.
0.070% due 10/03/2011		$900	900
(Dated 09/30/2011. Collateralized by U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041 valued at $919. Repurchase proceeds are $900.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		590	590
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $606. Repurchase proceeds are $590.)

			1,490

U.S. TREASURY BILLS 3.1%
0.021% due 11/10/2011 - 03/22/2012 (b)(e)		4,500	4,499

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.5%
		350,330	3,508

Total Short-Term Instruments (Cost $9,498)			9,497

PURCHASED OPTIONS (i) 0.1%
(Cost $181)			112

Total Investments 113.2% (Cost $163,689)			$161,647
Written Options (j) (0.3%) (Premiums $266)			(357)
Other Assets and Liabilities (Net) (12.9%)			(18,441)

Net Assets 100.0%			$142,849

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $3,740 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $251 and cash of $117 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2013	14	$44
90-Day Euribor March Futures	Long	03/2013	5	15
90-Day Eurodollar December Futures	Long	12/2011	12	(1)
U.S. Treasury 5-Year Note December Futures	Short	12/2011	148	32
U.S. Treasury 10-Year Note December Futures	Short	12/2011	23	(34)
U.S. Treasury 30-Year Bond December Futures	Short	12/2011	12	(45)

				$11

(g)	Centrally cleared swap agreements outstanding on September 30, 2011:

Securities with an aggregate market value of $401 and cash of $48 have been pledged as collateral for centrally cleared swaps as of September 30, 2011.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$1,900	$31	$13
CDX.IG-16 5-Year Index	1.000%	06/20/2016	5,100	85	20

				$116	$33

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	12/21/2014	$10,400	$(134)	$40
Pay	3-Month USD-LIBOR	1.500%	12/21/2015	10,400	171	(68)
Receive	3-Month USD-LIBOR	2.250%	12/21/2016	4,400	(194)	26
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	300	(42)	3

					$(199)	$1

(h)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brunswick Corp.	JPM	(1.000%	)	09/20/2016	4.908%		$3,000	$502	$425	$77
Carnival Corp.	BPS	(1.000%	)	09/20/2016	1.410%		100	2	0	2
Carnival Corp.	GST	(1.000%	)	09/20/2016	1.410%		100	2	1	1
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	1.041%		300	0	(2)	2
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	3.064%		300	27	4	23
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	3.646%	EUR	100	15	9	6
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	3.646%		100	14	7	7
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.401%		$100	(3)	(2)	(1)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	1.072%		100	0	(2)	2
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.708%		100	(2)	(2)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.533%		100	(2)	(3)	1
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.494%		100	(2)	(3)	1
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	4.260%	EUR	100	29	10	19
Kohl's Corp.	BOA	(1.000%	)	06/20/2016	1.332%		$100	1	(1)	2
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.649%		100	(2)	(3)	1
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	1.608%		200	5	3	2
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	1.608%		100	2	2	0
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	1.277%		100	1	(1)	2
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.639%		100	(2)	(3)	1
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.682%		100	4	1	3
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.682%		100	4	1	3
Sweden Government Interantional Bond	BOA	(0.250%	)	09/20/2021	0.759%		400	18	7	11
Sweden Government Interantional Bond	BPS	(0.250%	)	09/20/2021	0.759%		100	5	2	3
Target Corp.	BOA	(1.000%	)	09/20/2016	0.576%		100	(2)	(2)	0
Target Corp.	JPM	(1.000%	)	09/20/2016	0.576%		200	(4)	(4)	0
Target Corp.	MYC	(1.000%	)	06/20/2016	0.552%		100	(2)	(2)	0
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.584%		100	(2)	(3)	1
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.541%		100	(2)	(3)	1
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.783%		100	(2)	(2)	0
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	1.570%		100	2	1	1
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	1.570%		300	8	4	4
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.908%		100	4	2	2

								$618	$441	$177

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Indonesia Government International Bond	BRC	1.000%	06/20/2021	3.372%	$100	$(17)	$(7)	$(10)
Indonesia Government International Bond	FBF	1.000%	06/20/2021	3.372%	100	(17)	(7)	(10)
Mexico Government International Bond	BRC	1.000%	09/20/2021	2.320%	100	(11)	(4)	(7)
Mexico Government International Bond	DUB	1.000%	09/20/2021	2.320%	100	(11)	(4)	(7)
Mexico Government International Bond	GST	1.000%	09/20/2021	2.320%	200	(22)	(8)	(14)

						$(78)	$(30)	$(48)

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.HY-16 5-Year Index	BOA	(5.000%	)	06/20/2016		$400	$35	$0	$35
CDX.HY-16 5-Year Index	BPS	(5.000%	)	06/20/2016		5,000	442	(115)	557
CDX.HY-16 5-Year Index	CBK	(5.000%	)	06/20/2016		2,100	185	(67)	252
CDX.HY-16 5-Year Index	MYC	(5.000%	)	06/20/2016		600	53	0	53
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	900	210	123	87

							$925	$(59)	$984

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.06-1 Index	FBF	0.180%	07/25/2045	$276	$(37)	$(40)	$3
CDX.IG-16 5-Year Index	BOA	1.000%	06/20/2016	2,000	(31)	0	(31)
CDX.IG-16 5-Year Index	MYC	1.000%	06/20/2016	3,000	(47)	0	(47)
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	100	(14)	(12)	(2)

					$(129)	$(52)	$(77)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC	BRL	9,000	$110	$11	$99
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		17,300	295	3	292
Receive	3-Month USD-LIBOR	2.250%	12/21/2016	BRC		$6,900	(304)	(75)	(229)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	CBK		18,700	(2,597)	(305)	(2,292)
Receive	3-Month USD-LIBOR	3.500%	06/15/2021	HUS		3,000	(416)	(94)	(322)
Receive	3-Month USD-LIBOR	3.250%	12/21/2021	GLM		300	(30)	0	(30)
Receive	3-Month USD-LIBOR	4.000%	06/15/2031	CBK		5,000	(1,178)	(48)	(1,130)
Pay	6-Month EUR-EURIBOR	2.000%	09/21/2016	BOA	EUR	900	2	(3)	5
Pay	6-Month EUR-EURIBOR	2.000%	03/21/2017	BRC		1,400	(8)	(10)	2
Pay	6-Month EUR-EURIBOR	2.000%	03/21/2017	MYC		1,400	(8)	(10)	2
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	40,000	(11)	(5)	(6)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		400,000	(105)	(49)	(56)
Pay	28-Day MXN TIIE	7.500%	06/02/2021	HUS	MXN	12,200	46	39	7
Pay	28-Day MXN TIIE	7.500%	06/02/2021	MYC		2,800	11	10	1

							$(4,193)	$(536)	$(3,657)

(i)	Purchased options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 20-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	4.361%	11/25/2011	EUR	1,400	$18	$0

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC CDX.HY-16 5-Year Index	MYC	Buy	0.950%	12/21/2011		$700	$12	$46
Put - OTC CDX.IG-17 5-Year Index	BOA	Buy	1.500%	03/21/2012		1,100	19	18
Call - OTC iTraxx Europe 16 5-Year Index	BPS	Sell	2.800%	12/21/2011	EUR	600	16	16
Call - OTC iTraxx Europe 16 5-Year Index	UAG	Sell	2.800%	12/21/2011		900	30	24
Call - OTC iTraxx Europe Crossover 15 5-Year Index	BPS	Sell	4.500%	12/21/2011		500	13	1
Call - OTC iTraxx Europe Crossover 15 5-Year Index	JPM	Sell	4.100%	12/21/2011		700	13	1
Call - OTC iTraxx Europe Crossover 15 5-Year Index	MYC	Sell	4.100%	12/21/2011		600	10	1
Call - OTC iTraxx Europe Crossover 15 5-Year Index	MYC	Sell	4.500%	12/21/2011		900	22	2
Call - OTC iTraxx Europe Senior Financials 15 5-Year Index	MYC	Sell	1.800%	12/21/2011		500	9	3

							$144	$112

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Put - OTC USD versus KRW	JPM	KRW	1,063.300	10/10/2011	$500	$10	$0
Put - OTC USD versus KRW	JPM		1,065.800	10/10/2011	500	9	0

						$19	$0

(j)	Written options outstanding on September 30, 2011:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	3.000%	10/12/2011	EUR	100	$1	$(5)
Put - OTC 10-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	3.500%	10/12/2011		100	1	0
Call - OTC 10-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	3.000%	10/12/2011		100	1	(6)
Put - OTC 10-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	3.500%	10/12/2011		100	1	0
Call - OTC 20-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	3.361%	11/25/2011		1,400	24	(154)

								$28	$(165)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.HY-16 5-Year Index	BOA	Buy	90.000%	10/19/2011		$500	$14	$(13)
Put - OTC CDX.HY-16 5-Year Index	BOA	Sell	90.000%	10/19/2011		500	15	(9)
Call - OTC CDX.HY-16 5-Year Index	BOA	Buy	92.000%	10/19/2011		300	7	(4)
Put - OTC CDX.HY-16 5-Year Index	BOA	Sell	92.000%	10/19/2011		300	8	(8)
Call - OTC CDX.HY-16 5-Year Index	MYC	Buy	92.000%	10/19/2011		500	12	(7)
Put - OTC CDX.HY-16 5-Year Index	MYC	Sell	92.000%	10/19/2011		500	13	(13)
Put - OTC CDX.IG-16 5-Year Index	BOA	Sell	1.800%	12/21/2011		3,600	15	(18)
Put - OTC CDX.IG-16 5-Year Index	BPS	Sell	1.800%	12/21/2011		5,700	30	(29)
Put - OTC CDX.IG-16 5-Year Index	FBF	Sell	1.800%	12/21/2011		3,400	17	(18)
Put - OTC CDX.IG-17 5-Year Index	BOA	Sell	2.200%	03/21/2012		2,200	21	(21)
Call - OTC iTraxx Europe 16 5-Year Index	BPS	Buy	2.300%	12/21/2011	EUR	1,200	16	(17)
Call - OTC iTraxx Europe 16 5-Year Index	UAG	Buy	2.300%	12/21/2011		1,800	29	(25)
Call - OTC iTraxx Europe Crossover 15 5-Year Index	BPS	Buy	4.000%	12/21/2011		1,000	13	(1)
Call - OTC iTraxx Europe Crossover 15 5-Year Index	MYC	Buy	4.000%	12/21/2011		1,800	22	(2)

							$232	$(185)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	CBK	JPY	74.950	01/13/2012	$460	$6	$(7)

(k)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Fannie Mae	4.000%	10/01/2041	$5,000	$5,180	$(5,245)
Fannie Mae	4.500%	10/01/2041	2,000	2,116	(2,123)
U.S. Treasury Notes	3.625%	02/15/2021	700	819	(814)

				$8,115	$(8,182)

(6)	Market value includes $4 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,041	10/2011	CBK	$12	$0	$12
Sell		9,621	10/2011	HUS	113	0	113
Sell	BRL	649	11/2011	FBL	59	0	59
Buy	CAD	1,708	10/2011	DUB	0	(92)	(92)
Sell		1,384	10/2011	JPM	75	0	75
Buy	CNY	6,712	11/2011	CBK	0	(29)	(29)
Buy		25,808	02/2012	HUS	3	(6)	(3)
Buy		10,802	02/2013	HUS	1	(2)	(1)
Sell	EUR	840	10/2011	BPS	62	0	62
Sell		1,011	10/2011	BRC	78	0	78
Sell		558	10/2011	CBK	57	0	57
Sell		2,059	10/2011	FBL	117	0	117
Sell		117	10/2011	HUS	12	0	12
Sell		2,060	10/2011	MSC	111	0	111
Buy		1,264	10/2011	RYL	0	(104)	(104)
Sell		2,374	10/2011	RYL	192	0	192
Sell	GBP	1,708	12/2011	JPM	61	0	61
Sell		1,464	12/2011	UAG	55	0	55
Buy	HKD	3,373	12/2011	CBK	1	0	1
Buy		1,000	12/2011	DUB	0	0	0
Sell	HUF	34,077	10/2011	CBK	0	(1)	(1)
Sell		40,686	10/2011	DUB	14	0	14
Sell		58,244	10/2011	HUS	9	0	9
Sell		33,851	10/2011	JPM	1	0	1
Sell		33,818	10/2011	MSC	0	0	0
Sell		16,273	10/2011	UAG	6	0	6
Sell		27,421	11/2011	BRC	12	0	12
Buy	INR	50,986	11/2011	UAG	0	(104)	(104)
Sell	JPY	218,334	10/2011	CBK	0	(114)	(114)
Sell	KRW	532,275	10/2011	JPM	48	0	48
Buy		1,302,167	11/2011	JPM	0	(132)	(132)
Sell	MXN	352	11/2011	BOA	4	0	4
Buy		9,838	11/2011	BRC	0	(126)	(126)
Sell		12,203	11/2011	BRC	134	0	134
Buy		1,526	11/2011	DUB	0	(19)	(19)
Sell		4,809	11/2011	DUB	60	0	60
Buy		4,381	11/2011	HUS	0	(56)	(56)
Sell		2,985	11/2011	HUS	29	0	29
Buy		12,966	11/2011	MSC	0	(165)	(165)
Sell		4,138	11/2011	UAG	39	0	39
Buy	MYR	1,907	04/2012	JPM	0	(41)	(41)
Buy	NOK	1,599	10/2011	CBK	0	(25)	(25)
Buy		1,600	10/2011	JPM	0	(26)	(26)
Buy	SGD	3	12/2011	UAG	0	0	0
Buy	TWD	9,445	01/2012	BRC	0	(30)	(30)
Buy		22,326	01/2012	CBK	0	(69)	(69)

					$1,365	$(1,141)	$224

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$5,759	$0	$5,759
Corporate Bonds & Notes
Banking & Finance	0	21,480	0	21,480
Industrials	0	7,200	0	7,200
Utilities	0	1,045	0	1,045
Convertible Bonds & Notes
Industrials	0	1,932	0	1,932
Municipal Bonds & Notes
California	0	4,112	0	4,112
Massachusetts	0	4,303	0	4,303
New Jersey	0	1,095	0	1,095
U.S. Government Agencies	0	40,705	460	41,165
U.S. Treasury Obligations	0	25,935	0	25,935
Mortgage-Backed Securities	0	9,330	995	10,325
Asset-Backed Securities	0	13,662	0	13,662
Sovereign Issues	0	14,025	0	14,025
Short-Term Instruments
Repurchase Agreements	0	1,490	0	1,490
U.S. Treasury Bills	0	4,499	0	4,499
PIMCO Short-Term Floating NAV Portfolio	3,508	0	0	3,508
Purchased Options
Credit Contracts	0	112	0	112
	$3,508	$156,684	$1,455	$161,647

Short Sales, at value	$0	$(8,182)	$0	$(8,182)

Financial Derivative Instruments (7) - Assets
Credit Contracts	33	1,165	0	1,198
Foreign Exchange Contracts	0	1,365	0	1,365
Interest Rate Contracts	91	477	0	568
	$124	$3,007	$0	$3,131

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(314)	0	(314)
Foreign Exchange Contracts	0	(1,148)	0	(1,148)
Interest Rate Contracts	(80)	(4,298)	0	(4,378)
	$(80)	$(5,760)	$0	$(5,840)

Totals	$3,552	$145,749	$1,455	$150,756

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011 (9)
Investments, at value
U.S. Government Agencies	$0	$449	$0	$0	$0	$11	$0	$0	$460	$11
Mortgage-Backed Securities	0	1,039	(36)	1	5	(14)	0	0	995	(14)

	$0	$1,488	$(36)	$1	$5	$(3)	$0	$0	$1,455	$(3)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
NRG Energy, Inc.
4.000% due 07/01/2018		$998	$976
Springleaf Finance Corp.
5.500% due 05/10/2017		3,800	3,339

Total Bank Loan Obligations (Cost $4,777)			4,315

CORPORATE BONDS & NOTES 35.8%
BANKING & FINANCE 31.0%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		1,200	1,270
Ally Financial, Inc.
3.751% due 06/20/2014		6,200	5,663
American Express Co.
7.250% due 05/20/2014		600	681
American Express Credit Corp.
5.875% due 05/02/2013		400	424
American International Group, Inc.
3.650% due 01/15/2014		1,100	1,073
8.175% due 05/15/2068		800	709
ANZ National International Ltd.
0.736% due 08/19/2014		1,000	1,006
6.200% due 07/19/2013		1,300	1,389
Bank of America Corp.
5.375% due 06/15/2014		1,000	993
Bank of Montreal
2.850% due 06/09/2015		1,900	2,008
Barclays Bank PLC
7.434% due 09/29/2049		200	165
BPCE S.A.
2.375% due 10/04/2013		600	584
Citigroup, Inc.
0.548% due 11/05/2014		500	461
1.136% due 02/15/2013		11,000	10,849
6.000% due 12/13/2013		1,500	1,577
7.375% due 06/16/2014	EUR	1,600	2,270
Commonwealth Bank of Australia
0.630% due 09/17/2014		$15,800	15,821
0.666% due 07/12/2013		8,900	8,900
Countrywide Financial Corp.
5.800% due 06/07/2012		300	301
DanFin Funding Ltd.
0.950% due 07/16/2013		1,900	1,900
Dexia Credit Local
0.731% due 03/05/2013		1,000	998
Dexia Credit Local S.A.
0.733% due 04/29/2014		7,900	7,446
FIH Erhvervsbank A/S
2.000% due 06/12/2013		300	307
Ford Motor Credit Co. LLC
2.996% due 01/13/2012		800	804
7.000% due 10/01/2013		1,000	1,053
7.250% due 10/25/2011		600	601
7.500% due 08/01/2012		2,000	2,041
7.800% due 06/01/2012		200	205
FUEL Trust
3.984% due 12/15/2022		3,000	2,942
General Electric Capital Corp.
0.352% due 09/21/2012		2,800	2,801
0.352% due 12/21/2012		3,100	3,104
0.496% due 06/01/2012		15,000	15,030
Goldman Sachs Group, Inc.
0.746% due 01/12/2015		6,000	5,560
0.805% due 03/22/2016		2,000	1,717
1.835% due 11/15/2014	EUR	700	846
HBOS PLC
6.750% due 05/21/2018		$1,000	855
HCP, Inc.
6.700% due 01/30/2018		1,000	1,083
ING Bank NV
1.169% due 03/30/2012		6,300	6,293
1.570% due 10/18/2013		5,200	5,102
International Lease Finance Corp.
5.625% due 09/20/2013		400	386
5.750% due 05/15/2016		3,000	2,671
6.500% due 09/01/2014		300	302
6.750% due 09/01/2016		300	302
7.125% due 09/01/2018		600	605
JPMorgan Chase & Co.
1.053% due 01/24/2014		14,400	14,250
LeasePlan Corp. NV
3.000% due 05/07/2012		1,200	1,217
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		700	174
7.000% due 09/27/2027 (a)		100	24
Liberty Mutual Group, Inc.
5.750% due 03/15/2014		1,000	1,043
Macquarie Bank Ltd.
2.600% due 01/20/2012		300	302
Merrill Lynch & Co., Inc.
0.561% due 06/05/2012		2,000	1,923
2.287% due 09/27/2012	EUR	200	260
5.450% due 07/15/2014		$200	196
6.050% due 08/15/2012		4,000	4,038
MetLife of Connecticut Institutional Funding Ltd.
0.499% due 12/08/2011		1,000	999
Morgan Stanley
0.729% due 10/15/2015		600	507
1.870% due 03/01/2013	EUR	200	254
2.786% due 05/14/2013		$6,100	5,901
National Australia Bank Ltd.
0.746% due 07/08/2014		7,900	7,939
5.350% due 06/12/2013		1,000	1,057
New York Life Global Funding
1.655% due 12/20/2013	EUR	3,500	4,604
NIBC Bank NV
2.800% due 12/02/2014		$5,200	5,454
Pacific Life Global Funding
5.150% due 04/15/2013		300	314
Royal Bank of Scotland Group PLC
1.153% due 04/23/2012		500	502
1.450% due 10/20/2011		5,500	5,502
1.862% due 01/30/2017	EUR	300	292
2.723% due 08/23/2013		$3,700	3,690
3.000% due 12/09/2011		500	502
Santander U.S. Debt S.A. Unipersonal
1.169% due 03/30/2012		5,300	5,262
SLM Corp.
5.050% due 11/14/2014		2,000	1,932
Turkiye Garanti Bankasi A/S
2.751% due 04/20/2016		500	455
UBS AG
2.250% due 08/12/2013		3,500	3,439
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		3,000	2,872
Wells Fargo Capital XIII
7.700% due 12/29/2049		500	503
Westpac Banking Corp.
0.533% due 12/14/2012		10,200	10,218
0.617% due 09/10/2014		300	302
3.585% due 08/14/2014		1,500	1,603
Westpac Securities NZ Ltd.
2.500% due 05/25/2012		900	911

			209,539

INDUSTRIALS 4.3%
Boston Scientific Corp.
5.450% due 06/15/2014		500	538
Cardinal Health, Inc.
6.000% due 06/15/2017		400	463
Cemex S.A.B. de C.V.
5.369% due 09/30/2015		800	488
DISH DBS Corp.
6.375% due 10/01/2011		600	601
Dow Chemical Co.
4.850% due 08/15/2012		1,000	1,030
Lyondell Chemical Co.
11.000% due 05/01/2018		3,900	4,232
Masco Corp.
6.125% due 10/03/2016		1,000	977
NXP BV
4.355% due 10/15/2013	EUR	2,095	2,694
Office Depot, Inc.
6.250% due 08/15/2013		$1,000	972
Petroleos Mexicanos
5.500% due 01/21/2021		400	424
Rexam PLC
6.750% due 06/01/2013		400	428
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,119
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	1,078
Steel Dynamics, Inc.
7.375% due 11/01/2012		2,000	2,050
UST LLC
6.625% due 07/15/2012		900	937
Videotron Ltee
6.875% due 01/15/2014		304	306
Volkswagen International Finance NV
1.625% due 08/12/2013		2,500	2,510
Wesfarmers Ltd.
2.983% due 05/18/2016		7,200	7,301
Xstrata Canada Corp.
7.350% due 06/05/2012		400	415

			28,563

UTILITIES 0.5%
Sprint Capital Corp.
8.375% due 03/15/2012		800	812
TDC A/S
3.500% due 02/23/2015	EUR	2,000	2,732

			3,544

Total Corporate Bonds & Notes (Cost $244,704)			241,646

MUNICIPAL BONDS & NOTES 0.3%
NORTH CAROLINA 0.3%
North Carolina State Education Assistance Authority
0.785% due 10/26/2020		$2,000	1,996

OHIO 0.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		200	141

WEST VIRGINIA 0.0%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	73

Total Municipal Bonds & Notes (Cost $2,285)			2,210

U.S. GOVERNMENT AGENCIES 5.9%
Fannie Mae
0.585% due 05/25/2042		12	12
0.915% due 02/25/2041		2,970	2,979
1.452% due 10/01/2044		14	14
2.393% due 05/25/2035		113	118
2.555% due 11/01/2034		89	95
4.500% due 04/01/2023 - 04/01/2024		2,943	3,140
5.060% due 07/01/2035		115	123
5.346% due 01/01/2036		491	529
5.362% due 11/01/2035		263	283
5.500% due 12/01/2036		8,558	9,327
Freddie Mac
0.191% due 03/21/2013 (h)		10,600	10,602
0.459% due 02/15/2019		798	801
0.495% due 08/25/2031		3	3
0.679% due 08/15/2033		3,328	3,323
1.452% due 02/25/2045		146	140
2.108% due 07/01/2036		404	424
2.490% due 01/01/2034		15	15
2.820% due 09/01/2036		387	406
3.416% due 10/01/2036		347	369
Ginnie Mae
0.530% due 03/20/2037		3,444	3,438
NCUA Guaranteed Notes
0.674% due 10/07/2020		1,284	1,285
0.784% due 12/08/2020		1,679	1,690
Small Business Administration
5.510% due 11/01/2027		693	771

Total U.S. Government Agencies (Cost $39,477)			39,887

U.S. TREASURY OBLIGATIONS 116.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (e)(h)		114,395	118,175
0.500% due 04/15/2015 (e)		26,410	27,485
0.625% due 04/15/2013		5,357	5,456
0.625% due 07/15/2021		51,898	54,229
1.125% due 01/15/2021 (g)		5,681	6,210
1.250% due 04/15/2014		26,734	28,012
1.250% due 07/15/2020		39,321	43,481
1.375% due 07/15/2018 (h)		4,194	4,655
1.375% due 01/15/2020		25,108	27,985
1.625% due 01/15/2015		19,648	21,144
1.875% due 07/15/2013		30,365	31,798
1.875% due 07/15/2015		27,654	30,368
1.875% due 07/15/2019 (h)		26,348	30,368
2.000% due 04/15/2012		7,241	7,310
2.000% due 01/15/2014 (e)		36,227	38,477
2.000% due 07/15/2014		44,348	47,719
2.000% due 01/15/2016		29,782	33,104
2.000% due 01/15/2016 (e)		12,523	13,920
2.000% due 01/15/2026		1,253	1,491
2.125% due 01/15/2019 (h)		7,686	8,963
2.125% due 02/15/2041		7,122	9,133
2.375% due 01/15/2017		11,223	12,910
2.375% due 01/15/2017 (e)(h)		11,207	12,892
2.375% due 01/15/2025		1,439	1,780
2.375% due 01/15/2027		1,570	1,966
2.500% due 07/15/2016		12,202	14,021
2.500% due 01/15/2029		526	676
2.625% due 07/15/2017		8,953	10,553
2.625% due 07/15/2017 (e)(h)		16,363	19,287
3.000% due 07/15/2012		77,513	79,706
3.375% due 01/15/2012 (g)		23,286	23,486
3.625% due 04/15/2028		1,538	2,216
3.875% due 04/15/2029		2,338	3,523
U.S. Treasury Notes
0.500% due 11/30/2012 (e)(h)		12,300	12,347
0.625% due 06/30/2012		300	301
4.875% due 02/15/2012 (e)		1,800	1,832

Total U.S. Treasury Obligations (Cost $788,685)			786,979

MORTGAGE-BACKED SECURITIES 11.4%
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,314	1,346
Arran Residential Mortgages Funding PLC
2.985% due 11/19/2047	EUR	8,100	10,810
Banc of America Large Loan, Inc.
0.739% due 08/15/2029		$763	708
1.979% due 11/15/2015		6,377	5,693
5.691% due 06/24/2050		300	327
Banc of America Mortgage Securities, Inc.
2.867% due 06/25/2035		344	280
5.061% due 11/25/2034		251	217
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.395% due 06/10/2049		134	131
5.801% due 06/10/2049		134	136
BCAP LLC Trust
5.250% due 08/26/2037		2,400	2,361
5.756% due 03/26/2037		600	455
Bear Stearns Adjustable Rate Mortgage Trust
2.150% due 08/25/2035		68	63
2.400% due 08/25/2035		117	108
2.710% due 03/25/2035		217	202
2.731% due 03/25/2035		66	63
2.742% due 03/25/2035		215	172
2.968% due 01/25/2035		652	544
3.066% due 01/25/2035		832	712
Bear Stearns Structured Products, Inc.
2.572% due 01/26/2036		604	362
4.719% due 12/26/2046		3,506	2,144
Citigroup Commercial Mortgage Trust
5.886% due 12/10/2049		91	99
Citigroup Mortgage Loan Trust, Inc.
2.370% due 08/25/2035		140	128
2.450% due 08/25/2035		156	130
2.500% due 12/25/2035		1,185	1,023
5.624% due 09/25/2037 (a)		1,065	639
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		400	422
5.886% due 11/15/2044		200	216
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		589	597
Countrywide Alternative Loan Trust
0.405% due 05/25/2047		3,141	1,948
0.426% due 12/20/2046		2,620	1,311
6.000% due 02/25/2037		451	290
Countrywide Home Loan Mortgage Pass-Through Trust
2.761% due 11/19/2033		12	11
2.793% due 08/25/2034		82	57
Credit Suisse Mortgage Capital Certificates
0.459% due 10/15/2021		1,391	1,308
5.383% due 02/15/2040		400	433
5.467% due 09/18/2039		1,000	1,097
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	5,883
First Horizon Alternative Mortgage Securities
2.323% due 06/25/2034		31	26
Fosse Master Issuer PLC
1.650% due 10/18/2054		3,100	3,091
Gosforth Funding PLC
2.283% due 04/24/2047	GBP	4,000	6,213
Granite Master Issuer PLC
0.270% due 12/20/2054		$346	328
Granite Mortgages PLC
1.305% due 09/20/2044	GBP	430	639
Greenpoint Mortgage Funding Trust
0.315% due 01/25/2047 (a)		$72	67
0.505% due 11/25/2045		16	9
GS Mortgage Securities Corp.
1.317% due 03/06/2020		300	298
3.849% due 12/10/2043		3,535	3,639
4.592% due 08/10/2043		1,400	1,462
GSR Mortgage Loan Trust
2.996% due 01/25/2035		166	141
Harborview Mortgage Loan Trust
0.470% due 03/19/2036		99	58
Holmes Master Issuer PLC
2.955% due 10/15/2054	EUR	4,100	5,495
Indymac INDA Mortgage Loan Trust
5.067% due 11/25/2035		$473	376
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		340	353
5.429% due 12/12/2043		310	332
JPMorgan Mortgage Trust
2.789% due 08/25/2035		197	165
2.806% due 07/25/2035		163	146
5.018% due 02/25/2035		686	654
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200	216
MASTR Adjustable Rate Mortgages Trust
2.721% due 11/21/2034		100	94
Mellon Residential Funding Corp.
0.969% due 09/15/2030		463	369
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	104
MLCC Mortgage Investors, Inc.
1.653% due 10/25/2035		447	389
Morgan Stanley Capital
6.080% due 06/11/2049		25	27
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,135	1,113
Permanent Master Issuer PLC
2.905% due 07/15/2042	EUR	400	535
RBSCF Trust
6.214% due 12/16/2049		$600	666
Residential Accredit Loans, Inc.
0.485% due 08/25/2037		2,127	1,287
1.602% due 09/25/2045		268	152
Sequoia Mortgage Trust
0.430% due 07/20/2036		776	606
Structured Adjustable Rate Mortgage Loan Trust
1.652% due 01/25/2035		26	15
2.488% due 02/25/2034		42	38
5.500% due 12/25/2034		459	412
Structured Asset Mortgage Investments, Inc.
0.890% due 10/19/2034		38	31

Vornado DP LLC
4.004% due 09/13/2028		1,500	1,516
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020		680	597
0.319% due 09/15/2021		574	554
5.088% due 08/15/2041		300	319
5.418% due 01/15/2045		310	335
5.572% due 10/15/2048		200	213
WaMu Mortgage Pass-Through Certificates
1.012% due 05/25/2047		434	262
5.176% due 12/25/2035		447	381
5.542% due 08/25/2035		177	151
Wells Fargo Mortgage-Backed Securities Trust
2.795% due 03/25/2036		433	349
5.000% due 06/25/2033		286	272

Total Mortgage-Backed Securities (Cost $79,221)			76,921

ASSET-BACKED SECURITIES 9.7%
AMMC CDO
0.537% due 05/03/2018		496	479
Aquilae CLO PLC
2.057% due 01/17/2023	EUR	757	934
ARES CLO Ltd.
0.564% due 03/12/2018		$583	565
Babson CLO Ltd.
0.606% due 11/15/2016		474	460
Carrington Mortgage Loan Trust
0.555% due 10/25/2035		106	97
Citibank Omni Master Trust
2.329% due 05/16/2016		3,300	3,329
2.979% due 08/15/2018		6,100	6,387
Commercial Industrial Finance Corp.
0.535% due 05/10/2021		4,600	4,255
0.586% due 03/01/2021		4,300	3,990
Countrywide Asset-Backed Certificates
0.415% due 07/25/2036		1,750	1,415
0.485% due 04/25/2036		261	222
5.481% due 04/25/2036		1,738	1,604
Credit-Based Asset Servicing & Securitization LLC
0.355% due 07/25/2037		34	31
Cumberland CLO Ltd.
0.525% due 11/10/2019		1,346	1,287
Duane Street CLO
0.519% due 11/08/2017		485	457
First CLO Ltd.
0.653% due 12/14/2016		298	288
First Franklin Mortgage Loan Asset-Backed Certificates
0.575% due 11/25/2035		6,410	5,273
0.615% due 09/25/2035		3,584	3,360
Ford Credit Auto Owner Trust
2.729% due 05/15/2013		657	659
Globaldrive BV
2.946% due 04/20/2018	EUR	2,244	3,036
GSAMP Trust
0.305% due 12/25/2036		$102	66
Gulf Stream Compass CLO Ltd.
0.609% due 07/15/2016		173	170
Harvest CLO S.A.
2.228% due 03/29/2017	EUR	191	246
Illinois Student Assistance Commission
0.733% due 04/25/2017		$317	317
Katonah Ltd.
0.671% due 09/20/2016		1,042	1,015
Landmark CDO Ltd.
0.626% due 06/01/2017		1,437	1,373
LCM LP
0.582% due 03/21/2019		1,100	1,022
Magi Funding PLC
1.835% due 04/11/2021	EUR	558	691
MBNA Credit Card Master Note Trust
5.600% due 07/17/2014		2,700	3,690
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		$222	150
Nelnet Student Loan Trust
0.953% due 07/25/2018		315	316
Penta CLO S.A.
1.934% due 06/04/2024	EUR	1,162	1,389
Premium Loan Trust Ltd.
0.633% due 10/25/2014		$106	105
Racers
0.602% due 07/25/2017		989	967
SLM Student Loan Trust
0.293% due 04/25/2019		2,200	2,125
1.688% due 10/25/2023	EUR	900	1,128
1.753% due 04/25/2023		$5,800	5,965
1.879% due 12/15/2017		591	593
2.350% due 04/15/2039		1,479	1,494
4.500% due 11/16/2043		2,536	2,426
Specialty Underwriting & Residential Finance
0.295% due 01/25/2038		166	148
Structured Asset Securities Corp.
1.735% due 04/25/2035		721	551
Symphony CLO Ltd.
0.526% due 05/15/2019		700	655
WaMu Asset-Backed Certificates
0.285% due 01/25/2037		15	14
Wind River CLO Ltd.
0.680% due 12/19/2016		712	681
Wood Street CLO BV
1.988% due 03/29/2021	EUR	214	270

Total Asset-Backed Securities (Cost $66,392)			65,695

SOVEREIGN ISSUES 9.3%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	1,200	1,304
3.000% due 09/20/2025		5,200	6,111
4.000% due 08/20/2020		4,900	8,449
Canada Government Bond
2.750% due 09/01/2016	CAD	14,000	14,224
Export-Import Bank of Korea
1.393% due 03/13/2012		$2,700	2,700
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	4,969	5,432
2.600% due 09/15/2023 (c)		4,037	4,413
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)	AUD	300	338
Societe Financement de l'Economie Francaise
0.450% due 07/16/2012		$5,000	5,014
2.125% due 01/30/2012		500	503
United Kingdom Gilt
1.875% due 11/22/2022 (c)	GBP	1,826	3,525
4.750% due 12/07/2030		5,600	10,659

Total Sovereign Issues (Cost $64,893)			62,672

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		300	310

Total Convertible Preferred Securities (Cost $300)			310

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.4%
CERTIFICATES OF DEPOSIT 1.0%
Banco Bradesco S.A.
1.955% due 01/24/2013		$3,600	3,630
Itau Unibanco Holding S.A.
0.000% due 12/12/2011		3,000	2,993

			6,623

COMMERCIAL PAPER 0.5%
Vodafone Group PLC
0.880% due 01/19/2012		3,600	3,595

REPURCHASE AGREEMENTS 8.0%
Banc of America Securities LLC
0.090% due 10/03/2011		32,100	32,100
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2014 valued at $32,765. Repurchase proceeds are $32,100.)
BNP Paribas Securities Corp.
0.070% due 10/05/2011		7,500	7,500
(Dated 09/20/2011. Collateralized by Freddie Mac 3.310% due 11/10/2020 valued at $7,719. Repurchase proceeds are $7,500.)
Citigroup Global Markets, Inc.
0.100% due 10/03/2011		6,600	6,600
(Dated 09/30/2011. Collateralized by Fannie Mae 1.000% due 09/20/2013 valued at $6,728. Repurchase proceeds are $6,600.)
Goldman Sachs & Co.
0.050% due 10/03/2011		4,000	4,000
(Dated 09/30/2011. Collateralized by Fannie Mae 5.500% due 08/01/2037 valued at $4,131. Repurchase proceeds are $4,000.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		3,643	3,643
(Dated 09/30/2011. Collateralized by U.S. Treasury Bills 0.000% due 12/29/2011 valued at $2,880 and U.S. Treasury Notes 3.125% due 04/30/2017 valued at $842. Repurchase proceeds are $3,643.)

			53,843

SHORT-TERM NOTES 1.5%
Banco Santander Brazil S.A.
2.596% due 12/29/2011		4,100	4,088
Fannie Mae
0.060% due 11/09/2011		4,900	4,899
0.070% due 10/03/2011		885	885
Pacific Gas & Electric Co.
0.826% due 10/11/2011		300	300

			10,172

U.S. TREASURY BILLS 7.7%
0.014% due 10/13/2011 - 03/29/2012 (b)(e)(f)	52,040	52,031

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 6.7%
	4,493,844	44,997

Total Short-Term Instruments (Cost $171,223)		171,261

PURCHASED OPTIONS (j) 0.1%
(Cost $959)		517

Total Investments 215.0% (Cost $1,462,916)		$1,452,413
Written Options (k) (0.3%) (Premiums $2,560)		(1,818)
Other Assets and Liabilities (Net) (114.7%)		(775,090)

Net Assets 100.0%		$675,505

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security is in default.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $88,258 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $3,010 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2011.

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $33,215 at a weighted average interest rate of 0.174%. On September 30, 2011, securities valued at $29,696 were pledged as collateral for reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,648 and cash of $44 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2013	28	$(4)
90-Day Euribor March Futures	Long	03/2014	8	4
90-Day Euribor September Futures	Long	09/2013	8	(1)
90-Day Eurodollar December Futures	Long	12/2013	328	407
90-Day Eurodollar June Futures	Long	06/2013	55	79
90-Day Eurodollar March Futures	Long	03/2013	271	424
90-Day Eurodollar September Futures	Long	09/2013	159	241
Euro-Bobl December Futures	Long	12/2011	10	0
Euro-Bund 10-Year Bond December Futures	Long	12/2011	35	64
Gold 100 oz. December Futures	Long	12/2011	46	(914)
WTI Crude December Futures	Short	11/2011	23	184
WTI Crude March Futures	Long	02/2012	23	(189)

				$295

(i)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.758%	$400	$3	$0	$3
HCP, Inc.	GST	(2.910%	)	03/20/2018	3.270%	1,000	19	0	19
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.471%	1,000	25	0	25
Masco Corp.	CBK	(1.910%	)	12/20/2016	5.035%	1,000	136	0	136
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	6.269%	1,000	21	(24)	45
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.683%	400	(5)	0	(5)
RPM International, Inc.	GST	(1.500%	)	03/20/2018	2.462%	1,000	55	0	55
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	3.186%	1,000	95	0	95
UST LLC	BOA	(0.340%	)	09/20/2012	0.130%	900	(2)	0	(2)
Xstrata Canada Corp.	BOA	(0.910%	)	06/20/2012	0.320%	400	(2)	0	(2)

							$345	$(24)	$369

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.743%	$1,000	$(26)	$(13)	$(13)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.275%	1,800	(170)	(60)	(110)
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.743%	500	(13)	(9)	(4)
France Government Bond	BOA	0.250%	12/20/2015	1.713%	900	(53)	(21)	(32)
France Government Bond	CBK	0.250%	06/20/2015	1.645%	300	(15)	(7)	(8)
France Government Bond	CBK	0.250%	12/20/2015	1.713%	100	(6)	(3)	(3)
France Government Bond	CBK	0.250%	06/20/2016	1.792%	500	(34)	(22)	(12)
France Government Bond	CBK	0.250%	09/20/2016	1.825%	500	(36)	(28)	(8)
France Government Bond	DUB	0.250%	06/20/2015	1.645%	200	(10)	(7)	(3)
France Government Bond	JPM	0.250%	12/20/2015	1.713%	5,200	(304)	(105)	(199)
France Government Bond	MYC	0.250%	06/20/2016	1.792%	800	(54)	(35)	(19)
France Government Bond	RYL	0.250%	12/20/2015	1.713%	700	(41)	(14)	(27)
Japan Government International Bond	BOA	1.000%	12/20/2015	1.312%	3,600	(44)	82	(126)
Japan Government International Bond	DUB	1.000%	12/20/2015	1.312%	100	(1)	2	(3)
Japan Government International Bond	GST	1.000%	12/20/2015	1.312%	600	(8)	12	(20)
Japan Government International Bond	JPM	1.000%	12/20/2015	1.312%	600	(8)	12	(20)
Japan Government International Bond	RYL	1.000%	12/20/2015	1.312%	500	(6)	11	(17)
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2012	5.085%	2,600	(74)	(67)	(7)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.136%	200	0	(2)	2
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.757%	400	4	3	1
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.883%	600	3	7	(4)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.757%	1,500	14	12	2
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.814%	4,200	34	99	(65)

						$(848)	$(153)	$(695)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$300	$19	$41	$(22)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	800	48	119	(71)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	2,600	159	364	(205)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	1,500	92	212	(120)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	600	36	82	(46)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	900	55	127	(72)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	600	37	81	(44)

					$446	$1,026	$(580)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM	EUR	600	$23	$0	$23
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MYC	BRL	4,100	(78)	(73)	(5)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BRC		5,400	(30)	(86)	56
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HUS		1,100	12	4	8
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		2,000	(1)	0	(1)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MYC		5,300	(2)	(4)	2
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS		6,900	67	21	46
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MYC		4,300	23	(4)	27
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GLM		4,900	87	44	43
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HUS		8,800	155	70	85
Pay	1-Year BRL-CDI	14.765%	01/02/2012	BOA		800	48	2	46
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HUS		200	11	1	10
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		9,500	152	5	147
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		3,800	61	5	56
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MYC		3,200	54	0	54
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UAG		400	8	1	7
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		900	18	4	14
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		4,000	84	16	68

							$692	$6	$686

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	COMEX Gold 100 oz. December Futures	$1,677.000	11/29/2011	DUB	390	$21	$0	$21
Pay	COMEX Gold 100 oz. December Futures	1,711.300	11/29/2011	DUB	420	38	0	38
Receive	DTDBRTCO CAL12 Index	0.001	12/31/2012	BRC	60,000	(24)	0	(24)
Pay	EUMARGIN CAL12 Index	5.150	12/31/2012	BRC	36,000	(22)	0	(22)
Pay	EUROBOBCO CAL12 Index	4.150	12/31/2012	BRC	15,000	12	0	12
Pay	EUROJETCOCAL12 Index	19.900	12/31/2012	BRC	6,000	(8)	0	(8)
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	BRC	18,000	5	0	5
Pay	LSFOCOCAL12 Index	7.635	12/31/2012	BRC	21,000	(28)	0	(28)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(35)	0	(35)
Receive	NYMEX Platinum January Futures	1,574.450	12/29/2011	DUB	810	(41)	0	(41)

						$(82)	$0	$(82)

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	19,031	3-Month U.S. Treasury Bill rate plus a specified spread	$5,480	10/27/2011	BOA	$(116)
Receive	BXCS1461 Index	22,364	3-Month U.S. Treasury Bill rate plus a specified spread	56,280	10/27/2011	BRC	(1,165)
Receive	DJUBSF3T Index	82,902	3-Month U.S. Treasury Bill rate plus a specified spread	51,260	10/27/2011	BRC	(1,036)
Receive	DJUBSTR Index	62,824	3-Month U.S. Treasury Bill rate plus a specified spread	18,090	10/27/2011	BRC	(383)
Receive	CVICSTR3 Index	42,775	3-Month U.S. Treasury Bill rate plus a specified spread	13,130	10/27/2011	CBK	(278)
Receive	DJUBSF3T Index	9,914	3-Month U.S. Treasury Bill rate plus a specified spread	6,130	10/27/2011	CBK	(124)
Receive	DJUBSTR Index	145,444	3-Month U.S. Treasury Bill rate plus a specified spread	41,880	10/27/2011	DUB	(887)
Pay (7)	DJUBSHG Index	8,989	0.000%	3,091	10/27/2011	FBF	90
Receive	DJUBSTR Index	226,119	3-Month U.S. Treasury Bill rate plus a specified spread	65,110	10/27/2011	FBF	(1,379)
Receive (7)	SPGCICP Index	4,923	0.000%	3,167	10/27/2011	FBF	(103)
Receive	ENHGD84T Index	185,313	3-Month U.S. Treasury Bill rate plus a specified spread	67,760	10/27/2011	GLM	(1,366)
Receive	DJUBSF3T Index	21,623	3-Month U.S. Treasury Bill rate plus a specified spread	13,370	10/27/2011	JPM	(270)
Receive	DJUBSTR Index	147,250	3-Month U.S. Treasury Bill rate plus a specified spread	42,400	10/27/2011	JPM	(898)
Pay	DJUBSTR Index	21,532	3-Month U.S. Treasury Bill rate plus a specified spread	6,200	10/27/2011	MYC	131
Receive	DJUBSTR Index	361,075	3-Month U.S. Treasury Bill rate plus a specified spread	103,970	10/27/2011	MYC	(2,203)
Receive	MOTT3001 Index	230,734	3-Month U.S. Treasury Bill rate plus a specified spread	71,580	10/27/2011	MYC	(1,517)
Receive	MOTT3002 Index	366,731	3-Month U.S. Treasury Bill rate plus a specified spread	112,120	10/27/2011	MYC	(2,377)
Receive	MOTT3007 Index	38,377	3-Month U.S. Treasury Bill rate plus a specified spread	11,670	10/27/2011	MYC	(229)
Receive	DJUBSTR Index	59,282	3-Month U.S. Treasury Bill rate plus a specified spread	17,070	10/27/2011	UAG	(361)

							$(14,471)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	ICE Brent Crude December Futures	$0.102	11/10/2011	DUB	$4,000	$(44)	$0	$(44)
Pay	ICE Brent Crude December Futures	0.109	11/10/2011	DUB	1,400	(5)	0	(5)
Pay	London Gold Market Fixing Ltd. PM	0.070	10/04/2011	GST	670	(40)	0	(40)
Pay	London Gold Market Fixing Ltd. PM	0.104	10/07/2011	GST	620	(9)	0	(9)
Pay	London Gold Market Fixing Ltd. PM	0.046	11/02/2011	JPM	1,960	(156)	0	(156)
Pay	London Gold Market Fixing Ltd. PM	0.038	01/13/2012	JPM	1,010	(71)	0	(71)
Pay	London Gold Market Fixing Ltd. PM	0.038	01/18/2012	SOG	380	(27)	0	(27)
Pay	London Gold Market Fixing Ltd. PM	0.039	01/18/2012	DUB	380	(27)	0	(27)
Receive	NYMEX WTI Crude December Futures	0.102	11/10/2011	DUB	4,000	169	0	169
Receive	NYMEX WTI Crude December Futures	0.109	11/10/2011	DUB	1,400	48	0	48
Pay	NYMEX WTI Crude November Futures	0.194	10/17/2011	DUB	520	(60)	0	(60)
Pay	NYMEX WTI Crude November Futures	0.196	10/17/2011	DUB	90	(2)	0	(2)
Pay	NYMEX WTI Crude November Futures	0.235	10/17/2011	DUB	810	(6)	0	(6)

						$(230)	$0	$(230)

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(j)	Purchased options outstanding on September 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	500	$42	$74
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	24	38
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	48	335	155
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	82	517	229

					$918	$496

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$91.000	11/25/2011	220	$2	$3

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$9,000	$22	$4

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC U.S. Treasury Inflation Protected Securities 0.125% due 10/24/2011	MYC	$75.000	10/24/2011	$113,000	$9	$0
Put - OTC U.S. Treasury Inflation Protected Securities 1.250% due 10/24/2011	MYC	75.000	10/24/2011	10,000	1	0
Put - OTC U.S. Treasury Inflation Protected Securities 1.250% due 10/26/2011	MYC	75.000	10/26/2011	22,000	1	0
Put - OTC U.S. Treasury Inflation Protected Securities 3.000% due 10/26/2011	MYC	75.000	10/26/2011	75,000	6	14

					$17	$14

(k)	Written options outstanding on September 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	JPM	$140.000	11/11/2013	48	$346	$(171)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	82	517	(255)
Call - OTC Gold December Futures	BRC	1,750.000	11/22/2011	5	11	(17)
Call - OTC Gold December Futures	DUB	2,000.000	11/22/2011	15	10	(9)
Put - OTC Gold December Futures	MYC	1,600.000	11/22/2011	9	24	(61)
Call - OTC Gold December Futures	UAG	1,750.000	11/22/2011	5	22	(34)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	500	42	(80)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	200	25	(43)

					$997	$(670)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$37,100	$182	$(61)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	9,000	51	(11)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,000	14	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	10	(1)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	39,600	318	(27)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	7,600	76	(3)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,800	52	(3)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,600	64	(3)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,000	34	(1)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	300	3	0
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	6,600	73	(3)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.750%	11/14/2011	28,700	83	(644)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.750%	11/14/2011	28,700	144	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,900	13	0

							$1,124	$(758)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC AUD versus USD	MSX	$0.990	10/11/2011	AUD	4,100	$40	$(109)

Straddle Options
Description	Counterparty	Exercise Level (9)	Expiration Date	Notional Amount		Premium (9)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	GST	0.000%	10/11/2011		$4,000	$21	$(15)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPM	0.000%	10/11/2011		3,900	20	(15)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	10/11/2011		8,500	94	(86)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement	MYC	0.000%	11/14/2011		9,600	104	(100)

						$239	$(216)

(9)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Inflation-Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$3,400	$29	$(11)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,100	108	(43)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	1,000	13	(4)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,300	10	(7)

						$160	$(65)

(l)	Short sales outstanding on September 30, 2011:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (10)
Fannie Mae	5.500%	11/01/2041	$10,000	$10,819	$(10,834)
U.S. Treasury Inflation Protected Securities	1.125%	01/15/2021	3,720	4,128	(4,076)
U.S. Treasury Inflation Protected Securities	3.375%	01/15/2012	23,296	23,425	(23,676)

				$38,372	$(38,586)

(10)	Market value includes $220 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,100	10/2011	JPM	$31	$0	$31
Buy		1,100	10/2011	RBC	0	(7)	(7)
Sell		1,498	11/2011	CBK	18	0	18
Sell		18,057	11/2011	DUB	204	0	204
Sell		1,100	11/2011	RBC	7	0	7
Buy	BRL	646	11/2011	BRC	0	(50)	(50)
Sell		482	11/2011	CBK	43	0	43
Sell		478	11/2011	DUB	41	0	41
Buy		90	11/2011	HUS	0	(9)	(9)
Buy		90	11/2011	MSC	0	(9)	(9)
Sell	CAD	3,169	11/2011	DUB	169	0	169
Sell		4,754	11/2011	RBC	271	0	271
Buy	CNY	824	11/2011	BRC	1	0	1
Buy		4,954	11/2011	CBK	12	0	12
Buy		3,071	11/2011	JPM	3	0	3
Buy		5,000	02/2012	DUB	9	0	9
Buy		12,827	02/2012	JPM	34	0	34
Buy	EUR	2,543	10/2011	BRC	0	(260)	(260)
Sell		50,134	10/2011	BRC	3,270	0	3,270
Buy		1,138	10/2011	CBK	0	(80)	(80)
Sell		2,027	10/2011	CBK	145	0	145
Sell		1,022	10/2011	DUB	72	0	72
Buy		763	10/2011	FBL	0	(55)	(55)
Sell		1,510	10/2011	FBL	86	0	86
Buy		1,388	10/2011	JPM	0	(123)	(123)
Sell		4,903	10/2011	MSC	264	0	264
Buy		340	10/2011	RBC	0	(26)	(26)
Sell		469	10/2011	RBC	44	0	44
Buy		1,832	10/2011	UAG	0	(80)	(80)
Sell	GBP	5,089	12/2011	CBK	207	0	207
Sell		7,808	12/2011	GST	37	(54)	(17)
Sell		425	12/2011	JPM	7	0	7
Sell		283	12/2011	RBC	6	0	6
Buy	IDR	11,665,600	10/2011	CBK	3	(2)	1
Buy		5,180,000	10/2011	GST	1	0	1
Buy		2,340,200	01/2012	BOA	0	(12)	(12)
Buy		1,198,000	01/2012	DUB	0	(12)	(12)
Buy		1,226,000	01/2012	HUS	0	(11)	(11)
Buy		580,000	01/2012	UAG	0	(5)	(5)
Sell	INR	58,221	11/2011	BRC	85	0	85
Buy		380,006	07/2012	UAG	0	(732)	(732)
Sell	JPY	185,429	10/2011	CBK	0	(97)	(97)
Buy	KRW	9,923,574	11/2011	JPM	0	(1,001)	(1,001)
Sell		3,290,624	11/2011	MSC	43	0	43
Buy	MXN	48,854	11/2011	MSC	0	(631)	(631)
Buy	MYR	815	11/2011	CBK	0	(20)	(20)
Buy		7,604	04/2012	UAG	0	(159)	(159)
Buy	PHP	63,008	11/2011	BRC	14	0	14
Buy		20,100	11/2011	CBK	4	0	4
Buy		94,572	03/2012	CBK	0	(38)	(38)
Buy	SGD	756	12/2011	CBK	0	(22)	(22)
Buy		1,000	12/2011	RYL	0	(63)	(63)
Buy		4,058	12/2011	UAG	0	(265)	(265)

					$5,131	$(3,823)	$1,308

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Bank Loan Obligations	$0	$4,315	$0	$4,315
Corporate Bonds & Notes
Banking & Finance	0	209,539	0	209,539
Industrials	0	28,563	0	28,563
Utilities	0	3,544	0	3,544
Municipal Bonds & Notes
North Carolina	0	1,996	0	1,996
Ohio	0	141	0	141
West Virginia	0	73	0	73
U.S. Government Agencies	0	36,912	2,975	39,887
U.S. Treasury Obligations	0	786,979	0	786,979
Mortgage-Backed Securities	0	74,105	2,816	76,921
Asset-Backed Securities	0	63,015	2,680	65,695
Sovereign Issues	0	62,672	0	62,672
Convertible Preferred Securities
Banking & Finance	310	0	0	310
Short-Term Instruments
Certificates of Deposit	0	6,623	0	6,623
Commercial Paper	0	3,595	0	3,595
Repurchase Agreements	0	53,843	0	53,843
Short-Term Notes	0	10,172	0	10,172
U.S. Treasury Bills	0	52,031	0	52,031
PIMCO Short-Term Floating NAV Portfolio	44,997	0	0	44,997
Purchased Options
Commodity Contracts	0	496	0	496
Interest Rate Contracts	0	21	0	21
	$45,307	$1,398,635	$8,471	$1,452,413

Short Sales, at value	$0	$(38,586)	$0	$(38,586)

Financial Derivative Instruments (7) - Assets
Commodity Contracts	184	497	0	681
Credit Contracts	0	383	0	383
Foreign Exchange Contracts	0	5,131	0	5,131
Interest Rate Contracts	1,219	692	0	1,911
	$1,403	$6,703	$0	$8,106

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(1,103)	(15,885)	(65)	(17,053)
Credit Contracts	0	(1,289)	0	(1,289)
Foreign Exchange Contracts	0	(3,932)	0	(3,932)
Interest Rate Contracts	(5)	(764)	(281)	(1,050)
	$(1,108)	$(21,870)	$(346)	$(23,324)

Totals	$45,602	$1,344,882	$8,125	$1,398,609

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2011 (9)
Investments, at value
U.S. Government Agencies	$6,647	$(3,399)	$(293)	$0	$0	$20	$0	$0	$2,975	$2
Mortgage-Backed Securities	1,852	2,831	(800)	10	5	15	0	(1,097)	2,816	(25)
Asset-Backed Securities	7,544	748	(1,172)	37	39	35	0	(4,551)	2,680	(77)
Short-Term Instruments
Short-Term Notes	3,996	0	0	78	0	14	0	(4,088)	0	0
Purchased Options
Commodity Contracts	156	0	(212)	0	57	(1)	0	0	0	0

	$20,195	$180	$(2,477)	$125	$101	$83	$0	$(9,736)	$8,471	$(100)

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(172)	380	0	0	(225)	(48)	0	0	(65)	(65)
Interest Rate Contracts	(546)	0	0	0	0	265	0	0	(281)	265

	$(718)	$380	$0	$0	$(225)	$217	$0	$0	$(346)	$200

Totals	$19,477	$560	$(2,477)	$125	$(124)	$300	$0	$(9,736)	$8,125	$100

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Portfolio

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.1%
BANKING & FINANCE 1.7%
Banco Santander Brasil S.A.
2.450% due 03/18/2014		$1,900	$1,839
Citigroup, Inc.
1.136% due 02/15/2013		1,600	1,578
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,541
Dexia Credit Local
2.000% due 03/05/2013		3,200	3,171
Kreditanstalt fuer Wiederaufbau
4.625% due 12/14/2012		3,200	3,360
NIBC Bank NV
2.800% due 12/02/2014		3,200	3,356
Nordea Bank AB
1.149% due 01/14/2014		3,400	3,418
Qatari Diar Finance QSC
5.000% due 07/21/2020		1,400	1,502
Royal Bank of Scotland Group PLC
3.000% due 12/09/2011		3,200	3,216
Springleaf Finance Corp.
5.200% due 12/15/2011		800	788
5.900% due 09/15/2012		300	277

			26,046

INDUSTRIALS 0.2%
New York Times Co.
5.000% due 03/15/2015		2,000	1,980
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350% due 06/30/2021		1,500	1,500

			3,480

UTILITIES 0.2%
BP Capital Markets PLC
3.625% due 05/08/2014		300	315
Qwest Corp.
8.875% due 03/15/2012		1,000	1,036
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,286

			2,637

Total Corporate Bonds & Notes (Cost $31,984)			32,163

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.750% due 08/15/2041 (e)		$3,650	4,266
U.S. Treasury Notes
0.500% due 11/30/2012 (e)		900	903
0.625% due 06/30/2012		200	201
3.625% due 02/15/2021 (e)		16,200	18,744

Total U.S. Treasury Obligations (Cost $23,526)			24,114

SOVEREIGN ISSUES 12.1%
Australia Government Bond
4.750% due 06/15/2016	AUD	25,300	25,491
5.250% due 03/15/2019		9,800	10,200
5.500% due 12/15/2013		17,800	17,913
5.500% due 01/21/2018		29,600	31,091
5.500% due 04/21/2023		4,800	5,124
5.750% due 05/15/2021		13,200	14,309
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2012	BRL	1,031	546
10.000% due 01/01/2013		566	299
10.000% due 01/01/2014		567	295
10.000% due 01/01/2017		21,000	10,494
Canada Government Bond
1.500% due 06/01/2012	CAD	25,900	24,821
Export-Import Bank of Korea
1.393% due 03/13/2012		$1,300	1,300
Republic of Germany
2.750% due 04/08/2016	EUR	9,500	13,665
3.250% due 07/04/2021		11,200	16,835
United Kingdom Gilt
3.750% due 09/07/2020	GBP	900	1,572
4.000% due 03/07/2022		9,200	16,338

Total Sovereign Issues (Cost $200,399)			190,293

	SHARES
MUTUAL FUNDS (b)(c) 51.6%
PIMCO Emerging Local Bond Fund		6,090,395	60,904
PIMCO Emerging Markets Bond Fund		2,054,954	22,276
PIMCO Emerging Markets Corporate Bond Fund		5,541,341	58,904
PIMCO Emerging Markets Currency Fund		3,078,602	30,694
PIMCO EqS Emerging Markets Fund		5,737,341	44,350
PIMCO EqS Pathfinder FundTM		14,821,244	137,097
PIMCO Global Advantage Strategy Bond Fund		4,389,061	49,552
PIMCO Global Bond Fund (Unhedged)		1,877,972	19,212
PIMCO Investment Grade Corporate Bond Fund		2,920,655	30,608
PIMCO Long-Term U.S. Government Fund		647,452	8,404
PIMCO RealEstateRealReturn Strategy Fund		587,099	2,566
PIMCO StocksPLUS® Fund		27,249,001	201,370
PIMCO Total Return Fund		8,468,541	91,375
PIMCO Unconstrained Bond Fund		4,786,404	52,363

Total Mutual Funds (Cost $872,951)			809,675

EXCHANGE-TRADED FUNDS 23.6%
iShares MSCI EAFE Index Fund		2,281,787	108,955
PIMCO Investment Grade Corporate Bond Index Fund (b)		105,527	10,682
SPDR Gold Trust		623,792	98,609
Vanguard MSCI Emerging Markets ETF		4,244,407	152,332

Total Exchange-Traded Funds (Cost $427,714)			370,578

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS 0.8%
Banc of America Securities LLC
0.090% due 10/03/2011		$10,000	10,000
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $10,212. Repurchase proceeds are $10,000.)
0.090% due 10/03/2011		2,300	2,300
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 2.625% due 11/15/2020 valued at $2,370. Repurchase proceeds are $2,300.)
State Street Bank and Trust Co.
0.010% due 10/03/2011		288	288
(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 04/30/2017 valued at $297. Repurchase proceeds are $288.)

			12,588

SHORT-TERM NOTES 0.0%
Freddie Mac
0.090% due 10/26/2011		600	600

U.S. TREASURY BILLS 4.2%
0.029% due 10/20/2011 - 03/29/2012 (a)(d)(e)		65,342	65,330

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.1%
		1,791,421	17,937

Total Short-Term Instruments (Cost $96,469)			96,455

PURCHASED OPTIONS (g) 3.9%
(Cost $55,131)			61,672

Total Investments 101.0% (Cost $1,708,174)			$1,584,950
Written Options (h) (0.9%) (Premiums $13,683)			(14,751)
Other Assets and Liabilities (Net) (0.1%)			(1,062)

Net Assets 100.0%			$1,569,137

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $4,113 have been pledged as collateral as of September 30, 2011 for swap, swaption and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Securities with an aggregate market value of $7,689 and cash of $4,968 have been pledged as collateral for the following open futures contracts on September 30, 2011:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2013	38	$67
E-mini NASDAQ 100 Index December Futures	Long	12/2011	684	(408)
E-mini S&P 500 Index December Futures	Long	12/2011	1,566	(3,299)
Euro-Bund 10-Year Bond December Futures	Long	12/2011	366	162
U.S. Treasury 10-Year Note December Futures	Long	12/2011	281	208
United Kingdom Government 10-Year Gilt December Futures	Long	12/2011	85	356
WTI Crude November Futures	Long	10/2011	72	(731)

				$(3,645)

(f)	OTC swap agreements outstanding on September 30, 2011:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	3.052%	$2,000	$133	$116	$17
Qwest Corp.	JPM	(1.000%	)	03/20/2012	1.342%	1,000	1	14	(13)

							$134	$130	$4

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2011 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
America Movil S.A.B. de C.V.	DUB	1.000%	03/20/2012	0.916%		$1,000	$0	$(3)	$3
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	1.386%		600	80	10	70
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	1.386%		200	26	(7)	33
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.900%		300	0	0	0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.880%		100	0	0	0
China Government International Bond	RYL	1.000%	12/20/2016	1.987%		3,400	(157)	(158)	1
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	2.700%		200	(4)	(4)	0
MBIA, Inc.	CBK	5.000%	03/20/2012	27.002%		1,500	(140)	(45)	(95)
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.820%		100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.800%		300	1	1	0
Russia Government International Bond	HUS	1.000%	12/20/2012	2.000%		200	(2)	(2)	0
South Korea Government Bond	DUB	1.000%	12/20/2012	1.400%		400	(2)	(2)	0
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.219%	EUR	1,300	0	(11)	11
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.219%		3,900	3	(37)	40

							$(195)	$(258)	$63

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$37,360	$875	$178	$697
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017	18,100	424	(202)	626
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017	1,470	34	(32)	66
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049	3,400	454	212	242
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049	3,370	451	168	283
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049	780	104	48	56
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	2,650	361	132	229
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051	2,650	362	123	239

						$3,065	$627	$2,438

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The implied credit spread data is unaudited.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HUS	BRL	57,100	$559	$163	$396
Pay	1-Year BRL-CDI	11.970%	01/02/2012	HUS		30,000	67	(9)	76
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		8,400	130	39	91
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		11,300	161	9	152
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		7,600	107	5	102
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		10,600	206	62	144
Receive	3-Month USD-LIBOR	3.000%	06/15/2018	MYC		$7,900	(762)	244	(1,006)
Pay	3-Month USD-LIBOR	4.000%	09/21/2021	GLM		65,100	2,695	527	2,168

							$3,163	$1,040	$2,123

Total Return Swaps on Commodities

Pay/ Receive Commodity Exchange	Reference Entity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	$654.000	11/28/2011	DUB	750,000	$461	$0	$461
Pay	CBOT Corn December Futures	668.150	11/28/2011	DUB	325,000	246	0	246
Receive	CBOT Soybean November Futures	1,340.500	10/27/2011	DUB	300,000	(484)	0	(484)
Receive	CBOT Soybean November Futures	1,348.600	10/27/2011	DUB	130,000	(220)	0	(220)
Receive	NYMEX WTI Crude June Futures	101.100	05/21/2012	DUB	110,000	(2,256)	0	(2,256)
Receive	NYMEX WTI Crude June Futures	103.100	05/21/2012	DUB	20,000	(451)	0	(451)

						$(2,704)	$0	$(2,704)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive (7)	Sberbank of Russia	591,855	0.881%	$1,580	12/13/2011	GST	$(284)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swaps

Pay/ Receive Variance (8)	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.046	11/02/2011	JPM	$70	$(5)	$0	$(5)

(8)	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(g)	Purchased options outstanding on September 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	3,330	$283	$492
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	407	2,849	1,311
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	6	38	17

					$3,170	$1,820

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$1,000.000	12/17/2011	2,561	$5,362	$9,553
Put - CBOE S&P 500 Index December Futures	1,050.000	12/17/2011	98	245	441
Put - CBOE S&P 500 Index December Futures	1,100.000	12/17/2011	672	1,345	4,496
Put - CBOE S&P 500 Index March Futures	925.000	03/17/2012	724	2,428	3,131
Put - CBOE S&P 500 Index March Futures	1,000.000	03/17/2012	1,499	7,852	8,649
Put - CBOE S&P 500 Index March Futures	1,050.000	03/17/2012	2,122	12,752	14,493

				$29,984	$40,763

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	$6,900	$23	$47
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.250%	04/30/2012	19,500	77	134
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	18,560	210	77
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	8,000	98	33
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	5,000	31	21
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	7,000	70	29
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	145,000	7,743	6,235
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	134,400	5,010	3,589

							$13,262	$10,165

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD	BRC		$1.408	10/25/2011	EUR	10,800	$95	$32
Put - OTC EUR versus USD	MSX		1.200	12/05/2011		41,400	170	261
Put - OTC EUR versus USD	BPS		1.000	05/22/2015		25,000	787	1,088
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		22,700	1,124	988
Call - OTC GBP versus USD	DUB		1.602	10/25/2011	GBP	3,800	43	16
Call - OTC NZD versus USD	CBK		0.843	10/25/2011	NZD	5,400	28	6
Call - OTC USD versus CAD	CBK	CAD	1.025	10/25/2011		$3,000	17	77
Put - OTC USD versus CHF	CBK	CHF	0.864	10/25/2011		4,400	35	17
Call - OTC USD versus JPY	UAG	JPY	90.000	10/03/2011		139,000	122	0
Call - OTC USD versus JPY	BRC		78.120	10/25/2011		7,400	38	46
Call - OTC USD versus JPY	MSX		82.000	11/23/2011		36,100	133	91
Call - OTC USD versus NOK	DUB	NOK	5.937	10/25/2011		11,800	101	169

							$2,693	$2,791

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	12/17/2011	9,045	$528	$769
Put - CBOE iShares MSCI EAFA Index Fund	35.000	03/17/2012	1,430	191	250
Put - CBOE iShares U.S. Real Estate Index Fund	50.000	12/17/2011	5,017	869	1,731
Call - CBOE Market Vectors Gold Miners Exchange-Traded Funds	75.000	12/17/2011	10,830	1,180	509
Put - CBOE PowerShares QQQ Trust	42.000	12/17/2011	23,996	2,406	1,968
Put - CBOE PowerShares QQQ Trust	45.000	12/17/2011	6,125	848	906

				$6,022	$6,133

(h)	Written options outstanding on September 30, 2011:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$140.000	11/11/2013	407	$2,991	$(1,449)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	6	38	(19)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	3,330	283	(537)

					$3,312	$(2,005)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$900.000	12/17/2011	1,307	$1,696	$(2,483)
Put - CBOE S&P 500 Index March Futures	950.000	03/17/2012	1,517	5,760	(6,827)
Put - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	76	19	(40)
Call - CME 90-Day Eurodollar June Futures	99.500	06/18/2012	76	39	(23)
Put - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	563	188	(384)
Call - CME 90-Day Eurodollar June Futures	99.625	06/18/2012	233	67	(34)

				$7,769	$(9,791)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$6,200	$20	$(15)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	6,200	20	(22)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	6,100	6	(4)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	6,100	6	(17)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	13,800	24	(3)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	22,000	78	(54)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	22,000	78	(79)
Call - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.350%	02/13/2012	7,700	6	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.350%	02/13/2012	7,700	6	(20)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.000%	04/30/2012	39,000	78	(7)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	41,800	57	(27)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	41,800	57	(114)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	10	(1)
Call - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.450%	02/13/2012	3,900	7	(2)
Put - OTC 2-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	0.450%	02/13/2012	3,900	7	(18)
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	500	3	0
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,400	20	(2)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	3,900	11	(7)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	3,900	11	(21)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	2,500	8	(5)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	2,500	8	(14)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,700	17	(2)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	27,000	215	(18)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	12	(2)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013	3,800	27	(25)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	3,800	27	(29)
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,800	38	(2)
Put - OTC 3-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,200	20	(1)
Put - OTC 3-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,400	35	(2)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,000	9	0
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012	5,400	33	(29)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	5,400	33	(41)
Call - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.700%	02/13/2012	3,800	15	(6)
Put - OTC 3-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.700%	02/13/2012	3,800	15	(25)
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	4,300	43	(2)
Put - OTC 3-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	3,100	30	(2)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012	2,100	32	(36)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	2,100	32	(28)

							$1,163	$(683)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-16 5-Year Index	MYC	Sell	1.200%	12/21/2011	$10,000	$46	$(140)
Put - OTC CDX.IG-16 5-Year Index	UAG	Sell	1.200%	12/21/2011	43,000	211	(601)

						$257	$(741)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	BRC		$1.318	10/25/2011	EUR	10,800	$119	$(144)
Put - OTC GBP versus USD	DUB		1.528	10/25/2011	GBP	3,800	49	(26)
Put - OTC NZD versus USD	CBK		0.786	10/25/2011	NZD	5,400	39	(161)
Put - OTC USD versus CAD	CBK	CAD	0.979	10/25/2011		$3,000	14	0
Call - OTC USD versus CHF	CBK	CHF	0.930	10/25/2011		4,400	35	(35)
Put - OTC USD versus JPY	BRC	JPY	74.470	10/25/2011		7,400	40	(15)
Put - OTC USD versus NOK	DUB	NOK	5.508	10/25/2011		11,800	85	(13)

							$381	$(394)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$9.000	12/17/2011	$9,045	$199	$(325)
Put - CBOE iShares U.S. Real Estate Index Fund	48.000	12/17/2011	2,838	602	(812)

				$801	$(1,137)

(j)	Foreign currency contracts outstanding on September 30, 2011:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	100,323	10/2011	HUS	$1,176	$0	$1,176
Sell	BRL	84,715	11/2011	BRC	6,539	0	6,539
Sell		4,975	11/2011	CBK	448	0	448
Sell		7,167	11/2011	DUB	622	0	622
Buy	CAD	1,499	10/2011	CBK	0	(71)	(71)
Sell		4,787	10/2011	DUB	259	0	259
Buy		1,499	10/2011	UAG	0	(71)	(71)
Sell	CHF	1,964	10/2011	CBK	32	0	32
Buy		7,500	10/2011	DUB	0	(436)	(436)
Sell		1,964	10/2011	UAG	32	0	32
Buy	CNY	20,528	11/2011	DUB	111	0	111
Buy		200	11/2011	JPM	0	0	0
Sell		30,402	02/2012	JPM	0	(73)	(73)
Buy		20,797	06/2012	BRC	0	(58)	(58)
Buy		68,000	06/2012	HUS	0	(78)	(78)
Buy		180,099	06/2012	JPM	0	(324)	(324)
Buy		7,000	08/2013	DUB	0	(29)	(29)
Buy		21,424	08/2013	UAG	0	(61)	(61)
Buy		9,400	09/2015	DUB	0	(83)	(83)
Sell	EUR	8,100	10/2011	BRC	206	0	206
Buy		2,185	10/2011	CBK	0	(156)	(156)
Sell		696	10/2011	CBK	12	0	12
Sell		1,656	10/2011	FBL	94	0	94
Sell		10,707	10/2011	JPM	896	0	896
Sell		1,657	10/2011	MSC	89	0	89
Buy		2,206	10/2011	RBC	0	(17)	(17)
Sell		2,700	10/2011	RYL	68	0	68
Sell	GBP	3,800	10/2011	DUB	28	0	28
Buy		7,483	12/2011	CBK	0	(323)	(323)
Sell	HUF	246,689	10/2011	JPM	208	0	208
Sell	IDR	68,720,000	10/2011	BRC	558	0	558
Sell		12,635,000	10/2011	DUB	102	0	102
Sell		68,784,000	10/2011	HUS	551	0	551
Sell	INR	378,166	11/2011	CBK	835	0	835
Buy	JPY	282,221	10/2011	BRC	0	(40)	(40)
Buy		2,975,276	10/2011	CBK	1,556	0	1,556
Sell		2,242,095	10/2011	RYL	0	(154)	(154)
Buy		282,218	10/2011	UAG	0	(40)	(40)
Sell	KRW	27,479,007	11/2011	JPM	2,549	0	2,549
Sell	MXN	64,865	11/2011	MSC	873	0	873
Sell	MYR	9,807	11/2011	BRC	273	0	273
Buy	NOK	18,202	10/2011	BRC	0	(103)	(103)
Buy		12,607	10/2011	CBK	0	(193)	(193)
Buy		33,590	10/2011	DUB	0	(184)	(184)
Buy		12,608	10/2011	JPM	0	(205)	(205)
Buy		15,389	10/2011	UAG	0	(82)	(82)
Sell	NZD	2,700	10/2011	CBK	153	0	153
Sell		2,700	10/2011	UAG	153	0	153
Sell	PLN	17,165	11/2011	JPM	988	0	988
Sell	RUB	432,034	03/2012	CBK	1,576	0	1,576
Buy	SEK	5,253	10/2011	BRC	0	(48)	(48)
Buy		5,254	10/2011	DUB	0	(51)	(51)
Sell	SGD	3,969	12/2011	BRC	20	0	20
Buy		3,969	12/2011	FBL	0	(149)	(149)
Sell	TRY	3,274	10/2011	HUS	193	0	193
Buy		3,274	10/2011	JPM	0	(11)	(11)
Sell		3,274	01/2012	JPM	11	0	11
Sell	TWD	90,880	01/2012	CBK	194	0	194
Sell		536,424	01/2012	HUS	1,048	0	1,048
Sell	ZAR	49,678	10/2011	HUS	929	0	929

					$23,382	$(3,040)	$20,342

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$26,046	$0	$26,046
Industrials	0	3,480	0	3,480
Utilities	0	2,637	0	2,637
U.S. Treasury Obligations	0	24,114	0	24,114
Sovereign Issues	0	190,293	0	190,293
Mutual Funds	809,675	0	0	809,675
Exchange-Traded Funds	370,578	0	0	370,578
Short-Term Instruments
Repurchase Agreements	0	12,588	0	12,588
Short-Term Notes	0	600	0	600
U.S. Treasury Bills	0	65,330	0	65,330
PIMCO Short-Term Floating NAV Portfolio	17,937	0	0	17,937
Purchased Options
Commodity Contracts	509	1,820	0	2,329
Equity Contracts	46,387	0	0	46,387
Foreign Exchange Contracts	0	1,703	1,088	2,791
Interest Rate Contracts	0	10,165	0	10,165
	$1,245,086	$338,776	$1,088	$1,584,950

Financial Derivative Instruments (7) - Assets
Commodity Contracts	0	707	0	707
Credit Contracts	0	2,613	0	2,613
Foreign Exchange Contracts	0	23,382	0	23,382
Interest Rate Contracts	793	3,129	0	3,922
	$793	$29,831	$0	$30,624

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	(731)	(5,421)	0	(6,152)
Credit Contracts	0	(849)	0	(849)
Equity Contracts	(14,154)	(284)	0	(14,438)
Foreign Exchange Contracts	0	(3,434)	0	(3,434)
Interest Rate Contracts	0	(2,170)	0	(2,170)

	$(14,885)	$(12,158)	$0	$(27,043)

Totals	$1,230,994	$356,449	$1,088	$1,588,531

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 12/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2011 (9)
Investments, at value
Purchased Options
Foreign Exchange Contracts	$0	$0	$0	$0	$0	$0	$1,088	$0	$1,088	$0
Commodity Contracts	11	0	(15)	0	4	0	0	0	0	0

	$11	$0	$(15)	$0	$4	$0	$1,088	$0	$1,088	$0

Financial Derivative Instruments (7) - Liabilities
Commodity Contracts	$(14)	$30	$0	$0	$(7)	$(9)	$0	$0	$0	$0

Totals	$(3)	$30	$(15)	$0	$(3)	$(9)	$1,088	$0	$1,088	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO AND PIMCO GLOBAL MULTI-ASSET PORTFOLIO (“Commodity Portfolios”)

The PIMCO Cayman Commodity Portfolio I and II (“Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Portfolios in order to effect certain investments for the Commodity Portfolios consistent with the Commodity Portfolio’s investment objectives and policies specified in their respective prospectus and statement of additional information. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, each Commodity Subsidiary, shares issued by each Commodity Subsidiary confers upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2011 of each Subsidiary to its Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Incorporated Date	Subscription Agreement	Approximate Fund Net Assets	Approximate Subsidiary Net Assets	Percentage
PIMCO CommodityRealReturn® Strategy Portfolio (the “CRRS Portfolio”)	PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”)	07/21/2006	08/01/2006	$675,505	$131,658	19.5%
PIMCO Global Multi-Asset Portfolio (the “GMA Portfolio”)	PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”)	11/21/2008	01/14/2009	1,569,137	95,339	6.1

2. Fair Value Measurements

U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Investments in privately held investment funds where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Portfolio uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of the security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Portfolio’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Portfolio.

3. Federal Income Tax Matters

Each Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2011, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CRRS and GMA Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the PIMCO CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the PIMCO Cayman Commodity Fund I Ltd., which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS and GMA Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the CRRS Subsidiary’s and GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the CRRS and GMA Portfolios as a deductible amount for federal income tax purposes. Note that the loss from the CRRS Subsidiary’s and GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s and GMA Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s and GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CRRS and GMA Portfolios as income for federal income tax purposes.

As of September 30, 2011, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO All Asset Portfolio	$39,481	$(39,114)	$367
PIMCO Emerging Markets Bond Portfolio	13,806	(6,675)	7,131
PIMCO Foreign Bond Portfolio (Unhedged)	932	(1,544)	(612)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	2,448	(3,535)	(1,087)
PIMCO Global Advantage Strategy Bond Portfolio	248	(2,480)	(2,232)
PIMCO Global Bond Portfolio (Unhedged)	14,344	(15,937)	(1,593)
PIMCO High Yield Portfolio	15,268	(43,474)	(28,206)
PIMCO Long-Term U.S. Government Portfolio	15,073	(1,806)	13,267
PIMCO Low Duration Portfolio	14,402	(34,384)	(19,982)
PIMCO Real Return Portfolio	46,623	(68,396)	(21,773)
PIMCO Short-Term Portfolio	113	(1,061)	(948)
PIMCO Total Return Portfolio	241,823	(176,154)	65,669
PIMCO Unconstrained Bond Portfolio	2,601	(4,643)	(2,042)
PIMCO CommodityRealReturn® Strategy Portfolio	7,150	(17,653)	(10,503)
PIMCO Global Multi-Asset Portfolio	20,683	(143,907)	(123,224)

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG
FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.
FBL	Credit Suisse AG

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
GBP	British Pound	NOK	Norwegian Krone	USD	United States Dollar
HKD	Hong Kong Dollar	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSHG	Dow Jones-UBS Copper Sub-Index	HOCL1	NYMEX Heating Oil NYMEX WTI Cushing Crude Oil First Month Spread
BXCS1461	Barclays Commodity Strategy BXCS1461 Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	LSFOCOCAL12	2012 Calendar Margin Platts Northwest Europe 1% Fuel Oil Cargoes vs. Brent
CDX.EM	Credit Derivatives Index - Emerging Markets	DTDBRTCO CAL12	2012 Calendar Dated Brent Margin	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	ENHGD84T	Dow Jones-AIG E84 Total Return	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CDX.IG	Credit Derivatives Index - Investment Grade	EUMARGIN CAL12	2012 Calendar European Refined Margin	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index	EUROBOBCO CAL12	2012 Calendar Eurobob Margin Gasoline vs. Brent	MOTT3007	Dow Jones-UBS MW1 Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	EUROJETCOCAL 12	2012 Calendar NWE CIF Jet vs. Brent	NGCAL19	2019 Calendar Natural Gas
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RPI	Retail Price Index
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	GOCOCAL CAL12	2012 Calendar Margin ICE Gasoil vs. Brent	SPGCICP	S&P GSCI Copper Index Excess Return

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
FDIC	Federal Deposit Insurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
AID	Agency International Development	CLO	Collateralized Loan Obligation	oz.	Ounce
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 29, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2011